UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2014

Date of reporting period: 06/30/2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2014

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com**®, log into your account, scroll down to *State Farm Mutual Funds*®, and then click on *Go Paperless*.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to equities, fixed income, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each LifePath Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the LifePath Fund(s) is not guaranteed at any time, including at the target date.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the Mutual Funds Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-4930 for assistance.

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Mutual Funds Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Mutual Funds Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website at statefarm.com®

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2014, for the State Farm Mutual Fund Trust (“the Trust”). We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2. As always, your registered State Farm agent is available to discuss your financial needs and risk tolerance.

Market Review

During the 6-month period ended June 30, 2014, the U.S. equity and fixed income markets achieved positive total returns, while most major international equity markets also achieved gains.

In the U.S., investors absorbed mixed news throughout the period to help equity markets (as represented by the S&P 500® Index3) build on 2013 returns and continue an uneven climb during the 6-month period ended June 30, 2014. The S&P 500 Index generated positive total returns for five of those six months, suffering its only monthly decline (-3.5%) in January. On its way to generating a total return of 7.14% for the 6-month period ended June 30, 2014, the S&P 500 Index set 22 new closing price highs.

Overall, as the accompanying table illustrates, in addition to the 7.14% total return in large cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) posted positive total returns of 8.67% and 3.19%, respectively, for the 6-month period ended June 30, 2014.

The positive factors influencing U.S. equity markets included improved corporate earnings, growing levels of business cash-on-hand, a continued trend of generally subdued inflation, and improvement in several sectors of the U.S. economy, such as labor, manufacturing, and consumer spending. In May, American factories saw new orders increase to a 7-month high, while new auto and home sales showed renewed strength during the second quarter (April–June). In addition, the Federal Reserve (the “Fed”) continued to maintain an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2014.

Major Market Indices	Year-to-Date Total Return as of 6/30/2014
S&P 500 Index	7.14%
Russell Midcap Index	8.67%
Russell 2000 Index	3.19%
MSCI EAFE Free Index	4.78%
MSCI All Country World Index ex-U.S. Index	5.56%
MSCI Emerging Markets Index	6.14%
Barclays U.S. Aggregate Bond Index	3.93%
Barclays Municipal Bond Index	6.00%

However, the market environment was not without its challenges. Political and military tensions between Russia and Ukraine provided uncertainty for the markets early in 2014, but those negative headwinds subsided as tensions eased in May. Conflict in the Middle East, though, introduced new uncertainty in June as insurgents launched attacks within Iraq, gaining control over parts of that country. Meanwhile, first quarter (January-March) Gross Domestic Product (GDP) was revised downward to –2.9% on an annualized basis, representing the U.S. economy’s first contraction in three years. However, for the most part, investors seemed to view the slowdown as temporary and attributed it to the severe ‘polar vortex’ winter weather system that affected a majority of the U.S., as well as to the drawdown of business inventories that had built-up in the prior year. This investor resiliency helped the S&P 500 Index achieve a total return of 5.23% for the second quarter (April–June), as investor sentiment was buoyed by expectations that modest economic growth would be enough to keep corporate profits expanding.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

International equities markets, as represented by the MSCI EAFE Free® Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted total returns of 4.78% and 5.56%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2014. Within the MSCI EAFE Free Index, Israel was the strongest performer, rising 21.09% in U.S. dollar terms. Meanwhile, Austria was the weakest performing country in that Index for the 6-month period, declining –3.36% in U.S. dollar terms. After suffering a –2.60% total return decline in calendar year 2013, emerging market performance rebounded during the 6-month period ended June 30, 2014, with the MSCI Emerging Markets Index posting a total return of 6.14% in U.S. dollar terms. India led all emerging market performers with a total return of 21.86%, while Russia trailed as the weakest emerging market performer, returning –5.30% in U.S. dollar terms6.

Meanwhile, after U.S. fixed income investments in general suffered losses in the prior year, the relative strength of the bond markets surprised many during the first half of 2014. Among major fixed income indices, the Barclays U.S. Aggregate Bond Index and the Barclays Municipal Bond Index posted total returns of 3.93% and 6.00%, respectively, over the 6-month period ended June 30, 2014, as price increases added to bond coupon income7. As the chart below shows, after beginning January above 3.0%, 10-year U.S. Treasury yields decreased in early 2014 and maintained that level to finish the period ended June 30, 2014, at 2.53%. Short-term yields remained low, with the 3-month U.S. Treasury yields starting January at 0.07% before settling at 0.04% for the period ended June 30, 20148.

6	Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2014, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	The Barclays U.S. Aggregate Bond Index and Barclays Municipal Bond Index returns provided by Barclays Inc. The Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

8	Source: The U.S. Department of the Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

The relative strength in U.S. fixed income investment performance came after the Fed started reducing the amount of its asset-purchase programs known as “quantitative easing.” In December of 2013, the Fed started tapering its $85 billion per month “quantitative easing” purchases to $75 billion per month, and it repeated similar $10 billion per month reductions in January, March, April and June as new Fed chair Janet Yellen marked her debut with no abrupt changes in U.S. monetary policy. Despite this continued Fed tapering and evidence that the economy was on solid ground, the major U.S. fixed income markets continued to generate positive total returns, as the demand for bonds outstripped supply during the 6-month period ended June 30, 2014.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2014, through December 31, 2014, in the State Farm Mutual Fund Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by maturity and based on total investments as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 2.87% allocation to the JPMorgan Tax Free Money Market Fund.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath® Retirement Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2014. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2020® Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2014. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2030® Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2014. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2040® Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2014. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2050® Fund

LifePath 2050 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2014. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,066.13	1.16%	$5.94
Class B Shares	$1,000.00	$1,062.86	1.86%	$9.51
Legacy Class A Shares	$1,000.00	$1,065.85	1.16%	$5.94
Legacy Class B Shares	$1,000.00	$1,063.83	1.56%	$7.98
Institutional Shares	$1,000.00	$1,067.05	0.91%	$4.66
Class R-1 Shares	$1,000.00	$1,063.73	1.48%	$7.57
Class R-2 Shares	$1,000.00	$1,065.12	1.28%	$6.55
Class R-3 Shares	$1,000.00	$1,067.05	0.98%	$5.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class B Shares	$1,000.00	$1,015.57	1.86%	$9.30
Legacy Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Legacy Class B Shares	$1,000.00	$1,017.06	1.56%	$7.80
Institutional Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-1 Shares	$1,000.00	$1,017.46	1.48%	$7.40
Class R-2 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-3 Shares	$1,000.00	$1,019.93	0.98%	$4.91

State Farm Small/Mid Cap Equity Fund2

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,051.14	1.39%	$7.07
Class B Shares	$1,000.00	$1,049.00	1.85%	$9.40
Legacy Class A Shares	$1,000.00	$1,051.36	1.39%	$7.07
Legacy Class B Shares	$1,000.00	$1,049.62	1.79%	$9.10
Institutional Shares	$1,000.00	$1,053.24	1.14%	$5.80
Class R-1 Shares	$1,000.00	$1,050.08	1.71%	$8.69
Class R-2 Shares	$1,000.00	$1,050.68	1.51%	$7.68
Class R-3 Shares	$1,000.00	$1,052.96	1.21%	$6.16

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.90	1.39%	$6.95
Class B Shares	$1,000.00	$1,015.62	1.85%	$9.25
Legacy Class A Shares	$1,000.00	$1,017.90	1.39%	$6.95
Legacy Class B Shares	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class R-1 Shares	$1,000.00	$1,016.31	1.71%	$8.55
Class R-2 Shares	$1,000.00	$1,017.31	1.51%	$7.55
Class R-3 Shares	$1,000.00	$1,018.79	1.21%	$6.06

State Farm International Equity Fund3

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,012.26	1.50%	$7.48
Class B Shares	$1,000.00	$1,008.87	2.01%	$10.01
Legacy Class A Shares	$1,000.00	$1,011.27	1.50%	$7.48
Legacy Class B Shares	$1,000.00	$1,009.67	1.90%	$9.47
Institutional Shares	$1,000.00	$1,013.01	1.25%	$6.24
Class R-1 Shares	$1,000.00	$1,009.68	1.82%	$9.07
Class R-2 Shares	$1,000.00	$1,011.39	1.62%	$8.08
Class R-3 Shares	$1,000.00	$1,012.15	1.32%	$6.59

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,014.83	2.01%	$10.04
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,018.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,067.58	0.74%	$3.79
Class B Shares	$1,000.00	$1,063.66	1.44%	$7.37
Legacy Class A Shares	$1,000.00	$1,067.24	0.74%	$3.79
Legacy Class B Shares	$1,000.00	$1,064.63	1.14%	$5.84
Institutional Shares	$1,000.00	$1,068.47	0.49%	$2.51
Class R-1 Shares	$1,000.00	$1,065.14	1.06%	$5.43
Class R-2 Shares	$1,000.00	$1,066.95	0.86%	$4.41
Class R-3 Shares	$1,000.00	$1,067.86	0.56%	$2.87

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.12	0.74%	$3.71
Class B Shares	$1,000.00	$1,017.65	1.44%	$7.20
Legacy Class A Shares	$1,000.00	$1,021.12	0.74%	$3.71
Legacy Class B Shares	$1,000.00	$1,019.14	1.14%	$5.71
Institutional Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R-1 Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class R-2 Shares	$1,000.00	$1,020.53	0.86%	$4.31
Class R-3 Shares	$1,000.00	$1,022.02	0.56%	$2.81

State Farm Small Cap Index Fund4

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,027.21	0.93%	$4.67
Class B Shares	$1,000.00	$1,025.23	1.36%	$6.83
Legacy Class A Shares	$1,000.00	$1,027.46	0.93%	$4.68
Legacy Class B Shares	$1,000.00	$1,024.88	1.33%	$6.68
Institutional Shares	$1,000.00	$1,028.25	0.68%	$3.42
Class R-1 Shares	$1,000.00	$1,025.44	1.25%	$6.28
Class R-2 Shares	$1,000.00	$1,027.22	1.05%	$5.28
Class R-3 Shares	$1,000.00	$1,028.25	0.75%	$3.77

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class B Shares	$1,000.00	$1,018.05	1.36%	$6.80
Legacy Class A Shares	$1,000.00	$1,020.18	0.93%	$4.66
Legacy Class B Shares	$1,000.00	$1,018.20	1.33%	$6.66
Institutional Shares	$1,000.00	$1,021.42	0.68%	$3.41
Class R-1 Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-2 Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class R-3 Shares	$1,000.00	$1,021.08	0.75%	$3.76

State Farm International Index Fund5

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,044.84	1.18%	$5.98
Class B Shares	$1,000.00	$1,042.40	1.61%	$8.15
Legacy Class A Shares	$1,000.00	$1,044.91	1.18%	$5.98
Legacy Class B Shares	$1,000.00	$1,043.10	1.58%	$8.00
Institutional Shares	$1,000.00	$1,046.36	0.93%	$4.72
Class R-1 Shares	$1,000.00	$1,043.20	1.50%	$7.60
Class R-2 Shares	$1,000.00	$1,044.94	1.30%	$6.59
Class R-3 Shares	$1,000.00	$1,046.33	1.00%	$5.07

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class B Shares	$1,000.00	$1,016.81	1.61%	$8.05
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

State Farm Equity and Bond Fund6

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014[7]	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,056.71	0.96%	$4.90
Class B Shares	$1,000.00	$1,054.07	1.50%	$7.64
Legacy Class A Shares	$1,000.00	$1,057.19	0.96%	$4.90
Legacy Class B Shares	$1,000.00	$1,053.98	1.36%	$6.93
Institutional Shares	$1,000.00	$1,057.85	0.71%	$3.62
Class R-1 Shares	$1,000.00	$1,054.88	1.28%	$6.52
Class R-2 Shares	$1,000.00	$1,056.83	1.08%	$5.51
Class R-3 Shares	$1,000.00	$1,057.12	0.78%	$3.98

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.03	0.96%	$4.81
Class B Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class A Shares	$1,000.00	$1,020.03	0.96%	$4.81
Legacy Class B Shares	$1,000.00	$1,018.05	1.36%	$6.80
Institutional Shares	$1,000.00	$1,021.27	0.71%	$3.56
Class R-1 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-2 Shares	$1,000.00	$1,019.44	1.08%	$5.41
Class R-3 Shares	$1,000.00	$1,020.93	0.78%	$3.91

State Farm Bond Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,043.24	0.66%	$3.34
Class B Shares	$1,000.00	$1,041.22	1.06%	$5.36
Legacy Class A Shares	$1,000.00	$1,043.22	0.66%	$3.34
Legacy Class B Shares	$1,000.00	$1,042.07	1.06%	$5.37
Institutional Shares	$1,000.00	$1,045.49	0.41%	$2.08
Class R-1 Shares	$1,000.00	$1,041.60	0.98%	$4.96
Class R-2 Shares	$1,000.00	$1,042.66	0.78%	$3.95
Class R-3 Shares	$1,000.00	$1,045.10	0.48%	$2.43

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Legacy Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31
Institutional Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class R-1 Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class R-2 Shares	$1,000.00	$1,020.93	0.78%	$3.91
Class R-3 Shares	$1,000.00	$1,022.41	0.48%	$2.41

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,057.68	0.66%	$3.37
Class B Shares	$1,000.00	$1,055.64	1.06%	$5.40
Legacy Class A Shares	$1,000.00	$1,057.77	0.66%	$3.37
Legacy Class B Shares	$1,000.00	$1,055.68	1.06%	$5.40

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Legacy Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31

State Farm Money Market Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.07%	$0.35
Class B Shares	$1,000.00	$1,000.00	0.07%	$0.35
Legacy Class A Shares	$1,000.00	$1,000.00	0.07%	$0.35
Legacy Class B Shares	$1,000.00	$1,000.00	0.07%	$0.35
Institutional Shares	$1,000.00	$1,000.01	0.07%	$0.35
Class R-1 Shares	$1,000.00	$1,000.00	0.07%	$0.35
Class R-2 Shares	$1,000.00	$1,000.00	0.07%	$0.35
Class R-3 Shares	$1,000.00	$1,000.01	0.07%	$0.35

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.45	0.07%	$0.35
Class B Shares	$1,000.00	$1,024.45	0.07%	$0.35
Legacy Class A Shares	$1,000.00	$1,024.45	0.07%	$0.35
Legacy Class B Shares	$1,000.00	$1,024.45	0.07%	$0.35
Institutional Shares	$1,000.00	$1,024.45	0.07%	$0.35
Class R-1 Shares	$1,000.00	$1,024.45	0.07%	$0.35
Class R-2 Shares	$1,000.00	$1,024.45	0.07%	$0.35
Class R-3 Shares	$1,000.00	$1,024.45	0.07%	$0.35

State Farm LifePath Retirement Fund8

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014[9]	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,046.15	1.06%	$5.38
Class B Shares	$1,000.00	$1,043.42	1.55%	$7.85
Legacy Class A Shares	$1,000.00	$1,045.80	1.06%	$5.38
Legacy Class B Shares	$1,000.00	$1,044.00	1.46%	$7.40
Institutional Shares	$1,000.00	$1,047.16	0.81%	$4.11
Class R-1 Shares	$1,000.00	$1,044.25	1.38%	$6.99
Class R-2 Shares	$1,000.00	$1,045.92	1.18%	$5.99
Class R-3 Shares	$1,000.00	$1,046.80	0.88%	$4.47

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class B Shares	$1,000.00	$1,017.11	1.55%	$7.75
Legacy Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class B Shares	$1,000.00	$1,017.55	1.46%	$7.30
Institutional Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class R-1 Shares	$1,000.00	$1,017.95	1.38%	$6.90
Class R-2 Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class R-3 Shares	$1,000.00	$1,020.43	0.88%	$4.41

State Farm LifePath 2020 Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014[9]	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,049.13	1.04%	$5.28
Class B Shares	$1,000.00	$1,045.26	1.74%	$8.82
Legacy Class A Shares	$1,000.00	$1,049.31	1.04%	$5.28
Legacy Class B Shares	$1,000.00	$1,047.06	1.44%	$7.31
Institutional Shares	$1,000.00	$1,050.38	0.79%	$4.02
Class R-1 Shares	$1,000.00	$1,047.26	1.36%	$6.90
Class R-2 Shares	$1,000.00	$1,048.61	1.16%	$5.89
Class R-3 Shares	$1,000.00	$1,049.79	0.86%	$4.37

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.64	1.04%	$5.21
Class B Shares	$1,000.00	$1,016.17	1.74%	$8.70
Legacy Class A Shares	$1,000.00	$1,019.64	1.04%	$5.21
Legacy Class B Shares	$1,000.00	$1,017.65	1.44%	$7.20
Institutional Shares	$1,000.00	$1,020.88	0.79%	$3.96
Class R-1 Shares	$1,000.00	$1,018.05	1.36%	$6.80
Class R-2 Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class R-3 Shares	$1,000.00	$1,020.53	0.86%	$4.31

State Farm LifePath 2030 Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014[9]	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,053.01	1.02%	$5.19
Class B Shares	$1,000.00	$1,049.34	1.72%	$8.74
Legacy Class A Shares	$1,000.00	$1,053.63	1.02%	$5.19
Legacy Class B Shares	$1,000.00	$1,050.98	1.42%	$7.22
Institutional Shares	$1,000.00	$1,054.69	0.77%	$3.92
Class R-1 Shares	$1,000.00	$1,051.32	1.34%	$6.82
Class R-2 Shares	$1,000.00	$1,052.42	1.14%	$5.80
Class R-3 Shares	$1,000.00	$1,054.00	0.84%	$4.28

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.74	1.02%	$5.11
Class B Shares	$1,000.00	$1,016.27	1.72%	$8.60
Legacy Class A Shares	$1,000.00	$1,019.74	1.02%	$5.11
Legacy Class B Shares	$1,000.00	$1,017.75	1.42%	$7.10
Institutional Shares	$1,000.00	$1,020.98	0.77%	$3.86
Class R-1 Shares	$1,000.00	$1,018.15	1.34%	$6.71
Class R-2 Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class R-3 Shares	$1,000.00	$1,020.63	0.84%	$4.21

State Farm LifePath 2040 Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014[9]	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,056.29	1.00%	$5.10
Class B Shares	$1,000.00	$1,052.83	1.70%	$8.65
Legacy Class A Shares	$1,000.00	$1,056.77	1.00%	$5.10
Legacy Class B Shares	$1,000.00	$1,054.83	1.40%	$7.13
Institutional Shares	$1,000.00	$1,057.73	0.75%	$3.83
Class R-1 Shares	$1,000.00	$1,054.65	1.32%	$6.72
Class R-2 Shares	$1,000.00	$1,055.66	1.12%	$5.71
Class R-3 Shares	$1,000.00	$1,057.81	0.82%	$4.18

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Class B Shares	$1,000.00	$1,016.36	1.70%	$8.50
Legacy Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Legacy Class B Shares	$1,000.00	$1,017.85	1.40%	$7.00
Institutional Shares	$1,000.00	$1,021.08	0.75%	$3.76
Class R-1 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-2 Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-3 Shares	$1,000.00	$1,020.73	0.82%	$4.11

State Farm LifePath 2050 Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014[9]	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Actual
Class A Shares	$1,000.00	$1,059.31	1.06%	$5.41
Class R-1 Shares	$1,000.00	$1,057.25	1.38%	$7.04
Class R-2 Shares	$1,000.00	$1,058.12	1.18%	$6.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class R-1 Shares	$1,000.00	$1,017.95	1.38%	$6.90
Class R-2 Shares	$1,000.00	$1,018.94	1.18%	$5.91

1	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Restated Expense Example Table for the State Farm Small/Mid Cap Equity Fund: Effective April 8, 2014, the 12b-1 fee for the State Farm Small/Mid Cap Equity Fund, Class B Shares increased from 0.50% to 0.95%. The restated example reflects expenses as if the 12b-1 fee increase had been in place during the entire period from January 1, 2014 to June 30, 2014 as follows:

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based On the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual
Class B Shares	$1,000.00	$1,047.73	2.10%	$10.66

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Restated Expense Example Table for the State Farm International Equity Fund: Effective April 8, 2014, the 12b-1 fee for the State Farm International Equity Fund, Class B Shares increased from 0.60% to 0.95%. The restated example reflects expenses as if the 12b-1 fee increase had been in place during the entire period from January 1, 2014 to June 30, 2014 as follows:

State Farm International Equity Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based On the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual
Class B Shares	$1,000.00	$1,007.93	2.20%	$10.95

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,013.88	2.20%	$10.99

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Restated Expense Example Table for the State Farm Small Cap Index Fund: Effective April 8, 2014, the 12b-1 fee for the State Farm Small Cap Index Fund, Class B Shares increased from 0.45% to 0.95%. The restated example reflects expenses as if the 12b-1 fee increase had been in place during the entire period from January 1, 2014 to June 30, 2014 as follows:

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based On the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual
Class B Shares	$1,000.00	$1,023.87	1.63%	$8.18

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,016.71	1.63%	$8.15

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5	Restated Expense Example Table for the State Farm International Index Fund: Effective April 8, 2014, the 12b-1 fee for the State Farm International Index Fund, Class B Shares increased from 0.45% to 0.95%. The restated example reflects expenses as if the 12b-1 fee increase had been in place during the entire period from January 1, 2014 to June 30, 2014 as follows:

State Farm International Index Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based On the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual
Class B Shares	$1,000.00	$1,041.03	1.88%	$9.51

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,015.47	1.88%	$9.39

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6	Restated Expense Example Table for the State Farm Equity and Bond Fund: Effective April 8, 2014, the 12b-1 fee for the State Farm Equity and Bond Fund, Class B Shares increased from 0.65% to 0.95%. The restated example reflects expenses as if the 12b-1 fee increase had been in place during the entire period from January 1, 2014 to June 30, 2014 as follows:

State Farm Equity and Bond Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based On the Period January 1, 2014 to June 30, 2014*	Expenses Paid During Period January 1, 2014 to June 30, 2014**
Actual
Class B Shares	$1,000.00	$1,053.26	1.66%	$8.45

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,016.56	1.66%	$8.30

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

7	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

8	Restated Expense Example Table for the State Farm LifePath Retirement Fund: Effective April 8, 2014, the 12b-1 fee for the State Farm LifePath Retirement Fund, Class B Shares increased from 0.55% to 0.95%. The restated example reflects expenses as if the 12b-1 fee increase had been in place during the entire period from January 1, 2014 to June 30, 2014 as follows:

State Farm LifePath Retirement Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based On the Period January 1, 2014 to June 30, 2014*	Expenses Paid During Period January 1, 2014 to June 30, 2014**
Actual
Class B Shares	$1,000.00	$1,042.41	1.75%	$8.86

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,016.12	1.75%	$8.75

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 13, 2014, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, Inc. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, LLC (“Rainier”) with respect to the Small/Mid Cap Equity Fund, and (viii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”). Together, Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock will be referred to as the “Sub-Advisers,” and together, the investment sub-advisory agreements between SFIMC, Mutual Fund Trust and each Sub-Adviser will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired Sub-Advisers for six of Mutual Fund Trust’s Funds. Each Sub-Adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their Sub-Advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
S&P 500 Index Fund	BlackRock
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 13, 2014 meeting, independent legal counsel to the Independent Trustees sent each Sub-Adviser and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 13th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding the Board members’ responsibilities (and in particular, the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust also reviewed contract review materials at meetings held on March 14, 2014 and May 27, 2014, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered the various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the Advisory and Sub-Advisory Agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods (e.g., the one-, three-, five- and ten-year periods, as applicable to a Fund) as compared to the performance of one or more benchmark indexes, including the returns of the appropriate Morningstar Category Average composite, which includes all mutual funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Equity Fund, the Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to each Fund’s applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of these Funds lagged during the ten-year time period ending March 31, 2014, but had improved in the three- and five-year time periods ending March 31, 2014. The Board considered SFIMC’s explanation that the 10-year performance of all three of these Funds included performance of each Fund’s previous sub-adviser, which is part of the reason that 10-year performance for these three Funds lagged. After extensive discussion of this and other performance information, including the improved performance over more recent periods, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The Tax Advantaged Bond Fund and the Bond Fund underperformed the applicable Morningstar Category Average composite over the three- and five-year year time frames, periods during which higher-risk, lower credit-quality bonds outperformed relative to lower-risk, higher credit-quality bonds. The performance of the Money Market Fund was competitive with its benchmark and the narrow performance range of peers within its Morningstar Category Average composite. Although the performance of the Equity and Bond lagged over the five- and ten-year periods, its recent relative performance has improved. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these four Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively, the “LifePath Funds”) for the one-, three- and five-year periods ended March 31, 2014. The Board considered each LifePath Fund’s performance compared to its Morningstar Category Average composite. SFIMC explained to the Board that the LifePath Funds’ relative lower allocation to U.S. equity securities hindered the relative performance of the later-dated LifePath Funds (i.e., the LifePath 2020, 2030, 2040 and 2050 Funds) over the three- and five-year periods. SFIMC noted that the relative performance of the LifePath Retirement Fund had improved over the three- and five-year periods as a result of the performance of that Fund’s fixed-income securities. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional clients, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of Fund shareholders. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the assets of a Fund grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s expense levels per unit will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. The Board also considered SFIMC’s assertion that breakpoints are not appropriate at the present time in light of the sizes of the Funds. Economies of scale for the benefit of Fund shareholders therefore was not a significant factor in the Board’s consideration of whether to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements; rather the Board considered the fact that as the Funds have grown, their expense ratios have fallen.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust (other than potential reputational benefits), particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations, their evaluation of the information provided by SFIMC and the Sub-Advisers and their considerations of the material factors described above the Board, including all of the Independent Trustees present at the Board meeting voting separately thereof, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2015, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2015.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (99.58%)
Consumer Discretionary (16.36%)
Advance Auto Parts Inc.	35,875	$4,840,255
AMC Networks Inc. Class A (a)	73,600	4,525,664
Best Buy Co. Inc.	68,500	2,124,185
Chipotle Mexican Grill Inc. (a)	4,100	2,429,291
Comcast Corp. Class A	131,100	7,037,448
Delphi Automotive PLC	50,200	3,450,748
DIRECTV (a)	29,400	2,499,294
Ford Motor Co.	129,200	2,227,408
Fossil Group Inc. (a)	16,600	1,735,032
GAP Inc., The	43,700	1,816,609
Goodyear Tire & Rubber Co., The	90,500	2,514,090
Hanesbrands Inc.	27,000	2,657,880
Home Depot Inc., The	54,500	4,412,320
Lear Corp.	27,400	2,447,368
Macy’s Inc.	40,400	2,344,008
Polaris Industries Inc.	17,800	2,318,272
Starbucks Corp.	26,400	2,042,832
Target Corp.	116,400	6,745,380
Time Warner Inc.	99,200	6,968,800
Twenty-First Century Fox Inc. Class A	71,700	2,520,255
Under Armour Inc. Class A (a)	43,200	2,569,968
Viacom Inc. Class B	52,300	4,535,979

		74,763,086

Consumer Staples (7.47%)
Colgate-Palmolive Co.	64,900	4,424,882
Constellation Brands Inc. Class A (a)	27,400	2,414,762
Costco Wholesale Corp.	18,000	2,072,880
General Mills Inc.	62,300	3,273,242
Herbalife Ltd.	30,900	1,994,286
Hershey Co., The	21,300	2,073,981
Keurig Green Mountain Inc.	19,400	2,417,434
Kroger Co., The	53,300	2,634,619
McCormick & Company Inc.	63,000	4,510,170
Nu Skin Enterprises Inc. Class A	17,800	1,316,488
PepsiCo Inc.	78,300	6,995,322

		34,128,066

Energy (7.52%)
Baker Hughes Inc.	31,000	2,307,950
Chevron Corp.	35,000	4,569,250
EOG Resources Inc.	42,200	4,931,492
EQT Corp.	22,600	2,415,940
Exxon Mobil Corp.	44,100	4,439,988
Marathon Petroleum Corp.	25,600	1,998,592
Noble Energy Inc.	31,700	2,455,482
Occidental Petroleum Corp.	43,900	4,505,457
ONEOK Inc.	35,000	2,382,800
Southwestern Energy Co. (a)	48,300	2,197,167
Valero Energy Corp.	42,900	2,149,290

		34,353,408

Financials (12.65%)
American International Group Inc.	80,700	4,404,606

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Arch Capital Group Ltd. (a)	37,000	$2,125,280
Bank of America Corp.	434,100	6,672,117
Capital One Financial Corp.	88,400	7,301,840
CIT Group Inc.	100,900	4,617,184
Discover Financial Services	38,200	2,367,636
Hartford Financial Services Group Inc., The	117,300	4,200,513
Invesco Ltd.	120,038	4,531,435
JPMorgan Chase & Co.	113,000	6,511,060
McGraw Hill Financial Inc.	29,400	2,441,082
MetLife Inc.	43,300	2,405,748
Prudential Financial Inc.	25,200	2,237,004
Wells Fargo & Co.	152,200	7,999,632

		57,815,137

Health Care (11.77%)
Abbott Laboratories	113,200	4,629,880
Actavis PLC (a)	11,700	2,609,685
Becton, Dickinson and Co.	38,300	4,530,890
Cigna Corp.	50,900	4,681,273
Cooper Companies Inc., The	17,000	2,304,010
Eli Lilly and Co.	42,700	2,654,659
Express Scripts Holding Co. (a)	64,200	4,450,986
GlaxoSmithKline PLC Sponsored ADR	83,500	4,465,580
Illumina Inc. (a)	21,900	3,910,026
Incyte Corp. (a)	45,600	2,573,664
Jazz Pharmaceuticals PLC (a)	16,400	2,410,964
Johnson & Johnson	89,400	9,353,028
Regeneron Pharmaceuticals Inc. (a)	11,100	3,135,417
Waters Corp. (a)	19,600	2,047,024

		53,757,086

Industrials (16.08%)
Avis Budget Group Inc. (a)	39,500	2,357,755
Boeing Co., The	19,000	2,417,370
Cintas Corp.	37,900	2,408,166
Danaher Corp.	29,400	2,314,662
Delta Air Lines Inc.	112,900	4,371,488
FedEx Corp.	23,600	3,572,568
General Electric Co.	161,700	4,249,476
Honeywell International Inc.	94,300	8,765,185
Lockheed Martin Corp.	14,300	2,298,439
MSC Industrial Direct Co. Inc. Class A	47,900	4,581,156
Northrop Grumman Corp.	19,700	2,356,711
Snap-on Inc.	20,400	2,417,808
Southwest Airlines Co.	124,400	3,341,384
Union Pacific Corp.	83,400	8,319,150
United Continental Holdings Inc. (a)	98,200	4,033,074
United Rentals Inc. (a)	28,000	2,932,440
United Technologies Corp.	56,400	6,511,380
W.W. Grainger Inc.	7,500	1,907,025
WESCO International Inc. (a)	50,100	4,327,638

		73,482,875

See accompanying notes to financial statements.	23

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (18.92%)
Accenture PLC Class A	54,400	$4,397,696
Amdocs Ltd.	137,400	6,365,742
Amphenol Corp. Class A	25,200	2,427,768
Apple Inc.	124,425	11,562,815
Automatic Data Processing Inc.	28,800	2,283,264
Cognizant Technology Solutions Corp. Class A (a)	47,800	2,337,898
Electronic Arts Inc. (a)	82,800	2,970,036
Fiserv Inc. (a)	37,500	2,262,000
Google Inc. Class A (a)	2,200	1,286,274
Google Inc. Class C (a)	2,200	1,265,616
Harris Corp.	29,900	2,264,925
Hewlett-Packard Co.	74,500	2,509,160
IAC/InterActiveCorp	36,100	2,499,203
International Business Machines Corp.	13,400	2,429,018
Intuit Inc.	29,300	2,359,529
LinkedIn Corp. Class A (a)	12,600	2,160,522
MasterCard Inc. Class A	33,000	2,424,510
Microchip Technology Inc.	48,100	2,347,761
Micron Technology Inc. (a)	73,700	2,428,415
Microsoft Corp.	73,000	3,044,100
Oracle Corp.	55,800	2,261,574
Paychex Inc.	52,100	2,165,276
QUALCOMM Inc.	83,800	6,636,960
Seagate Technology PLC	43,000	2,443,260
Skyworks Solutions Inc.	144,000	6,762,240
Visa Inc. Class A	10,900	2,296,739
Western Digital Corp.	24,500	2,261,350

		86,453,651

Materials (3.90%)
CF Industries Holdings Inc.	6,800	1,635,604
Dow Chemical Co., The	45,900	2,362,014
LyondellBasell Industries NV Class A	23,200	2,265,480
Packaging Corporation of America	31,300	2,237,637
Praxair Inc.	19,000	2,523,960
Rock-Tenn Co. Class A	21,000	2,217,390
Sealed Air Corp.	65,600	2,241,552
Sherwin-Williams Co., The	11,200	2,317,392

		17,801,029

Telecommunication Services (3.44%)
AT&T Inc.	128,800	4,554,368
Level 3 Communications Inc. (a)	101,200	4,443,692
Verizon Communications Inc.	137,800	6,742,554

		15,740,614

Utilities (1.47%)
Exelon Corp.	60,100	2,192,448
NextEra Energy Inc.	44,200	4,529,616

		6,722,064

Total Common Stocks
(cost $350,220,688)		455,017,016

	Shares	Value
Short-term Investments (0.38%)
JPMorgan U.S. Government Money Market Fund	1,706,964	$1,706,964

Total Short-term Investments
(cost $ 1,706,964)		1,706,964

TOTAL INVESTMENTS (99.96%)
(cost $ 351,927,652)		456,723,980
OTHER ASSETS, NET OF LIABILITIES (0.04%)		196,360

NET ASSETS (100.00%)		$456,920,340

(a)	Non-income producing security.

ADR - American Depositary Receipt

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.77%)
Consumer Discretionary (10.09%)
BorgWarner Inc.	30,840	$2,010,459
Brown Shoe Company Inc.	62,300	1,782,403
Cumulus Media Inc. Class A (a)	241,200	1,589,508
Dillard’s Inc. Class A	4,500	524,745
Foot Locker Inc.	35,840	1,817,805
Harman International Industries Inc.	23,040	2,475,187
hhgregg Inc. (a)	76,400	776,988
HomeAway Inc. (a)	22,270	775,441
Johnson Controls Inc.	11,050	551,726
Kate Spade & Co. (a)	14,080	537,011
Lennar Corp. Class A	38,990	1,636,800
Lions Gate Entertainment Corp.	47,470	1,356,693
Live Nation Entertainment Inc. (a)	47,610	1,175,491
LKQ Corp. (a)	56,490	1,507,718
Marriott International Inc. Class A	18,700	1,198,670
Mohawk Industries Inc. (a)	18,720	2,589,725
Outerwall Inc. (a)	23,500	1,394,725
PVH Corp.	4,420	515,372
Red Robin Gourmet Burgers Inc. (a)	18,100	1,288,720
Restoration Hardware Holdings Inc. (a)	7,110	661,586
Tractor Supply Co.	17,620	1,064,248
TripAdvisor Inc. (a)	8,330	905,138
Wynn Resorts Ltd.	3,980	826,089

		28,962,248

Consumer Staples (5.97%)
Andersons Inc., The	31,350	1,617,033
Chiquita Brands International Inc. (a)	108,100	1,172,885
Church & Dwight Co. Inc.	21,440	1,499,728
Fresh Del Monte Produce Inc.	43,400	1,330,210
Hain Celestial Group Inc., The (a)	15,070	1,337,312
Harbinger Group Inc. (a)	128,300	1,629,410
Kroger Co., The	37,720	1,864,500
Monster Beverage Corp. (a)	25,850	1,836,126
Nu Skin Enterprises Inc. Class A	8,620	637,535
Pinnacle Foods Inc.	12,760	419,804
SpartanNash Co.	61,200	1,285,812
Tyson Foods Inc. Class A	41,650	1,563,541
Weis Markets Inc.	20,600	942,038

		17,135,934

Energy (10.77%)
Alon USA Energy Inc.	87,800	1,092,232
Cloud Peak Energy Inc. (a)	51,300	944,946
Devon Energy Corp.	28,460	2,259,724
Energy XXI (Bermuda) Ltd.	55,800	1,318,554
Green Plains Inc.	86,700	2,849,829
Halcon Resources Corp. (a)	144,840	1,055,884
Matrix Service Co. (a)	46,000	1,508,340
Nabors Industries Ltd.	48,700	1,430,319
Oasis Petroleum Inc. (a)	56,780	3,173,434
Pioneer Energy Services Corp. (a)	162,500	2,850,250
Quicksilver Resources Inc. (a)	523,500	1,397,745
Renewable Energy Group Inc. (a)	138,100	1,584,007
REX American Resources Corp. (a)	26,500	1,942,715
SM Energy Co.	29,750	2,501,975

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Stone Energy Corp. (a)	55,400	$2,592,166
Superior Energy Services Inc.	30,590	1,105,523
W&T Offshore Inc.	80,400	1,316,148

		30,923,791

Financials (25.36%)
Affiliated Managers Group Inc. (a)	10,570	2,171,076
Ameriprise Financial Inc.	7,290	874,800
Berkshire Hills Bancorp Inc.	51,200	1,188,864
Calamos Asset Management Inc. Class A	91,700	1,227,863
Capitol Federal Financial Inc.	123,200	1,498,112
Cash America International Inc.	42,100	1,870,503
Cathay General Bancorp	57,800	1,477,368
CBRE Group Inc. Class A (a)	30,670	982,667
CNO Financial Group Inc.	93,000	1,655,400
Community Bank System Inc.	40,800	1,476,960
Corporate Office Properties Trust	81,820	2,275,414
CubeSmart	59,830	1,096,086
Discover Financial Services	11,390	705,952
East West Bancorp Inc.	44,240	1,547,958
EPR Properties	26,900	1,502,903
EverBank Financial Corp.	94,300	1,901,088
FBL Financial Group Inc. Class A	32,900	1,513,400
First American Financial Corp.	49,100	1,364,489
First Interstate BancSystem Inc.	54,800	1,489,464
Flagstar Bancorp Inc. (a)	83,500	1,511,350
Home Loan Servicing Solutions Ltd.	67,600	1,536,548
Horace Mann Educators Corp.	48,100	1,504,087
International Bancshares Corp.	53,400	1,441,800
Jones Lang LaSalle Inc.	11,410	1,442,110
Lazard Ltd. Class A	37,910	1,954,640
Maiden Holdings Ltd.	124,000	1,499,160
Nelnet Inc. Class A	33,300	1,379,619
Northwest Bancshares Inc.	101,200	1,373,284
Ocwen Financial Corp. (a)	37,880	1,405,348
OFG Bancorp	68,300	1,257,403
One Liberty Properties Inc.	1	21
OneBeacon Insurance Group Ltd. Class A	92,200	1,432,788
PacWest Bancorp	34,700	1,497,999
PHH Corp. (a)	66,200	1,521,276
Pinnacle Financial Partners Inc.	40,500	1,598,940
Platinum Underwriters Holdings Ltd.	23,900	1,549,915
PrivateBancorp Inc.	85,910	2,496,545
Raymond James Financial Inc.	28,260	1,433,630
RLI Corp.	25,200	1,153,656
Signature Bank (a)	15,510	1,957,052
Strategic Hotels & Resorts Inc. (a)	63,630	745,107
SunTrust Banks Inc.	31,310	1,254,279
SVB Financial Group (a)	3,530	411,669
Symetra Financial Corp.	78,600	1,787,364
UMB Financial Corp.	22,500	1,426,275
United Bankshares Inc.	46,300	1,496,879
United Community Banks Inc.	82,400	1,348,888
United Financial Bancorp Inc.	38,800	525,740

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Webster Financial Corp.	49,400	$1,558,076
Westamerica Bancorporation	25,900	1,354,052
Whitestone REIT	40,600	605,346
Wintrust Financial Corp.	33,500	1,541,000

		72,822,213

Health Care (10.02%)
Addus HomeCare Corp. (a)	57,400	1,290,349
Alkermes PLC (a)	28,150	1,416,790
Alliance HealthCare Services Inc. (a)	31,400	847,800
Cooper Companies Inc., The	14,420	1,954,343
Envision Healthcare Holdings (a)	36,770	1,320,411
Greatbatch Inc. (a)	30,600	1,501,236
Illumina Inc. (a)	2,880	514,195
Incyte Corp. (a)	25,350	1,430,754
Jazz Pharmaceuticals PLC (a)	7,370	1,083,464
Kindred Healthcare Inc.	108,500	2,506,350
Magellan Health Inc. (a)	23,100	1,437,744
Medivation Inc. (a)	18,010	1,388,211
PDL BioPharma Inc.	131,300	1,270,984
Perrigo Co. PLC	16,310	2,377,346
Salix Pharmaceuticals Ltd. (a)	11,690	1,441,962
Select Medical Holdings Corp.	156,900	2,447,640
Shire PLC ADR	9,310	2,192,412
Universal Health Services Inc. Class B	17,370	1,663,351
Zoetis Inc.	20,980	677,025

		28,762,367

Industrials (14.17%)
AAR Corp.	55,400	1,526,823
Acco Brands Corp. (a)	213,000	1,365,330
Air Lease Corp.	17,150	661,647
AMERCO	9,800	2,849,448
B/E Aerospace Inc. (a)	33,040	3,055,870
Cummins Inc.	8,350	1,288,322
Curtiss-Wright Corp.	21,500	1,409,540
Engility Holdings Inc. (a)	34,700	1,327,622
Fortune Brands Home & Security Inc.	61,410	2,452,101
Hawaiian Holdings Inc. (a)	162,200	2,223,762
Hexcel Corp. (a)	11,840	484,256
Ingersoll-Rand PLC	13,690	855,762
ITT Corp.	39,490	1,899,469
Kirby Corp. (a)	15,940	1,867,212
Lydall Inc. (a)	52,200	1,428,714
Manitowoc Company Inc., The	52,450	1,723,507
Quanta Services Inc. (a)	57,600	1,991,808
Republic Airways Holdings Inc. (a)	140,200	1,519,768
Rockwell Automation Inc.	11,940	1,494,410
Southwest Airlines Co.	31,020	833,197
Titan International Inc.	79,900	1,343,918
United Rentals Inc. (a)	32,030	3,354,502
WABCO Holdings Inc. (a)	12,800	1,367,296
Wabtec Corp.	11,220	926,660

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Werner Enterprises Inc.	54,400	$1,442,144

		40,693,088

Information Technology (15.76%)
Amkor Technology Inc. (a)	241,400	2,698,853
Amphenol Corp. Class A	12,910	1,243,749
Avago Technologies Ltd.	22,670	1,633,827
Cadence Design Systems Inc. (a)	99,090	1,733,084
Concur Technologies Inc. (a)	11,000	1,026,740
CoStar Group Inc. (a)	4,120	651,660
EarthLink Holdings Corp.	201,700	750,324
Euronet Worldwide Inc. (a)	23,270	1,122,545
FleetCor Technologies Inc. (a)	10,230	1,348,314
Fortinet Inc. (a)	45,290	1,138,138
Gartner Inc. (a)	13,550	955,546
Insight Enterprises Inc. (a)	62,700	1,927,398
Lam Research Corp.	15,980	1,079,928
Mentor Graphics Corp.	63,100	1,361,067
Microchip Technology Inc.	8,220	401,218
NetSuite Inc. (a)	13,750	1,194,600
NXP Semiconductors NV (a)	43,330	2,867,579
Palo Alto Networks Inc. (a)	15,590	1,307,222
Sanmina Corp. (a)	89,400	2,036,532
ScanSource Inc. (a)	36,100	1,374,688
ShoreTel Inc. (a)	175,600	1,144,912
SunPower Corp. (a)	25,400	1,040,892
Sykes Enterprises Inc. (a)	73,500	1,597,155
Synaptics Inc. (a)	22,520	2,041,213
Take-Two Interactive Software Inc. (a)	67,200	1,494,528
Trimble Navigation Ltd. (a)	59,270	2,190,026
TTM Technologies Inc. (a)	165,700	1,358,740
Twitter Inc. (a)	32,420	1,328,247
Ultra Clean Holdings Inc. (a)	130,300	1,179,215
Unisys Corp. (a)	61,800	1,528,932
Vantiv Inc. Class A (a)	32,840	1,104,081
Yelp Inc. (a)	18,210	1,396,343

		45,257,296

Materials (3.12%)
Clearwater Paper Corp. (a)	22,200	1,370,184
Eagle Materials Inc.	22,580	2,128,842
Ecolab Inc.	11,180	1,244,781
Kaiser Aluminum Corp.	22,300	1,625,001
Packaging Corporation of America	12,430	888,621
Sensient Technologies Corp.	30,700	1,710,604

		8,968,033

Telecommunication Services (0.94%)
Cincinnati Bell Inc. (a)	407,700	1,602,261
FairPoint Communications Inc. (a)	79,400	1,109,218

		2,711,479

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (2.57%)
American Water Works Company Inc.	44,930	$2,221,788
Avista Corp.	47,800	1,602,256
Black Hills Corp.	19,500	1,197,105
CMS Energy Corp.	27,090	843,854
New Jersey Resources Corp.	26,300	1,503,308

		7,368,311

Total Common Stocks
(cost $233,632,377)		283,604,760

Short-term Investments (1.30%)
JPMorgan U.S. Government Money Market Fund	3,742,314	3,742,314

Total Short-term Investments
(cost $3,742,314)		3,742,314

TOTAL INVESTMENTS (100.07%)
(cost $237,374,691)		287,347,074
LIABILITIES, NET OF OTHER ASSETS (-0.07%)		(197,886)

NET ASSETS (100.00%)		$287,149,188

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (95.83%)
Austria (0.54%)
Erste Group Bank AG	24,822	$802,815

Belgium (1.30%)
Anheuser-Busch InBev NV	16,919	1,943,727

Canada (4.94%)
Barrick Gold Corp.	16,344	299,095
Canadian Pacific Railway Ltd.	19,184	3,475,431
Dollarama Inc.	19,346	1,592,752
Novadaq Technologies Inc. (a)	91,247	1,503,751
Potash Corporation of Saskatchewan Inc.	13,463	511,055

		7,382,084

China (1.33%)
Baidu Inc. Sponsored ADR (a)	10,650	1,989,526

Denmark (2.30%)
Novo Nordisk A/S Class B	74,541	3,430,760

France (13.30%)
Accor SA	13,415	697,846
Air Liquide SA	3,797	512,644
AXA SA	78,693	1,880,852
Compagnie de Saint-Gobain	13,732	774,787
Danone	13,557	1,006,891
Essilor International SA	12,431	1,318,336
JC Decaux SA	16,908	630,896
Legrand SA	13,485	825,109
L’Oreal SA	6,635	1,143,386
LVMH Moet Hennessy Louis Vuitton SA	3,865	745,162
Pernod Ricard SA	11,105	1,333,573
Safran SA	34,200	2,239,180
Schneider Electric SE (Paris)	39,229	3,692,994
Unibail-Rodamco SE	3,697	1,075,486
Zodiac Aerospace	59,046	1,998,654

		19,875,796

Germany (9.82%)
Adidas AG	21,159	2,143,135
Allianz SE Reg.	8,256	1,375,812
Bayerische Motoren Werke (BMW) AG	11,257	1,427,664
Continental AG	4,887	1,131,913
Daimler AG Registered Shares	14,964	1,401,530
Fresenius Medical Care AG & Co. KGaA	6,738	452,921
Fresenius SE & Co. KGaA	4,097	610,932
Infineon Technologies AG	92,639	1,158,019
Linde AG	7,651	1,627,003
SAP AG	22,232	1,716,945
Wirecard AG	37,981	1,639,793

		14,685,667

Hong Kong (2.89%)
Anton Oilfield Services Group	926,000	630,842

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cheung Kong Holdings Ltd.	59,000	$1,045,959
Hang Lung Properties Ltd.	76,000	234,362
Sands China Ltd.	318,400	2,413,553

		4,324,716

India (0.71%)
Tata Motors Ltd. Sponsored ADR	27,121	1,059,346

Ireland (1.39%)
Covidien PLC	23,039	2,077,657

Italy (2.47%)
Azimut Holding SpA	43,576	1,122,964
Intesa Sanpaolo	282,937	874,032
Luxottica Group SpA	20,616	1,193,261
Pirelli & C. SpA	31,590	506,963

		3,697,220

Japan (7.42%)
Dentsu Inc.	16,400	667,785
Fanuc Corp.	9,700	1,672,760
Japan Tobacco Inc.	42,136	1,536,037
Keyence Corp.	2,800	1,221,519
Komatsu Ltd.	15,300	355,220
LIXIL Group Corp.	7,900	213,204
Mitsubishi Estate Company Ltd.	1,000	24,688
Rakuten Inc.	85,200	1,100,901
SMC Corp.	4,600	1,230,996
START TODAY Co. Ltd.	58,200	1,529,902
Tokio Marine Holdings Inc.	16,700	549,276
Toyota Motor Corp.	16,500	990,928

		11,093,216

Malaysia (0.56%)
Genting Berhad	253,200	787,751
Genting BHD Warrants (a)	59,490	53,172

		840,923

Mexico (1.68%)
Alsea SAB de CV (a)	438,144	1,575,474
Cemex SAB de CV Sponsored ADR (a)	71,116	940,865

		2,516,339

Netherlands (4.51%)
ASML Holding NV	34,514	3,214,154
Heineken NV	15,659	1,124,197
Royal Dutch Shell PLC Class A	28,648	1,186,246
Yandex NV Class A (a)	34,080	1,214,611

		6,739,208

Singapore (0.67%)
United Overseas Bank Ltd.	55,219	997,299

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
South Africa (1.20%)
Naspers Ltd. N Shares	15,254	$1,795,769

Spain (2.29%)
Banco Bilbao Vizcaya Argentaria SA	171,114	2,181,159
Banco Santander SA	118,872	1,241,946

		3,423,105

Sweden (2.34%)
Atlas Copco AB Class A	46,800	1,352,543
Investor AB B Shares	22,800	855,484
Sandvik AB	42,484	580,522
Volvo AB B Shares	51,785	713,429

		3,501,978

Switzerland (11.06%)
ABB Ltd. Reg.	47,714	1,098,693
Compagnie Financiere Richemont SA Reg.	42,686	4,478,949
Holcim Ltd. Reg.	11,954	1,050,760
Nestle SA Reg.	21,369	1,655,447
Novartis AG Reg.	16,622	1,505,127
Roche Holding AG	14,159	4,223,112
Swatch Group AG, The	655	395,526
Syngenta AG Reg.	2,845	1,059,657
UBS AG Reg.	57,884	1,061,990

		16,529,261

Taiwan (0.50%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	34,966	747,923

United Kingdom (14.62%)
Anglo American PLC	23,223	568,337
ARM Holdings PLC	142,734	2,152,063
BG Group PLC	64,179	1,356,474
CRH PLC	28,385	729,157
Diageo PLC	53,872	1,720,387
Domino’s Pizza Group PLC	242,127	2,171,331
Glencore PLC	159,374	887,946
Hargreaves Lansdown PLC	52,969	1,122,261
Liberty Global PLC Series C (a)	76,637	3,242,511
Lloyds Banking Group PLC (a)	1,296,484	1,647,461
Merlin Entertainments PLC (a)	139,288	853,868
Pearson PLC	40,721	804,222
Reckitt Benckiser Group PLC	10,635	928,238
Rightmove PLC	18,855	691,835
Rolls-Royce Holdings PLC	101,729	1,861,118
Rolls-Royce Holdings PLC C Shares - Entitlement Shares (a) (b)	13,631,686	23,329
St. James’s Place PLC	84,017	1,095,654

		21,856,192

United States (7.99%)
Freeport-McMoRan Copper & Gold Inc.	38,316	1,398,534
Gilead Sciences Inc. (a)	37,809	3,134,744

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
MasterCard Inc. Class A	28,316	$2,080,377
Priceline Group Inc., The (a)	2,414	2,904,042
Schlumberger Ltd.	20,600	2,429,770

		11,947,467

Total Common Stocks
(cost $110,601,227)		143,257,994

Preferred Stocks (0.68%)
Brazil (0.68%)
Banco Bradesco SA Pfd.	35,289	511,886
Itau Unibanco Holding SA Pfd. ADR	35,220	506,464

		1,018,350

Total Preferred Stocks
(cost $952,529)		1,018,350

Short-term Investments (3.48%)
State Street Institutional U.S. Government Money Market Fund	5,194,944	5,194,944

Total Short-term Investments
(cost $5,194,944)		5,194,944

TOTAL INVESTMENTS (99.99%)
(cost $116,748,700)		149,471,288
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.01%)		14,575

NET ASSETS (100.00%)		$149,485,863

(a)	Non-income producing security.
(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$49,952,927	33.42
United States Dollar	31,235,215	20.90
British Pound	18,613,681	12.45
Swiss Franc	16,529,261	11.06
Japanese Yen	11,093,216	7.42
Canadian Dollar	5,068,183	3.39
Hong Kong Dollar	4,324,716	2.89
Swedish Krona	3,501,978	2.34
Danish Krone	3,430,760	2.30
South African Rand	1,795,769	1.20
Mexican Peso	1,575,474	1.06
Singapore Dollar	997,299	0.67
Malaysian Ringgit	840,923	0.56
Brazilian Real	511,886	0.34

Total Investments	$149,471,288	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$38,987,987	26.08
Industrials	22,107,969	14.79
Financials	20,207,850	13.52
Health Care	18,257,340	12.21
Information Technology	17,134,930	11.46
Consumer Staples	12,391,883	8.29
Materials	9,585,053	6.41
Energy	5,603,332	3.75

Total Stocks	144,276,344	96.51
Short-term Investments	5,194,944	3.48
Cash and Other Assets, Net of Liabilities	14,575	0.01

Net Assets	$149,485,863	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	UBS AG	07/01/2014	1,530	$(2,604)	$15	—
British Pound	UBS AG	07/01/2014	7,289	(12,404)	71	—
Euro	Credit Suisse London Branch (GFX)	07/03/2014	24,282	(33,238)	12	—
Hong Kong Dollar	State Street Bank and Trust Company	07/02/2014	(242,176)	31,246	—	(1)
Japanese Yen	State Street Bank and Trust Company	07/01/2014	(1,007,262)	9,915	—	(28)
Japanese Yen	State Street Bank and Trust Company	07/01/2014	(804,084)	7,926	—	(12)

Total					$98	$(41)

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (96.89%)
Consumer Discretionary (11.47%)
Amazon.com Inc. (a) (b)	19,819	$6,436,814
AutoNation Inc. (b)	3,389	202,256
AutoZone Inc. (b)	1,767	947,536
Bed Bath & Beyond Inc. (b)	10,847	622,401
Best Buy Co. Inc.	14,648	454,234
BorgWarner Inc.	12,155	792,384
Cablevision Systems Corp. Class A	11,503	203,028
CarMax Inc. (b)	11,720	609,557
Carnival Corp.	23,316	877,847
CBS Corp. Class B	28,102	1,746,258
Chipotle Mexican Grill Inc. (b)	1,653	979,419
Coach Inc.	14,577	498,388
Comcast Corp. Class A	138,239	7,420,670
Darden Restaurants Inc.	7,014	324,538
Delphi Automotive PLC	14,693	1,009,997
DIRECTV (b)	24,914	2,117,939
Discovery Communications Inc. Class A (b)	11,594	861,202
Dollar General Corp. (b)	16,126	924,987
Dollar Tree Inc. (b)	11,010	599,605
DR Horton Inc.	15,215	373,985
Expedia Inc.	5,452	429,400
Family Dollar Stores Inc.	5,099	337,248
Ford Motor Co.	210,256	3,624,813
Fossil Group Inc. (b)	2,542	265,690
GameStop Corp. Class A	6,123	247,798
Gannett Co. Inc.	12,025	376,503
GAP Inc., The	13,825	574,705
Garmin Ltd.	6,503	396,033
General Motors Co.	69,923	2,538,205
Genuine Parts Co.	8,170	717,326
Goodyear Tire & Rubber Co., The	14,691	408,116
Graham Holdings Co. Class B	230	165,165
H&R Block Inc.	14,596	489,258
Harley-Davidson Inc.	11,601	810,330
Harman International Industries Inc.	3,620	388,897
Hasbro Inc.	6,164	327,000
Home Depot Inc., The	72,746	5,889,516
Interpublic Group of Companies Inc., The	22,584	440,614
Johnson Controls Inc.	35,313	1,763,178
Kohl’s Corp.	10,361	545,817
L Brands Inc.	13,038	764,809
Leggett & Platt Inc.	7,344	251,752
Lennar Corp. Class A	9,372	393,437
Lowe’s Companies Inc.	53,030	2,544,910
Macy’s Inc.	19,164	1,111,895
Marriott International Inc. Class A	11,651	746,829
Mattel Inc.	18,010	701,850
McDonald’s Corp.	52,557	5,294,592
Michael Kors Holdings Ltd. (b)	9,558	847,317
Mohawk Industries Inc. (b)	3,254	450,158
Netflix Inc. (b)	3,188	1,404,633
Newell Rubbermaid Inc.	14,754	457,226
News Corp. Class A (b)	26,517	475,715
NIKE Inc. Class B	39,222	3,041,666
Nordstrom Inc.	7,474	507,709

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	13,740	$978,563
O’Reilly Automotive Inc. (b)	5,650	850,890
PetSmart Inc.	5,274	315,385
Priceline Group Inc., The (b)	2,788	3,353,964
PulteGroup Inc.	18,151	365,924
PVH Corp.	4,374	510,008
Ralph Lauren Corp.	3,108	499,425
Ross Stores Inc.	11,294	746,872
Scripps Networks Interactive Class A	5,699	462,417
Staples Inc.	34,426	373,178
Starbucks Corp.	40,012	3,096,129
Starwood Hotels & Resorts Worldwide Inc.	10,208	825,011
Target Corp.	33,683	1,951,930
Tiffany & Co.	5,900	591,475
Time Warner Cable Inc.	14,814	2,182,102
Time Warner Inc.	46,904	3,295,006
TJX Companies Inc., The	37,237	1,979,147
Tractor Supply Co.	7,383	445,933
TripAdvisor Inc. (b)	5,915	642,724
Twenty-First Century Fox Inc. Class A	101,809	3,578,586
Under Armour Inc. Class A (b)	8,610	512,209
Urban Outfitters Inc. (b)	5,418	183,453
VF Corp.	18,304	1,153,152
Viacom Inc. Class B	20,798	1,803,811
Walt Disney Co., The	85,642	7,342,945
Whirlpool Corp.	4,133	575,396
Wyndham Worldwide Corp.	6,779	513,306
Wynn Resorts Ltd.	4,307	893,961
Yum! Brands Inc.	23,482	1,906,738

		109,662,795

Consumer Staples (9.21%)
Altria Group Inc.	105,625	4,429,912
Archer-Daniels-Midland Co.	34,779	1,534,102
Avon Products Inc.	23,157	338,324
Brown-Forman Corp. Class B	8,618	811,557
Campbell Soup Co.	9,526	436,386
Clorox Co., The	6,837	624,902
Coca-Cola Co., The	200,987	8,513,809
Coca-Cola Enterprises Inc.	12,432	594,001
Colgate-Palmolive Co.	46,256	3,153,734
ConAgra Foods Inc.	22,390	664,535
Constellation Brands Inc. Class A (b)	8,973	790,790
Costco Wholesale Corp.	23,305	2,683,804
CVS Caremark Corp.	62,172	4,685,904
Dr. Pepper Snapple Group Inc.	10,438	611,458
Estee Lauder Companies Inc. Class A, The	13,433	997,535
General Mills Inc.	32,674	1,716,692
Hershey Co., The	7,935	772,631
Hormel Foods Corp.	7,183	354,481
J.M. Smucker Co., The	5,515	587,734
Kellogg Co.	13,545	889,906
Keurig Green Mountain Inc.	6,749	840,993
Kimberly-Clark Corp.	20,035	2,228,293

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kraft Foods Group Inc.	31,652	$1,897,537
Kroger Co., The	27,094	1,339,256
Lorillard Inc.	19,276	1,175,258
McCormick & Company Inc.	6,939	496,763
Mead Johnson Nutrition Co. Class A	10,745	1,001,112
Molson Coors Brewing Co. Class B	8,447	626,430
Mondelez International Inc. Class A	89,940	3,382,643
Monster Beverage Corp. (b)	7,194	510,990
PepsiCo Inc.	80,629	7,203,395
Philip Morris International Inc.	83,635	7,051,267
Procter & Gamble Co., The	143,885	11,307,922
Reynolds American Inc.	16,543	998,370
Safeway Inc.	12,272	421,420
Sysco Corp.	31,080	1,163,946
Tyson Foods Inc. Class A	14,632	549,285
Walgreen Co.	46,684	3,460,685
Wal-Mart Stores Inc.	85,704	6,433,799
Whole Foods Market Inc.	19,544	754,985

		88,036,546

Energy (10.51%)
Anadarko Petroleum Corp.	26,855	2,939,817
Apache Corp.	20,509	2,063,616
Baker Hughes Inc.	23,183	1,725,974
Cabot Oil & Gas Corp.	22,187	757,464
Cameron International Corp. (b)	10,856	735,060
Chesapeake Energy Corp. (c)	26,919	836,643
Chevron Corp.	101,224	13,214,793
Cimarex Energy Co.	4,627	663,789
ConocoPhillips	65,280	5,596,454
CONSOL Energy Inc.	12,222	563,068
Denbury Resources Inc.	18,659	344,445
Devon Energy Corp.	20,387	1,618,728
Diamond Offshore Drilling Inc.	3,674	182,341
Ensco PLC Class A	12,425	690,457
EOG Resources Inc.	29,059	3,395,835
EQT Corp.	8,068	862,469
Exxon Mobil Corp.	228,348	22,990,077
FMC Technologies Inc. (b)	12,489	762,703
Halliburton Co.	44,906	3,188,775
Helmerich & Payne Inc.	5,749	667,516
Hess Corp.	14,034	1,387,822
Kinder Morgan Inc.	35,543	1,288,789
Marathon Oil Corp.	35,948	1,435,045
Marathon Petroleum Corp.	15,347	1,198,140
Murphy Oil Corp.	8,968	596,193
Nabors Industries Ltd.	13,914	408,654
National-Oilwell Varco Inc.	22,813	1,878,651
Newfield Exploration Co. (b)	7,280	321,776
Noble Corp. PLC	13,533	454,167
Noble Energy Inc.	19,101	1,479,563
Occidental Petroleum Corp.	41,774	4,287,266
ONEOK Inc.	11,051	752,352
Peabody Energy Corp.	14,346	234,557
Phillips 66	30,087	2,419,897
Pioneer Natural Resources Co.	7,606	1,747,935
QEP Resources Inc.	9,576	330,372

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Range Resources Corp.	8,967	$779,681
Rowan Companies PLC Class A	6,567	209,684
Schlumberger Ltd.	69,241	8,166,976
Southwestern Energy Co. (b)	18,772	853,938
Spectra Energy Corp.	35,660	1,514,837
Tesoro Corp.	6,876	403,415
Transocean Ltd.	18,091	814,638
Valero Energy Corp.	28,373	1,421,487
Williams Companies Inc., The	39,263	2,285,499

		100,471,358

Financials (15.61%)
ACE Ltd.	17,956	1,862,037
Affiliated Managers Group Inc. (b)	2,939	603,671
Aflac Inc.	24,125	1,501,778
Allstate Corp., The	23,076	1,355,023
American Express Co.	48,408	4,592,467
American International Group Inc.	76,923	4,198,457
American Tower Corp.	21,042	1,893,359
Ameriprise Financial Inc.	10,102	1,212,240
Aon PLC	15,765	1,420,269
Apartment Investment and Management Co.	7,724	249,253
Assurant Inc.	3,788	248,303
AvalonBay Communities Inc.	6,477	920,965
Bank of America Corp.	559,155	8,594,212
Bank of New York Mellon Corp.	60,635	2,272,600
BB&T Corp.	38,202	1,506,305
Berkshire Hathaway Inc. Class B (b)	95,739	12,116,728
BlackRock Inc.	6,651	2,125,660
Boston Properties Inc.	8,137	961,631
Capital One Financial Corp.	30,392	2,510,379
CBRE Group Inc. Class A (b)	14,851	475,826
Charles Schwab Corp., The	62,263	1,676,743
Chubb Corp., The	12,998	1,198,026
Cincinnati Financial Corp.	7,846	376,922
Citigroup Inc.	161,528	7,607,969
CME Group Inc.	16,782	1,190,683
Comerica Inc.	9,632	483,141
Crown Castle International Corp.	17,747	1,317,892
Discover Financial Services	24,793	1,536,670
E*TRADE Financial Corp. (b)	15,382	327,021
Equity Residential	17,857	1,124,991
Essex Property Trust Inc.	3,323	614,456
Fifth Third Bancorp	45,219	965,426
Franklin Resources Inc.	21,368	1,235,925
General Growth Properites Inc.	27,720	653,083
Genworth Financial Inc. Class A (b)	26,382	459,047
Goldman Sachs Group Inc., The	22,113	3,702,601
Hartford Financial Services Group Inc., The	23,908	856,145
HCP Inc.	24,361	1,008,058
Healthcare Realty Trust Inc.	16,240	1,017,761
Host Hotels & Resorts Inc.	40,244	885,770
Hudson City Bancorp Inc.	25,145	247,175
Huntington Bancshares Inc.	43,970	419,474
Intercontinental Exchange Inc.	6,119	1,155,879

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Invesco Ltd.	23,004	$868,401
JPMorgan Chase & Co.	201,246	11,595,795
KeyCorp	47,061	674,384
Kimco Realty Corp.	21,827	501,584
Legg Mason Inc.	5,464	280,358
Leucadia National Corp.	16,849	441,781
Lincoln National Corp.	14,022	721,292
Loews Corp.	16,265	715,823
M&T Bank Corp.	6,991	867,234
Macerich Co., The	7,482	499,424
Marsh & McLennan Companies Inc.	29,222	1,514,284
McGraw Hill Financial Inc.	14,472	1,201,610
MetLife Inc.	59,849	3,325,210
Moody’s Corp.	9,998	876,425
Morgan Stanley	74,419	2,405,966
NASDAQ OMX Group Inc., The	6,261	241,800
Navient Corp.	22,475	398,032
Northern Trust Corp.	11,804	757,935
People’s United Financial Inc.	16,403	248,834
Plum Creek Timber Co. Inc.	9,436	425,564
PNC Financial Services Group Inc.	28,273	2,517,711
Principal Financial Group Inc.	14,543	734,131
Progressive Corp., The	28,980	734,933
ProLogis Inc.	26,567	1,091,638
Prudential Financial Inc.	24,565	2,180,635
Public Storage	7,706	1,320,423
Regions Financial Corp.	73,321	778,669
Simon Property Group Inc.	16,519	2,746,779
State Street Corp.	22,904	1,540,523
SunTrust Banks Inc.	28,297	1,133,578
T. Rowe Price Group Inc.	13,969	1,179,123
Torchmark Corp.	4,684	383,713
Travelers Companies Inc., The	18,476	1,738,037
U.S. Bancorp	96,547	4,182,416
Unum Group	13,726	477,116
Ventas Inc.	15,574	998,293
Vornado Realty Trust	9,267	989,067
Wells Fargo & Co.	254,862	13,395,547
Weyerhaeuser Co.	31,117	1,029,662
XL Group PLC	14,435	472,458
Zions Bancorporation	9,776	288,099

		149,156,308

Health Care (12.91%)
Abbott Laboratories	79,862	3,266,356
AbbVie Inc.	84,548	4,771,889
Actavis PLC (b)	9,276	2,069,012
Aetna Inc.	19,004	1,540,844
Agilent Technologies Inc.	17,719	1,017,779
Alexion Pharmaceuticals Inc. (b)	10,517	1,643,281
Allergan Inc.	15,821	2,677,230
AmerisourceBergen Corp.	12,008	872,499
Amgen Inc.	40,253	4,764,748
Baxter International Inc.	28,850	2,085,855
Becton, Dickinson and Co.	10,272	1,215,178
Biogen Idec Inc. (b)	12,612	3,976,690
Boston Scientific Corp. (b)	70,322	898,012

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bristol-Myers Squibb Co.	88,116	$4,274,507
Cardinal Health Inc.	18,089	1,240,182
CareFusion Corp. (b)	11,025	488,959
Celgene Corp. (b)	42,984	3,691,466
Cerner Corp. (b)	15,710	810,322
Cigna Corp.	14,285	1,313,791
Covidien PLC	23,973	2,161,885
CR Bard Inc.	4,054	579,763
DaVita HealthCare Partners Inc. (b)	9,452	683,569
DENTSPLY International Inc.	7,564	358,155
Edwards Lifesciences Corp. (b)	5,609	481,477
Eli Lilly and Co.	52,380	3,256,465
Express Scripts Holding Co. (b)	41,121	2,850,919
Forest Laboratories Inc. (b)	12,754	1,262,646
Gilead Sciences Inc. (b)	81,657	6,770,182
Hospira Inc. (b)	8,885	456,422
Humana Inc.	8,229	1,051,008
Intuitive Surgical Inc. (b)	2,042	840,896
Johnson & Johnson	150,433	15,738,300
Laboratory Corp. of America Holdings (b)	4,513	462,131
McKesson Corp.	12,260	2,282,935
Medtronic Inc.	53,119	3,386,867
Merck & Co. Inc.	155,393	8,989,485
Mylan Inc. (b)	19,870	1,024,497
Patterson Companies Inc.	4,360	172,264
PerkinElmer Inc.	6,032	282,539
Perrigo Co. PLC	7,114	1,036,937
Pfizer Inc.	339,177	10,066,773
Quest Diagnostics Inc.	7,686	451,091
Regeneron Pharmaceuticals Inc. (b)	4,237	1,196,825
St. Jude Medical Inc.	15,111	1,046,437
Stryker Corp.	15,722	1,325,679
Tenet Healthcare Corp. (b)	5,191	243,666
Thermo Fisher Scientific Inc.	21,212	2,503,016
UnitedHealth Group Inc.	52,102	4,259,338
Varian Medical Systems Inc. (b)	5,526	459,432
Vertex Pharmaceuticals Inc. (b)	12,557	1,188,897
Waters Corp. (b)	4,506	470,607
WellPoint Inc.	14,871	1,600,268
Zimmer Holdings Inc.	8,923	926,743
Zoetis Inc.	26,637	859,576

		123,346,290

Industrials (10.17%)
3M Co.	33,051	4,734,225
ADT Corp., The	9,263	323,649
Allegion PLC	4,797	271,894
AMETEK Inc.	13,041	681,786
Boeing Co., The	35,673	4,538,676
Caterpillar Inc.	33,192	3,606,975
CH Robinson Worldwide Inc.	7,903	504,132
Cintas Corp.	5,373	341,400
CSX Corp.	53,430	1,646,178
Cummins Inc.	9,093	1,402,959
Danaher Corp.	31,988	2,518,415
Deere & Co.	19,344	1,751,599

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Delta Air Lines Inc.	45,084	$1,745,652
Dover Corp.	8,852	805,089
Dun & Bradstreet Corp.	1,958	215,772
Eaton Corp. PLC	25,346	1,956,204
Emerson Electric Co.	37,313	2,476,091
Equifax Inc.	6,498	471,365
Expeditors International of Washington Inc.	10,494	463,415
Fastenal Co.	14,516	718,397
FedEx Corp.	14,770	2,235,883
Flowserve Corp.	7,319	544,168
Fluor Corp.	8,445	649,420
General Dynamics Corp.	17,319	2,018,529
General Electric Co.	533,211	14,012,785
Honeywell International Inc.	41,640	3,870,438
Illinois Tool Works Inc.	20,183	1,767,223
Ingersoll-Rand PLC	13,346	834,258
Iron Mountain Inc.	9,111	322,985
Jacobs Engineering Group Inc. (b)	7,032	374,665
Joy Global Inc.	5,296	326,128
Kansas City Southern	5,865	630,546
L-3 Communications Holdings Inc.	4,584	553,518
Lockheed Martin Corp.	14,176	2,278,508
Masco Corp.	18,992	421,622
Nielsen N.V.	16,116	780,176
Norfolk Southern Corp.	16,464	1,696,286
Northrop Grumman Corp.	11,386	1,362,107
PACCAR Inc.	18,859	1,184,911
Pall Corp.	5,844	499,019
Parker Hannifin Corp.	7,918	995,530
Pentair PLC	10,352	746,586
Pitney Bowes Inc.	10,820	298,848
Precision Castparts Corp.	7,699	1,943,228
Quanta Services Inc. (b)	11,607	401,370
Raytheon Co.	16,647	1,535,686
Republic Services Inc.	14,210	539,554
Robert Half International Inc.	7,334	350,125
Rockwell Automation Inc.	7,368	922,179
Rockwell Collins Inc.	7,203	562,842
Roper Industries Inc.	5,305	774,583
Ryder System Inc.	2,823	248,678
Snap-on Inc.	3,100	367,412
Southwest Airlines Co.	36,786	988,072
Stanley Black & Decker Inc.	8,297	728,643
Stericycle Inc. (b)	4,506	533,601
Textron Inc.	14,841	568,262
Tyco International Ltd.	24,525	1,118,340
Union Pacific Corp.	48,178	4,805,756
United Parcel Service Inc. Class B	37,479	3,847,594
United Technologies Corp.	44,845	5,177,355
W.W. Grainger Inc.	3,240	823,835
Waste Management Inc.	23,002	1,028,879
Xylem Inc.	9,769	381,773

		97,225,779

Information Technology (18.23%)
Accenture PLC Class A	33,662	2,721,236

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Adobe Systems Inc. (b)	24,631	$1,782,300
Akamai Technologies Inc. (b)	9,446	576,773
Alliance Data Systems Corp. (b)	2,882	810,562
Altera Corp.	16,655	578,928
Amphenol Corp. Class A	8,340	803,476
Analog Devices Inc.	16,702	903,077
Apple Inc.	320,621	29,795,310
Applied Materials Inc.	64,728	1,459,616
Autodesk Inc. (b)	12,114	682,987
Automatic Data Processing Inc.	25,634	2,032,264
Avago Technologies Ltd.	13,383	964,513
Broadcom Corp. Class A	29,549	1,096,859
CA Inc.	16,954	487,258
Cisco Systems Inc.	272,391	6,768,916
Citrix Systems Inc. (b)	8,712	544,936
Cognizant Technology Solutions Corp. Class A (b)	32,351	1,582,287
Computer Sciences Corp.	7,708	487,146
Corning Inc.	69,571	1,527,083
eBay Inc. (b)	60,649	3,036,089
Electronic Arts Inc. (b)	16,722	599,818
EMC Corp.	108,858	2,867,320
F5 Networks Inc. (b)	4,025	448,546
Facebook Inc. Class A (b)	91,428	6,152,190
Fidelity National Information Services Inc.	15,302	837,631
First Solar Inc. (b)	3,779	268,536
Fiserv Inc. (b)	13,251	799,300
FLIR Systems Inc.	7,533	261,621
Google Inc. Class A (b)	15,064	8,807,469
Google Inc. Class C (b)	15,064	8,666,018
Harris Corp.	5,650	427,988
Hewlett-Packard Co.	99,505	3,351,328
Intel Corp.	264,696	8,179,106
International Business Machines Corp.	50,592	9,170,812
Intuit Inc.	15,094	1,215,520
Jabil Circuit Inc.	9,782	204,444
Juniper Networks Inc. (b)	25,189	618,138
KLA-Tencor Corp.	8,814	640,249
Lam Research Corp.	8,633	583,418
Linear Technology Corp.	12,576	591,952
MasterCard Inc. Class A	53,430	3,925,502
Microchip Technology Inc.	10,648	519,729
Micron Technology Inc. (b)	56,912	1,875,250
Microsoft Corp.	399,706	16,667,740
Motorola Solutions Inc.	12,028	800,704
NetApp Inc.	17,613	643,227
NVIDIA Corp.	29,663	549,952
Oracle Corp.	182,563	7,399,278
Paychex Inc.	17,226	715,913
QUALCOMM Inc.	89,749	7,108,121
Red Hat Inc. (b)	10,086	557,453
Salesforce.com Inc. (b)	30,035	1,744,433
SanDisk Corp.	12,027	1,255,980
Seagate Technology PLC	17,345	985,543
Symantec Corp.	36,774	842,125
TE Connectivity Ltd.	21,712	1,342,670

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Teradata Corp. (b)	8,351	$335,710
Texas Instruments Inc.	57,391	2,742,716
Total System Services Inc.	8,842	277,727
VeriSign Inc. (b)	6,569	320,633
Visa Inc. Class A	26,730	5,632,278
Western Digital Corp.	11,128	1,027,114
Western Union Co.	28,653	496,843
Xerox Corp.	58,082	722,540
Xilinx Inc.	14,290	676,060
Yahoo! Inc. (b)	49,785	1,748,947

		174,247,208

Materials (3.39%)
Air Products & Chemicals Inc.	11,286	1,451,603
Airgas Inc.	3,554	387,066
Alcoa Inc.	62,326	928,034
Allegheny Technologies Inc.	5,779	260,633
Avery Dennison Corp.	5,076	260,145
Ball Corp.	7,435	466,026
Bemis Company Inc.	5,377	218,629
CF Industries Holdings Inc.	2,769	666,028
Dow Chemical Co., The	64,023	3,294,624
E.I. du Pont de Nemours & Co.	48,831	3,195,501
Eastman Chemical Co.	7,988	697,752
Ecolab Inc.	14,365	1,599,399
FMC Corp.	7,079	503,954
Freeport-McMoRan Copper & Gold Inc.	55,229	2,015,858
International Flavors & Fragrances Inc.	4,329	451,428
International Paper Co.	23,033	1,162,476
LyondellBasell Industries NV Class A	22,150	2,162,948
MeadWestvaco Corp.	8,925	395,020
Monsanto Co.	27,871	3,476,629
Mosaic Co., The	17,200	850,540
Newmont Mining Corp.	26,503	674,236
Nucor Corp.	16,932	833,901
Owens-Illinois Inc. (b)	8,802	304,901
PPG Industries Inc.	7,351	1,544,813
Praxair Inc.	15,583	2,070,046
Sealed Air Corp.	10,334	353,113
Sherwin-Williams Co., The	4,497	930,474
Sigma-Aldrich Corp.	6,321	641,455
United States Steel Corp.	7,647	199,128
Vulcan Materials Co.	6,954	443,318

		32,439,678

Telecommunication Services (2.33%)
AT&T Inc.	275,969	9,758,263
CenturyLink Inc.	30,453	1,102,399
Frontier Communications Corp.	53,390	311,798
Verizon Communications Inc.	220,199	10,774,337
Windstream Holdings Inc.	32,033	319,049

		22,265,846

	Shares	Value
Common Stocks (Cont.)
Utilities (3.06%)
AES Corp., The	35,089	$545,634
AGL Resources Inc.	6,346	349,220
Ameren Corp.	12,915	527,965
American Electric Power Company Inc.	25,951	1,447,287
CenterPoint Energy Inc.	22,846	583,487
CMS Energy Corp.	14,325	446,224
Consolidated Edison Inc.	15,572	899,127
Dominion Resources Inc.	30,925	2,211,756
DTE Energy Co.	9,412	732,912
Duke Energy Corp.	37,605	2,789,915
Edison International	17,322	1,006,581
Entergy Corp.	9,537	782,892
Exelon Corp.	45,658	1,665,604
FirstEnergy Corp.	22,324	775,089
Integrys Energy Group Inc.	4,228	300,738
NextEra Energy Inc.	23,189	2,376,409
NiSource Inc.	16,740	658,552
Northeast Utilities	16,799	794,089
NRG Energy Inc.	17,929	666,959
Pepco Holdings Inc.	13,361	367,160
PG&E Corp.	24,710	1,186,574
Pinnacle West Capital Corp.	5,884	340,331
PPL Corp.	33,589	1,193,417
Public Service Enterprise Group Inc.	26,899	1,097,210
SCANA Corp.	7,526	404,974
Sempra Energy	12,122	1,269,295
Southern Co.	47,365	2,149,424
TECO Energy Inc.	10,834	200,212
Wisconsin Energy Corp.	12,022	564,072
Xcel Energy Inc.	26,687	860,122

		29,193,231

Total Common Stocks
(cost $511,240,990)		926,045,039

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Short-term Investments (3.03%)
State Street Institutional U.S. Government Money Market Fund	28,964,164	$28,964,164

Total Short-term Investments
(cost $28,964,164)		28,964,164

TOTAL INVESTMENTS (99.92%)
(cost $540,205,154)		955,009,203
OTHER ASSETS, NET OF LIABILITIES (0.08%)		758,279

NET ASSETS (100.00%)		$955,767,482

	Shares	Value
Securities Sold Short
Seventy Seven Energy Inc. (b) (c)	1,922	$45,270

Total Securities Sold Short
(proceeds $45,270)		$45,270

(a)	At June 30, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

(c)	On March 17, 2014, Chesapeake Energy Corp. announced a spin-off distribution of Seventy Seven Energy Inc. effective on July 1, 2014. In anticipation of this transaction, and because Seventy Seven Energy Inc. is not included in the S&P 500 Index, the Fund initiated a transaction to sell Seventy Seven Energy Inc. on June 30, 2014, with a settlement date of July 7, 2014.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	301	September 2014	$29,243,219	$29,383,620	$140,401

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.57%)
Consumer Discretionary (12.85%)
1-800-FLOWERS.COM Inc. (a)	5,915	$34,307
2U Inc. (a)	2,549	42,849
Aeropostale Inc. (a)	19,618	68,467
AH Belo Corp. Class A	4,700	55,692
AMC Entertainment Holdings Inc. Class A	5,403	134,373
American Axle & Manufacturing Holdings Inc. (a)	16,430	310,363
American Eagle Outfitters Inc.	48,100	539,682
American Public Education Inc. (a)	4,255	146,287
America’s Car-Mart Inc. (a)	2,000	79,100
Ann Inc. (a)	11,532	474,426
Arctic Cat Inc.	3,269	128,864
Asbury Automotive Group Inc. (a)	7,552	519,124
Ascent Capital Group LLC Class A (a)	3,400	224,434
Barnes & Noble Inc. (a)	10,037	228,743
Beazer Homes USA Inc. (a)	6,602	138,510
bebe stores inc.	9,200	28,060
Big 5 Sporting Goods Corp.	4,219	51,767
Biglari Holdings Inc. (a)	362	153,115
BJ’s Restaurants Inc. (a)	5,849	204,189
Black Diamond Inc. (a)	5,239	58,782
Bloomin’ Brands Inc. (a)	19,041	427,090
Blue Nile Inc. (a)	2,856	79,968
Bob Evans Farms Inc.	6,122	306,406
Bon-Ton Stores Inc., The	3,408	35,136
Boyd Gaming Corp. (a)	19,204	232,945
Bravo Brio Restaurant Group Inc. (a)	4,815	75,162
Bridgepoint Education Inc. (a)	4,363	57,941
Bright Horizons Family Solutions Inc. (a)	7,563	324,755
Brown Shoe Company Inc.	10,605	303,409
Brunswick Corp.	22,800	960,564
Buckle Inc., The	7,049	312,694
Buffalo Wild Wings Inc. (a)	4,696	778,174
Build-A-Bear Workshop Inc. (a)	3,000	40,080
Burlington Stores Inc. (a)	7,055	224,772
Caesars Acquisition Co. Class A (a)	11,300	139,781
Caesars Entertainment Corp. (a)	12,700	229,616
Callaway Golf Co.	19,813	164,844
Capella Education Co.	2,705	147,125
Career Education Corp. (a)	16,995	79,537
Carmike Cinemas Inc. (a)	5,800	203,754
Carriage Services Inc.	4,000	68,520
Carrols Restaurant Group Inc. (a)	8,700	61,944
Cato Corp. Class A	6,544	202,210
Cavco Industries Inc. (a)	2,242	191,243
Central European Media Enterprises Ltd. Class A (a)	19,051	53,724
Century Communities Inc. (a)	747	16,546
Cheesecake Factory Inc., The	12,313	571,569
Chegg Inc. (a)	18,253	128,501
Children’s Place Inc., The	5,456	270,781
Christopher & Banks Corp. (a)	9,000	78,840
Churchill Downs Inc.	3,345	301,418
Chuy’s Holdings Inc. (a)	4,038	146,579
Citi Trends Inc. (a)	3,800	81,548
ClubCorp Holdings Inc.	5,341	99,022

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Collectors Universe Inc.	1,700	$33,303
Columbia Sportswear Co.	3,348	276,712
Conn’s Inc. (a)	6,892	340,396
Container Store Group Inc., The (a)	4,226	117,398
Cooper Tire & Rubber Co.	15,500	465,000
Cooper-Standard Holding Inc. (a)	3,360	222,298
Core-Mark Holding Co. Inc.	5,856	267,209
Coupons.com Inc. (a)	2,933	77,167
Cracker Barrel Old Country Store Inc.	4,682	466,187
Crocs Inc. (a)	21,600	324,648
Crown Media Holdings Inc. (a)	7,262	26,361
CSS Industries Inc.	2,118	55,852
Culp Inc.	2,200	38,302
Cumulus Media Inc. Class A (a)	33,550	221,094
Daily Journal Corp. (a)	263	54,359
Dana Holding Corp.	38,801	947,520
Del Frisco’s Restaurant Group Inc. (a)	5,863	161,584
Denny’s Corp. (a)	21,453	139,874
Destination Maternity Corp.	3,400	77,418
Destination XL Group Inc. (a)	8,374	46,141
Dex Media Inc. (a)	3,400	37,876
Diamond Resorts International Inc. (a)	8,725	203,031
DineEquity Inc.	4,175	331,871
Dixie Group Inc., The (a)	3,700	39,183
Dorman Products Inc. (a)	6,700	330,444
Drew Industries Inc.	5,919	296,009
E.W. Scripps Co. Class A, The (a)	7,490	158,488
Education Management Corp. (a)	6,200	10,478
Einstein Noah Restaurant Group Inc.	2,800	44,968
Empire Resorts Inc. (a)	3,700	26,492
Entercom Communications Corp. Class A (a)	5,869	62,974
Entravision Communications Corp. Class A	13,745	85,494
Eros International PLC (a)	4,800	72,816
Escalade Inc.	2,500	40,350
Ethan Allen Interiors Inc.	6,122	151,458
Express Inc. (a)	20,762	353,577
Famous Dave’s of America Inc. (a)	1,200	34,440
Federal-Mogul Holdings Corp. (a)	7,200	145,656
Fiesta Restaurant Group Inc. (a)	6,600	306,306
Finish Line Inc. Class A, The	11,906	354,084
Five Below Inc. (a)	13,390	534,395
Flexsteel Industries Inc.	1,216	40,554
Fox Factory Holding Corp. (a)	2,447	43,043
Francesca’s Holdings Corp. (a)	10,260	151,232
Fred’s Inc. Class A	9,440	144,338
FTD Companies Inc. (a)	4,651	147,855
Fuel Systems Solutions Inc. (a)	3,754	41,820
Gaiam Inc. Class A (a)	3,700	28,416
Genesco Inc. (a)	5,932	487,195
Gentherm Inc. (a)	8,719	387,560
G-III Apparel Group Ltd. (a)	4,371	356,936
Global Sources Ltd. (a)	4,042	33,468
GoPro Inc. Class A (a)	25	1,014
Grand Canyon Education Inc. (a)	11,533	530,172

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gray Television Inc. (a)	12,500	$164,125
Group 1 Automotive Inc.	5,949	501,560
Guess? Inc.	15,200	410,400
Harte-Hanks Inc.	12,400	89,156
Haverty Furniture Companies Inc.	5,035	126,530
Helen of Troy Ltd. (a)	7,068	428,533
Hemisphere Media Group Inc. (a)	2,100	26,376
hhgregg Inc. (a)	3,114	31,669
Hibbett Sports Inc. (a)	6,412	347,338
Houghton Mifflin Harcourt Co. (a)	26,897	515,347
Hovnanian Enterprises Inc. Class A (a)	29,924	154,109
HSN Inc.	8,200	485,768
Iconix Brand Group Inc. (a)	11,341	486,983
Ignite Restaurant Group Inc. (a)	1,700	24,752
Installed Building Products Inc. (a)	2,215	27,134
International Speedway Corp. Class A	6,885	229,133
Interval Leisure Group Inc.	9,600	210,624
Intrawest Resorts Holdings Inc. (a)	3,339	38,265
iRobot Corp. (a)	7,400	303,030
Isle of Capri Casinos Inc. (a)	5,109	43,733
ITT Educational Services Inc. (a)	5,400	90,126
Jack in the Box Inc.	9,907	592,835
JAKKS Pacific Inc.	4,527	35,039
Jamba Inc. (a)	4,295	51,970
Johnson Outdoors Inc. Class A	1,230	31,734
Journal Communications Inc. Class A (a)	11,342	100,604
JTH Holding Inc. Class A (a)	900	29,979
K12 Inc. (a)	8,473	203,945
KB Home	20,715	386,956
Kirkland’s Inc. (a)	3,700	68,635
Krispy Kreme Doughnuts Inc. (a)	16,006	255,776
La Quinta Holdings Inc. (a)	11,018	210,885
Lands’ End Inc. (a)	4,100	137,678
La-Z-Boy Inc.	12,922	299,403
Leapfrog Enterprises Inc. (a)	15,820	116,277
Lee Enterprises Inc. Class A (a)	13,300	59,185
LGI Homes Inc. (a)	3,594	65,590
Libbey Inc. (a)	5,323	141,805
Life Time Fitness Inc. (a)	10,089	491,738
LifeLock Inc. (a)	19,899	277,790
Lifetime Brands Inc.	2,381	37,429
Lithia Motors Inc. Class A	5,639	530,461
Loral Space & Communications Inc. (a)	3,300	239,877
Lumber Liquidators Holdings Inc. (a)	6,774	514,485
M.D.C. Holdings Inc.	9,547	289,179
M/I Homes Inc. (a)	6,065	147,198
Malibu Boats Inc. Class A (a)	1,540	30,954
Marcus Corp., The	4,437	80,975
Marine Products Corp.	2,692	22,344
MarineMax Inc. (a)	6,231	104,307
Marriott Vacations Worldwide Corp. (a)	7,000	410,410
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	31,857
Matthews International Corp.	6,648	276,357
Mattress Firm Holding Corp. (a)	3,700	176,675
McClatchy Co. Class A, The (a)	14,927	82,845

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MDC Partners Inc. Class A	10,689	$229,707
Media General Inc. Class A (a)	13,400	275,102
Men’s Wearhouse Inc., The	11,858	661,676
Meredith Corp.	8,888	429,824
Meritage Homes Corp. (a)	9,552	403,190
Modine Manufacturing Co. (a)	11,620	182,899
Monarch Casino & Resort Inc. (a)	2,666	40,363
Monro Muffler Brake Inc.	7,802	414,988
Morgans Hotel Group Co. (a)	6,586	52,227
Motorcar Parts of America Inc. (a)	3,700	90,095
Movado Group Inc.	4,539	189,140
Multimedia Games Holding Company Inc. (a)	7,300	216,372
NACCO Industries Inc. Class A	1,148	58,089
Nathan’s Famous Inc. (a)	700	37,933
National CineMedia Inc.	14,872	260,409
Nautilus Inc. (a)	7,700	85,393
New Home Company Inc., The (a)	2,341	33,078
New Media Investment Group Inc. (a)	7,400	104,414
New York & Co. Inc. (a)	7,819	28,852
New York Times Co. Class A, The	34,252	520,973
Nexstar Broadcasting Group Inc. Class A	7,484	386,249
Noodles & Company (a)	2,629	90,411
NutriSystem Inc.	7,407	126,734
Office Depot Inc. (a)	132,212	752,286
Orbitz Worldwide Inc. (a)	12,815	114,054
Orient-Express Hotels Ltd. Class A (a)	23,603	343,188
Outerwall Inc. (a)	4,985	295,860
Overstock.com Inc. (a)	2,899	45,717
Oxford Industries Inc.	3,647	243,145
Pacific Sunwear of California Inc. (a)	11,400	27,132
Papa John’s International Inc.	7,598	322,079
Papa Murphy’s Holdings Inc. (a)	1,400	13,412
Penn National Gaming Inc. (a)	19,400	235,516
Pep Boys-Manny, Moe & Jack, The (a)	13,227	151,581
Perry Ellis International Inc. (a)	3,140	54,762
PetMed Express Inc.	5,300	71,444
Pier 1 Imports Inc.	23,389	360,424
Pinnacle Entertainment Inc. (a)	14,748	371,355
Pool Corp.	11,170	631,775
Popeyes Louisiana Kitchen Inc. (a)	5,841	255,310
Potbelly Corp. (a)	3,650	58,254
Quiksilver Inc. (a)	33,800	121,004
R.G. Barry Corp.	2,681	50,805
Radio One Inc. Class D (a)	5,700	28,101
ReachLocal Inc. (a)	3,909	27,480
Reading International Inc. Class A (a)	4,300	36,679
Red Robin Gourmet Burgers Inc. (a)	3,574	254,469
Regis Corp.	10,775	151,712
Remy International Inc.	3,500	81,725
Rent-A-Center Inc.	13,028	373,643
Rentrak Corp. (a)	2,425	127,191
Restoration Hardware Holdings Inc. (a)	7,700	716,485
RetailMeNot Inc. (a)	7,643	203,380
Ruby Tuesday Inc. (a)	14,711	111,656
Ruth’s Hospitality Group Inc.	9,085	112,200

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	11,489	$453,126
Saga Communications Inc. Class A	896	38,277
Salem Communications Corp. Class A	2,600	24,596
Scholastic Corp.	6,491	221,278
Scientific Games Corp. Class A (a)	12,946	143,960
Sears Hometown and Outlet Stores Inc. (a)	2,900	62,263
Select Comfort Corp. (a)	13,453	277,939
Sequential Brands Group Inc. (a)	4,200	58,002
ServiceMaster Global Holdings Inc. (a)	220	4,011
SFX Entertainment Inc. (a)	10,927	88,509
Shiloh Industries Inc. (a)	2,070	38,212
Shoe Carnival Inc.	3,525	72,791
Shutterfly Inc. (a)	9,400	404,764
Sinclair Broadcast Group Inc. Class A	16,913	587,727
Sizmek Inc. (a)	5,297	50,480
Skechers U.S.A. Inc. Class A (a)	9,649	440,959
Skullcandy Inc. (a)	5,466	39,628
Smith & Wesson Holding Corp. (a)	13,869	201,655
Sonic Automotive Inc.	9,997	266,720
Sonic Corp. (a)	13,446	296,888
Sotheby’s	15,050	631,950
Spartan Motors Inc.	8,300	37,682
Speedway Motorsports Inc.	2,854	52,086
Sportsman’s Warehouse Holdings Inc. (a)	2,382	19,056
Stage Stores Inc.	7,607	142,175
Standard Motor Products Inc.	5,000	223,350
Standard Pacific Corp. (a)	35,900	308,740
Stein Mart Inc.	7,123	98,938
Steiner Leisure Ltd. (a)	3,652	158,095
Steven Madden Ltd. (a)	14,390	493,577
Stoneridge Inc. (a)	6,600	70,752
Strattec Security Corp.	900	58,041
Strayer Education Inc. (a)	2,720	142,827
Sturm, Ruger & Company Inc.	4,700	277,347
Superior Industries International Inc.	5,941	122,503
Systemax Inc. (a)	2,500	35,925
Tenneco Inc. (a)	15,113	992,924
Texas Roadhouse Inc. Class A	17,204	447,304
Tile Shop Holdings Inc., The (a)	6,900	105,501
Tilly’s Inc. Class A (a)	2,300	18,492
Time Inc. (a)	27,200	658,784
Tower International Inc. (a)	5,095	187,700
Tri Pointe Homes Inc. (a)	3,954	62,157
Tuesday Morning Corp. (a)	10,689	190,478
Tumi Holdings Inc. (a)	12,738	256,416
Turtle Beach Corp. (a)	1,700	15,708
UCP Inc. Class A (a)	1,924	26,301
Unifi Inc. (a)	3,500	96,355
Universal Electronics Inc. (a)	3,870	189,166
Universal Technical Institute Inc.	5,681	68,967
Vail Resorts Inc.	8,926	688,909
ValueVision Media Inc. Class A (a)	9,700	48,403
Vera Bradley Inc. (a)	5,547	121,313

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vince Holding Corp. (a)	2,627	$96,201
Vitacost.com Inc. (a)	5,600	35,056
Vitamin Shoppe Inc. (a)	7,623	327,941
VOXX International Corp. (a)	4,804	45,206
WCI Communities Inc. (a)	2,893	55,864
Weight Watchers International Inc.	6,800	137,156
West Marine Inc. (a)	4,800	49,248
Weyco Group Inc.	1,700	46,597
William Lyon Homes Class A (a)	4,300	130,892
Winmark Corp.	575	40,037
Winnebago Industries Inc. (a)	6,719	169,184
Wolverine World Wide Inc.	25,030	652,282
World Wrestling Entertainment Inc.	7,479	89,224
Zoe’s Kitchen Inc. (a)	1,400	48,132
Zumiez Inc. (a)	5,266	145,289

		57,207,974

Consumer Staples (3.06%)
22nd Century Group Inc. (a)	10,200	31,314
Alico Inc.	685	25,678
Alliance One International Inc. (a)	22,744	56,860
Andersons Inc., The	6,910	356,418
Annie’s Inc. (a)	4,200	142,044
B&G Foods Inc. Class A	13,249	433,110
Boston Beer Co. Inc. (a)	2,080	464,922
Boulder Brands Inc. (a)	15,300	216,954
Calavo Growers Inc.	3,400	115,022
Cal-Maine Foods Inc.	3,800	282,416
Casey’s General Stores Inc.	9,500	667,755
Central Garden & Pet Co. (a)	10,673	98,192
Chefs’ Warehouse Inc., The (a)	4,200	83,034
Chiquita Brands International Inc. (a)	11,436	124,081
Coca-Cola Bottling Co. Consolidated	1,155	85,089
Craft Brew Alliance Inc. (a)	2,569	28,413
Darling Ingredients Inc. (a)	40,694	850,505
Dean Foods Co.	23,100	406,329
Diamond Foods Inc. (a)	5,400	152,280
Elizabeth Arden Inc. (a)	6,403	137,152
Fairway Group Holdings Corp. (a)	3,894	25,895
Farmer Brothers Co. (a)	1,731	37,407
Female Health Co., The	5,300	29,203
Fresh Del Monte Produce Inc.	8,900	272,785
Fresh Market Inc., The (a)	10,600	354,782
Harbinger Group Inc. (a)	20,586	261,442
IGI Laboratories Inc. (a)	7,100	37,701
Ingles Markets Inc.	3,305	87,087
Inter Parfums Inc.	4,216	124,583
Inventure Foods Inc. (a)	4,200	47,334
J&J Snack Foods Corp.	3,642	342,785
John B. Sanfilippo & Son Inc.	2,000	52,940
Lancaster Colony Corp.	4,614	439,068
Liberator Medical Holdings Inc.	7,800	29,250
Lifeway Foods Inc. (a)	1,100	15,378
Limoneira Co.	2,567	56,397
Medifast Inc. (a)	3,167	96,308

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
National Beverage Corp. (a)	3,080	$58,274
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	47,145
Nature’s Sunshine Products Inc.	2,767	46,956
Nutraceutical International Corp. (a)	2,000	47,720
Oil-Dri Corporation of America	1,200	36,684
Omega Protein Corp. (a)	4,780	65,390
Orchids Paper Products Co.	2,000	64,080
Pantry Inc., The (a)	5,639	91,352
Post Holdings Inc. (a)	10,873	553,544
PriceSmart Inc.	4,600	400,384
Revlon Inc. Class A (a)	2,700	82,350
Roundy’s Inc.	9,840	54,218
Sanderson Farms Inc.	5,745	558,414
Seaboard Corp. (a)	70	211,419
Seneca Foods Corp. Class A (a)	2,101	64,291
Snyder’s-Lance Inc.	11,742	310,693
SpartanNash Co.	9,266	194,679
SUPERVALU Inc. (a)	50,100	411,822
Susser Holdings Corp. (a)	4,575	369,294
Synutra International Inc. (a)	4,500	30,195
Tootsie Roll Industries Inc.	4,576	134,717
TreeHouse Foods Inc. (a)	9,067	725,995
United Natural Foods Inc. (a)	12,246	797,215
Universal Corp.	5,705	315,772
USANA Health Sciences Inc. (a)	1,574	122,992
Vector Group Ltd.	16,220	335,430
Village Super Market Inc. Class A	1,528	36,107
WD-40 Co.	3,662	275,456
Weis Markets Inc.	2,796	127,861

		13,638,362

Energy (6.18%)
Abraxas Petroleum Corp. (a)	20,468	128,124
Adams Resources & Energy Inc.	500	39,065
Alon USA Energy Inc.	6,500	80,860
Alpha Natural Resources Inc. (a)	53,400	198,114
American Eagle Energy Corp. (a)	7,500	44,925
Amyris Inc. (a)	7,682	28,654
Apco Oil and Gas International Inc. (a)	2,300	33,189
Approach Resources Inc. (a)	9,692	220,299
Arch Coal Inc.	53,800	196,370
Ardmore Shipping Corp.	4,500	62,235
Aspen Aerogels Inc. (a)	1,807	19,967
Basic Energy Services Inc. (a)	7,800	227,916
Bill Barrett Corp. (a)	12,174	326,020
Bonanza Creek Energy Inc. (a)	8,100	463,239
BPZ Resources Inc. (a)	30,800	94,864
Bristow Group Inc.	8,823	711,310
C&J Energy Services Inc. (a)	11,329	382,694
Callon Petroleum Co. (a)	9,694	112,935
CARBO Ceramics Inc.	4,900	755,188
Carrizo Oil & Gas Inc. (a)	11,290	781,945
CHC Group Ltd. (a)	7,947	67,073
Clayton Williams Energy Inc. (a)	1,449	199,049
Clean Energy Fuels Corp. (a)	17,555	205,745
Cloud Peak Energy Inc. (a)	15,284	281,531

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Comstock Resources Inc.	11,772	$339,504
Contango Oil & Gas Co. (a)	4,249	179,775
Dawson Geophysical Co.	2,000	57,300
Delek US Holdings Inc.	14,700	414,981
DHT Holdings Inc.	17,100	123,120
Diamondback Energy Inc. (a)	9,366	831,701
Dorian LPG Ltd. (a)	1,800	41,382
Emerald Oil Inc. (a)	14,030	107,330
Energy XXI (Bermuda) Ltd.	23,353	551,831
Equal Energy Ltd.	8,700	47,154
Era Group Inc. (a)	5,000	143,400
Evolution Petroleum Corp.	5,008	54,838
EXCO Resources Inc.	37,550	221,170
Exterran Holdings Inc.	14,445	649,881
Forest Oil Corp. (a)	29,900	68,172
Forum Energy Technologies Inc. (a)	14,757	537,598
Frontline Ltd. (a)	15,626	45,628
FX Energy Inc. (a)	12,900	46,569
GasLog Ltd.	10,409	331,943
Gastar Exploration Inc. (a)	14,162	123,351
Geospace Technologies Corp. (a)	3,300	181,764
Glori Energy Inc. (a)	3,000	32,580
Goodrich Petroleum Corp. (a)	8,562	236,311
Green Plains Inc.	9,200	302,404
Gulf Island Fabrication Inc.	3,382	72,781
GulfMark Offshore Inc. Class A	6,599	298,143
Halcon Resources Corp. (a)	64,395	469,440
Hallador Energy Co.	2,837	26,923
Harvest Natural Resources Inc. (a)	10,400	51,896
Helix Energy Solutions Group Inc. (a)	26,120	687,217
Hercules Offshore Inc. (a)	40,157	161,431
Hornbeck Offshore Services Inc. (a)	8,934	419,183
ION Geophysical Corp. (a)	32,713	138,049
Isramco Inc. (a)	172	21,865
Jones Energy Inc. Class A (a)	2,959	60,660
Key Energy Services Inc. (a)	32,505	297,096
Kodiak Oil & Gas Corp. (a)	65,809	957,521
Magnum Hunter Resources Corp. (a)	49,079	402,448
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	18,120	530,554
Matrix Service Co. (a)	6,400	209,856
McDermott International Inc. (a)	58,700	474,883
Midstates Petroleum Company Inc. (a)	9,676	69,957
Miller Energy Resources Inc. (a)	7,630	48,832
Mitcham Industries Inc. (a)	3,269	45,701
Natural Gas Services Group (a)	3,100	102,486
Navios Maritime Acquisition Corp.	20,400	75,684
Newpark Resources Inc. (a)	20,957	261,124
Nordic American Tankers Ltd.	21,454	204,457
North Atlantic Drilling Ltd.	17,291	183,630
Northern Oil and Gas Inc. (a)	15,095	245,898
Nuverra Environmental Solutions Inc. (a)	3,580	71,994
Pacific Ethanol Inc. (a)	5,000	76,450
Panhandle Oil & Gas Inc.	1,763	98,781
Parker Drilling Co. (a)	29,921	195,085

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Parsley Energy Inc. Class A (a)	12,325	$296,663
PDC Energy Inc. (a)	8,823	557,172
Penn Virginia Corp. (a)	16,156	273,844
Petroquest Energy Inc. (a)	14,265	107,273
PHI Inc. (a)	3,200	142,624
Pioneer Energy Services Corp. (a)	15,464	271,239
Profire Energy Inc. (a)	3,300	14,883
Quicksilver Resources Inc. (a)	29,200	77,964
Renewable Energy Group Inc. (a)	8,500	97,495
Resolute Energy Corp. (a)	19,223	166,087
REX American Resources Corp. (a)	1,511	110,771
Rex Energy Corp. (a)	11,600	205,436
RigNet Inc. (a)	2,900	156,078
Ring Energy Inc. (a)	4,600	80,270
Rosetta Resources Inc. (a)	15,230	835,366
RSP Permian Inc. (a)	5,390	174,852
Sanchez Energy Corp. (a)	11,251	422,925
Scorpio Tankers Inc.	49,362	502,012
SEACOR Holdings Inc. (a)	5,100	419,475
SemGroup Corp. Class A	10,564	832,971
Ship Finance International Ltd.	14,485	269,276
Solazyme Inc. (a)	18,746	220,828
Stone Energy Corp. (a)	13,885	649,679
Swift Energy Co. (a)	10,920	141,742
Synergy Resources Corp. (a)	16,492	218,519
Teekay Tankers Ltd. Class A	15,994	68,614
Tesco Corp.	8,623	184,015
TETRA Technologies Inc. (a)	19,100	224,998
TransAtlantic Petroleum Ltd. (a)	5,600	63,784
Triangle Petroleum Corp. (a)	18,679	219,478
VAALCO Energy Inc. (a)	12,300	88,929
Vantage Drilling Co. (a)	48,836	93,765
Vertex Energy Inc. (a)	2,900	28,159
W&T Offshore Inc.	8,600	140,782
Warren Resources Inc. (a)	18,346	113,745
Western Refining Inc.	13,181	494,947
Westmoreland Coal Co. (a)	3,292	119,434
Willbros Group Inc. (a)	9,696	119,746

		27,496,863

Financials (22.41%)
1st Source Corp.	3,827	117,183
1st United Bancorp Inc.	6,800	58,616
Acadia Realty Trust	14,230	399,721
AG Mortgage Investment Trust Inc.	6,856	129,780
Agree Realty Corp.	3,820	115,479
Alexander & Baldwin Inc.	12,100	501,545
Alexander’s Inc.	548	202,470
Altisource Asset Management Corp. (a)	339	245,117
Altisource Portfolio Solutions SA (a)	3,576	409,738
Altisource Residential Corp.	13,962	363,431
Ambac Financial Group Inc. (a)	11,300	308,603
American Assets Trust Inc.	8,947	309,119
American Capital Mortgage Investment Corp.	12,695	254,154
American Equity Investment Life Holding Co.	18,342	451,213

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American National Bankshares Inc.	2,000	$43,460
American Realty Capital Healthcare Trust	41,808	455,289
American Residential Properties Inc. (a)	7,927	148,631
Ameris Bancorp (a)	6,076	130,999
Amerisafe Inc.	4,700	191,149
Ames National Corp.	2,200	50,908
Amreit Inc. Class B	5,100	93,330
AmTrust Financial Services Inc.	7,411	309,854
Anworth Mortgage Asset Corp.	31,715	163,649
Apollo Commercial Real Estate Finance Inc.	11,127	183,484
Apollo Residential Mortgage Inc.	7,888	131,887
Ares Commercial Real Estate Corp.	7,110	88,235
Argo Group International Holdings Ltd.	6,434	328,842
Arlington Asset Investment Corp. Class A	4,831	132,031
Armada Hoffler Properties Inc.	4,700	45,496
Armour Residential REIT Inc.	88,339	382,508
Arrow Financial Corp.	2,814	72,995
Ashford Hospitality Prime Inc.	6,276	107,696
Ashford Hospitality Trust Inc.	17,350	200,219
Associated Estates Realty Corp.	14,278	257,290
Astoria Financial Corp.	21,300	286,485
Atlas Financial Holdings Inc. (a)	2,800	42,448
AV Homes Inc. (a)	2,948	48,200
Aviv REIT Inc.	4,900	138,033
Baldwin & Lyons Inc.	2,311	59,947
Banc of California Inc.	7,351	80,126
BancFirst Corp.	1,848	114,391
Banco Latinoamericano de Comercio Exterior SA	7,400	219,558
Bancorp Inc., The (a)	8,172	97,329
BancorpSouth Inc.	23,761	583,808
Bank Mutual Corp.	11,919	69,130
Bank of Kentucky Financial Corp., The	1,448	50,376
Bank of Marin Bancorp	1,400	63,826
Bank of the Ozarks Inc.	19,672	658,028
BankFinancial Corp.	4,403	49,137
Banner Corp.	4,965	196,763
BBCN Bancorp Inc.	19,632	313,130
BBX Capital Corp. Class A (a)	2,400	43,200
Beneficial Mutual Bancorp Inc. (a)	7,245	98,242
Berkshire Hills Bancorp Inc.	6,221	144,452
BGC Partners Inc. Class A	43,056	320,337
BNC Bancorp	5,100	87,057
BofI Holding Inc. (a)	3,534	259,643
Boston Private Financial Holdings Inc.	20,151	270,829
Bridge Bancorp Inc.	2,985	71,610
Bridge Capital Holdings (a)	2,197	53,189
Brookline Bancorp Inc.	17,892	167,648
Bryn Mawr Bank Corp.	3,327	96,882
Calamos Asset Management Inc. Class A	4,179	55,957
Camden National Corp.	1,700	65,892

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Campus Crest Communities Inc.	16,178	$140,101
Capital Bank Financial Corp. Class A (a)	6,200	146,382
Capital City Bank Group Inc.	2,998	43,561
Capitol Federal Financial Inc.	35,200	428,032
Capstead Mortgage Corp.	23,859	313,746
Cardinal Financial Corp.	7,700	142,142
CareTrust REIT Inc. (a)	5,000	99,000
Cascade Bancorp (a)	7,343	38,257
Cash America International Inc.	6,980	310,121
CatchMark Timber Trust Inc. Class A	3,100	42,377
Cathay General Bancorp	19,846	507,264
Cedar Realty Trust Inc.	19,775	123,594
Center Bancorp Inc.	2,986	57,421
Centerstate Banks Inc.	8,824	98,829
Central Pacific Financial Corp.	4,194	83,251
Century Bancorp Inc. Class A	809	28,590
Chambers Street Properties	58,598	471,128
Charter Financial Corp.	5,663	62,859
Chatham Lodging Trust	6,689	146,489
Chemical Financial Corp.	7,556	212,172
Chesapeake Lodging Trust	12,183	368,292
CIFC Corp.	1,677	15,110
Citizens & Northern Corp.	3,100	60,419
Citizens Inc. (a)	10,800	79,920
City Holding Co.	3,968	179,036
Clifton Bancorp Inc.	6,578	83,343
CNB Financial Corp.	3,800	63,840
CNO Financial Group Inc.	53,807	957,765
CoBiz Financial Inc.	8,374	90,188
Cohen & Steers Inc.	4,902	212,649
Colony Financial Inc.	22,873	531,111
Columbia Banking System Inc.	12,810	337,031
Community Bank System Inc.	10,060	364,172
Community Trust Bancorp Inc.	3,835	131,234
CommunityOne Bancorp (a)	2,500	24,250
ConnectOne Bancorp Inc. (a)	1,037	51,736
Consolidated-Tomoka Land Co.	1,042	47,828
Consumer Portfolio Services Inc. (a)	5,600	42,672
CorEnergy Infrastructure Trust Inc.	7,800	57,798
Coresite Realty Corp.	5,054	167,136
Cousins Properties Inc.	49,074	610,971
Cowen Group Inc. Class A (a)	28,479	120,181
Crawford & Co. Class B	6,776	68,302
Credit Acceptance Corp. (a)	1,724	212,224
CU Bancorp (a)	2,300	43,861
CubeSmart	35,599	652,174
Customers Bancorp Inc. (a)	6,300	126,063
CVB Financial Corp.	26,180	419,665
CyrusOne Inc.	4,766	118,673
CYS Investments Inc.	39,729	358,356
DCT Industrial Trust Inc.	81,387	668,187
Diamond Hill Investment Group	700	89,404
DiamondRock Hospitality Co.	48,351	619,860
Dime Community Bancshares	8,269	130,568
Donegal Group Inc.	1,869	28,596
DuPont Fabros Technology Inc.	15,940	429,742

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Dynex Capital Inc.	13,301	$117,714
Eagle Bancorp Inc. (a)	5,620	189,675
EastGroup Properties Inc.	7,738	497,012
Education Realty Trust Inc.	28,564	306,777
eHealth Inc. (a)	4,584	174,054
EMC Insurance Group Inc.	1,281	39,429
Empire State Realty Trust Inc. Class A	22,700	374,550
Employers Holdings Inc.	8,000	169,440
Encore Capital Group Inc. (a)	6,300	286,146
Enstar Group Ltd. (a)	2,100	316,533
Enterprise Bancorp Inc.	1,937	39,960
Enterprise Financial Services Corp.	4,776	86,255
EPR Properties	13,195	737,205
Equity One Inc.	14,973	353,213
ESB Financial Corp.	3,048	39,441
Essent Group Ltd. (a)	10,300	206,927
EverBank Financial Corp.	22,481	453,217
Evercore Partners Inc. Class A	8,200	472,648
Excel Trust Inc.	11,921	158,907
EZCORP Inc. Class A (a)	12,700	146,685
F.N.B. Corp.	41,117	527,120
FBL Financial Group Inc. Class A	2,398	110,308
FBR & Co. (a)	2,200	59,686
Federal Agricultural Mortgage Corp. Class C	2,704	84,040
Federated National Holding Co.	2,800	71,400
FelCor Lodging Trust Inc.	30,718	322,846
Fidelity & Guaranty Life	2,936	70,288
Fidelity Southern Corp.	3,849	49,999
Financial Engines Inc.	12,714	575,690
Financial Institutions Inc.	3,400	79,628
First American Financial Corp.	26,367	732,739
First Bancorp (North Carolina)	4,903	89,970
First BanCorp (Puerto Rico) (a)	25,800	140,352
First Bancorp Inc.	2,362	41,241
First Busey Corp.	17,879	103,877
First Business Financial Services Inc.	1,000	47,030
First Cash Financial Services Inc. (a)	7,114	409,695
First Citizens BancShares Inc. Class A	1,900	465,500
First Commonwealth Financial Corp.	23,234	214,217
First Community Bancshares Inc.	3,723	53,351
First Connecticut Bancorp Inc.	3,694	59,289
First Defiance Financial Corp.	2,394	68,708
First Financial Bancorp	14,442	248,547
First Financial Bankshares Inc.	15,904	498,908
First Financial Corp. Indiana	2,799	90,100
First Financial Northwest Inc.	4,100	44,567
First Industrial Realty Trust Inc.	26,998	508,642
First Interstate BancSystem Inc.	4,357	118,423
First Merchants Corp.	8,671	183,305
First Midwest Bancorp Inc.	18,551	315,924
First NBC Bank Holding Co. (a)	3,700	123,987
First of Long Island Corp., The	2,100	82,068
First Potomac Realty Trust	14,572	191,185
FirstMerit Corp.	40,797	805,741
Flagstar Bancorp Inc. (a)	4,900	88,690

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Flushing Financial Corp.	7,692	$158,071
Forestar Group Inc. (a)	8,700	166,083
Fox Chase Bancorp	2,983	50,293
Franklin Financial Corp. (a)	2,632	57,114
Franklin Street Properties Corp.	22,644	284,862
FXCM Inc. Class A	11,262	168,480
Gain Capital Holdings Inc.	5,700	44,859
GAMCO Investors Inc.	1,600	132,880
Geo Group Inc., The	17,852	637,852
German American Bancorp Inc.	3,100	83,948
Getty Realty Corp.	6,394	121,998
GFI Group Inc.	18,256	60,610
Glacier Bancorp Inc.	18,448	523,554
Gladstone Commercial Corp.	3,700	66,119
Glimcher Realty Trust	35,786	387,562
Global Indemnity PLC (a)	1,918	49,849
Government Properties Income Trust	13,540	343,781
Gramercy Property Trust Inc.	29,013	175,529
Great Southern Bancorp Inc.	2,513	80,542
Green Dot Corp. Class A (a)	7,700	146,146
Greenhill & Co. Inc.	7,000	344,750
Greenlight Capital Re Ltd. Class A (a)	7,103	233,973
Guaranty Bancorp	3,860	53,654
Hallmark Financial Services Inc. (a)	3,700	39,775
Hampton Roads Bankshares Inc. (a)	8,300	14,359
Hancock Holding Co.	20,330	718,056
Hanmi Financial Corp.	7,852	165,520
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,400	77,436
Hatteras Financial Corp.	23,900	473,459
HCI Group Inc.	2,100	85,260
Healthcare Realty Trust Inc.	23,791	604,767
Heartland Financial USA Inc.	4,043	99,983
Heritage Commerce Corp.	5,133	41,937
Heritage Financial Corp.	7,557	121,592
Heritage Insurance Holdings Inc. (a)	1,700	25,857
Heritage Oaks Bancorp (a)	5,100	38,913
Hersha Hospitality Trust	49,539	332,407
HFF Inc. Class A	8,010	297,892
Highwoods Properties Inc.	22,346	937,415
Hilltop Holdings Inc. (a)	16,979	360,974
Home Bancshares Inc.	13,326	437,359
Home Loan Servicing Solutions Ltd.	17,533	398,525
HomeStreet Inc.	3,800	69,806
HomeTrust Bancshares Inc. (a)	5,339	84,196
Horace Mann Educators Corp.	10,002	312,763
Horizon Bancorp	2,100	45,864
Hudson Pacific Properties Inc.	13,673	346,474
Hudson Valley Holding Corp.	3,652	65,919
IBERIABANK Corp.	7,712	533,593
ICG Group Inc. (a)	10,121	211,326
Independence Holding Co.	1,974	27,893
Independent Bank Corp. (Michigan)	5,700	73,359
Independent Bank Group Inc.	2,300	128,041
Independent Bank Corp. (Massachusetts)	5,810	222,988

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Infinity Property & Casualty Corp.	2,886	$194,026
Inland Real Estate Corp.	21,217	225,537
International Bancshares Corp.	13,389	361,503
INTL FCStone Inc. (a)	4,027	80,218
Invesco Mortgage Capital	30,421	528,109
Investment Technology Group Inc. (a)	8,812	148,747
Investors Bancorp Inc.	88,503	977,958
Investors Real Estate Trust	25,835	237,940
iStar Financial Inc. (a)	20,900	313,082
Janus Capital Group Inc.	36,900	460,512
JGWPT Holdings Inc. Class A (a)	3,087	34,760
Kansas City Life Insurance Co.	1,057	48,072
KCG Holdings Inc. Class A (a)	12,967	154,048
Kearny Financial Corp. (a)	3,221	48,766
Kemper Corp.	11,500	423,890
Kennedy-Wilson Holdings Inc.	17,791	477,155
Kite Realty Group Trust	31,829	195,430
Ladder Capital Corp. Class A (a)	3,909	70,636
Ladenburg Thalmann Financial Services Inc. (a)	22,930	72,230
Lakeland Bancorp Inc.	9,122	98,518
Lakeland Financial Corp.	3,932	150,045
LaSalle Hotel Properties	25,753	908,823
Lexington Realty Trust	50,806	559,374
LTC Properties Inc.	8,703	339,765
Macatawa Bank Corp.	5,900	29,913
Mack-Cali Realty Corp.	21,900	470,412
Maiden Holdings Ltd.	12,700	153,543
MainSource Financial Group Inc.	5,161	89,027
Manning & Napier Inc.	3,577	61,739
Marcus & Millichap Inc. (a)	1,800	45,918
MarketAxess Holdings Inc.	9,251	500,109
Marlin Business Services Corp.	2,159	39,272
MB Financial Inc.	13,526	365,878
Meadowbrook Insurance Group Inc.	12,962	93,197
Medical Properties Trust Inc.	42,560	563,494
Mercantile Bank Corp.	4,257	97,400
Merchants Bancshares Inc.	1,308	41,830
Meridian Interstate Bancorp Inc. (a)	2,126	54,596
Meta Financial Group Inc.	1,400	56,000
Metro Bancorp Inc. (a)	3,600	83,232
MGIC Investment Corp. (a)	83,651	772,935
MidSouth Bancorp Inc.	1,900	37,791
MidWestOne Financial Group Inc.	1,700	40,783
Moelis & Co. (a)	1,827	61,405
Monmouth Real Estate Investment Corp. Class A	13,950	140,058
Montpelier Re Holdings Ltd.	9,611	307,071
NASB Financial Inc.	600	14,190
National Bank Holdings Corp. Class A	10,100	201,394
National Bankshares Inc.	1,700	52,513
National General Holdings Corp.	8,800	153,120
National Health Investors Inc.	8,201	513,055
National Interstate Corp.	1,913	53,602
National Penn Bancshares Inc.	28,886	305,614
National Western Life Insurance Co.	575	143,411

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Navigators Group Inc., The (a)	2,572	$172,453
NBT Bancorp Inc.	10,797	259,344
Nelnet Inc. Class A	5,100	211,293
New Residential Investment Corp.	69,669	438,915
New York Mortgage Trust Inc.	23,028	179,849
New York REIT Inc.	43,589	482,094
NewBridge Bancorp (a)	8,300	66,898
NewStar Financial Inc. (a)	6,732	94,652
Nicholas Financial Inc.	2,406	34,550
NMI Holdings Inc. Class A (a)	12,500	131,250
Northfield Bancorp Inc.	13,099	171,728
Northrim BanCorp Inc.	1,700	43,469
Northwest Bancshares Inc.	23,226	315,177
OceanFirst Financial Corp.	3,300	54,648
OFG Bancorp	11,366	209,248
Old Line Bancshares Inc.	2,100	33,096
Old National Bancorp	25,910	369,995
OmniAmerican Bancorp Inc.	2,738	68,450
One Liberty Properties Inc.	3,247	69,291
OneBeacon Insurance Group Ltd. Class A	5,435	84,460
Oppenheimer Holdings Inc. Class A	2,680	64,293
Opus Bank (a)	1,300	37,778
Oritani Financial Corp.	11,505	177,062
Owens Realty Mortgage Inc.	2,700	52,515
Pacific Continental Corp.	4,600	63,158
Pacific Premier Bancorp Inc. (a)	4,500	63,405
Palmetto Bancshares Inc. (a)	1,100	15,829
Park National Corp.	3,170	244,724
Park Sterling Corp.	11,254	74,164
Parkway Properties Inc.	17,593	363,295
Peapack-Gladstone Financial Corp.	3,112	66,006
Pebblebrook Hotel Trust	15,790	583,598
Penns Woods Bancorp Inc.	1,257	59,205
Pennsylvania Real Estate Investment Trust	16,938	318,773
PennyMac Financial Services Inc. Class A (a)	3,214	48,821
PennyMac Mortgage Investment Trust	18,459	404,990
Peoples Bancorp Inc.	2,610	69,035
Peoples Financial Services Corp.	1,900	97,641
PHH Corp. (a)	14,369	330,200
Phoenix Companies Inc., The (a)	1,430	69,198
Physicians Realty Trust	8,477	121,984
PICO Holdings Inc. (a)	5,707	135,598
Pinnacle Financial Partners Inc.	8,697	343,358
Piper Jaffray Companies Inc. (a)	4,023	208,271
Platinum Underwriters Holdings Ltd.	6,609	428,594
Portfolio Recovery Associates Inc. (a)	12,413	738,946
Potlatch Corp.	10,065	416,691
Preferred Bank (a)	3,000	70,920
Primerica Inc.	13,482	645,114
PrivateBancorp Inc.	17,704	514,478
Prosperity Bancshares Inc.	17,239	1,079,161
Provident Financial Services Inc.	15,018	260,112
PS Business Parks Inc.	4,782	399,249
Pzena Investment Management Inc. Class A	2,486	27,744

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
QTS Realty Trust Inc. Class A	3,000	$85,890
Radian Group Inc.	47,148	698,262
RAIT Financial Trust	20,694	171,139
Ramco-Gershenson Properties Trust	17,071	283,720
RCS Capital Corp. Class A	1,100	23,353
RE/MAX Holdings Inc. Class A	2,626	77,703
Redwood Trust Inc.	20,454	398,239
Regional Management Corp. (a)	2,600	40,222
Renasant Corp.	7,865	228,636
Republic Bancorp Inc. Class A	2,619	62,123
Republic First Bancorp Inc. (a)	7,700	38,808
Resource America Inc. Class A	3,100	28,985
Resource Capital Corp.	31,224	175,791
Retail Opportunity Investments Corp.	18,658	293,490
Rexford Industrial Realty Inc.	7,102	101,132
RLI Corp.	10,576	484,169
RLJ Lodging Trust	32,373	935,256
Rouse Properties Inc.	9,203	157,463
Ryman Hospitality Properties Inc.	10,756	517,901
S&T Bancorp Inc.	7,362	182,946
Sabra Health Care REIT Inc.	11,613	333,409
Safeguard Scientifics Inc. (a)	5,216	108,441
Safety Insurance Group Inc.	3,164	162,566
Sandy Spring Bancorp Inc.	6,394	159,275
Saul Centers Inc.	2,448	118,973
Seacoast Banking Corporation of Florida (a)	4,920	53,480
Select Income REIT	9,079	269,102
Selective Insurance Group Inc.	13,911	343,880
ServisFirst Bancshares Inc. (a)	200	17,286
Sierra Bancorp	2,700	42,660
Silver Bay Realty Trust Corp.	9,518	155,334
Silvercrest Asset Management Group Inc. Class A	1,483	25,522
Simmons First National Corp.	3,916	154,251
South State Corp.	5,911	360,571
Southside Bancshares Inc.	4,699	136,083
Southwest Bancorp Inc.	5,055	86,238
Sovran Self Storage Inc.	8,183	632,137
Springleaf Holdings Inc. (a)	6,228	161,617
Square 1 Financial Inc. Class A (a)	1,500	28,515
St. Joe Co., The (a)	15,600	396,708
STAG Industrial Inc.	12,873	309,081
Starwood Waypoint Residential Trust (a)	9,700	254,237
State Auto Financial Corp.	3,558	83,364
State Bank Financial Corp.	7,798	131,864
Sterling Bancorp	21,080	252,960
Stewart Information Services Corp.	5,291	164,074
Stifel Financial Corp. (a)	16,248	769,343
Stock Yards Bancorp Inc.	3,567	106,653
Stonegate Bank	2,500	63,000
Stonegate Mortgage Corp. (a)	3,500	48,825
Strategic Hotels & Resorts Inc. (a)	61,089	715,352
Suffolk Bancorp (a)	2,923	65,212
Summit Hotel Properties Inc.	21,218	224,911
Sun Bancorp Inc. (a)	9,204	36,908

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sun Communities Inc.	10,250	$510,860
Sunstone Hotel Investors Inc.	45,254	675,642
Susquehanna Bancshares Inc.	46,271	488,622
SWS Group Inc. (a)	6,997	50,938
Symetra Financial Corp.	18,597	422,896
Talmer Bancorp Inc. Class A (a)	4,569	63,007
Taylor Capital Group Inc. (a)	4,433	94,778
Tejon Ranch Co. (a)	3,236	104,167
Tejon Ranch Co. Warrants (a)	522	1,529
Terreno Realty Corp.	8,145	157,443
Territorial Bancorp Inc.	2,085	43,535
Texas Capital Bancshares Inc. (a)	10,612	572,517
Third Point Reinsurance Ltd. (a)	13,996	213,579
Tiptree Financial Inc. Class A	1,900	16,530
Tompkins Financial Corp.	3,746	180,482
TowneBank	7,380	115,940
Trade Street Residential Inc.	4,600	34,454
Tree.com Inc. (a)	1,500	43,710
Trico Bancshares	4,092	94,689
Tristate Capital Holdings Inc. (a)	5,500	77,715
Trustco Bank Corp. NY	23,377	156,158
Trustmark Corp.	16,601	409,879
UMB Financial Corp.	9,357	593,140
UMH Properties Inc.	4,700	47,141
Umpqua Holdings Corp.	41,138	737,193
Union Bankshares Corp.	11,414	292,769
United Bankshares Inc.	17,133	553,910
United Community Banks Inc.	12,343	202,055
United Community Financial Corp. (a)	13,000	53,690
United Financial Bancorp Inc.	12,827	173,806
United Fire Group Inc.	4,892	143,433
United Insurance Holdings Corp.	4,100	70,766
Universal Health Realty Income Trust	3,005	130,657
Universal Insurance Holdings Inc.	7,700	99,869
Univest Corp. of Pennsylvania	4,199	86,919
Urstadt Biddle Properties Inc.	6,304	131,628
Valley National Bancorp	49,500	490,545
Vantagesouth Bancshares Inc. (a)	5,200	30,940
ViewPoint Financial Group Inc.	9,880	265,871
Virtus Investment Partners Inc. (a)	1,737	367,810
Walker & Dunlop Inc. (a)	4,729	66,726
Walter Investment Management Corp. (a)	9,308	277,192
Washington Federal Inc.	25,000	560,750
Washington Real Estate Investment Trust	16,490	428,410
Washington Trust Bancorp Inc.	3,556	130,754
Waterstone Financial Inc.	8,484	96,802
Webster Financial Corp.	22,349	704,887
WesBanco Inc.	6,387	198,252
West Bancorporation	3,700	56,351
Westamerica Bancorporation	6,492	339,402
Western Alliance Bancorp (a)	18,800	447,440
Western Asset Mortgage Capital Corp.	10,124	143,457
Westwood Holdings Group Inc.	1,771	106,331
Whitestone REIT	5,529	82,437

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Wilshire Bancorp Inc.	17,470	$179,417
Winthrop Realty Trust	9,005	138,227
Wintrust Financial Corp.	11,488	528,448
WisdomTree Investments Inc. (a)	26,556	328,232
World Acceptance Corp. (a)	2,081	158,073
WSFS Financial Corp.	2,235	164,652
Yadkin Financial Corp. (a)	3,600	67,824

		99,755,265

Health Care (12.95%)
Abaxis Inc.	5,521	244,636
Abiomed Inc. (a)	10,001	251,425
Acadia Healthcare Company Inc. (a)	9,000	409,500
ACADIA Pharmaceuticals Inc. (a)	19,210	433,954
Accelerate Diagnostics Inc. (a)	5,642	146,692
Acceleron Pharma Inc. (a)	4,017	136,457
Accuray Inc. (a)	19,494	171,547
AcelRx Pharmaceuticals Inc. (a)	6,532	66,953
Achaogen Inc. (a)	1,687	23,551
Achillion Pharmaceuticals Inc. (a)	24,060	182,134
Acorda Therapeutics Inc. (a)	10,269	346,168
Actinium Pharmaceuticals Inc. (a)	4,900	35,378
Adamas Pharmaceuticals Inc. (a)	737	13,472
Addus HomeCare Corp. (a)	1,400	31,472
Adeptus Health Inc. Class A (a)	149	3,780
Aegerion Pharmaceuticals Inc. (a)	7,267	233,198
Aerie Pharmaceuticals Inc. (a)	2,600	64,402
Affymetrix Inc. (a)	17,400	155,034
Agenus Inc. (a)	15,400	49,588
Agios Pharmaceuticals Inc. (a)	3,397	155,651
Air Methods Corp. (a)	9,600	495,840
Akebia Therapeutics Inc. (a)	1,890	52,523
Akorn Inc. (a)	15,376	511,252
Albany Molecular Research Inc. (a)	5,800	116,696
Alder Biopharmaceuticals Inc. (a)	1,942	38,976
Alimera Sciences Inc. (a)	5,685	33,996
Alliance HealthCare Services Inc. (a)	1,200	32,400
Almost Family Inc. (a)	2,200	48,576
AMAG Pharmaceuticals Inc. (a)	5,382	111,515
Amedisys Inc. (a)	6,688	111,957
AMN Healthcare Services Inc. (a)	11,888	146,222
Ampio Pharmaceuticals Inc. (a)	10,090	84,252
Amsurg Corp. (a)	8,004	364,742
Anacor Pharmaceuticals Inc. (a)	8,117	143,914
Analogic Corp.	3,106	243,013
Angiodynamics Inc. (a)	6,300	102,879
ANI Pharmaceuticals Inc. (a)	1,700	58,548
Anika Therapeutics Inc. (a)	3,600	166,788
Antares Pharma Inc. (a)	28,977	77,369
Applied Genetic Technologies Corp. (a)	1,200	27,720
Aratana Therapeutics Inc. (a)	5,996	93,598
Ardelyx Inc. (a)	149	2,380
Arena Pharmaceuticals Inc. (a)	53,497	313,492
ARIAD Pharmaceuticals Inc. (a)	40,700	259,259
Array Biopharma Inc. (a)	31,778	144,908
Arrowhead Research Corp. (a)	12,800	183,168

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AtriCure Inc. (a)	6,798	$124,947
Atrion Corp.	400	130,400
Auspex Pharmaceuticals Inc. (a)	2,111	47,012
Auxilium Pharmaceuticals Inc. (a)	12,401	248,764
AVANIR Pharmaceuticals Inc. Class A (a)	39,500	222,780
BioCryst Pharmaceuticals Inc. (a)	17,300	220,575
BioDelivery Sciences International Inc. (a)	10,516	126,928
Bio-Path Holdings Inc. (a)	18,100	55,205
Bio-Reference Laboratories Inc. (a)	5,886	177,875
BioScrip Inc. (a)	16,954	141,396
BioSpecifics Technologies Corp. (a)	900	24,264
BioTelemetry Inc. (a)	6,500	46,605
BioTime Inc. (a)	12,836	39,150
Bluebird Bio Inc. (a)	4,696	181,125
Cambrex Corp. (a)	7,481	154,857
Cantel Medical Corp.	8,400	307,608
Capital Senior Living Corp. (a)	7,200	171,648
Cara Therapeutics Inc. (a)	1,429	24,322
Cardiovascular Systems Inc. (a)	6,956	216,749
Castlight Health Inc. Class B (a)	3,153	47,926
Celldex Therapeutics Inc. (a)	22,114	360,900
Cellular Dynamics International Inc. (a)	2,355	34,312
Cempra Inc. (a)	6,100	65,453
Cepheid Inc. (a)	17,181	823,657
Cerus Corp. (a)	17,340	71,961
Chemed Corp.	4,324	405,245
ChemoCentryx Inc. (a)	6,100	35,685
Chimerix Inc. (a)	6,633	145,528
Chindex International Inc. (a)	3,400	80,546
Clovis Oncology Inc. (a)	6,056	250,779
Computer Programs & Systems Inc.	2,784	177,062
Conmed Corp.	6,729	297,085
Corcept Therapeutics Inc. (a)	14,553	40,748
Corvel Corp. (a)	2,678	120,992
Cross Country Healthcare Inc. (a)	8,289	54,044
CryoLife Inc.	6,832	61,146
CTI BioPharma Corp. (a)	34,000	95,540
Cyberonics Inc. (a)	6,576	410,737
Cynosure Inc. Class A (a)	5,472	116,280
Cytokinetics Inc. (a)	8,504	40,649
Cytori Therapeutics Inc. (a)	14,800	35,372
CytRx Corp. (a)	13,700	57,266
Dendreon Corp. (a)	39,000	89,700
DepoMed Inc. (a)	14,200	197,380
Derma Sciences Inc. (a)	5,261	60,817
Dexcom Inc. (a)	18,501	733,750
Dicerna Pharmaceuticals Inc. (a)	932	21,035
Durata Therapeutics Inc. (a)	4,078	69,448
Dyax Corp. (a)	33,054	317,318
Dynavax Technologies Corp. (a)	67,647	108,235
Egalet Corp. (a)	997	13,081
Eleven Biotherapeutics Inc. (a)	1,341	17,674
Emergent Biosolutions Inc. (a)	7,100	159,466
Emeritus Corp. (a)	9,256	292,952
Enanta Pharmaceuticals Inc. (a)	2,600	111,982

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Endocyte Inc. (a)	9,534	$62,829
Endologix Inc. (a)	15,529	236,196
Ensign Group Inc., The	5,000	155,400
Enzo Biochem Inc. (a)	8,500	44,625
Epizyme Inc. (a)	3,200	99,584
Esperion Therapeutics Inc. (a)	1,137	18,010
Exact Sciences Corp. (a)	20,324	346,118
Exactech Inc. (a)	2,600	65,598
ExamWorks Group Inc. (a)	8,608	273,132
Exelixis Inc. (a)	46,923	159,069
Five Prime Therapeutics Inc. (a)	4,200	65,310
Five Star Quality Care Inc. (a)	10,281	51,508
Flexion Therapeutics Inc. (a)	1,254	16,904
Fluidigm Corp. (a)	6,894	202,684
Foundation Medicine Inc. (a)	3,418	92,149
Furiex Pharmaceuticals Inc. (a)	1,795	190,593
Galectin Therapeutics Inc. (a)	4,400	60,764
Galena Biopharma Inc. (a)	29,600	90,576
GenMark Diagnostics Inc. (a)	10,282	139,115
Genocea Biosciences Inc. (a)	1,132	21,225
Genomic Health Inc. (a)	4,300	117,820
Gentiva Health Services Inc. (a)	7,726	116,354
Geron Corp. (a)	39,201	125,835
Globus Medical Inc. Class A (a)	16,209	387,719
Greatbatch Inc. (a)	6,156	302,013
Haemonetics Corp. (a)	12,804	451,725
Halozyme Therapeutics Inc. (a)	25,516	252,098
Hanger Inc. (a)	8,600	270,470
Healthsouth Corp.	21,746	780,029
HealthStream Inc. (a)	5,282	128,353
Healthways Inc. (a)	7,770	136,286
HeartWare International Inc. (a)	4,202	371,877
Heron Therapeutics Inc. (a)	4,800	59,136
HMS Holdings Corp. (a)	21,700	442,897
Horizon Pharma Inc. (a)	16,080	254,386
Hyperion Therapeutics Inc. (a)	3,300	86,130
ICU Medical Inc. (a)	3,232	196,538
Idenix Pharmaceuticals Inc. (a)	29,127	701,961
Idera Pharmaceuticals Inc. (a)	14,800	42,920
ImmunoGen Inc. (a)	20,793	246,397
Immunomedics Inc. (a)	21,385	78,055
Impax Laboratories Inc. (a)	17,400	521,826
Imprivata Inc. (a)	149	2,441
Infinity Pharmaceuticals Inc. (a)	11,891	151,491
Inogen Inc. (a)	1,342	30,276
Inovio Pharmaceuticals Inc. (a)	14,900	161,069
Insmed Inc. (a)	9,700	193,806
Insulet Corp. (a)	13,780	546,653
Insys Therapeutics Inc. (a)	2,450	76,514
Integra LifeSciences Holdings Corp. (a)	6,195	291,537
InterMune Inc. (a)	24,416	1,077,966
Intra-Cellular Therapies Inc. (a)	4,200	70,812
Intrexon Corp. (a)	8,855	222,526
Invacare Corp.	8,104	148,870
IPC The Hospitalist Co. (a)	4,300	190,146
Ironwood Pharmaceuticals Inc. (a)	29,530	452,695

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Isis Pharmaceuticals Inc. (a)	29,085	$1,001,978
K2M Group Holdings Inc. (a)	2,201	32,751
Karyopharm Therapeutics Inc. (a)	3,025	140,814
Keryx Biopharmaceuticals Inc. (a)	22,668	348,634
Kindred Biosciences Inc. (a)	2,832	52,788
Kindred Healthcare Inc.	13,637	315,015
Kite Pharma Inc. (a)	149	4,309
KYTHERA Biopharmaceuticals Inc. (a)	4,300	164,991
Landauer Inc.	2,380	99,960
Lannett Company Inc. (a)	6,400	317,568
LDR Holding Corp. (a)	4,151	103,817
Lexicon Pharmaceuticals Inc. (a)	58,500	94,185
LHC Group Inc. (a)	3,000	64,110
Ligand Pharmaceuticals Inc. Class B (a)	5,062	315,312
Luminex Corp. (a)	9,414	161,450
MacroGenics Inc. (a)	4,900	106,477
Magellan Health Inc. (a)	6,891	428,896
MannKind Corp. (a)	56,313	618,880
Masimo Corp. (a)	11,925	281,430
MedAssets Inc. (a)	15,137	345,729
Medicines Co., The (a)	16,076	467,169
Medidata Solutions Inc. (a)	13,456	576,051
Merge Healthcare Inc. (a)	16,100	36,547
Meridian Bioscience Inc.	10,100	208,464
Merit Medical Systems Inc. (a)	10,196	153,960
Merrimack Pharmaceuticals Inc. (a)	24,000	174,960
MiMedx Group Inc. (a)	23,400	165,906
Mirati Therapeutics Inc. (a)	1,800	36,000
Molina Healthcare Inc. (a)	7,343	327,718
Momenta Pharmaceuticals Inc. (a)	11,911	143,885
MWI Veterinary Supply Inc. (a)	3,170	450,108
NanoString Technologies Inc. (a)	2,500	37,375
NanoViricides Inc. (a)	9,900	41,877
National Healthcare Corp.	2,573	144,834
National Research Corp. Class A (a)	2,400	33,576
Natus Medical Inc. (a)	7,800	196,092
Navidea Biopharmaceuticals Inc. (a)	37,000	54,760
Nektar Therapeutics (a)	31,760	407,163
Neogen Corp. (a)	9,176	371,353
NeoStem Inc. (a)	5,800	37,816
Neuralstem Inc. (a)	16,900	71,318
Neurocrine Biosciences Inc. (a)	18,658	276,885
NewLink Genetics Corp. (a)	4,701	124,812
Northwest Biotherapeutics Inc. (a)	8,800	59,048
Novavax Inc. (a)	51,681	238,766
NPS Pharmaceuticals Inc. (a)	26,315	869,711
NuVasive Inc. (a)	11,498	408,984
NxStage Medical Inc. (a)	14,819	212,949
Ohr Pharmaceutical Inc. (a)	5,200	49,452
Omeros Corp. (a)	8,658	150,649
Omnicell Inc. (a)	8,936	256,553
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	3,067	71,461
Oncothyreon Inc. (a)	17,500	56,700

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ophthotech Corp. (a)	3,400	$143,854
Opko Health Inc. (a)	49,081	433,876
OraSure Technologies Inc. (a)	13,463	115,916
Orexigen Therapeutics Inc. (a)	28,655	177,088
Organovo Holdings Inc. (a)	15,400	128,590
Orthofix International NV (a)	4,662	168,998
Osiris Therapeutics Inc. (a)	5,000	78,100
OvaScience Inc. (a)	3,335	30,582
Owens & Minor Inc.	15,628	531,039
Oxford Immunotec Global PLC (a)	3,200	53,856
Pacific Biosciences of California Inc. (a)	13,902	85,914
Pacira Pharmaceuticals Inc. (a)	8,851	813,053
Pain Therapeutics Inc. (a)	9,400	54,050
Parexel International Corp. (a)	14,040	741,874
PDL BioPharma Inc.	39,659	383,899
Peregrine Pharmaceuticals Inc. (a)	41,500	78,020
Pernix Therapeutics Holdings Inc. (a)	8,211	73,735
PharMerica Corp. (a)	7,418	212,081
Phibro Animal Health Corp. Class A (a)	3,654	80,205
PhotoMedex Inc. (a)	3,300	40,425
Portola Pharmaceuticals Inc. (a)	9,066	264,546
Pozen Inc.	6,699	55,803
Prestige Brands Holdings Inc. (a)	12,748	432,030
Progenics Pharmaceuticals Inc. (a)	18,004	77,597
Prothena Corp. PLC (a)	5,400	121,770
Providence Service Corp. (a)	2,899	106,074
PTC Therapeutics Inc. (a)	5,516	144,188
Puma Biotechnology Inc. (a)	5,724	377,784
Quality Systems Inc.	12,352	198,250
Quidel Corp. (a)	7,000	154,770
Radnet Inc. (a)	8,100	53,703
Raptor Pharmaceutical Corp. (a)	15,205	175,618
Receptos Inc. (a)	3,772	160,687
Regado Bioscience Inc. (a)	3,800	25,802
Regulus Therapeutics Inc. (a)	3,600	28,944
Relypsa Inc. (a)	4,127	100,369
Repligen Corp. (a)	7,700	175,483
Repros Therapeutics Inc. (a)	5,697	98,558
Retrophin Inc. (a)	4,888	57,385
Revance Therapeutics Inc. (a)	1,785	60,690
Rigel Pharmaceuticals Inc. (a)	21,497	78,034
Rockwell Medical Inc. (a)	9,756	116,974
RTI Surgical Inc. (a)	13,700	59,595
Sagent Pharmaceuticals Inc. (a)	5,339	138,067
Sangamo BioSciences Inc. (a)	17,035	260,124
Sarepta Therapeutics Inc. (a)	10,000	297,900
SciClone Pharmaceuticals Inc. (a)	12,600	66,276
Select Medical Holdings Corp.	19,468	303,701
Sequenom Inc. (a)	28,414	109,962
Skilled Healthcare Group Inc. Class A (a)	6,600	41,514
Spectranetics Corp., The (a)	10,185	233,033
Spectrum Pharmaceuticals Inc. (a)	16,228	131,934
STAAR Surgical Co. (a)	9,524	160,003
Stemline Therapeutics Inc. (a)	3,000	44,010

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
STERIS Corp.	14,652	$783,589
Sucampo Pharmaceuticals Inc. Class A (a)	3,900	26,910
Sunesis Pharmaceuticals Inc. (a)	12,256	79,909
Supernus Pharmaceuticals Inc. (a)	7,233	79,201
Surgical Care Affiliates Inc. (a)	3,250	94,510
SurModics Inc. (a)	3,600	77,112
Symmetry Medical Inc. (a)	9,208	81,583
Synageva BioPharma Corp. (a)	5,267	551,982
Synergy Pharmaceuticals Inc. (a)	23,000	93,610
Synta Pharmaceuticals Corp. (a)	15,400	62,986
Tandem Diabetes Care Inc. (a)	2,350	38,211
Team Health Holdings Inc. (a)	17,403	869,106
Tesaro Inc. (a)	4,800	149,328
Tetraphase Pharmaceuticals Inc. (a)	5,400	72,846
TG Therapeutics Inc. (a)	5,895	55,354
TherapeuticsMD Inc. (a)	24,800	109,616
Theravance Biopharma Inc. (a)	5,800	184,904
Theravance Inc. (a)	20,300	604,534
Thoratec Corp. (a)	14,000	488,040
Threshold Pharmaceuticals Inc. (a)	14,100	55,836
Tornier NV (a)	8,802	205,791
TransEnterix Inc. (a)	7,100	35,784
Triple-S Management Corp. Class B (a)	5,900	105,787
TriVascular Technologies Inc. (a)	1,850	28,804
U.S. Physical Therapy Inc.	2,900	99,151
Ultragenyx Pharmaceutical Inc. (a)	1,704	76,493
Unilife Corp. (a)	25,194	74,574
Universal American Corp.	10,856	90,430
Utah Medical Products Inc.	1,000	51,440
Vanda Pharmaceuticals Inc. (a)	8,400	135,912
Vascular Solutions Inc. (a)	4,400	97,636
Veracyte Inc. (a)	1,321	22,616
Verastem Inc. (a)	4,600	41,676
Versartis Inc. (a)	1,700	47,668
Vital Therapies Inc. (a)	1,300	35,412
VIVUS Inc. (a)	22,161	117,897
Vocera Communications Inc. (a)	5,200	68,640
Volcano Corp. (a)	12,600	221,886
WellCare Health Plans Inc. (a)	10,877	812,077
West Pharmaceutical Services Inc.	17,528	739,331
Wright Medical Group Inc. (a)	12,381	388,763
Xencor Inc. (a)	3,809	44,261
Xenoport Inc. (a)	14,181	68,494
XOMA Corp. (a)	19,800	90,882
Zafgen Inc. (a)	223	4,411
Zeltiq Aesthetics Inc. (a)	7,200	109,368
ZIOPHARM Oncology Inc. (a)	20,691	83,385
Zogenix Inc. (a)	31,004	62,318
ZS Pharma Inc. (a)	36	1,035

		57,653,370

Industrials (13.65%)
Aaon Inc.	6,967	233,527
AAR Corp.	9,811	270,391
ABM Industries Inc.	13,635	367,872
Acacia Research Corp.	12,252	217,473

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Acco Brands Corp. (a)	28,622	$183,467
Accuride Corp. (a)	9,947	48,641
Aceto Corp.	6,964	126,327
Actuant Corp. Class A	17,612	608,847
Advisory Board Co., The (a)	9,056	469,101
Aegion Corp. (a)	9,356	217,714
Aerovironment Inc. (a)	4,804	152,767
Air Transport Services Group Inc. (a)	13,100	109,647
Aircastle Ltd.	16,004	284,391
Alamo Group Inc.	1,685	91,142
Albany International Corp. Class A	6,951	263,860
Allegiant Travel Co.	3,475	409,251
Altra Industrial Motion Corp.	6,600	240,174
Ameresco Inc. Class A (a)	5,100	35,853
American Railcar Industries Inc.	2,353	159,463
American Science & Engineering Inc.	1,881	130,899
American Woodmark Corp. (a)	3,053	97,299
Apogee Enterprises Inc.	7,136	248,761
Applied Industrial Technologies Inc.	10,368	525,969
ARC Document Solutions Inc. (a)	9,321	54,621
ARC Group Worldwide Inc. (a)	800	12,160
ArcBest Corp.	6,389	277,985
Argan Inc.	3,100	115,599
Astec Industries Inc.	4,657	204,349
Astronics Corp. (a)	3,843	216,937
Atlas Air Worldwide Holdings Inc. (a)	6,243	230,055
AZZ Inc.	6,400	294,912
Baltic Trading Ltd.	12,100	72,358
Barnes Group Inc.	13,344	514,278
Barrett Business Services Inc.	1,800	84,600
Beacon Roofing Supply Inc. (a)	12,085	400,255
Blount International Inc. (a)	12,494	176,290
Brady Corp.	11,813	352,854
Briggs & Stratton Corp.	11,580	236,927
Brink’s Co., The	11,899	335,790
Builders FirstSource Inc. (a)	10,886	81,427
CAI International Inc. (a)	4,300	94,643
Capstone Turbine Corp. (a)	82,837	125,084
Casella Waste Systems Inc. Class A (a)	9,014	45,160
CBIZ Inc. (a)	10,274	92,774
CDI Corp.	3,486	50,233
CECO Environmental Corp.	5,184	80,819
Celadon Group Inc.	5,200	110,864
Cenveo Inc. (a)	13,671	50,719
Chart Industries Inc. (a)	7,500	620,550
CIRCOR International Inc.	4,321	333,279
Civeo Corp. (a)	23,200	580,696
Clarcor Inc.	12,499	773,063
Columbus McKinnon Corp.	5,100	137,955
Comfort Systems USA Inc.	9,073	143,353
Commercial Vehicle Group Inc. (a)	6,196	62,208
Continental Building Products Inc. (a)	2,769	42,643
Corporate Executive Board Co., The	8,300	566,226
Corporate Resource Services Inc. (a)	4,300	12,814
CRA International Inc. (a)	2,415	55,666
Cubic Corp.	5,154	229,405
Curtiss-Wright Corp.	11,878	778,722

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Deluxe Corp.	12,400	$726,392
DigitalGlobe Inc. (a)	18,523	514,939
Douglas Dynamics Inc.	5,610	98,848
Ducommun Inc. (a)	2,600	67,938
DXP Enterprises Inc. (a)	3,200	241,728
Dycom Industries Inc. (a)	8,333	260,906
Dynamic Materials Corp.	3,254	72,011
Echo Global Logistics Inc. (a)	5,800	111,186
EMCOR Group Inc.	16,656	741,692
Encore Wire Corp.	5,095	249,859
Energy Recovery Inc. (a)	9,400	46,248
EnerSys	11,585	796,932
Engility Holdings Inc. (a)	4,300	164,518
Ennis Inc.	6,632	101,204
Enphase Energy Inc. (a)	4,000	34,200
EnPro Industries Inc. (a)	5,574	407,794
Erickson Inc. (a)	1,600	26,000
ESCO Technologies Inc.	6,510	225,506
Esterline Technologies Corp. (a)	7,889	908,182
ExOne Co., The (a)	2,431	96,316
Exponent Inc.	3,229	239,301
Federal Signal Corp.	15,434	226,108
Forward Air Corp.	7,708	368,828
Franklin Covey Co. (a)	2,700	54,351
Franklin Electric Co. Inc.	11,851	477,951
Freightcar America Inc.	3,060	76,622
FTI Consulting Inc. (a)	10,182	385,083
FuelCell Energy Inc. (a)	55,096	132,230
Furmanite Corp. (a)	9,400	109,416
G&K Services Inc. Class A	4,980	259,309
GenCorp Inc. (a)	14,626	279,357
Generac Holdings Inc. (a)	16,990	828,093
General Cable Corp.	12,000	307,920
General Finance Corp. (a)	2,800	26,600
Gibraltar Industries Inc. (a)	7,482	116,046
Global Brass & Copper Holdings Inc.	5,300	89,570
Global Power Equipment Group Inc.	4,373	70,668
Gorman-Rupp Co., The	4,791	169,458
GP Strategies Corp. (a)	3,800	98,344
GrafTech International Ltd. (a)	28,800	301,248
Graham Corp.	2,600	90,506
Granite Construction Inc.	9,653	347,315
Great Lakes Dredge & Dock Co. (a)	14,800	118,252
Greenbrier Companies Inc., The (a)	6,834	393,638
Griffon Corp.	9,447	117,143
H&E Equipment Services Inc. (a)	7,800	283,452
Harsco Corp.	20,000	532,600
Hawaiian Holdings Inc. (a)	11,200	153,552
Healthcare Services Group Inc.	17,547	516,584
Heartland Express Inc.	13,476	287,578
Heico Corp.	16,441	853,946
Heidrick & Struggles International Inc.	4,712	87,172
Heritage-Crystal Clean Inc. (a)	1,967	38,612
Herman Miller Inc.	14,637	442,623
Hill International Inc. (a)	5,900	36,757
Hillenbrand Inc.	15,553	507,339
HNI Corp.	11,147	435,959

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Houston Wire & Cable Co.	4,500	$55,845
Hub Group Inc. (a)	9,150	461,160
Hurco Companies Inc.	1,569	44,246
Huron Consulting Group Inc. (a)	5,790	410,048
Hyster-Yale Materials Handling Inc.	2,596	229,850
ICF International Inc. (a)	4,932	174,396
Innerworkings Inc. (a)	8,652	73,542
Insperity Inc.	5,699	188,067
Insteel Industries Inc.	4,500	88,425
Interface Inc.	16,467	310,238
International Shipholding Corp.	1,333	30,552
Jetblue Airways Corp. (a)	61,125	663,206
John Bean Technologies Corp.	7,000	216,930
Kadant Inc.	2,858	109,890
Kaman Corp.	6,846	292,530
Kelly Services Inc. Class A	6,716	115,314
Keyw Holding Corp., The (a)	7,911	99,441
Kforce Inc.	6,726	145,618
Kimball International Inc. Class B	8,797	147,086
Knight Transportation Inc.	14,949	355,338
Knightsbridge Tankers Ltd.	8,586	121,835
Knoll Inc.	12,244	212,189
Korn/Ferry International (a)	12,233	359,283
Kratos Defense & Security Solutions Inc. (a)	10,424	81,307
L.B. Foster Co. Class A	2,536	137,248
Layne Christensen Co. (a)	4,986	66,314
Lindsay Corp.	3,198	270,135
LMI Aerospace Inc. (a)	2,700	35,316
LSI Industries Inc.	5,747	45,861
Lydall Inc. (a)	4,190	114,680
Manitex International Inc. (a)	3,242	52,650
Marten Transport Ltd.	5,797	129,563
Masonite International Corp. (a)	7,298	410,585
MasTec Inc. (a)	15,481	477,124
Matson Inc.	10,600	284,504
McGrath Rentcorp	6,340	232,995
Meritor Inc. (a)	23,915	311,852
Miller Industries Inc.	2,650	54,537
Mistras Group Inc. (a)	3,962	97,148
Mobile Mini Inc.	11,547	552,986
Moog Inc. Class A (a)	11,009	802,446
MSA Safety Inc.	7,218	414,891
Mueller Industries Inc.	13,994	411,564
Mueller Water Products Inc.	40,003	345,626
Multi-Color Corp.	2,973	118,950
MYR Group Inc. (a)	5,400	136,782
National Presto Industries Inc.	1,218	88,719
Navigant Consulting Inc. (a)	12,148	211,983
Navios Maritime Holdings Inc.	19,671	199,071
NCI Building Systems Inc. (a)	6,954	135,116
NL Industries Inc.	1,843	17,121
NN Inc.	4,217	107,871
Norcraft Companies Inc. (a)	1,936	27,704
Nortek Inc. (a)	2,289	205,461
Northwest Pipe Co. (a)	2,400	96,792
Omega Flex Inc.	600	11,772

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
On Assignment Inc. (a)	13,400	$476,638
Orbital Sciences Corp. (a)	14,829	438,197
Orion Marine Group Inc. (a)	6,764	73,254
P.A.M. Transportation Services Inc. (a)	800	22,368
Park-Ohio Holdings Corp.	2,066	120,055
Patrick Industries Inc. (a)	2,000	93,180
Patriot Transportation Holding Inc. (a)	1,800	62,946
Paylocity Holding Corp. (a)	2,032	43,952
Pendrell Corp. (a)	40,546	71,361
Performant Financial Corp. (a)	7,400	74,740
PGT Inc. (a)	11,700	99,099
Pike Corp. (a)	6,400	57,344
Plug Power Inc. (a)	41,300	193,284
Ply Gem Holdings Inc. (a)	5,300	53,530
Polypore International Inc. (a)	11,100	529,803
Powell Industries Inc.	2,355	153,970
Power Solutions International Inc. (a)	1,100	79,167
PowerSecure International Inc. (a)	5,500	53,570
Preformed Line Products Co.	600	32,298
Primoris Services Corp.	9,464	272,942
Proto Labs Inc. (a)	5,608	459,407
Quad Graphics Inc.	6,840	153,011
Quality Distribution Inc. (a)	6,776	100,691
Quanex Building Products Corp.	9,241	165,137
Quest Resource Holding Corp. (a)	3,200	16,672
Raven Industries Inc.	8,884	294,416
RBC Bearings Inc.	5,800	371,490
Republic Airways Holdings Inc. (a)	12,432	134,763
Resources Connection Inc.	9,564	125,384
Revolution Lighting Technologies Inc. (a)	7,400	17,020
Rexnord Corp. (a)	18,572	522,802
Roadrunner Transportation Systems Inc. (a)	6,931	194,761
RPX Corp. (a)	13,066	231,922
Rush Enterprises Inc. Class A (a)	8,436	292,476
Safe Bulkers Inc.	9,600	93,696
Saia Inc. (a)	6,202	272,454
Schawk Inc.	2,982	60,714
Scorpio Bulkers Inc. (a)	33,739	300,277
SIFCO Industries Inc.	600	18,720
Simpson Manufacturing Co. Inc.	10,357	376,581
SkyWest Inc.	12,221	149,341
Sparton Corp. (a)	2,600	72,124
Standard Plus Corp. (a)	3,900	83,421
Standex International Corp.	3,127	232,899
Steelcase Inc.	20,500	310,165
Sterling Construction Company Inc. (a)	4,300	40,334
Stock Building Supply Holdings Inc. (a)	3,598	70,989
Sun Hydraulics Corp.	5,400	219,240
Swift Transportation Co. (a)	20,861	526,323
TAL International Group Inc.	8,400	372,624
Taser International Inc. (a)	13,592	180,774
Team Inc. (a)	4,900	200,998
Teledyne Technologies Inc. (a)	9,313	904,944
Tennant Co.	4,535	346,111
Tetra Tech Inc.	16,021	440,578

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Textainer Group Holdings Ltd.	5,300	$204,686
Thermon Group Holdings Inc. (a)	7,924	208,560
Titan International Inc.	10,838	182,295
Titan Machinery Inc. (a)	4,300	70,778
Trex Co. Inc. (a)	8,268	238,284
TriMas Corp. (a)	11,155	425,340
TriNet Group Inc. (a)	3,854	92,766
TrueBlue Inc. (a)	10,310	284,247
Tutor Perini Corp. (a)	9,073	287,977
Twin Disc Inc.	2,052	67,819
Ultrapetrol Bahamas Ltd. (a)	5,300	15,741
UniFirst Corp.	3,675	389,550
United Stationers Inc.	9,708	402,591
Universal Forest Products Inc.	4,910	237,006
Universal Truckload Services Inc.	1,400	35,504
US Ecology Inc.	5,358	262,274
USA Truck Inc. (a)	1,600	29,744
UTi Worldwide Inc.	22,200	229,548
Viad Corp.	5,162	123,062
Vicor Corp. (a)	3,508	29,397
VSE Corp.	1,100	77,352
Wabash National Corp. (a)	17,045	242,891
WageWorks Inc. (a)	8,700	419,427
Watsco Inc.	6,375	655,095
Watts Water Technologies Inc.	7,051	435,258
Werner Enterprises Inc.	11,126	294,950
Wesco Aircraft Holdings Inc. (a)	12,960	258,682
West Corp.	9,500	254,600
Woodward Inc.	16,410	823,454
Xerium Technologies Inc. (a)	2,700	37,692
XPO Logistics Inc. (a)	13,129	375,752
YRC Worldwide Inc. (a)	7,560	212,512

		60,744,533

Information Technology (17.43%)
A10 Networks Inc. (a)	3,163	42,066
ACI Worldwide Inc. (a)	9,416	525,695
Actuate Corp. (a)	12,500	59,625
Acxiom Corp. (a)	19,161	415,602
Adtran Inc.	13,948	314,667
Advanced Energy Industries Inc. (a)	9,933	191,210
Advent Software Inc.	12,710	413,965
Aeroflex Holding Corp. (a)	4,884	51,282
Aerohive Networks Inc. (a)	2,292	18,840
Agilysys Inc. (a)	3,514	49,477
Alliance Fiber Optic Products Inc.	3,400	61,540
Alpha & Omega Semiconductor Ltd. (a)	5,690	52,746
Ambarella Inc. (a)	7,100	221,378
Amber Road Inc. (a)	2,182	35,196
American Software Inc. Class A	6,300	62,244
Amkor Technology Inc. (a)	21,064	235,496
Angie’s List Inc. (a)	10,500	125,370
Anixter International Inc.	6,735	673,971
Applied Micro Circuits Corp. (a)	19,562	211,465
Applied Optoelectronics Inc. (a)	3,700	85,840

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Arista Networks Inc. (a)	10	$624
Aruba Networks Inc. (a)	26,416	462,808
Aspen Technology Inc. (a)	22,762	1,056,157
Audience Inc. (a)	3,400	40,664
AVG Technologies NV (a)	8,600	173,118
Axcelis Technologies Inc. (a)	25,726	51,452
Badger Meter Inc.	3,530	185,854
Bankrate Inc. (a)	16,551	290,305
Barracuda Networks Inc. (a)	1,946	60,365
Bazaarvoice Inc. (a)	12,013	94,783
Bel Fuse Inc.	2,483	63,739
Belden Inc.	10,773	842,018
Benchmark Electronics Inc. (a)	13,211	336,616
Benefitfocus Inc. (a)	1,325	61,242
Black Box Corp.	3,655	85,673
Blackbaud Inc.	11,411	407,829
Blackhawk Network Holdings Inc. (a)	12,994	366,691
Blucora Inc. (a)	10,420	196,625
Borderfree Inc. (a)	1,436	23,795
Bottomline Technologies Inc. (a)	9,731	291,152
Brightcove Inc. (a)	8,000	84,320
BroadSoft Inc. (a)	7,000	184,730
Brooks Automation Inc.	16,349	176,079
Cabot Microelectronics Corp. (a)	5,943	265,355
CACI International Inc. Class A (a)	5,818	408,482
CalAmp Corp. (a)	9,100	197,106
Calix Inc. (a)	10,120	82,782
Callidus Software Inc. (a)	11,503	137,346
Carbonite Inc. (a)	4,400	52,668
Cardtronics Inc. (a)	11,000	374,880
Care.com Inc. (a)	1,693	21,433
Cascade Microtech Inc. (a)	3,200	43,712
Cass Information Systems Inc.	2,906	143,789
Cavium Inc. (a)	13,037	647,417
CEVA Inc. (a)	5,106	75,416
ChannelAdvisor Corp. (a)	5,066	133,540
Checkpoint Systems Inc. (a)	10,615	148,504
Ciber Inc. (a)	18,443	91,108
Ciena Corp. (a)	26,200	567,492
Cinedigm Corp. Class A (a)	19,000	47,310
Cirrus Logic Inc. (a)	15,297	347,854
Clearfield Inc. (a)	2,800	47,012
Cognex Corp. (a)	21,422	822,605
Coherent Inc. (a)	6,200	410,254
Cohu Inc.	6,008	64,286
CommVault Systems Inc. (a)	11,688	574,699
Computer Task Group Inc.	4,000	65,840
Compuware Corp.	54,300	542,457
comScore Inc. (a)	8,528	302,573
Comtech Telecommunications Corp.	3,902	145,662
Comverse Inc. (a)	5,549	148,047
Constant Contact Inc. (a)	7,700	247,247
Control4 Corp. (a)	2,842	55,590
Convergys Corp.	25,049	537,051
Conversant Inc. (a)	16,564	420,726
Cornerstone OnDemand Inc. (a)	13,092	602,494

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Covisint Corp. (a)	1,975	$9,598
Cray Inc. (a)	10,222	271,905
CSG Systems International Inc.	8,265	215,799
CTS Corp.	8,641	161,587
CUI Global Inc. (a)	5,100	42,840
Cvent Inc. (a)	4,399	127,967
Cyan Inc. (a)	6,731	27,126
Cypress Semiconductor Corp.	38,873	424,104
Daktronics Inc.	9,652	115,052
Datalink Corp. (a)	4,900	49,000
Dealertrack Technologies Inc. (a)	13,241	600,347
Demand Media Inc. (a)	11,233	54,143
Demandware Inc. (a)	7,400	513,338
Dice Holdings Inc. (a)	9,040	68,794
Digi International Inc. (a)	6,780	63,868
Digimarc Corp.	1,481	48,281
Digital River Inc. (a)	8,078	124,644
Diodes Inc. (a)	8,927	258,526
Dot Hill Systems Corp. (a)	14,800	69,560
DSP Group Inc. (a)	6,024	51,144
DTS Inc. (a)	3,946	72,646
E2open Inc. (a)	5,698	117,778
EarthLink Holdings Corp.	24,040	89,429
Eastman Kodak Co. (a)	4,326	105,857
Ebix Inc.	7,439	106,452
Electro Rent Corp.	3,906	65,347
Electro Scientific Industries Inc.	6,538	44,524
Electronics for Imaging Inc. (a)	11,508	520,162
Ellie Mae Inc. (a)	7,117	221,552
Emulex Corp. (a)	20,580	117,306
Endurance International Group Holdings Inc. (a)	7,434	113,666
EnerNOC Inc. (a)	6,830	129,428
Entegris Inc. (a)	34,413	473,007
Entropic Communications Inc. (a)	20,500	68,265
Envestnet Inc. (a)	8,456	413,668
EPAM Systems Inc. (a)	8,800	385,000
EPIQ Systems Inc.	7,490	105,235
ePlus Inc. (a)	1,318	76,708
Euronet Worldwide Inc. (a)	12,597	607,679
EVERTEC Inc.	16,268	394,336
Everyday Health Inc. (a)	1,849	34,170
Exar Corp. (a)	9,767	110,367
Exlservice Holdings Inc. (a)	8,064	237,485
Extreme Networks Inc. (a)	24,164	107,288
Fabrinet (a)	8,628	177,737
Fair Isaac Corp.	8,502	542,088
Fairchild Semiconductor International Inc. (a)	30,900	482,040
FARO Technologies Inc. (a)	4,254	208,956
FEI Co.	10,447	947,856
Finisar Corp. (a)	23,667	467,423
Five9 Inc. (a)	2,986	21,499
Fleetmatics Group Ltd. PLC (a)	9,200	297,528
Formfactor Inc. (a)	13,743	114,342
Forrester Research Inc.	2,652	100,458

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fusion-io Inc. (a)	26,700	$301,710
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	5,928	113,462
Global Cash Access Holdings Inc. (a)	16,837	149,849
Global Eagle Entertainment Inc. (a)	9,448	117,155
Glu Mobile Inc. (a)	22,212	111,060
Gogo Inc. (a)	13,831	270,534
GrubHub Inc. (a)	2,251	79,708
GSI Group Inc. (a)	7,539	95,971
GT Advanced Technologies Inc. (a)	33,700	626,820
GTT Communications Inc. (a)	3,500	35,735
Guidance Software Inc. (a)	3,878	35,367
Guidewire Software Inc. (a)	16,785	682,478
Hackett Group Inc., The	6,294	37,575
Harmonic Inc. (a)	23,383	174,437
Heartland Payment Systems Inc.	8,875	365,739
Higher One Holdings Inc. (a)	8,471	32,275
Hittite Microwave Corp.	7,731	602,631
iGate Corp. (a)	9,126	332,095
II-VI Inc. (a)	13,296	192,260
Immersion Corp. (a)	7,200	91,584
Imperva Inc. (a)	5,569	145,796
Infinera Corp. (a)	30,036	276,331
Infoblox Inc. (a)	13,600	178,840
Information Services Group Inc. (a)	8,100	38,961
Inphi Corp. (a)	7,737	113,579
Insight Enterprises Inc. (a)	10,148	311,950
Integrated Device Technology Inc. (a)	33,003	510,226
Integrated Silicon Solution Inc. (a)	7,190	106,196
Interactive Intelligence Group (a)	4,211	236,363
InterDigital Inc.	9,992	477,618
Internap Network Services Corp. (a)	12,988	91,565
International Rectifier Corp. (a)	17,600	491,040
Intersil Corp. Class A	31,500	470,925
Intevac Inc. (a)	5,900	47,259
Intralinks Holdings Inc. (a)	9,533	84,748
InvenSense Inc. (a)	17,534	397,846
Itron Inc. (a)	9,700	393,335
Ixia (a)	13,999	160,009
IXYS Corp.	6,314	77,788
j2 Global Inc.	11,815	600,911
Jive Software Inc. (a)	9,941	84,598
Kemet Corp. (a)	10,879	62,554
Kofax Ltd. (a)	18,400	158,240
Kopin Corp. (a)	17,200	56,072
KVH Industries Inc. (a)	4,200	54,726
Lattice Semiconductor Corp. (a)	29,593	244,142
Limelight Networks Inc. (a)	14,179	43,388
Lionbridge Technologies Inc. (a)	16,100	95,634
Liquidity Services Inc. (a)	6,312	99,477
Littelfuse Inc.	5,537	514,664
LivePerson Inc. (a)	13,900	141,085
LogMeIn Inc. (a)	6,070	282,983
Luxoft Holding Inc. (a)	1,968	70,966
M/A-COM Technology Solutions Holdings Inc. (a)	3,100	69,688

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Manhattan Associates Inc. (a)	18,716	$644,392
ManTech International Corp. Class A	6,055	178,744
Marchex Inc. Class B	8,066	96,953
Marin Software Inc. (a)	6,500	76,505
Marketo Inc. (a)	6,348	184,600
Mavenir Systems Inc. (a)	2,346	35,542
MAXIMUS Inc.	16,696	718,262
MaxLinear Inc. Class A (a)	6,886	69,342
Maxwell Technologies Inc. (a)	7,734	117,015
Measurement Specialties Inc. (a)	3,900	335,673
Mentor Graphics Corp.	23,756	512,417
Mercury Systems Inc. (a)	7,978	90,471
Mesa Laboratories Inc.	700	58,772
Methode Electronics Inc.	9,367	357,913
Micrel Inc.	10,616	119,748
Microsemi Corp. (a)	23,561	630,492
MicroStrategy Inc. (a)	2,225	312,880
Millennial Media Inc. (a)	18,600	92,814
MKS Instruments Inc.	13,178	411,681
MobileIron Inc. (a)	150	1,428
Model N Inc. (a)	4,800	53,040
ModusLink Global Solutions Inc. (a)	9,195	34,389
MoneyGram International Inc. (a)	7,262	106,969
Monolithic Power Systems Inc.	9,574	405,459
Monotype Imaging Holdings Inc.	9,700	273,249
Monster Worldwide Inc. (a)	22,516	147,255
Move Inc. (a)	9,752	144,232
MTS Systems Corp.	3,770	255,455
Multi-Fineline Electronix Inc. (a)	2,134	23,559
Nanometrics Inc. (a)	5,904	107,748
Netgear Inc. (a)	9,003	313,034
NetScout Systems Inc. (a)	9,000	399,060
NeuStar Inc. Class A (a)	14,900	387,698
Newport Corp. (a)	10,018	185,333
NIC Inc.	16,406	260,035
Nimble Storage Inc. (a)	2,300	70,656
NumereX Corp. Class A (a)	3,427	39,376
NVE Corp. (a)	1,200	66,708
Oclaro Inc. (a)	23,100	50,820
Omnivision Technologies Inc. (a)	14,045	308,709
OpenTable Inc. (a)	5,800	600,880
Oplink Communications Inc. (a)	4,545	77,129
Opower Inc. (a)	1,915	36,098
OSI Systems Inc. (a)	4,865	324,739
Park City Group Inc. (a)	2,300	25,047
Park Electrochemical Corp.	5,052	142,517
ParkerVision Inc. (a)	22,000	32,560
Paycom Software Inc. (a)	1,636	23,869
PC Connection Inc.	2,220	45,910
PDF Solutions Inc. (a)	7,563	160,487
Pegasystems Inc.	8,680	183,322
Peregrine Semiconductor Corp. (a)	6,595	45,242
Perficient Inc. (a)	8,600	167,442
Pericom Semiconductor Corp. (a)	5,809	52,513
Photronics Inc. (a)	14,772	127,039
Plantronics Inc.	10,496	504,333

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Plexus Corp. (a)	8,440	$365,368
PLX Technology Inc. (a)	9,711	62,830
PMC-Sierra Inc. (a)	42,800	325,708
Polycom Inc. (a)	34,100	427,273
Power Integrations Inc.	7,589	436,671
PRGX Global Inc. (a)	7,431	47,484
Procera Networks Inc. (a)	5,444	54,930
Progress Software Corp. (a)	12,710	305,548
Proofpoint Inc. (a)	9,100	340,886
PROS Holdings Inc. (a)	5,800	153,352
Q2 Holdings Inc. (a)	2,449	34,923
QAD Inc. Class A	1,458	31,085
QLIK Technologies Inc. (a)	22,039	498,522
QLogic Corp. (a)	21,160	213,504
Qualys Inc. (a)	5,000	128,350
Quantum Corp. (a)	52,795	64,410
QuickLogic Corp. (a)	13,600	70,312
QuinStreet Inc. (a)	8,298	45,722
Rally Software Development Corp. (a)	6,100	66,429
Rambus Inc. (a)	27,958	399,799
RealD Inc. (a)	9,872	125,967
Realnetworks Inc. (a)	5,369	40,965
RealPage Inc. (a)	12,816	288,104
Reis Inc.	2,100	44,268
RF Micro Devices Inc. (a)	71,231	683,105
Rocket Fuel Inc. (a)	4,550	141,460
Rofin-Sinar Technologies Inc. (a)	6,934	166,693
Rogers Corp. (a)	4,427	293,731
Rosetta Stone Inc. (a)	5,189	50,437
Rubicon Project Inc., The (a)	1,930	24,781
Rubicon Technology Inc. (a)	6,774	59,272
Ruckus Wireless Inc. (a)	16,000	190,560
Rudolph Technologies Inc. (a)	8,817	87,112
Sanmina Corp. (a)	20,326	463,026
Sapiens International Corp. NV (a)	6,300	50,400
Sapient Corp. (a)	28,108	456,755
ScanSource Inc. (a)	6,978	265,722
Science Applications International Corp.	10,400	459,264
SciQuest Inc. (a)	6,754	119,478
SeaChange International Inc. (a)	8,200	65,682
Semtech Corp. (a)	16,549	432,756
ServiceSource International Inc. (a)	17,159	99,522
ShoreTel Inc. (a)	14,639	95,446
Shutterstock Inc. (a)	3,800	315,324
Silicon Graphics International Corp. (a)	8,400	80,808
Silicon Image Inc. (a)	19,073	96,128
Silicon Laboratories Inc. (a)	10,700	526,975
Silver Spring Networks Inc. (a)	8,700	115,971
Sonus Networks Inc. (a)	60,605	217,572
Spansion Inc. Class A (a)	14,969	315,397
Speed Commerce Inc. (a)	12,600	47,124
SPS Commerce Inc. (a)	3,925	248,021
SS&C Technologies Holdings Inc. (a)	16,817	743,648
Stamps.com Inc. (a)	3,640	122,632

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Super Micro Computer Inc. (a)	8,707	$220,026
Sykes Enterprises Inc. (a)	9,935	215,888
Synaptics Inc. (a)	8,924	808,871
Synchronoss Technologies Inc. (a)	8,700	304,152
SYNNEX Corp. (a)	7,005	510,314
Syntel Inc. (a)	3,877	333,267
Take-Two Interactive Software Inc. (a)	24,500	544,880
Tangoe Inc. (a)	9,518	143,341
TechTarget (a)	4,626	40,801
TeleCommunication Systems Inc. Class A (a)	11,900	39,151
TeleNav Inc. (a)	6,808	38,738
TeleTech Holdings Inc. (a)	4,305	124,802
TESSCO Technologies Inc.	1,400	44,422
Tessera Technologies Inc.	13,272	293,046
Textura Corp. (a)	4,603	108,815
TiVo Inc. (a)	28,393	366,554
Travelzoo Inc. (a)	2,100	40,635
Tremor Video Inc. (a)	8,700	41,064
TriQuint Semiconductor Inc. (a)	42,615	673,743
TrueCar Inc. (a)	1,902	28,112
Trulia Inc. (a)	9,169	434,427
TTM Technologies Inc. (a)	13,560	111,192
Tyler Technologies Inc. (a)	8,190	747,010
Ubiquiti Networks Inc. (a)	7,346	331,966
Ultimate Software Group Inc., The (a)	6,955	960,972
Ultra Clean Holdings Inc. (a)	7,523	68,083
Ultratech Inc. (a)	6,879	152,576
Unisys Corp. (a)	12,638	312,664
Universal Display Corp. (a)	10,098	324,146
Unwired Planet Inc. (a)	23,012	51,317
Varonis Systems Inc. (a)	1,367	39,657
VASCO Data Security International Inc. (a)	6,902	80,063
Veeco Instruments Inc. (a)	9,833	366,378
Verint Systems Inc. (a)	13,377	656,142
ViaSat Inc. (a)	10,199	591,134
Viasystems Group Inc. (a)	1,056	11,500
Violin Memory Inc. (a)	19,777	87,612
Virnetx Holding Corp. (a)	10,627	187,141
Virtusa Corp. (a)	6,428	230,122
Vishay Precision Group Inc. (a)	3,021	49,726
VistaPrint NV (a)	8,334	337,194
Vitesse Semiconductor Corp. (a)	11,800	40,710
Vringo Inc. (a)	16,700	57,114
Web.com Group Inc. (a)	12,757	368,295
WebMD Health Corp. (a)	9,582	462,811
WEX Inc. (a)	9,598	1,007,502
Wix.com Ltd. (a)	3,400	67,456
Xcerra Corp. (a)	12,296	111,894
XO Group Inc. (a)	6,900	84,318
Xoom Corp. (a)	7,626	201,021
YuMe Inc. (a)	4,443	26,214
Zendesk Inc. (a)	2,776	48,247

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Zix Corp. (a)	13,200	$45,144

		77,577,041

Materials (4.98%)
A. Schulman Inc.	7,347	284,329
Advanced Emissions Solutions Inc. (a)	5,600	128,408
AEP Industries Inc. (a)	1,100	38,360
AK Steel Holding Corp. (a)	34,300	273,028
Allied Nevada Gold Corp. (a)	25,800	97,008
AM Castle & Co. (a)	4,189	46,247
American Vanguard Corp.	7,413	98,000
Ampco-Pittsburgh Corp.	2,200	50,468
Axiall Corp.	17,282	816,920
Balchem Corp.	7,588	406,413
Berry Plastics Group Inc. (a)	22,200	572,760
Boise Cascade Co. (a)	9,798	280,615
Calgon Carbon Corp. (a)	13,140	293,416
Century Aluminum Co. (a)	12,700	199,136
Chase Corp.	1,554	53,054
Chemtura Corp. (a)	23,725	619,934
Clearwater Paper Corp. (a)	5,076	313,291
Coeur Mining Inc. (a)	25,446	233,594
Commercial Metals Co.	29,100	503,721
Deltic Timber Corp.	2,765	167,061
Ferro Corp. (a)	18,024	226,381
Flotek Industries Inc. (a)	13,328	428,628
FutureFuel Corp.	5,373	89,138
Globe Specialty Metals Inc.	15,805	328,428
Gold Resource Corp.	8,473	42,873
Graphic Packaging Holding Co. (a)	80,810	945,477
Handy & Harman Ltd. (a)	1,048	28,055
Hawkins Inc.	2,665	98,978
Haynes International Inc.	3,100	175,429
HB Fuller Co.	12,354	594,227
Headwaters Inc. (a)	18,276	253,854
Hecla Mining Co.	86,161	297,255
Horsehead Holding Corp. (a)	12,829	234,258
Innophos Holdings Inc.	5,511	317,268
Innospec Inc.	6,049	261,135
Intrepid Potash Inc. (a)	13,600	227,936
Kaiser Aluminum Corp.	4,500	327,915
Kapstone Paper and Packaging Corp. (a)	20,746	687,315
KMG Chemicals Inc.	2,601	46,766
Koppers Holdings Inc.	5,019	191,977
Kraton Performance Polymers Inc. (a)	7,914	177,194
Kronos Worldwide Inc.	5,200	81,484
Landec Corp. (a)	6,700	83,683
Louisiana-Pacific Corp. (a)	34,610	519,842
LSB Industries Inc. (a)	4,700	195,849
Marrone Bio Innovations Inc. (a)	2,756	32,025
Materion Corp.	4,952	183,174
Minerals Technologies Inc.	8,484	556,381
Molycorp Inc. (a)	44,927	115,462
Myers Industries Inc.	6,945	139,525
Neenah Paper Inc.	4,153	220,732

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Noranda Aluminum Holding Corp.	11,504	$40,609
Olin Corp.	19,419	522,759
Olympic Steel Inc.	2,300	56,925
OM Group Inc.	7,891	255,905
Omnova Solutions Inc. (a)	11,758	106,880
P. H. Glatfelter Co.	10,796	286,418
PolyOne Corp.	23,204	977,817
Quaker Chemical Corp.	3,300	253,407
Rentech Inc. (a)	56,994	147,614
Resolute Forest Products (a)	16,101	270,175
RTI International Metals Inc. (a)	7,570	201,286
Schnitzer Steel Industries Inc. Class A	6,432	167,682
Schweitzer-Mauduit International Inc.	7,548	329,546
Senomyx Inc. (a)	10,500	90,825
Sensient Technologies Corp.	12,253	682,737
Stepan Co.	4,846	256,160
Stillwater Mining Co. (a)	29,622	519,866
SunCoke Energy Inc. (a)	17,290	371,735
Taminco Corp. (a)	7,000	162,820
Texas Industries Inc. (a)	5,553	512,875
Trecora Resources (a)	5,000	59,200
Tredegar Corp.	5,899	138,096
Tronox Ltd. Class A	15,204	408,988
UFP Technologies Inc. (a)	1,400	33,726
United States Lime & Minerals Inc.	414	26,827
Universal Stainless & Alloy Products Inc. (a)	1,524	49,500
US Concrete Inc. (a)	3,400	84,150
US Silica Holdings Inc.	13,300	737,352
Walter Energy Inc.	16,200	88,290
Wausau Paper Corp.	10,426	112,809
Worthington Industries Inc.	12,696	546,436
Zep Inc.	5,831	102,975

		22,186,797

Telecommunication Services (0.77%)
8x8 Inc. (a)	22,529	182,034
Atlantic Tele-Network Inc.	2,249	130,443
Boingo Wireless Inc. (a)	5,710	38,999
Cbeyond Inc. (a)	7,000	69,650
Cincinnati Bell Inc. (a)	52,985	208,231
Cogent Communications Holdings Inc.	11,500	397,325
Consolidated Communications Holdings Inc.	10,142	225,558
Enventis Corp.	3,244	51,385
FairPoint Communications Inc. (a)	5,294	73,957
General Communication Inc. Class A (a)	8,782	97,305
Globalstar Inc. (a)	67,900	288,575
Hawaiian Telcom Holdco Inc. (a)	2,600	74,386
IDT Corp. Class B	4,305	74,993
inContact Inc. (a)	14,920	137,115
Inteliquent Inc.	7,900	109,573
Intelsat SA (a)	6,700	126,228
Iridium Communications Inc. (a)	19,815	167,635

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	$30,151
Lumos Networks Corp.	4,650	67,286
magicJack VocalTec Ltd. (a)	4,600	69,552
NTELOS Holdings Corp.	3,750	46,725
Orbcomm Inc. (a)	11,690	77,037
Premiere Global Services Inc. (a)	11,940	159,399
RingCentral Inc. Class A (a)	6,927	104,806
Shenandoah Telecommunications Co.	6,038	183,917
USA Mobility Inc.	5,566	85,716
Vonage Holdings Corp. (a)	43,379	162,671

		3,440,652

Utilities (3.29%)
ALLETE Inc.	10,457	536,968
American States Water Co.	9,456	314,223
Artesian Resources Corp. Class A	1,786	40,149
Atlantic Power Corp.	28,644	117,440
Avista Corp.	14,906	499,649
Black Hills Corp.	11,089	680,754
California Water Service Group	11,782	285,124
Chesapeake Utilities Corp.	2,308	164,630
Cleco Corp.	14,980	883,071
Connecticut Water Service Inc.	2,624	88,875
Dynegy Inc. (a)	24,853	864,884
El Paso Electric Co.	9,932	399,366
Empire District Electric Co., The	10,730	275,546
Idacorp Inc.	12,455	720,273
Laclede Group Inc., The	8,054	391,022
MGE Energy Inc.	8,439	333,425
Middlesex Water Co.	3,953	83,725
New Jersey Resources Corp.	10,362	592,292
Northwest Natural Gas Co.	6,775	319,441
NorthWestern Corp.	9,611	501,598
NRG Yield Inc. Class A	4,960	258,168
ONE Gas Inc.	12,900	486,975
Ormat Technologies Inc.	4,405	126,996
Otter Tail Corp.	9,036	273,700
Pattern Energy Group Inc.	9,783	323,915
Piedmont Natural Gas Company Inc.	19,237	719,656
PNM Resources Inc.	19,677	577,126
Portland General Electric Co.	19,366	671,419
SJW Corp.	3,948	107,386
South Jersey Industries Inc.	8,098	489,200
Southwest Gas Corp.	11,523	608,299
UIL Holdings Corp.	13,986	541,398
Unitil Corp.	3,398	114,954
UNS Energy Corp.	10,350	625,244
WGL Holdings Inc.	12,852	553,921
York Water Co.	3,400	70,788

		14,641,600

Total Common Stocks
(cost $309,946,558)		434,342,457

	Shares	Value
Short-term Investments (2.12%)
JPMorgan U.S. Government Money Market Fund	8,683,546	$8,683,546

	Principal amount	Value
U.S. Treasury Bill (c) 0.040%, 10/02/2014	$775,000	$774,920

Total Short-term Investments
(cost $9,458,466)		9,458,466

TOTAL INVESTMENTS (99.69%)
(cost $319,405,024)		443,800,923
OTHER ASSETS, NET OF LIABILITIES (0.31%)		1,359,115

NET ASSETS (100.00%)		$445,160,038

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	91	September 2014	$10,603,227	$10,831,730	$228,503

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.33%)
Australia (7.58%)
AGL Energy Ltd.	11,392	$166,284
ALS Ltd.	7,007	58,540
Alumina Ltd. (a)	46,649	59,383
Amcor Ltd.	24,037	236,403
AMP Ltd.	58,084	290,283
APA Group	17,297	112,377
Asciano Ltd.	20,069	106,542
ASX Ltd.	3,694	124,143
Aurizon Holdings Ltd.	41,374	194,288
Australia & New Zealand Banking Group Ltd.	54,166	1,702,868
Bank of Queensland Ltd.	6,978	80,209
Bendigo and Adelaide Bank Ltd.	9,322	107,240
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	63,404	2,146,345
Boral Ltd.	15,035	74,431
Brambles Ltd.	30,538	264,633
Caltex Australia Ltd.	2,519	51,235
CFS Retail Property Trust	40,983	78,836
Coca-Cola Amatil Ltd.	11,437	102,022
Cochlear Ltd.	1,045	60,798
Commonwealth Bank of Australia	31,749	2,421,362
Computershare Ltd.	9,303	109,478
Crown Resorts Ltd.	7,339	104,635
CSL Ltd.	9,519	597,349
Dexus Property Group	110,271	115,418
Federation Centres	28,374	66,621
Flight Centre Travel Group Ltd.	1,064	44,597
Fortescue Metals Group Ltd.	29,472	120,889
Goodman Group	35,388	168,514
GPT Group	33,165	120,088
Harvey Norman Holdings Ltd.	10,827	31,649
Iluka Resources Ltd.	7,836	60,072
Incitec Pivot Ltd.	31,491	86,114
Insurance Australia Group Ltd.	46,148	254,129
James Hardie Industries PLC	8,768	114,426
Leighton Holdings Ltd.	2,074	38,586
Lend Lease Corp. Ltd.	11,207	138,542
Macquarie Group Ltd.	5,669	318,757
Metcash Ltd.	16,100	40,079
Mirvac Group	69,814	117,508
National Australia Bank Ltd.	46,458	1,436,012
Newcrest Mining Ltd. (a)	14,606	144,889
Orica Ltd.	7,280	133,724
Origin Energy Ltd.	21,755	299,913
Qantas Airways Ltd. (a)	21,256	25,255
QBE Insurance Group Ltd.	24,654	252,700
Ramsay Health Care Ltd.	2,666	114,383
REA Group Ltd.	1,046	42,126
Rio Tinto Ltd.	8,685	485,720
Santos Ltd.	19,521	262,488
Scentre Group (a)	100,963	304,650
Seek Ltd.	6,039	90,257
Sonic Healthcare Ltd.	7,802	127,495
SP Ausnet	36,169	45,190
Stockland	46,929	171,697

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	25,618	$327,079
Sydney Airport	21,660	86,190
Tabcorp Holding Ltd.	13,306	42,158
Tatts Group Ltd.	27,358	84,357
Telstra Corp. Ltd.	85,770	421,368
Toll Holdings Ltd.	12,395	59,608
TPG Telecom Ltd.	5,799	30,130
Transurban Group	35,229	245,490
Treasury Wine Estates Ltd.	12,793	60,436
Wesfarmers Ltd.	22,551	889,705
Westfield Corp.	38,797	261,573
Westpac Banking Corp.	61,350	1,959,957
Woodside Petroleum Ltd.	13,133	508,601
Woolworths Ltd.	24,549	815,289
WorleyParsons Ltd.	3,949	64,830

		20,878,943

Austria (0.26%)
Andritz AG	1,337	77,272
Erste Group Bank AG	5,603	181,205
Immoeast AG Interim Shares (a) (b)	8,216	0
Immofinanz AG	17,968	63,477
Immofinanz AG Interim Shares (a) (b)	7,204	0
OMV AG	2,874	129,869
Raiffeisen Bank International AG	2,187	69,820
Telekom Austria AG	4,524	44,232
Vienna Insurance Group AG	730	39,074
VoestAlpine AG	2,100	99,935

		704,884

Belgium (1.18%)
Ageas	4,222	168,435
Anheuser-Busch InBev NV	15,830	1,818,618
Belgacom SA	2,887	95,805
Colruyt SA	1,360	69,089
Delhaize Group	2,028	137,215
Groupe Bruxelles Lambert SA	1,544	160,447
KBC GROEP NV (a)	4,911	267,304
Solvay SA	1,132	194,841
Telenet Group Holding NV (a)	1,033	58,865
UCB SA	2,188	185,244
Umicore SA	2,161	100,401

		3,256,264

Denmark (1.46%)
A P Moller-Maersk A/S Class A	55	129,398
A P Moller-Maersk A/S Class B	129	320,554
Carlsberg A/S Class B	2,103	226,527
Coloplast A/S Class B	2,197	198,684
Danske Bank A/S	12,923	365,272
DSV A/S	3,621	118,043
Novo Nordisk A/S Class B	39,190	1,803,725
Novozymes A/S B Shares	4,745	237,997
Pandora A/S	2,069	158,647
TDC A/S	16,066	166,271

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	409	$41,314
Vestas Wind Systems A/S (a)	4,440	224,004
William Demant Holding A/S (a)	438	39,771

		4,030,207

Finland (0.83%)
Elisa OYJ	2,608	79,779
Fortum OYJ	8,659	232,518
Kone Corp. OYJ Class B	6,056	252,755
Metso OYJ	2,272	86,083
Neste Oil OYJ	2,575	50,245
Nokia OYJ	72,963	552,493
Nokian Renkaat OYJ	2,334	91,084
Orion OYJ Class B	1,774	66,145
Sampo OYJ A Shares	8,712	440,789
Stora Enso OYJ R Shares	10,571	102,916
UPM-Kymmene OYJ	10,600	181,142
Wartsila OYJ Class B	2,974	147,499

		2,283,448

France (9.62%)
Accor SA	3,494	181,757
Aeroports de Paris (ADP)	540	71,147
Air Liquide SA	6,757	912,283
Airbus Group NV	11,595	777,022
Alcatel-Lucent (a)	54,116	193,256
Alstom SA	4,151	151,336
Arkema	1,153	112,221
AtoS	1,510	125,795
AXA SA	35,776	855,087
BNP Paribas SA	20,876	1,416,269
Bollore	111	72,044
Bouygues SA	3,814	158,712
Bureau Veritas SA	4,176	115,908
Cap Gemini SA	2,910	207,601
Carrefour SA	12,151	448,238
Casino Guichard Perrachon SA	1,133	150,224
Christian Dior SA	1,057	210,300
Cie Generale des Etablissements Michelin Class B	3,648	435,882
CNP Assurances	3,501	72,676
Compagnie de Saint-Gobain	8,869	500,407
Credit Agricole SA	20,167	284,431
Danone	11,204	832,131
Dassault Systemes SA	1,247	160,438
Edenred	3,893	118,048
Electricite de France	4,698	147,958
Essilor International SA	4,039	428,345
Eurazeo SA	702	58,396
Eutelsat Communications	3,177	110,388
Fonciere des Regions	549	59,523
GDF Suez	28,516	785,039
Gecina SA	421	61,395
Groupe Eurotunnel SA	9,570	129,430
ICADE	665	71,299
Iliad SA	498	150,532

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Imerys SA	652	$54,942
JC Decaux SA	1,333	49,739
Kering	1,474	323,239
Klepierre	1,904	97,025
Lafarge SA	3,633	315,394
Lagardere SCA	2,491	81,129
Legrand SA	5,191	317,623
L’Oreal SA	4,725	814,242
LVMH Moet Hennessy Louis Vuitton SA	5,501	1,060,579
Natixis	17,894	114,720
Orange	36,581	577,292
Pernod Ricard SA	4,158	499,324
Peugeot SA (a)	7,610	112,488
Publicis Groupe	3,574	303,127
Remy Cointreau SA	484	44,530
Renault SA	3,745	338,604
Rexel SA	5,158	120,633
Safran SA	5,252	343,865
Sanofi	23,466	2,492,801
Schneider Electric SE (London)	324	30,501
Schneider Electric SE (Paris)	9,987	940,170
SCOR SE	3,043	104,670
SES	5,989	227,160
Societe BIC SA	554	75,799
Societe Generale	14,215	744,618
Sodexo	1,861	200,166
STMicroelectronics NV	12,439	111,598
Suez Environnement Co.	5,216	99,849
Technip SA	1,994	218,130
Thales SA	1,852	112,025
Total SA	42,155	3,046,612
Valeo SA	1,461	196,243
Vallourec SA	2,083	93,283
Veolia Environnement	8,283	157,823
Vinci SA	9,599	717,658
Vivendi	23,502	575,080
Wendel	630	90,234
Zodiac Aerospace	3,803	128,728

		26,497,161

Germany (8.45%)
Adidas AG	4,096	414,872
Allianz SE Reg.	8,967	1,494,295
Axel Springer SE	771	47,455
BASF SE	18,102	2,107,645
Bayer AG	16,283	2,299,865
Bayerische Motoren Werke (BMW) AG	6,524	827,404
Beiersdorf AG	1,985	192,085
Brenntag AG	989	176,728
Celesio AG (a)	858	30,546
Commerzbank Ag (a)	18,686	293,736
Continental AG	2,144	496,587
Daimler AG Registered Shares	18,976	1,777,295
Deutsche Bank AG Reg.	27,156	955,461
Deutsche Boerse AG	3,803	295,158

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Lufthansa AG Reg.	4,325	$92,860
Deutsche Post AG	19,097	690,609
Deutsche Telekom AG	61,320	1,074,758
Deutsche Wohnen AG	5,608	120,945
E.ON SE	39,437	814,337
Fraport AG	731	51,649
Fresenius Medical Care AG & Co. KGaA	4,245	285,344
Fresenius SE & Co. KGaA	2,467	367,871
GEA Group AG	3,557	168,425
Hannover Rueck SE	1,171	105,523
HeidelbergCement AG	2,829	241,451
Henkel AG & Co. KGaA	2,301	231,581
Hochtief AG	478	41,373
Hugo Boss AG	617	92,216
Infineon Technologies AG	22,817	285,220
K+S AG Reg.	3,443	113,219
Lanxess AG	1,841	124,267
Linde AG	3,627	771,290
MAN AG	691	85,393
Merck KGaA	2,546	220,993
Metro AG (a)	3,236	141,040
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,532	783,008
Osram Licht AG (a)	1,810	91,293
ProsiebenSat.1 Media AG Reg.	4,294	191,298
QIAGEN NV (a)	4,488	108,774
RTL Group SA	744	82,764
RWE AG	9,580	411,443
SAP AG	18,217	1,406,872
Siemens AG Reg.	15,631	2,064,371
Sky Deutschland AG (a)	8,514	78,437
Telefonica Deutschland Holding AG	5,205	43,041
ThyssenKrupp AG (a)	8,945	260,768
United Internet AG Reg.	2,182	96,133
Volkswagen AG	573	148,134

		23,295,832

Hong Kong (2.77%)
AIA Group Ltd.	237,642	1,195,815
ASM Pacific Technology Ltd.	4,692	51,246
Bank of East Asia Ltd.	23,818	98,801
BOC Hong Kong Holdings Ltd.	74,000	214,350
Cathay Pacific Airways Ltd.	23,494	43,894
Cheung Kong Holdings Ltd.	27,191	482,045
Cheung Kong Infrastructure Holdings Ltd.	11,611	80,374
CLP Holdings Ltd.	37,505	306,799
First Pacific Company Ltd.	44,353	49,902
Galaxy Entertainment Group Ltd.	45,880	365,837
Hang Lung Properties Ltd.	45,000	138,767
Hang Seng Bank Ltd.	14,943	244,667
Henderson Land Development Co. Ltd.	20,769	121,660
HKT Trust and HKT Ltd.	45,000	52,778
HKT Trust and HKT Ltd. Rights (a) (b)	8,100	2,351

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong & China Gas Co. Ltd.	123,290	$270,110
Hong Kong Exchanges & Clearing Ltd.	21,704	404,374
Hutchison Whampoa Ltd.	41,700	569,781
Hysan Development Co. Ltd.	11,916	55,964
Kerry Properties Ltd.	12,328	43,106
Li & Fung Ltd.	115,240	170,992
Link REIT, The	45,762	246,216
MGM China Holdings Ltd.	17,454	60,692
MTR Corporation Ltd.	29,688	114,532
New World Development Company Ltd.	97,228	110,646
NWS Holdings Ltd.	29,004	53,814
PCCW Ltd.	83,704	49,896
Power Assets Holdings Ltd.	27,482	240,765
Sands China Ltd.	47,972	363,640
Shangri-La Asia Ltd.	26,974	42,390
Sino Land Co. Ltd.	57,605	94,542
SJM Holdings Ltd.	38,022	95,075
Sun Hung Kai Properties Ltd.	32,099	440,665
Swire Pacific Ltd. Class A	12,321	151,580
Swire Properties Ltd.	23,996	70,127
Techtronic Industries Company Ltd.	27,499	88,170
Wharf Holdings Ltd.	29,700	214,595
Wheelock and Co. Ltd.	18,104	76,150
Wynn Macau Ltd.	29,936	117,807
Yue Yuen Industrial Holdings Ltd.	14,000	47,417

		7,642,332

Ireland (0.29%)
Bank of Ireland (a)	481,767	162,942
CRH PLC (Dublin)	14,295	366,820
Kerry Group PLC Class A (Dublin)	3,168	237,936
Ryanair Holdings PLC (a)	3,431	32,464

		800,162

Israel (0.50%)
Bank Hapoalim B.M.	20,381	117,837
Bank Leumi Le-Israel (a)	25,021	97,634
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	70,860
Delek Group Ltd.	78	32,277
Israel Chemicals Ltd.	8,329	71,360
Israel Corporation Ltd., The (a)	51	29,057
Mizrahi Tefahot Bank Ltd.	2,374	30,703
NICE Systems Ltd.	1,126	46,005
Teva Pharmaceutical Industries Ltd.	16,882	892,436

		1,388,169

Italy (2.55%)
Assicurazioni Generali SpA	23,044	505,182
Atlantia SpA	8,259	235,454
Banca Monte dei Paschi di Siena SpA (a)	87,165	168,887
Banco Popolare Societa Cooperativa (a)	6,559	108,044
CNH Industrial NV	18,520	190,196

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Enel Green Power SpA	33,575	$95,075
Enel SpA	129,929	756,837
Eni SpA	50,110	1,370,940
EXOR SpA	1,835	75,355
Fiat SpA (a)	16,868	166,532
Finmeccanica SpA (a)	7,705	73,273
Intesa Sanpaolo	230,115	710,858
Intesa Sanpaolo RSP	19,708	52,407
Luxottica Group SpA	3,253	188,285
Mediobanca SpA (a)	12,236	121,975
Pirelli & C. SpA	4,694	75,330
Prysmian SpA	3,927	88,724
Saipem SpA (a)	5,291	142,726
Snam SpA	40,102	241,611
Telecom Italia RNC SpA	120,735	119,280
Telecom Italia SpA (a)	196,781	249,243
Tenaris SA	9,273	218,397
Terna - Rete Elettrica Nationale SpA	29,629	156,279
UBI Banca - Unione di Banche Italiane ScpA	16,217	140,342
UniCredit SpA	87,205	730,191
UnipolSai SpA	17,077	54,905

		7,036,328

Japan (19.82%)
ABC-Mart Inc.	500	26,748
ACOM Co. Ltd. (a)	6,600	31,402
Advantest Corp.	2,800	34,604
Aeon Co. Ltd.	13,000	159,893
Aeon Credit Service Co. Ltd.	2,300	60,142
Aeon Mall Co. Ltd.	2,100	55,327
Air Water Inc.	2,769	44,280
Aisin Seiki Co. Ltd.	3,800	151,167
Ajinomoto Co. Inc.	12,000	188,105
Alfresa Holdings Corp.	900	58,013
All Nippon Airways Co. Ltd.	21,000	49,543
Amada Co. Ltd.	7,000	71,171
Aozora Bank Ltd.	25,000	82,178
Asahi Glass Co. Ltd.	19,000	111,969
Asahi Group Holdings Ltd.	7,800	244,845
Asahi Kasei Corp.	26,000	198,904
ASICS Corp.	3,000	69,977
Astellas Pharma Inc.	42,500	558,388
Bandai Namco Holdings Inc.	3,700	86,633
Bank of Kyoto Ltd., The	6,000	54,548
Bank of Yokohama Ltd., The	23,000	132,363
Benesse Holdings Inc.	1,300	56,399
Bridgestone Corp.	12,800	447,915
Brother Industries Ltd.	4,300	74,493
CALBEE Inc.	1,600	44,128
Canon Inc.	22,300	725,540
Casio Computer Co. Ltd.	4,400	63,847
Central Japan Railway Co.	2,800	399,388
Chiba Bank Ltd., The	14,000	98,811
Chiyoda Corp.	3,077	37,268
Chubu Electric Power Co. Inc. (a)	12,700	157,833

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugai Pharmaceutical Co. Ltd.	4,300	$121,184
Chugoku Bank Ltd., The	3,000	46,138
Chugoku Electric Power Company Inc., The	5,500	75,031
Citizen Holdings Co. Ltd.	4,800	37,668
Credit Saison Co. Ltd.	2,800	58,264
Dai Nippon Printing Co. Ltd.	11,000	114,881
Daicel Chemical Industries Ltd.	5,000	47,777
Daido Steel Co. Ltd.	5,000	25,566
Daihatsu Motor Co. Ltd.	3,700	65,779
Dai-ichi Life Insurance Company Ltd.	17,000	253,225
Daiichi Sankyo Co. Ltd.	12,840	239,550
Daikin Industries Ltd.	4,600	290,244
Daito Trust Construction Co. Ltd.	1,400	164,592
Daiwa House Industry Co. Ltd.	12,000	248,754
Daiwa Securities Group Inc.	33,000	285,682
DeNA Co. Ltd.	1,900	25,695
Denso Corp.	9,700	462,953
Dentsu Inc.	4,216	171,670
Don Quijote Holdings Co. Ltd.	1,200	66,927
East Japan Railway Co.	6,613	520,854
Eisai Co. Ltd.	5,200	217,845
Electric Power Development Co. Ltd.	2,100	68,200
FamilyMart Co. Ltd.	1,100	47,396
Fanuc Corp.	3,800	655,308
Fast Retailing Co. Ltd.	1,000	329,006
Fuji Electric Co. Ltd.	10,000	47,382
Fuji Heavy Industries Ltd.	11,500	318,420
FUJIFILM Holdings Corp.	9,200	256,552
Fujitsu Ltd.	36,000	269,720
Fukuoka Financial Group Inc.	15,000	72,405
Gree Inc. (a)	1,779	15,594
GungHo Online Entertainment Inc.	8,300	53,583
Gunma Bank Ltd.	7,000	41,390
Hachijuni Bank Ltd., The	7,549	46,722
Hakuhodo DY Holdings Inc.	4,000	39,722
Hamamatsu Photonics KK	1,293	63,434
Hankyu Hanshin Holdings Inc.	24,000	136,933
Hikari Tsushin Inc.	400	30,206
Hino Motors Ltd.	5,000	68,851
Hirose Electric Co. Ltd.	600	89,137
Hiroshima Bank Ltd., The	9,000	42,999
Hisamitsu Pharmaceutical Co. Inc.	1,100	49,188
Hitachi Chemical Co. Ltd.	1,900	31,434
Hitachi Construction Machinery Co. Ltd.	2,100	41,832
Hitachi High-Technologies Corp.	1,200	28,547
Hitachi Ltd.	96,000	703,144
Hitachi Metals Ltd.	4,000	60,570
Hokuhoku Financial Group Inc.	22,000	46,908
Hokuriku Electric Power Co.	3,100	41,097
Honda Motor Co. Ltd.	32,200	1,124,243
Hoya Corp.	8,600	285,747
Hulic Company Ltd.	4,600	60,619
Ibiden Co. Ltd.	2,300	46,316
Idemitsu Kosan Co. Ltd.	1,600	34,762

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
IHI Corp.	25,000	$116,480
Iida Group Holdings Co. Ltd.	3,300	50,133
INPEX Corp.	17,200	261,468
Isetan Mitsukoshi Holdings Ltd.	6,440	83,913
Isuzu Motors Ltd.	24,000	158,729
Itochu Corp.	29,600	380,135
Itochu Techno-Solutions Corp.	500	21,741
Iyo Bank Ltd., The	5,000	50,540
J. Front Retailing Co. Ltd.	9,600	67,377
Japan Airlines Co. Ltd.	1,100	60,806
Japan Display Inc. (a)	7,400	45,435
Japan Exchange Group Inc.	5,000	123,143
Japan Prime Realty Investment Corp.	15	53,823
Japan Real Estate Investment Corp.	24	139,776
Japan Retail Fund Investment Corp.	45	101,189
Japan Tobacco Inc.	21,500	783,767
JFE Holdings Inc.	9,700	200,214
JGC Corp.	4,000	121,534
Joyo Bank Ltd., The	12,000	63,965
JSR Corp.	3,300	56,615
JTEKT Corp.	4,000	67,400
JX Holdings Inc.	44,100	235,943
Kajima Corp.	18,000	79,601
Kakaku.com Inc.	2,900	50,812
Kamigumi Co. Ltd.	4,000	36,800
Kaneka Corp.	5,000	31,292
Kansai Electric Power Company Inc., The (a)	14,100	132,920
Kansai Paint Co. Ltd.	5,000	83,560
Kao Corp.	10,200	401,435
Kawasaki Heavy Industries Ltd.	27,000	102,877
KDDI Corp.	11,500	701,431
Keikyu Corp.	9,000	80,845
Keio Corp.	11,000	86,432
Keisei Electric Railway Co. Ltd.	5,000	49,800
Keyence Corp.	870	379,543
Kikkoman Corp.	3,000	62,485
Kintetsu Corp.	35,000	127,486
Kirin Holdings Co. Ltd.	16,500	238,285
Kobe Steel Ltd.	61,000	91,526
Koito Manufacturing Company Ltd.	1,924	49,285
Komatsu Ltd.	18,400	427,193
Konami Corp.	2,000	44,203
Konica Minolta Holdings Inc.	9,000	88,929
Kubota Corp.	22,000	311,850
Kuraray Co. Ltd.	6,600	83,652
Kurita Water Industries Ltd.	2,000	46,335
Kyocera Corp.	6,200	294,256
Kyowa Hakko Kirin Co. Ltd.	5,000	67,667
Kyushu Electric Power Co. Inc. (a)	8,300	93,483
Lawson Inc.	1,300	97,527
LIXIL Group Corp.	5,100	137,638
M3 Inc.	4,000	63,649
Mabuchi Motor Co. Ltd.	500	37,905
Makita Corp.	2,400	148,305
Marubeni Corp.	33,000	241,380

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marui Group Co. Ltd.	4,400	$42,260
Maruichi Steel Tube Ltd.	1,000	26,850
Mazda Motor Corp.	54,000	253,196
McDonald’s Holdings Company Ltd. (Japan)	1,300	36,509
MEDIPAL HOLDINGS CORP.	2,500	35,438
MEIJI Holdings Company Ltd.	1,168	77,363
Miraca Holdings Inc.	1,090	52,830
Mitsubishi Chemical Holdings Corp.	29,400	130,306
Mitsubishi Corp.	27,900	580,280
Mitsubishi Electric Corp.	39,000	481,220
Mitsubishi Estate Company Ltd.	25,000	617,196
Mitsubishi Gas Chemical Co. Inc.	7,000	44,776
Mitsubishi Heavy Industries Ltd.	60,000	374,315
Mitsubishi Logistics Corp.	3,000	44,924
Mitsubishi Materials Corp.	21,000	73,590
Mitsubishi Motors Corp.	13,000	143,468
Mitsubishi Tanabe Pharma Corp.	4,300	64,391
Mitsubishi UFJ Financial Group Inc.	251,700	1,542,922
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	54,578
Mitsui & Co. Ltd.	34,200	548,253
Mitsui Chemicals Inc.	15,000	41,015
Mitsui Fudosan Co. Ltd.	18,000	606,959
Mitsui OSK Lines Ltd.	21,000	78,150
Mizuho Financial Group Inc.	455,029	934,268
MS&AD Insurance Group Holdings Inc.	9,900	239,132
Murata Manufacturing Co. Ltd.	4,000	374,355
Nabtesco Corp.	2,045	45,218
Nagoya Railroad Co. Ltd.	18,000	71,783
NEC Corp.	52,000	165,796
Nexon Co. Ltd.	2,000	19,091
NGK Insulators Ltd.	5,000	113,519
NGK Spark Plug Co. Ltd.	4,000	112,847
NH Foods Ltd.	4,000	78,140
NHK Spring Co. Ltd.	3,000	28,133
Nidec Corp.	4,000	245,437
Nikon Corp.	7,000	110,212
Nintendo Co. Ltd.	2,100	251,345
Nippon Building Fund Inc.	28	163,625
Nippon Electric Glass Co. Ltd.	7,500	43,680
Nippon Express Co. Ltd.	16,000	77,548
Nippon Paint Co. Ltd.	4,000	84,655
Nippon Prologis REIT Inc.	25	58,289
Nippon Steel Corp.	152,000	486,136
Nippon Telegraph & Telephone Corp.	7,413	462,320
Nippon Yusen KK	31,000	89,354
Nissan Motor Co. Ltd.	48,700	461,978
Nisshin Seifun Group Inc.	3,600	42,963
Nissin Foods Holdings Co. Ltd.	1,100	56,572
Nitori Holdings Co. Ltd.	1,300	71,092
Nitto Denko Corp.	3,100	145,261
NKSJ Holdings Inc.	6,700	180,422
NOK Corp.	2,000	40,176
Nomura Holdings Inc.	72,100	510,298
Nomura Real Estate Holdings Inc.	2,300	43,523

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Research Institute Ltd.	2,400	$75,574
NSK Ltd.	9,000	117,003
NTT Data Corp.	2,600	99,837
NTT DoCoMo Inc.	30,400	519,745
NTT Urban Development Corp.	2,300	25,882
Obayashi Corp.	12,000	85,642
Odakyu Electric Railway Co. Ltd.	12,000	115,493
Oji Paper Co. Ltd.	16,000	65,861
Olympus Corp. (a)	4,800	165,362
Omron Corp.	4,000	168,600
Ono Pharmaceutical Co. Ltd.	1,600	140,882
Oracle Corp. Japan	700	30,611
Oriental Land Co. Ltd.	1,000	171,314
Orix Corp.	25,500	422,630
Osaka Gas Co. Ltd.	38,000	159,795
OTSUKA Corp.	900	43,621
Otsuka Holdings Co. Ltd.	7,931	245,825
Panasonic Corp.	43,000	523,785
Park24 Co. Ltd.	1,900	34,547
Rakuten Inc.	15,900	205,450
Resona Holdings Inc.	44,295	257,974
Ricoh Co. Ltd.	14,300	170,378
RINNAI Corp.	700	67,578
Rohm Co. Ltd.	1,800	103,233
Sankyo Co. Ltd.	1,000	38,448
Sanrio Co. Ltd.	800	23,241
Santen Pharmaceutical Co. Ltd.	1,400	78,772
SBI Holdings Inc.	4,000	48,961
Secom Co. Ltd.	4,100	250,521
Sega Sammy Holdings Inc.	3,426	67,401
Seiko Epson Corp.	2,500	106,362
Sekisui Chemical Co. Ltd.	8,000	92,631
Sekisui House Ltd.	11,200	153,564
Seven & I Holdings Co. Ltd.	14,780	622,684
Seven Bank Ltd.	11,000	44,953
Sharp Corp. (a)	31,000	99,452
Shikoku Electric Power Co. Inc. (a)	3,500	48,852
Shimadzu Corp.	4,000	36,681
Shimamura Co. Ltd.	400	39,327
Shimano Inc.	1,500	166,428
Shimizu Corp.	11,000	77,854
Shin-Etsu Chemical Co. Ltd.	8,100	492,373
Shinsei Bank Ltd.	31,000	69,770
Shionogi & Co. Ltd.	5,700	118,946
Shiseido Co. Ltd.	7,300	133,094
Shizuoka Bank Ltd., The	10,000	108,089
Showa Shell Sekiyu KK	3,400	38,630
SMC Corp.	1,100	294,368
Softbank Corp.	18,900	1,407,262
Sony Corp.	20,400	338,708
Sony Financial Holdings Inc.	3,200	54,584
Stanley Electric Co. Ltd.	2,800	72,995
Sumitomo Chemical Co. Ltd.	30,000	113,420
Sumitomo Corp.	22,100	298,433
Sumitomo Dainippon Pharma Co. Ltd.	3,000	34,500
Sumitomo Electric Industries Ltd.	15,400	216,623

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Heavy Industries Ltd.	10,000	$47,579
Sumitomo Metal Mining Co. Ltd.	10,000	162,381
Sumitomo Mitsui Financial Group Inc.	25,189	1,055,250
Sumitomo Mitsui Trust Holdings Inc.	65,000	297,073
Sumitomo Realty & Development Co. Ltd.	7,000	300,370
Sumitomo Rubber Industries Ltd.	3,100	44,738
Suntory Beverage & Food Ltd.	2,800	109,866
Suruga Bank Ltd.	4,000	77,627
Suzuken Co. Ltd.	1,280	47,634
Suzuki Motor Corp.	7,298	228,583
Sysmex Corp.	2,800	105,168
T&D Holdings Inc.	11,800	160,393
TAIHEIYO CEMENT CORP.	22,000	88,604
Taisei Corp.	22,000	121,830
Taisho Pharmaceutical Holdings Co. Ltd.	600	43,769
Taiyo Nippon Sanso Corp.	4,000	35,418
Takashimaya Co. Ltd.	5,000	48,517
Takeda Pharmaceutical Company Ltd.	15,500	718,963
TDK Corp.	2,300	107,843
Teijin Ltd.	18,000	45,131
Terumo Corp.	6,200	138,621
THK Co. Ltd.	2,200	51,859
Tobu Railway Co. Ltd.	19,000	99,403
Toho Co. Ltd.	2,200	51,599
Toho Gas Co. Ltd.	8,000	43,986
Tohoku Electric Power Co. Inc.	8,400	98,589
Tokio Marine Holdings Inc.	13,700	450,604
Tokyo Electric Power Company Inc. (a)	29,200	121,637
Tokyo Electron Ltd.	3,400	229,833
Tokyo Gas Co. Ltd.	48,000	280,499
Tokyo Tatemono Co. Ltd.	8,000	73,994
Tokyu Corp.	22,000	155,925
Tokyu Fudosan Holdings Corp.	9,500	74,927
TonenGeneral Sekiyu KK	5,000	47,480
Toppan Printing Co. Ltd.	12,000	92,868
Toray Industries Inc.	30,000	197,226
Toshiba Corp.	78,000	364,187
Toto Ltd.	6,000	80,845
Toyo Seikan Kaisha Ltd.	3,100	47,615
Toyo Suisan Kaisha Ltd.	2,000	61,695
Toyoda Gosei Co. Ltd.	1,200	24,923
Toyota Industries Corp.	3,400	175,529
Toyota Motor Corp.	54,300	3,261,055
Toyota Tsusho Corp.	4,400	126,521
Trend Micro Inc.	2,000	65,841
Unicharm Corp.	2,500	148,981
United Urban Investment Corp.	43	69,399
USS Co. Ltd.	4,200	71,683
West Japan Railway Co.	3,200	140,882
Yahoo Japan Corp.	27,200	125,656
Yakult Honsha Co. Ltd.	1,700	86,087
Yamada Denki Co. Ltd.	17,100	60,936
Yamaguchi Financial Group Inc.	4,000	42,170

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Yamaha Corp.	3,600	$56,894
Yamaha Motor Co. Ltd.	5,100	87,748
Yamato Holdings Co. Ltd.	6,900	142,965
Yamato Kogyo Co. Ltd.	800	23,454
Yamazaki Baking Co. Ltd.	2,000	24,974
Yaskawa Electric Corp.	4,000	48,448
Yokogawa Electric Corp.	4,100	51,844
Yokohama Rubber Company Ltd., The	4,000	34,589

		54,621,195

Netherlands (2.98%)
Aegon NV	34,802	303,749
Akzo Nobel NV	4,704	352,655
Altice SA (a)	1,535	106,943
ArcelorMittal	19,548	289,888
ASML Holding NV	6,955	647,692
Corio NV	1,241	63,384
Delta Lloyd NV	3,717	94,363
Fugro NV CVA	1,401	80,217
Gemalto NV	1,560	161,703
Heineken Holding NV	1,893	124,459
Heineken NV	4,445	319,117
ING Groep NV CVA (a)	75,562	1,061,572
Koninklijke Ahold NV	18,006	338,029
Koninklijke Boskalis Westminster NV CVA	1,626	93,256
Koninklijke DSM NV	3,453	251,493
Koninklijke KPN NV (a)	61,916	225,604
Koninklijke Philips NV	19,093	605,888
Koninklijke Vopak NV	1,299	63,500
OCI NV (a)	1,581	61,699
Randstad Holding NV	2,438	132,165
Reed Elsevier NV	21,578	494,908
TNT Express NV	8,684	78,600
Unibail-Rodamco SE	1,922	559,125
Unilever NV CVA	31,870	1,394,503
Wolters Kluwer - CVA	5,940	175,849
Ziggo NV	2,836	131,140

		8,211,501

New Zealand (0.13%)
Auckland International Airport Ltd.	18,582	63,451
Contact Energy Ltd.	6,866	31,921
Fletcher Building Ltd.	13,758	106,124
Ryman Healthcare Ltd.	7,066	52,896
Telecom Corp. of New Zealand Ltd.	36,499	85,644
Xero Ltd. (a)	1,312	29,855

		369,891

Norway (0.85%)
Aker Solutions ASA	2,917	50,694
DnB NOR ASA	19,126	349,852
Gjensidige Forsikring ASA	3,900	69,940
Norsk Hydro ASA	26,327	140,909
Orkla ASA	16,230	144,602
Seadrill Ltd.	7,447	295,386

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Statoil ASA	21,948	$674,129
Subsea 7 SA	5,619	104,798
Telenor ASA	14,916	339,716
Yara International ASA	3,486	174,645

		2,344,671

Portugal (0.18%)
Banco Espirito Santo SA Reg. (a)	47,542	39,190
Energias de Portugal SA	46,477	233,181
Galp Energia SGPS SA B Shares	7,835	143,547
Jeronimo Martins SGPS SA	4,716	77,588

		493,506

Singapore (1.40%)
Ascendas Real Estate Investment Trust	40,000	73,782
CapitaCommercial Trust	42,000	57,262
Capitaland Ltd.	51,000	130,885
Capitamall Trust	48,000	76,029
City Developments Ltd.	8,000	65,635
Comfortdelgro Corp. Ltd.	41,000	82,204
DBS Group Holdings Ltd.	33,791	453,925
Genting Singapore PLC	123,000	131,197
Global Logistic Properties Ltd.	61,726	133,660
Golden Agri-Resources Ltd.	141,330	62,907
Hutchison Port Holdings Trust	114,000	82,080
Jardine Cycle & Carriage Ltd.	1,863	66,129
Keppel Corp. Ltd.	29,400	254,412
Keppel Land Ltd.	14,101	38,224
Noble Group Ltd.	82,800	90,974
Oversea-Chinese Banking Corporation Ltd.	51,820	396,889
Sembcorp Industries Ltd.	18,220	78,468
Sembcorp Marine Ltd.	15,800	51,953
Singapore Airlines Ltd.	10,267	85,387
Singapore Exchange Ltd.	16,000	89,181
Singapore Press Holdings Ltd.	32,000	107,017
Singapore Technologies Engineering Ltd.	29,000	88,379
Singapore Telecommunications Ltd.	156,450	483,064
StarHub Ltd.	12,000	40,132
United Overseas Bank Ltd.	25,518	460,875
UOL Group Ltd.	8,917	46,626
Wilmar International Ltd.	36,000	92,100
Yangzijiang Shipbuilding Holdings Ltd.	36,548	31,656

		3,851,032

Spain (3.60%)
Abertis Infraestructuras SA	8,090	186,160
ACS Actividades de Construccion y Servicios SA	3,563	162,952
Amadeus IT Holding SA A Shares	7,545	311,181
Banco Bilbao Vizcaya Argentaria SA	116,271	1,482,085
Banco de Sabadell SA	66,608	227,286
Banco Popular Espanol SA	34,875	233,041
Banco Santander SA	232,495	2,429,052

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Bankia SA (a)	91,655	$177,713
CaixaBank SA	33,620	207,484
CaixaBank SA Interim Shares (a) (b)	386	2,382
Distribuidora Internacional de Alimentacion SA	12,527	115,338
Enagas SA	3,813	122,697
Ferrovial SA	8,271	184,209
Gas Natural SDG SA	6,799	214,732
Grifols SA	2,490	136,092
Grifols SA Class B	383	16,703
Iberdrola SA	100,079	765,084
Industria de Diseno Textil SA	4,293	660,733
International Consolidated Airlines Group SA (a)	20,112	127,535
Mapfre SA	18,713	74,591
Red Electrica Corporacion SA	2,170	198,488
Repsol SA	16,875	445,040
Repsol SA Rights (a)	16,875	11,484
Telefonica SA	80,551	1,380,937
Zardoya Otis SA	2,973	52,922

		9,925,921

Sweden (2.99%)
Alfa Laval AB	5,972	153,914
Assa Abloy AB Class B	6,555	333,560
Atlas Copco AB Class A	13,201	381,515
Atlas Copco AB Class B	7,737	206,697
Boliden AB	5,049	73,262
Electrolux AB Series B	4,525	114,453
Elekta AB B Shares	7,055	89,751
Getinge AB B Shares	3,999	105,099
Hennes & Mauritz AB (H&M) B Shares	18,706	817,498
Hexagon AB B Shares	5,160	166,348
Husqvarna AB B Shares	8,301	64,541
Industrivarden AB C Shares	2,307	45,577
Investment AB Kinnevik B Shares	4,653	198,333
Investor AB B Shares	9,049	339,530
Lundin Petroleum AB (a)	4,181	84,602
Millicom International Cellular SA SDR	1,251	114,586
Nordea Bank AB	59,964	846,301
Sandvik AB	21,021	287,241
Securitas AB Class B	5,922	70,241
Skandinaviska Enskilda Banken AB Class A	30,297	404,924
Skanska AB Class B	7,938	181,177
SKF AB B Shares	7,821	199,577
Svenska Cellulosa AB Class B	11,576	301,634
Svenska Handelsbanken AB A Shares	9,814	480,451
Swedbank AB - A Shares	17,726	470,108
Swedish Match AB	4,057	140,869
Tele2 AB B Shares	5,918	69,706
Telefonaktiebolaget LM Ericsson B Shares	60,397	729,929
TeliaSonera AB	47,137	344,345

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Volvo AB B Shares	29,723	$409,486

		8,225,255

Switzerland (8.87%)
ABB Ltd. Reg.	43,390	999,128
Actelion Ltd. Reg.	2,054	259,877
Adecco SA Reg.	3,416	281,200
Aryzta AG	1,654	156,671
Baloise Holding AG Reg.	894	105,348
Barry Callebaut AG Reg.	42	57,070
Compagnie Financiere Richemont SA Reg.	10,292	1,079,917
Credit Suisse Group AG Reg.	29,905	855,199
Ems-Chemie Holding AG Reg	155	61,874
Geberit AG Reg.	739	259,417
Givaudan SA Reg.	182	303,539
Holcim Ltd. Reg.	4,480	393,793
Julius Baer Group Ltd.	4,477	184,573
Kuehne & Nagel International AG Reg.	1,118	148,764
Lindt & Spruengli AG	19	96,714
Lindt & Spruengli AG Reg.	2	123,545
Lonza Group AG Reg.	1,000	108,818
Nestle SA Reg.	63,402	4,911,725
Novartis AG Reg.	45,249	4,097,310
Pargesa Holding SA	715	64,219
Partners Group Holding AG	348	95,123
Roche Holding AG	13,823	4,122,895
Schindler Holding AG	898	136,502
Schindler Holding AG Reg.	401	60,457
SGS SA Reg	107	256,399
Sika AG	43	175,821
Sonova Holding AG Reg.	1,083	165,234
Sulzer AG Reg.	461	64,669
Swatch Group AG Reg., The	1,012	112,406
Swatch Group AG, The	605	365,333
Swiss Life Holding AG Reg.	640	151,773
Swiss Prime Site AG Reg.	1,098	91,005
Swiss Re AG	6,919	615,594
Swisscom AG	461	267,981
Syngenta AG Reg.	1,837	684,214
Transocean Ltd.	7,161	321,874
UBS AG Reg.	71,873	1,318,644
Zurich Insurance Group AG	2,922	880,752

		24,435,377

United Kingdom (20.99%)
3i Group PLC	19,541	134,415
Aberdeen Asset Management PLC	17,829	138,496
Admiral Group PLC	3,629	96,203
Aggreko PLC	4,962	140,117
AMEC PLC	6,094	126,716
Anglo American PLC	27,547	674,158
Antofagasta PLC	8,074	105,430

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ARM Holdings PLC	27,969	$421,701
ASOS PLC (a)	1,075	54,457
Associated British Foods PLC	6,966	363,490
AstraZeneca PLC	24,827	1,844,232
Aviva PLC	58,227	508,712
Babcock International Group PLC	10,086	200,575
BAE Systems PLC	63,047	467,093
Barclays PLC	322,140	1,173,188
BG Group PLC	67,120	1,418,634
BHP Billiton PLC	41,739	1,349,710
BP PLC	363,479	3,202,976
British American Tobacco PLC	37,149	2,211,201
British Land Company PLC	19,242	231,339
British Sky Broadcasting Group PLC	20,182	312,237
BT Group PLC	155,994	1,027,560
Bunzl PLC	6,802	188,816
Burberry Group PLC	8,758	222,279
Capita PLC	13,279	260,209
Carnival PLC	3,674	138,832
Centrica PLC	99,570	532,683
Cobham PLC	23,257	124,302
Coca-Cola HBC AG CDI (a)	303	6,959
Compass Group PLC	35,408	616,274
Croda International PLC	2,806	105,696
Diageo PLC	49,454	1,579,300
Direct Line Insurance Group PLC	30,760	142,030
easyJet PLC	3,368	78,679
Experian PLC	19,641	332,102
Fresnillo PLC	4,481	66,872
Friends Life Group Ltd.	28,248	152,427
G4S PLC	29,967	130,881
GKN PLC	33,270	206,743
GlaxoSmithKline PLC	95,640	2,559,928
Glencore PLC	209,836	1,169,093
Hammerson PLC	14,660	145,517
Hargreaves Lansdown PLC	4,740	100,427
HSBC Holdings PLC	370,552	3,759,950
ICAP PLC	10,458	68,012
IMI PLC	5,250	133,605
Imperial Tobacco Group PLC	18,873	849,470
Inmarsat PLC	8,616	110,222
InterContinental Hotels Group PLC	5,161	213,836
Intertek Group PLC	3,274	154,030
Intu Properties PLC	16,924	90,251
Investec PLC	10,649	98,231
ITV PLC	75,914	231,516
J Sainsbury PLC	24,596	132,805
Johnson Matthey PLC	4,059	215,344
Kingfisher PLC	46,439	285,318
Land Securities Group PLC	15,751	279,267
Legal & General Group PLC	115,517	445,606
Lloyds Banking Group PLC (a)	1,125,293	1,429,926
London Stock Exchange Group PLC	3,696	126,949
Marks & Spencer Group PLC	31,730	230,895
Meggitt PLC	16,259	140,798
Melrose Industries PLC	22,496	100,176

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
National Grid PLC	73,406	$1,055,267
Next PLC	3,053	338,313
Old Mutual PLC	95,972	324,715
Pearson PLC	16,226	320,456
Persimmon PLC	6,152	134,028
Petrofac Ltd.	5,199	107,038
Prudential PLC	50,485	1,158,624
Randgold Resources Ltd.	1,680	140,106
Reckitt Benckiser Group PLC	12,763	1,113,972
Reed Elsevier PLC	11,163	179,581
Rexam PLC	14,224	130,235
Rio Tinto PLC	25,104	1,335,504
Rolls-Royce Holdings PLC	37,100	678,739
Royal Bank of Scotland Group PLC (a)	48,974	275,245
Royal Dutch Shell PLC Class A	76,673	3,173,511
Royal Dutch Shell PLC Class B	48,136	2,094,510
Royal Mail PLC (a)	12,970	110,762
RSA Insurance Group PLC	20,097	163,303
SABMiller PLC	18,989	1,101,024
Sage Group PLC, The	21,680	142,513
Schroders PLC	2,565	110,007
SEGRO PLC	14,566	86,052
Severn Trent PLC	4,764	157,518
Shire PLC	11,629	909,515
Smith & Nephew PLC	17,615	313,220
Smiths Group PLC	7,754	172,114
Sports Direct International (a)	5,461	66,029
SSE PLC	18,988	509,213
Standard Chartered PLC	47,838	977,527
Standard Life PLC	47,353	303,170
Tate & Lyle PLC	8,795	103,029
Tesco PLC	159,542	775,980
Travis Perkins PLC	5,079	142,378
Tui Travel PLC	9,288	63,264
Tullow Oil PLC	17,842	260,614
Unilever PLC	25,286	1,147,206
United Utilities Group PLC	13,539	204,365
Vodafone Group PLC	520,690	1,737,662
Weir Group PLC, The	4,238	189,954
Whitbread PLC	3,650	275,413
William Hill PLC	17,577	98,667
William Morrison Supermarkets PLC	42,189	132,419
Wolseley PLC	5,264	288,552
WPP PLC	26,394	575,469

		57,835,679

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United States (0.03%)
Coca-Cola HBC AG Sponsored ADR	3,684	$83,811

		83,811

Total Common Stocks
(cost $194,283,328)		268,211,569

Preferred Stocks (0.63%)
Germany (0.63%)
Bayerische Moteren Werke (BMW) AG PFD	1,028	98,549
Fuchs Petrolub SE PFD	1,348	60,949
Henkel AG & Co. KGaA PFD	3,506	405,329
Porsche Automobil Holding SE PFD	3,034	316,113
Volkswagen AG PFD	3,198	839,896

		1,720,836

Total Preferred Stocks
(cost $718,891)		1,720,836

Short-term Investments (0.98%)
State Street Institutional U.S. Government Money Market Fund	2,710,953	2,710,953

Total Short-term Investments
(cost $2,710,953)		2,710,953

TOTAL INVESTMENTS (98.94%)
(cost $197,713,172)		272,643,358
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (1.06%)		2,927,630

NET ASSETS (100.00%)		$275,570,988

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2014, cash in the amount of $497,376 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$84,225,843	30.89
British Pound	57,835,679	21.21
Japanese Yen	54,621,195	20.03
Swiss Franc	24,435,377	8.96
Australian Dollar	20,878,943	7.66
Swedish Krona	8,225,255	3.02
Hong Kong Dollar	7,642,332	2.80
Danish Krone	4,030,207	1.48
Singapore Dollar	3,768,952	1.38
United States Dollar	2,876,844	1.06
Norwegian Krone	2,344,671	0.86
Israeli Shekel	1,388,169	0.51
New Zealand Dollar	369,891	0.14

Total Investments	$272,643,358	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$68,290,618	24.78
Industrials	34,294,120	12.45
Consumer Discretionary	31,970,673	11.60
Consumer Staples	29,923,462	10.86
Health Care	28,468,724	10.33
Materials	21,681,121	7.87
Energy	19,673,816	7.14
Telecommunication Services	13,251,753	4.81
Information Technology	11,910,379	4.32
Utilities	10,467,739	3.80

Total Stocks	269,932,405	97.96
Short-term Investments	2,710,953	0.98
Cash and Other Assets, Net of Liabilities	2,927,630	1.06

Net Assets	$275,570,988	100.00%

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	September 2014	$504,761	$504,855	$94
Euro Stoxx 50	52	September 2014	2,324,755	2,301,301	(23,454)
FTSE 100 Index	13	September 2014	1,495,691	1,493,077	(2,614)
Hang Seng Index	1	July 2014	149,752	149,050	(702)
Topix Index	10	September 2014	1,220,098	1,246,237	26,139

Total					$(537)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Citibank N.A. London	09/17/2014	$109,000	$(101,713)	$510	$—
British Pound	Citibank N.A. London	09/17/2014	399,000	(676,000)	6,420	—
Euro	Citibank N.A. London	09/17/2014	155,040	(210,000)	2,358	—
Euro	Citibank N.A. London	09/17/2014	735,000	(995,744)	10,982	—
Japanese Yen	Citibank N.A. London	09/17/2014	13,260,065	(130,000)	965	—
Japanese Yen	Citibank N.A. London	09/17/2014	44,879,000	(440,111)	3,142	—
Swiss Franc	Goldman Sachs Capital Markets LP	09/17/2014	226,000	(251,558)	3,458	—

Total					$27,835	$—

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Registered Investment Companies (99.66%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	9,267,239	$104,905,145
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,609,688	171,767,422

Total Registered Investment Companies
(cost $235,491,551)		276,672,567

TOTAL INVESTMENTS (99.66%)
(cost $235,491,551)		276,672,567
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.34%)		945,059

NET ASSETS (100.00%)		$277,617,626

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (65.74%)
Aerospace/Defense (1.75%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$557,444
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,551,564
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	520,114
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,077,050
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,889,562
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,920,612
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	2,977,560
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	518,340

		12,012,246

Agriculture, Foods, & Beverage (4.22%)
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	514,340
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,066,035
Hershey Co.
5.450%, 09/01/2016	500,000	549,722
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,118,549
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	552,455
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,272,184
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	428,286
Pepsico Inc.
7.900%, 11/01/2018	500,000	622,368
2.250%, 01/07/2019	2,000,000	2,039,916
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	1,006,846
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,050,098
Kellogg Co.
4.000%, 12/15/2020	632,000	668,452
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,147,124
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,082,208
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,041,318
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,486,016
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,540,148
Sysco Corp.
2.600%, 06/12/2022	2,000,000	1,940,232

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
2.500%, 08/02/2022	$1,000,000	$940,858
Pepsico Inc.
2.750%, 03/01/2023	2,000,000	1,955,184
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,933,134
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,063,535
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,035,793

		29,054,801

Automotive (1.33%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,015,865
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,157,256
Toyota Motor Credit Corp.
2.750%, 05/17/2021	2,000,000	2,008,040
2.625%, 01/10/2023	2,000,000	1,940,158
Johnson Controls Inc.
3.625%, 07/02/2024	2,000,000	2,008,812

		9,130,131

Banks (2.19%)
US Bank NA
4.950%, 10/30/2014	500,000	507,624
Fifth Third Bank
4.750%, 02/01/2015	500,000	512,123
Wachovia Bank NA
5.600%, 03/15/2016	500,000	541,044
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	545,264
Wachovia Corp.
5.750%, 06/15/2017	500,000	565,406
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,014,253
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	1,009,068
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	1,005,448
KFW
4.875%, 06/17/2019	1,000,000	1,149,111
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,020,248
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,102,242
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,067,252
US Bancorp
3.000%, 03/15/2022	2,000,000	2,020,930
3.700%, 01/30/2024	500,000	517,788

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
3.400%, 05/15/2024	$500,000	$505,984

		15,083,785

Building Materials & Construction (0.91%)
CRH America Inc.
6.000%, 09/30/2016	500,000	554,756
5.750%, 01/15/2021	1,000,000	1,159,087
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,060,486
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,053,405
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,465,570

		6,293,304

Chemicals (3.70%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,095,302
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	162,760
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	584,166
PPG Industries Inc.
7.400%, 08/15/2019	500,000	610,042
3.600%, 11/15/2020	1,000,000	1,050,546
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,058,377
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,088,322
Monsanto Co.
2.750%, 07/15/2021	500,000	499,805
Praxair Inc.
3.000%, 09/01/2021	1,000,000	1,021,621
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,609,808
Praxair Inc.
2.450%, 02/15/2022	1,000,000	969,028
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,014,884
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,223,032
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	1,946,310
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,967,040
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,954,004
Praxair Inc.
2.700%, 02/21/2023	2,000,000	1,955,218
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,937,534
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,528,122

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Monsanto Co.
3.375%, 07/15/2024	$500,000	$503,305
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	666,134

		25,445,360

Colleges (0.16%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,128,277

Commercial Service/Supply (0.61%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	560,940
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	565,513
4.300%, 06/01/2021	1,000,000	1,078,476
3.250%, 06/01/2022	2,000,000	1,990,842

		4,195,771

Computer Software & Services (2.30%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,016,825
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	982,688
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,088,670
Oracle Corp.
2.800%, 07/08/2021	1,000,000	999,050
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,070,952
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,913,446
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,944,398
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,914,772
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,871,616
Oracle Corp.
3.400%, 07/08/2024 (a)	1,000,000	997,730

		15,800,147

Computers (1.41%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	569,654
1.875%, 05/15/2019	2,000,000	1,996,774
1.625%, 05/15/2020	1,000,000	963,681
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	1,045,249
4.300%, 06/01/2021	2,000,000	2,139,940
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	920,091

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
Hewlett-Packard Co.
4.050%, 09/15/2022	$1,000,000	$1,039,883
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,011,627

		9,686,899

Consumer & Marketing (3.80%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,005,621
Clorox Co.
5.000%, 01/15/2015	500,000	512,082
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,032,558
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,123,073
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	574,822
Danaher Corp.
5.625%, 01/15/2018	500,000	569,849
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,178,050
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,014,471
McDonald’s Corp.
1.875%, 05/29/2019	500,000	503,040
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,037,493
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,304,986
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,047,371
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	990,465
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,111,626
Clorox Co.
3.050%, 09/15/2022	1,000,000	992,008
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	931,131
2.100%, 05/01/2023	1,000,000	930,191
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,414,854
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,848,581
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	3,024,666

		26,146,938

Electronic/Electrical Manufacturing (0.93%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,053,952
General Electric Co.
2.700%, 10/09/2022	2,000,000	1,964,084

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Emerson Electric Co.
2.625%, 02/15/2023	$3,500,000	$3,412,381

		6,430,417

Financial Services (1.91%)
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	515,642
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	547,044
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	555,073
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,137,470
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,163,450
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	1,011,704
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,112,040
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,095,739
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,506,850
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	2,009,130
3.200%, 01/25/2023	1,000,000	992,875
3.625%, 05/13/2024	500,000	502,004
General Electric Capital Corp.
3.450%, 05/15/2024	1,000,000	1,003,578

		13,152,599

Forest Products & Paper (0.17%)
International Paper Co.
5.250%, 04/01/2016	500,000	534,410
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	633,970

		1,168,380

Health Care (6.29%)
Amgen Inc.
4.850%, 11/18/2014	500,000	508,480
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	514,676
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,029,958
Medtronic Inc.
4.750%, 09/15/2015	500,000	525,967
Baxter International Inc.
5.900%, 09/01/2016	500,000	553,226
Eli Lilly and Co.
5.200%, 03/15/2017	2,000,000	2,224,798
Wyeth
5.450%, 04/01/2017	500,000	557,031

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
5.850%, 06/01/2017	$500,000	$563,834
Johnson & Johnson
5.550%, 08/15/2017	500,000	569,610
AstraZeneca PLC
5.900%, 09/15/2017	500,000	571,654
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	574,065
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,132,570
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,004,855
Amgen Inc.
2.200%, 05/22/2019	1,000,000	998,838
Baxter International Inc.
4.500%, 08/15/2019	500,000	553,091
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,491,894
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,039,671
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,092,667
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,085,748
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,083,038
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,028,062
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,055,305
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,009,552
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	1,974,152
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,394,526
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,928,722
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,926,458
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,945,356
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,417,312
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,954,326
Baxter International Inc.
3.200%, 06/15/2023	4,000,000	3,967,332
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,997,486
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	1,006,307
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,015,424

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.625%, 05/22/2024	$1,000,000	$1,008,844

		43,304,835

Machinery & Manufacturing (5.30%)
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,038,257
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,035,711
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	520,134
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,054,753
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,083,696
Caterpillar Inc.
5.700%, 08/15/2016	500,000	551,110
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,095,094
Honeywell International Inc.
5.300%, 03/15/2017	500,000	556,400
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	562,380
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	569,030
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,095,138
Covidien International
6.000%, 10/15/2017	500,000	571,955
United Technologies Corp.
5.375%, 12/15/2017	500,000	567,766
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	1,010,176
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	970,772
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,058,825
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,099,092
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,107,969
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,081,440
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,041,800
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,065,326
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,025,798
Deere & Co.
2.600%, 06/08/2022	1,000,000	977,758
Covidien International
3.200%, 06/15/2022	2,000,000	2,011,726

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
3M Co. 2.000%, 06/26/2022	$1,500,000	$1,426,002
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,025,378
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	2,000,000	1,975,484
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	1,925,914
Covidien International 2.950%, 06/15/2023	3,000,000	2,920,080
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,455,900
Caterpillar Inc. 3.400%, 05/15/2024	1,000,000	1,011,385

		36,492,249

Media & Broadcasting (2.14%)
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,106,191
McGraw-Hill Companies Inc. 5.900%, 11/15/2017	500,000	554,854
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,492,366
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	2,018,572
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,047,043
Walt Disney Co., The 2.550%, 02/15/2022	1,000,000	983,888
Comcast Corp. 3.125%, 07/15/2022	2,000,000	2,029,730
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	1,972,464
Comcast Corp. 2.850%, 01/15/2023	1,000,000	992,423
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,048,324
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,489,304

		14,735,159

Mining & Metals (2.15%)
Alcan Inc. 5.000%, 06/01/2015	1,000,000	1,039,757
Alcoa Inc. 5.550%, 02/01/2017	500,000	545,540
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	557,820
2.050%, 09/30/2018	500,000	505,998
Rio Tinto Finance USA PLC 2.250%, 12/14/2018	2,000,000	2,038,720
Rio Tinto Finance USA Ltd. 3.500%, 11/02/2020	1,000,000	1,046,280
4.125%, 05/20/2021	2,000,000	2,149,706
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,046,274

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance USA Ltd. 3.250%, 11/21/2021	$1,500,000	$1,542,084
Alcoa Inc. 5.870%, 02/23/2022	750,000	835,954
Barrick Gold Corp. 3.850%, 04/01/2022	1,000,000	994,920
4.100%, 05/01/2023	2,000,000	1,991,698
BHP Billiton Finance USA Ltd. 3.850%, 09/30/2023	500,000	524,334

		14,819,085

Oil & Gas (4.57%)
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	554,000
Apache Corp. 5.625%, 01/15/2017	500,000	556,763
Shell International Finance 5.200%, 03/22/2017	500,000	555,599
Canadian National Resources 5.700%, 05/15/2017	500,000	560,024
Weatherford International Inc. 6.350%, 06/15/2017	500,000	568,139
EOG Resources Inc. 5.875%, 09/15/2017	500,000	570,418
Husky Energy Inc. 6.200%, 09/15/2017	500,000	571,430
Encana Corp. 5.900%, 12/01/2017	500,000	569,452
Chevron Corp. 1.718%, 06/24/2018	2,000,000	2,015,708
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,517,715
Total Capital SA 2.125%, 08/10/2018	1,000,000	1,015,771
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,139,019
ConocoPhillips 6.000%, 01/15/2020	500,000	594,886
Chevron Corp. 2.427%, 06/24/2020	2,000,000	2,029,454
Trans-Canada Pipelines 3.800%, 10/01/2020	1,000,000	1,076,550
Apache Corp. 3.625%, 02/01/2021	500,000	530,920
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,090,390
Canadian National Resources 3.450%, 11/15/2021	1,000,000	1,031,123
Apache Corp. 3.250%, 04/15/2022	724,000	744,695
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,511,000
Trans-Canada Pipelines 2.500%, 08/01/2022	2,000,000	1,930,666
Chevron Corp. 2.355%, 12/05/2022	2,000,000	1,922,528

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance 2.250%, 01/06/2023	$1,500,000	$1,420,845
Total Capital International SA 2.700%, 01/25/2023	1,000,000	966,012
Occidental Petroleum Corp. 2.700%, 02/15/2023	2,000,000	1,941,942
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,930,072
Shell International Finance 3.400%, 08/12/2023	500,000	510,376
Trans-Canada Pipelines 3.750%, 10/16/2023	1,000,000	1,031,981
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,035,298

		31,492,776

Retailers (3.79%)
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,055,953
Target Corp. 5.875%, 07/15/2016	1,000,000	1,103,614
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	550,498
McDonald’s Corp. 5.300%, 03/15/2017	500,000	556,110
Target Corp. 5.375%, 05/01/2017	500,000	559,544
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	563,176
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	1,023,331
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,012,237
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	1,969,668
Home Depot Inc. 3.950%, 09/15/2020	1,000,000	1,101,861
Wal-Mart Stores Inc. 3.250%, 10/25/2020	2,000,000	2,100,244
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,120,778
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,500,555
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,066,383
3.120%, 04/15/2022	1,000,000	1,015,058
Walgreen Co. 3.100%, 09/15/2022	2,000,000	1,964,908
CVS Caremark Corp. 2.750%, 12/01/2022	2,000,000	1,931,760
Home Depot Inc. 2.700%, 04/01/2023	3,000,000	2,911,764
Wal-Mart Stores Inc. 2.550%, 04/11/2023	2,000,000	1,927,086

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc. 3.875%, 09/15/2023	$1,000,000	$1,054,475

		26,089,003

Telecom & Telecom Equipment (2.93%)
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,009,767
Verizon Global Funding Corp. 4.900%, 09/15/2015	500,000	526,194
SBC Communications Inc. 5.625%, 06/15/2016	1,000,000	1,092,595
Verizon Communications Inc. 3.650%, 09/14/2018	1,000,000	1,069,481
AT&T Inc. 2.375%, 11/27/2018	1,000,000	1,016,769
Vodafone Group PLC 5.450%, 06/10/2019	500,000	573,640
Verizon Communications Inc. 4.500%, 09/15/2020	1,000,000	1,099,992
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,135,469
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,176,420
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,098,068
3.000%, 02/15/2022	1,000,000	995,526
Vodafone Group PLC 2.500%, 09/26/2022	1,000,000	938,857
Verizon Communications Inc. 2.450%, 11/01/2022	2,500,000	2,345,262
AT&T Inc. 2.625%, 12/01/2022	1,000,000	958,161
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	966,862
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,119,093
AT&T Inc. 3.900%, 03/11/2024	1,000,000	1,034,586
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,044,152

		20,200,894

Transportation (2.90%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	502,214
United Parcel Service Inc. 3.125%, 01/15/2021	1,500,000	1,563,910
Burlington North Santa Fe 3.050%, 03/15/2022	1,000,000	1,004,907
Norfolk Southern Corp. 3.000%, 04/01/2022	2,000,000	1,999,806
Burlington North Santa Fe 3.050%, 09/01/2022	500,000	498,697

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
United Parcel Service Inc. 2.450%, 10/01/2022	$2,000,000	$1,940,684
Canadian National Railway Co. 2.250%, 11/15/2022	2,000,000	1,888,850
Union Pacific Corp. 2.950%, 01/15/2023	2,000,000	1,993,104
Burlington North Santa Fe 3.000%, 03/15/2023	2,000,000	1,967,384
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	1,951,606
Burlington North Santa Fe 3.850%, 09/01/2023	2,000,000	2,083,374
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,029,883
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,040,758
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	512,510

		19,977,687

Utilities & Energy (10.28%)
Atmos Energy Corp. 4.950%, 10/15/2014	1,000,000	1,012,975
Union Electric Co. 4.750%, 04/01/2015	500,000	514,902
Commonwealth Edison Co. 4.700%, 04/15/2015	500,000	517,184
Southwestern Electric Power 5.375%, 04/15/2015	500,000	516,349
San Diego Gas & Electric Co. 5.300%, 11/15/2015	500,000	531,328
Consolidated Edison Co. NY 5.375%, 12/15/2015	1,000,000	1,069,047
Virginia Electric & Power Co. 5.400%, 01/15/2016	500,000	536,526
Ohio Power Co. 6.000%, 06/01/2016	500,000	548,531
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	551,832
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	553,302
Consolidated Edison Co. NY 5.300%, 12/01/2016	500,000	551,976
Georgia Power Co. 5.700%, 06/01/2017	500,000	563,383
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,109,252
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	573,770
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,124,401
Union Electric Co. 6.400%, 06/15/2017	500,000	568,244
Florida Power Corp. 5.800%, 09/15/2017	500,000	571,618

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Virginia Electric & Power Co. 5.950%, 09/15/2017	$500,000	$574,134
NSTAR Electric Co. 5.625%, 11/15/2017	500,000	565,660
Pacific Gas & Electric 5.625%, 11/30/2017	500,000	565,384
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	545,554
Southern California Gas 5.450%, 04/15/2018	500,000	567,284
Pacificorp 5.650%, 07/15/2018	500,000	571,264
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	1,024,240
Pacific Gas & Electric 8.250%, 10/15/2018	500,000	624,726
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	1,018,773
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,055,950
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,053,944
Kentucky Utilities 3.250%, 11/01/2020	1,000,000	1,043,063
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,033,228
Appalachian Power Co. 4.600%, 03/30/2021	500,000	557,330
Commonwealth Edison 3.400%, 09/01/2021	1,000,000	1,041,567
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	1,031,374
Carolina Power & Light Co. 2.800%, 05/15/2022	1,000,000	994,664
Georgia Power Co. 2.850%, 05/15/2022	2,000,000	1,990,740
Detroit Edison Co. 2.650%, 06/15/2022	500,000	491,317
CenterPoint Energy Houston LLC 2.250%, 08/01/2022	2,000,000	1,921,510
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	1,500,000	1,474,674
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	956,016
Ameren Illinois Co. 2.700%, 09/01/2022	2,000,000	1,965,924
PPL Electric Utilities 2.500%, 09/01/2022	500,000	488,542
Tampa Electric Co. 2.600%, 09/15/2022	500,000	483,560
NSTAR Electric Co. 2.375%, 10/15/2022	1,000,000	949,767
Wisconsin Power & Light 2.250%, 11/15/2022	1,600,000	1,522,514

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Connecticut Light & Power
2.500%, 01/15/2023	$1,000,000	$954,147
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,481,895
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,993,752
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,918,530
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	1,952,008
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	964,797
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,849,058
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,967,900
Pacificorp
2.950%, 06/01/2023	1,000,000	987,537
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	1,997,510
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	3,045,261
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,028,406
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,018,381
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,266,900
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,092,826
Nabors Industries Inc.
5.100%, 09/15/2023	2,000,000	2,183,616
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,076,844
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	503,963
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	622,764
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,301,928

		70,735,346

Total Corporate Bonds
(cost $440,941,984)		452,576,089

Government Agency Securities (b) (19.16%)
Agency Commercial Mortgage-Backed Securities (9.70%)
Federal Home Loan Mortgage Corp.
2.373%, 05/25/2022	10,000,000	9,872,930
2.682%, 10/25/2022	10,000,000	10,009,100
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,255,650
2.715%, 02/25/2022	7,000,000	7,059,766
2.482%, 04/25/2022	10,000,000	9,908,490

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
2.377%, 05/25/2022	$10,000,000	$9,807,100
2.509%, 11/25/2022	10,000,000	9,851,800

		66,764,836

Agency Mortgage-Backed Securities (8.32%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	61,915	65,728
5.000%, 09/01/2018	81,939	87,392
5.000%, 09/01/2018	43,738	46,427
4.500%, 11/01/2018	131,127	139,078
5.500%, 11/01/2018	39,126	41,542
5.000%, 01/01/2019	56,089	59,554
5.000%, 04/01/2019	65,498	69,540
4.500%, 05/01/2019	86,524	92,729
4.000%, 05/01/2019	65,967	70,094
5.500%, 06/01/2019	92,148	97,962
5.000%, 01/01/2020	66,915	71,055
5.500%, 04/01/2020	106,602	115,538
5.500%, 07/01/2020	172,204	184,418
6.000%, 07/01/2021	162,060	176,848
4.500%, 05/01/2024	403,107	434,352
4.500%, 05/01/2024	161,698	174,081
4.500%, 09/01/2024	364,622	393,104
5.000%, 10/01/2024	575,936	626,614
4.000%, 10/01/2024	510,295	543,007
4.000%, 01/01/2025	403,531	431,525
4.000%, 07/01/2025	435,248	466,424
4.500%, 08/01/2025	421,794	454,823
3.500%, 04/01/2026	594,762	629,309
2.500%, 02/01/2027	4,625,407	4,700,006
6.000%, 11/01/2028	12,897	14,673
6.500%, 06/01/2029	21,867	24,640
7.500%, 12/01/2030	903	948
7.000%, 07/01/2031	2,887	3,144
6.500%, 09/01/2031	3,761	4,238
6.000%, 11/01/2032	38,798	44,158
6.000%, 12/01/2032	20,535	23,334
5.500%, 05/01/2033	313,061	353,060
5.500%, 07/01/2033	382,363	426,495
5.000%, 08/01/2033	154,270	172,561
5.500%, 03/01/2034	70,721	79,434
5.000%, 04/01/2034	103,380	114,837
6.000%, 07/01/2034	271,730	305,310
5.500%, 05/01/2035	426,242	482,924
5.000%, 05/01/2035	348,592	390,069
4.500%, 08/01/2035	112,281	121,720
5.000%, 10/01/2035	92,046	102,100
6.500%, 08/01/2036	148,452	167,282
5.500%, 10/01/2037	167,022	186,173
5.500%, 11/01/2037	219,226	244,362
6.000%, 01/01/2038	139,396	156,451
6.000%, 01/01/2038	98,103	110,219
4.500%, 06/01/2039	743,069	805,100

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 06/01/2039	$503,327	$557,007
4.500%, 10/01/2039	912,428	987,966
5.000%, 10/01/2039	789,498	873,698
5.000%, 01/01/2040	379,434	419,900
4.500%, 02/01/2040	312,905	338,733
4.000%, 07/01/2041	1,770,298	1,877,975
Federal National Mortgage Association
5.500%, 12/01/2016	6,488	6,891
5.500%, 01/01/2017	31,849	33,826
6.500%, 01/01/2017	9,432	9,637
5.500%, 01/01/2017	7,904	8,394
5.500%, 02/01/2017	28,942	30,738
5.000%, 03/01/2017	35,737	37,907
6.000%, 04/01/2017	7,313	7,657
5.500%, 01/01/2018	29,585	31,426
5.000%, 02/01/2018	41,062	43,564
5.000%, 05/01/2018	116,224	123,397
5.000%, 05/01/2018	95,299	101,118
4.500%, 05/01/2018	81,198	86,224
4.500%, 05/01/2018	80,894	85,864
5.000%, 05/01/2018	49,086	52,105
4.500%, 03/01/2019	76,340	80,969
5.500%, 10/01/2019	239,329	256,676
5.000%, 11/01/2019	145,701	155,117
4.500%, 12/01/2019	92,548	98,334
5.000%, 06/01/2020	261,071	281,690
4.500%, 09/01/2020	121,986	129,602
5.000%, 05/01/2021	202,651	218,913
5.500%, 05/01/2021	177,635	193,164
4.500%, 04/01/2023	43,846	46,745
5.000%, 01/01/2024	217,885	237,608
4.500%, 04/01/2024	72,777	78,008
4.000%, 06/01/2024	332,864	355,848
4.500%, 11/01/2024	295,236	316,179
3.500%, 12/01/2025	543,829	577,126
3.000%, 12/01/2026	1,187,257	1,234,795
7.500%, 09/01/2029	17,211	19,647
8.000%, 03/01/2030	3,382	3,525
6.500%, 05/01/2030	16,737	18,946
6.500%, 08/01/2031	1,957	2,210
7.000%, 08/01/2031	1,710	1,728
6.500%, 10/01/2031	12,207	13,764
6.000%, 11/01/2031	14,493	16,308
7.000%, 01/01/2032	21,126	24,409
3.000%, 02/01/2032	5,838,552	5,958,862
3.000%, 02/01/2032	4,115,814	4,194,228
6.000%, 03/01/2032	11,585	13,036
6.500%, 03/01/2032	6,533	7,366
6.500%, 04/01/2032	52,256	59,037
7.000%, 04/01/2032	21,267	23,653
6.500%, 05/01/2032	159,143	179,835
6.000%, 05/01/2032	11,286	12,817
7.000%, 06/01/2032	31,263	35,612
7.000%, 06/01/2032	21,268	23,000

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 06/01/2032	$13,397	$15,120
6.500%, 07/01/2032	8,561	9,669
6.000%, 08/01/2032	102,150	115,873
5.500%, 10/01/2032	137,107	154,764
6.500%, 10/01/2032	60,496	68,303
6.000%, 11/01/2032	66,844	75,217
6.000%, 01/01/2033	63,297	72,000
5.500%, 03/01/2033	61,078	68,607
5.500%, 03/01/2033	44,772	50,122
6.000%, 04/01/2033	169,230	190,504
5.000%, 05/01/2033	173,810	193,842
5.000%, 05/01/2033	49,758	55,532
5.000%, 08/01/2033	190,750	212,663
5.500%, 10/01/2033	162,304	181,583
5.000%, 03/01/2034	308,030	343,724
5.500%, 05/01/2034	246,739	278,582
6.000%, 07/01/2034	143,896	163,334
5.500%, 12/01/2034	384,075	433,438
5.500%, 04/01/2035	205,964	231,278
5.000%, 07/01/2035	257,884	286,600
5.500%, 07/01/2035	236,900	266,253
5.000%, 10/01/2035	198,388	220,836
5.000%, 11/01/2035	72,043	80,112
6.000%, 08/01/2036	114,142	128,749
6.000%, 12/01/2037	57,674	64,899
5.500%, 02/01/2038	186,525	208,682
5.500%, 06/01/2038	458,055	512,466
4.500%, 03/01/2039	673,413	735,719
5.000%, 05/01/2039	767,902	855,797
4.500%, 05/01/2039	467,039	506,011
5.000%, 11/01/2039	1,009,895	1,133,882
4.500%, 01/01/2040	617,529	669,151
4.500%, 09/01/2040	1,127,438	1,221,808
3.500%, 01/01/2041	1,735,654	1,789,434
4.500%, 04/01/2041	604,494	654,972
5.000%, 05/01/2041	768,091	854,621
4.000%, 11/01/2041	1,937,494	2,060,564
Government National Mortgage Association
6.000%, 05/15/2017	29,510	30,722
6.500%, 06/15/2028	32,576	37,845
6.000%, 11/15/2028	22,108	25,344
6.500%, 03/15/2029	43,112	50,354
7.000%, 06/15/2029	18,075	18,444
7.500%, 08/20/2030	8,074	9,804
6.000%, 01/15/2032	13,582	15,662
5.500%, 10/15/2033	179,475	202,039
5.000%, 11/20/2033	282,373	313,461
6.000%, 12/20/2033	87,590	101,205
5.500%, 11/15/2038	323,475	361,341
5.000%, 09/15/2039	746,869	821,358
4.500%, 10/15/2039	1,173,776	1,279,714
5.000%, 12/15/2039	303,331	333,594
4.000%, 09/20/2040	2,315,660	2,484,495

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.500%, 03/20/2041	$486,266	$532,607
5.000%, 05/20/2041	402,661	446,506

		57,316,372

Agency Notes & Bonds (1.14%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,608,300
7.125%, 01/15/2030	500,000	730,868
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,512,092

		7,851,260

Total Government Agency Securities
(cost $129,385,489)		131,932,468

U.S. Treasury Obligations (13.36%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	581,250
8.125%, 08/15/2019	750,000	990,000
6.875%, 08/15/2025	1,000,000	1,416,719
U.S. Treasury Notes
2.625%, 07/31/2014	2,000,000	2,004,218
2.375%, 08/31/2014	1,000,000	1,003,789
4.250%, 11/15/2014	1,000,000	1,015,469
4.000%, 02/15/2015	2,000,000	2,048,672
4.125%, 05/15/2015	1,000,000	1,034,844
2.125%, 05/31/2015	5,000,000	5,090,625
4.250%, 08/15/2015	2,000,000	2,091,640
4.500%, 11/15/2015	10,000,000	10,586,720
4.500%, 02/15/2016	10,000,000	10,679,300
2.625%, 04/30/2016	1,000,000	1,040,898
3.250%, 07/31/2016	2,000,000	2,114,532
3.000%, 08/31/2016	1,000,000	1,053,359
2.750%, 05/31/2017	5,000,000	5,273,440
4.250%, 11/15/2017	12,000,000	13,275,000
3.500%, 02/15/2018	9,000,000	9,748,827
3.875%, 05/15/2018	2,000,000	2,200,312
3.750%, 11/15/2018	17,000,000	18,698,674

Total U.S. Treasury Obligations
(cost $87,512,419)		91,948,288

	Shares	Value
Short-term Investments (1.48%)
JPMorgan U.S. Government Money Market Fund	10,158,217	$10,158,217

Total Short-term Investments
(cost $ 10,158,217)		10,158,217

TOTAL INVESTMENTS (99.74%)
(cost $ 667,998,109)		686,615,062
OTHER ASSETS, NET OF LIABILITIES (0.26%)		1,775,736

NET ASSETS (100.00%)		$688,390,798

(a)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.14%)
Alabama (2.00%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A (Prerefunded to 10-01-2015 @100) (b)	5.000%	10/01/2022	Aa2	$1,000,000	$1,060,010
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,162,412
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	572,390
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,171,720
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,052,039
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,591,696
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,131,180

					9,741,447

Alaska (1.25%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,068,140
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,512,418
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,156,809
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,342,884

					6,080,251

Arizona (8.66%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	BBB+	1,900,000	2,110,064
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	970,102
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,349,133
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,416,181
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,161,700
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,075,750
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,661,246
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	938,416
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,324,737
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	323,175
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa3	1,500,000	1,603,710
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,180,102
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,310,120
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,180,400
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	533,475
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,127,921
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	1,964,672
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,272,620
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,144,160
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	1,000,000	1,134,380
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,677,383
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,410,443

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	$3,000,000	$3,198,390
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,106,300

					42,174,580

Arkansas (1.91%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,096,400
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2022	NR	1,270,000	1,297,851
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,594,965
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	664,550
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,190,149
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,029,160
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,409,871

					9,282,946

California (2.31%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	1,004,715
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	602,778
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,075,470
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	967,385
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	220,051
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,036,752
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A	1,300,000	1,500,057
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	1,013,356
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,594,642
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,171,920
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,077,760

					11,264,886

Colorado (1.75%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	265,622
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,107,830
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	1,065,000	1,088,174
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,466,748
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	424,526
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,361,233

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	$1,385,000	$1,489,290
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	1,230,000	1,307,330

					8,510,753

Connecticut (1.26%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,109,626
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	850,000	836,859
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,311,389
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AAA	950,000	984,742
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AAA	620,000	642,673
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	1,250,000	1,249,988

					6,135,277

Delaware (1.08%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,652,755
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,228,109
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,310,725
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	55,809

					5,247,398

Florida (3.71%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,603,680
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,033,710
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	834,554
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,689,644
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,056,860
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	464,720
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,060,720
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,908,981
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,089,920
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,036,808
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,277,775

					18,057,372

Georgia (1.27%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,041,420
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	347,469
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,294,140
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,165,620
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,315,752

					6,164,401

Hawaii (0.48%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,353,540

See accompanying notes to financial statements.	81

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (1.14%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	$2,280,000	$2,548,219
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,581,094
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,404,769

					5,534,082

Illinois (1.05%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	4,900,000	5,092,472

Indiana (0.25%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,086,810
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	145,000	147,639

					1,234,449

Iowa (2.36%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	379,088
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,606,096
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,502,411
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa2	1,015,000	1,070,734
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,977,619
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,401,877
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,524,610

					11,462,435

Kansas (3.39%)
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2020	Aa1	620,000	630,416
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	4,365,000	4,197,253
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	4.250%	10/01/2022	Aaa	4,265,000	4,308,247
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2025	Aaa	1,000,000	1,011,970
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,062,125
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,748,583
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,538,446

					16,497,040

Kentucky (1.64%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	110,000	120,328
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,834,163
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,066,700
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,668,305
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,313,533

					8,003,029

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA-	$260,000	$266,591

Maine (0.19%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	912,230

Maryland (1.23%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,027,729
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,044,420
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,909,663

					5,981,812

Massachusetts (1.07%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	471,464
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	215,989
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	188,341
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	943,119
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,136,260
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,230,760

					5,185,933

Michigan (4.48%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,090,740
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	790,488
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	245,776
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA-	1,625,000	1,722,841
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,091,380
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,005,033
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	1,600,000	1,668,368
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,428,214
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,747,490
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	2,978,097
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	1,022,380

					21,790,807

Minnesota (0.91%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,138,740

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	$2,500,000	$2,739,275
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	543,870

					4,421,885

Mississippi (0.81%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,154,000
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,146,520
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,651,621

					3,952,141

Missouri (1.94%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	501,750
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,082,380
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,103,100
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,705,410
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,906,008
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,140,050

					9,438,698

Montana (0.47%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	329,014
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa3	380,000	419,243
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	288,042
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	567,840
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	704,531

					2,308,670

Nebraska (1.45%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,264,568
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,061,362
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	Aa2	1,500,000	1,708,230
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,001,178

					7,035,338

New Hampshire (0.11%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	541,810

New Jersey (4.13%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,304,355
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	608,727

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	$1,205,000	$1,304,220
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	191,758
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	213,897
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	742,763
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,492,804
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	402,575
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,381,082
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,499,893
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,569,853
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AA+	850,000	923,831
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,531,267
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,186,557
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,518,564
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AA+	630,000	680,558
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,586,330
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	977,592

					20,116,626

New Mexico (1.85%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,812,318
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,832,974
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,026,804
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,698,875
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	539,189
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,112,180

					9,022,340

New York (2.77%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	865,000	915,343
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2021	NR	135,000	143,068
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	451,556
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,082,540
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,379,165
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	719,332

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	$510,000	$526,325
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,104,940
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,093,450
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,028,480
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,074,819
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,146,120
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,812,750

					13,477,888

North Carolina (3.30%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,549,957
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,205,980
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,375,966
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,101,380
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,658,490
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	213,435
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,331,960
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,741,980
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	327,792
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	461,152
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,108,130

					16,076,222

North Dakota (0.28%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,375,556

Ohio (3.82%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	793,898
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,217,580
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,186,390
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,604,550
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,412,718
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,137,650
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,630,980
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,142,900
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,724,574
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,989,456

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	$1,680,000	$1,777,121

					18,617,817

Oklahoma (1.33%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,729,875
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,149,010
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,259,214
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	451,668
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	880,764

					6,470,531

Oregon (2.47%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,179,707
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,071,320
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,557,765
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,624,695
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	619,601
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	358,717
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	685,388
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,113,240
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,120,461
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,680,075

					12,010,969

Pennsylvania (2.81%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	994,564
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,791,970
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,587,342
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,086,553
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,132,380
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,333,317
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,701,210
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,182,919
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,855,133

					13,665,388

Rhode Island (0.78%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,087,610
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,176,916

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (Cont.)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	$500,000	$548,760

					3,813,286

South Carolina (5.01%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,898,800
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,972,674
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,131,180
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,615,800
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,865,887
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	3,500,000	4,026,470
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	3,084,897
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,657,492
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,141,920
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,994,981

					24,390,101

Tennessee (3.30%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	189,849
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,371,640
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,117,270
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,535,000	1,547,664
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa2	1,000,000	1,093,670
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,533,850
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	448,141
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,446,785
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,303,428

					16,052,297

Texas (2.59%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,315,980
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,720,680
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,096,300
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	978,633
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,687,917
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	1,054,400

88	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	$1,565,000	$1,764,538

					12,618,448

Utah (0.70%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,105,220
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	517,045
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A (c)	5.000%	10/01/2029	AA+	500,000	558,715
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,234,626

					3,415,606

Virginia (3.75%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,043,361
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	547,706
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,661,802
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,722,168
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,086,490
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,505,344
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,021,250
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,115,451
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,213,264
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,317,194

					18,234,030

Washington (4.47%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,420,000	1,546,508
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,169,300
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,287,560
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,785,300
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	759,050
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,568,962
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	445,000	498,676
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	941,445
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,498,575
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,456,811
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,249,435

					21,761,622

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (3.26%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	$2,200,000	$2,608,738
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,432,822
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	2,240,000	2,510,480
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,536,402
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	2,902,949
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,878,667

					15,870,058

Wisconsin (1.30%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	2,700,000	2,799,711
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	982,447
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,558,398

					6,340,556

Total Long-term Municipal Bonds
(cost $455,350,351)					468,001,614

	Shares	Value
Short-term Investments (2.85%)
JPMorgan Tax Free Money Market Fund	13,850,988	$13,850,988

Total Short-term Investments
(cost $13,850,988)		13,850,988

TOTAL INVESTMENTS (98.99%)
(cost $469,201,339)		481,852,602
OTHER ASSETS, NET OF LIABILITIES (1.01%)		4,922,490

NET ASSETS (100.00%)		$486,775,092

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

90	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Principal amount	Value
Short-term Investments (99.29%)
Agriculture, Foods, & Beverage (13.07%)
Coca-Cola Co. (a) 0.090%, 08/28/2014	$10,836,000	$10,834,429
Nestle Finance International Ltd. 0.100%, 07/07/2014	3,896,000	3,895,935
0.080%, 07/14/2014	6,814,000	6,813,803
0.090%, 07/16/2014	4,471,000	4,470,832
Pepsico Inc. (a) 0.060%, 07/28/2014	13,000,000	12,999,415

		39,014,414

Automotive (13.54%)
American Honda Finance Corp. 0.110%, 07/07/2014	1,560,000	1,559,971
0.100%, 08/13/2014	13,640,000	13,638,371
PACCAR Financial Corp. 0.070%, 07/10/2014	8,186,000	8,185,857
0.120%, 09/18/2014	4,300,000	4,298,868
Toyota Motor Credit Corp. 0.080%, 07/03/2014	5,150,000	5,149,977
0.100%, 09/02/2014	7,583,000	7,581,673

		40,414,717

Chemicals (2.34%)
EI du Pont de Nemours and Co. (a) 0.080%, 07/29/2014	7,000,000	6,999,564

Consumer & Marketing (5.05%)
Procter & Gamble Co., The (a) 0.090%, 08/04/2014	7,840,000	7,839,334
0.100%, 09/16/2014	7,240,000	7,238,451

		15,077,785

Financial Services (5.17%)
General Electric Capital Corp. 0.070%, 08/25/2014	15,420,000	15,418,351

Government Agency Securities (b) (36.08%)
Federal Home Loan Bank 0.045%, 07/07/2014	10,000,000	9,999,917
0.057%, 07/07/2014	8,240,000	8,239,930
0.060%, 07/11/2014	2,250,000	2,249,962
0.060%, 07/18/2014	1,720,000	1,719,951
0.050%, 07/23/2014	2,240,000	2,239,932
0.060%, 07/30/2014	7,000,000	6,999,662
0.060%, 08/01/2014	29,950,000	29,948,453
0.045%, 08/04/2014	6,400,000	6,399,726
0.065%, 08/06/2014	4,775,000	4,774,690
0.055%, 08/08/2014	13,800,000	13,799,199
0.045%, 08/29/2014	14,000,000	13,998,968
0.070%, 09/05/2014	6,025,000	6,024,227
Federal National Mortgage Association 0.060%, 09/02/2014	1,300,000	1,299,864

		107,694,481

	Principal amount	Value
Short-term Investments (Cont.)
Health Care (2.09%)
Abbott Laboratories (a) 0.090%, 09/03/2014	$6,239,000	$6,238,002

Machinery & Manufacturing (6.18%)
Caterpillar Finance Service Corp. 0.100%, 08/12/2014	5,000,000	4,999,417
0.100%, 08/20/2014	9,000,000	8,998,750
John Deere Capital Corp. (a) 0.070%, 08/04/2014	4,448,000	4,447,706

		18,445,873

Oil & Gas (4.74%)
Chevron Corp. (a) 0.070%, 07/16/2014	2,178,000	2,177,936
0.070%, 08/19/2014	1,355,000	1,354,871
0.080%, 08/26/2014	10,620,000	10,618,678

		14,151,485

	Shares	Value
Registered Investment Companies (0.31%)
JPMorgan U.S. Government Money Market Fund	922,512	$922,512

See accompanying notes to financial statements.	91

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (10.72%)
U.S. Treasury Bill 0.011%, 07/10/2014	$14,000,000	$13,999,962
0.013%, 07/24/2014	18,000,000	17,999,850

		31,999,812

Total Short-term Investments
(cost $296,376,996)		296,376,996

TOTAL INVESTMENTS (99.29%)
(cost $296,376,996)		296,376,996
OTHER ASSETS, NET OF LIABILITIES (0.71%)		2,107,542

NET ASSETS (100.00%)		$298,484,538

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

92	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$351,927,652	237,374,691	116,748,700

Investments in securities at market value	$456,723,980	287,347,074	149,471,288
Cash	—	—	—
Foreign currencies at value (cost $49,104 and $2,105,354, respectively)	—	—	49,127
Receivable for:
Dividends and interest	341,170	171,022	226,334
Shares of the Fund sold	387,781	291,055	71,664
Securities sold	—	182,302	—
Due from broker	—	—	—
SFIMC	—	—	1,711
Federal tax expense reimbursement	—	—	—
Variation margin on futures contracts	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	98
Prepaid expenses	31,070	44,387	24,286

Total assets	457,484,001	288,035,840	149,844,508

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	96,748	71,365	36,014
Securities Purchased	—	412,418	48,343
Securities sold short, at value (proceeds of $45,270)	—	—	—
Variation margin on futures contracts	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	41
Due to affiliates	415,209	347,279	191,852
Accrued liabilities	51,704	55,590	82,395

Total liabilities	563,661	886,652	358,645

Net assets applicable to shares outstanding of common stock	$456,920,340	287,149,188	149,485,863

Analysis of Net Assets
Paid-in-capital	$360,460,899	213,727,178	125,310,518
Accumulated net realized gain (loss)	(10,158,710)	23,767,265	(8,789,394)
Net unrealized appreciation (depreciation)	104,796,328	49,972,383	32,727,038
Accumulated undistributed net investment income (loss)	1,821,823	(317,638)	237,701

Net assets applicable to shares outstanding	$456,920,340	287,149,188	149,485,863

Fund shares outstanding:
Class A Shares	10,834,448	6,689,871	3,800,745
Class B Shares	331,050	1,136,681	953,887
Legacy Class A Shares	11,306,141	7,877,741	4,427,845
Legacy Class B Shares	964,289	1,133,796	970,813
Institutional Shares	23,835,954	3,514,989	1,777,573
Class R-1 Shares	243,737	297,128	241,834
Class R-2 Shares	1,385,538	884,238	538,128
Class R-3 Shares	237,064	220,353	188,285
Net assets applicable to shares outstanding:
Class A Shares	$99,532,418	89,379,968	43,922,050
Class B Shares	3,021,094	14,354,301	10,843,487
Legacy Class A Shares	107,963,142	103,200,357	51,632,944
Legacy Class B Shares	9,163,761	13,911,248	11,154,868
Institutional Shares	220,117,378	47,973,692	20,753,430
Class R-1 Shares	2,237,506	3,799,628	2,774,139
Class R-2 Shares	12,696,098	11,551,321	6,209,469
Class R-3 Shares	2,188,943	2,978,673	2,195,476
Net asset value:
Class A Shares	$9.19	13.36	11.56
Class B Shares	9.13	12.63	11.37
Legacy Class A Shares	9.55	13.10	11.66
Legacy Class B Shares	9.50	12.27	11.49
Institutional Shares	9.23	13.65	11.68
Class R-1 Shares	9.18	12.79	11.47
Class R-2 Shares	9.16	13.06	11.54
Class R-3 Shares	9.23	13.52	11.66
Maximum offering price:
Class A Shares	$9.67	14.06	12.17
Legacy Class A Shares	9.85	13.51	12.02

(a)	Relates to investments in affiliated investment companies.
(b)	Includes $497,376 pledged for open futures contracts.

94	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund		Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

540,205,154	319,405,024	197,713,172		235,491,551	(a)	667,998,109	469,201,339	296,376,996

955,009,203	443,800,923	272,643,358		276,672,567	(a)	686,615,062	481,852,602	296,376,996
5,758	—	—		486,904		—	—	—
—	—	2,116,062	(b)	—		—	—	—

980,671	458,056	959,145		250,637		4,857,865	5,524,594	1
1,752,559	564,122	312,525		321,583		991,001	692,193	3,057,083
41,731	44,598,493	15,770		—		—	—	—
45,270	—	—		—		—	—	—
—	299	567		61,990		—	—	126,636
—	1,069	—		—		—	—	—
6,109	75,090	—		—		—	—	—
—	—	27,835		—		—	—	—
70,367	56,605	35,168		7,176		29,715	25,566	37,008

957,911,668	489,554,657	276,110,430		277,800,857		692,493,643	488,094,955	299,597,724

—	—	—		—		304,960	249,771	552

587,350	246,024	98,481		43,805		343,929	172,890	900,995
768,298	43,695,889	23,175		—		2,995,055	560,570	—
45,270	—	—		—		—	—	—
—	—	2,393		—		—	—	—
—	—	—		—		—	—	—
642,427	362,436	272,451		96,431		369,913	273,958	154,347
100,841	90,270	142,942		42,995		88,988	62,674	57,292

2,144,186	44,394,619	539,442		183,231		4,102,845	1,319,863	1,113,186

955,767,482	445,160,038	275,570,988		277,617,626		688,390,798	486,775,092	298,484,538

549,354,842	298,681,445	226,800,884		235,828,527		670,746,666	475,998,946	298,484,538
(14,897,782)	20,922,535	(30,095,401)		523,673		(972,821)	(1,875,117)	—
414,944,450	124,624,402	74,981,401		41,181,016		18,616,953	12,651,263	—
6,365,972	931,656	3,884,104		84,410		—	—	—

955,767,482	445,160,038	275,570,988		277,617,626		688,390,798	486,775,092	298,484,538

21,593,385	5,771,957	6,137,650		8,957,865		29,676,056	33,847,268	149,602,020
820,849	882,545	980,014		1,279,696		1,066,403	586,063	584,240
28,758,338	12,099,564	7,955,216		9,972,458		11,540,872	7,088,734	69,300,732
2,145,259	1,884,143	1,301,702		2,288,639		499,264	71,492	1,474,815
8,917,457	4,758,369	3,637,156		2,604,613		16,864,591		58,199,835
437,077	238,834	285,684		265,548		309,178		4,543,308
1,325,381	563,705	640,876		567,104		686,168		12,899,899
134,613	146,499	179,787		140,885		162,096		1,879,698

320,577,978	98,093,230	80,106,474		94,951,584		335,976,215	396,233,987	149,602,022
12,205,225	14,703,009	12,773,361		13,578,028		12,064,892	6,857,745	584,239
429,074,140	203,754,690	103,656,380		106,697,121		130,754,191	82,847,711	69,300,730
32,161,261	31,055,327	17,010,318		24,544,672		5,659,696	835,649	1,474,809
133,592,887	81,433,935	47,603,573		27,639,802		190,838,622		58,199,833
6,505,630	4,043,678	3,725,098		2,780,178		3,500,369		4,543,307
19,638,203	9,569,133	8,341,291		5,946,585		7,761,040		12,899,900
2,012,158	2,507,036	2,354,493		1,479,656		1,835,773		1,879,698

14.85	16.99	13.05		10.60		11.32	11.71	1.00
14.87	16.66	13.03		10.61		11.31	11.70	1.00
14.92	16.84	13.03		10.70		11.33	11.69	1.00
14.99	16.48	13.07		10.72		11.34	11.69	1.00
14.98	17.11	13.09		10.61		11.32		1.00
14.88	16.93	13.04		10.47		11.32		1.00
14.82	16.98	13.02		10.49		11.31		1.00
14.95	17.11	13.10		10.50		11.33		1.00

15.63	17.88	13.74		11.16		11.67	12.07	1.00
15.38	17.36	13.43		11.03		11.68	12.05	1.00

See accompanying notes to financial statements.	95

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities in Master Portfolios	$1,159,398,752	1,899,523,275	1,786,585,227	1,313,221,579	223,397,521
Receivable for:
Shares of the Fund sold	2,732,129	4,587,097	4,239,727	3,532,580	755,068
SFIMC	68,084	111,442	104,681	77,065	13,033
Prepaid expenses	46,054	72,828	54,004	80,484	19,365

Total assets	1,162,245,019	1,904,294,642	1,790,983,639	1,316,911,708	224,184,987

Liabilities and Net Assets
Distributions to shareholders	41,752	—	—	—	—
Payable for:
Shares of the Fund redeemed	532,868	565,439	845,517	890,654	129,976
Investments in Master Portfolios	2,199,261	4,021,658	3,394,210	2,641,927	625,092
Due to affiliates	865,560	1,448,072	1,384,816	1,039,582	204,197
Accrued liabilities	54,252	79,811	92,992	69,630	33,605

Total liabilities	3,693,693	6,114,980	5,717,535	4,641,793	992,870

Net assets applicable to shares outstanding of common stock	$1,158,551,326	1,898,179,662	1,785,266,104	1,312,269,915	223,192,117

Analysis of Net Assets
Paid-in-capital	1,038,103,042	1,639,985,982	1,509,585,167	1,090,190,050	187,587,415
Accumulated net realized gain (loss)	65,057,162	142,016,220	141,135,635	110,946,273	14,455,490
Net unrealized appreciation (depreciation)	55,650,345	103,244,729	122,722,090	101,576,048	19,610,253
Accumulated undistributed net investment income (loss)	(259,223)	12,932,731	11,823,212	9,557,544	1,538,959

Net assets applicable to shares outstanding	$1,158,551,326	1,898,179,662	1,785,266,104	1,312,269,915	223,192,117

Fund shares outstanding:
Class A Shares	56,075,191	73,898,978	65,926,319	39,259,975	18,198,255
Class B Shares	1,031,852	2,293,063	2,781,314	2,694,339
Legacy Class A Shares	21,869,012	30,275,137	22,674,876	15,632,719
Legacy Class B Shares	784,230	1,723,226	1,508,423	1,348,606
Institutional Shares	7,227,673	12,211,364	13,029,138	14,812,908
Class R-1 Shares	523,142	1,150,667	1,726,353	1,196,914	475,309
Class R-2 Shares	1,708,816	3,441,090	2,982,806	2,355,413	843,943
Class R-3 Shares	137,052	308,657	259,465	233,502
Net assets applicable to shares outstanding:
Class A Shares	$721,331,037	1,120,409,558	1,060,622,038	663,191,288	208,066,312
Class B Shares	13,356,818	34,420,566	44,369,298	45,111,582
Legacy Class A Shares	287,431,588	457,465,207	365,247,557	264,838,302
Legacy Class B Shares	10,355,061	26,078,834	24,255,378	22,831,648
Institutional Shares	95,003,058	185,823,144	211,080,132	252,413,249
Class R-1 Shares	6,754,729	17,338,988	27,587,823	20,100,717	5,443,044
Class R-2 Shares	22,519,683	51,957,810	47,900,246	39,767,332	9,682,761
Class R-3 Shares	1,799,352	4,685,555	4,203,632	4,015,797
Net asset value:
Class A Shares	$12.86	15.16	16.09	16.89	11.43
Class B Shares	12.94	15.01	15.95	16.74
Legacy Class A Shares	13.14	15.11	16.11	16.94
Legacy Class B Shares	13.20	15.13	16.08	16.93
Institutional Shares	13.14	15.22	16.20	17.04
Class R-1 Shares	12.91	15.07	15.98	16.79	11.45
Class R-2 Shares	13.18	15.10	16.06	16.88	11.47
Class R-3 Shares	13.13	15.18	16.20	17.20
Maximum offering price:
Class A Shares	$13.54	15.96	16.94	17.78	12.03
Legacy Class A Shares	13.55	15.58	16.61	17.46

96	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2014

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income: (a)
Dividends	$3,836,283	1,568,209	2,042,342	8,866,210	2,828,058
Interest	412	175	(70)	—	555
Securities lending - net	—	—	—	—	—
Tax-exempt interest	—	—	—	—	—

	3,836,695	1,568,384	2,042,272	8,866,210	2,828,613
Less: foreign withholding taxes	—	(2,234)	(210,858)	(954)	(1,707)
Portfolio expenses of Master Portfolios (c)	—	—	—	—	—

Total investment income	3,836,695	1,566,150	1,831,414	8,865,256	2,826,906
Expenses:
Investment advisory and management fees	1,280,295	1,075,928	572,166	797,569	700,146
Shareholder services fees	538,968	342,216	182,551	1,116,981	535,785
Distribution fees Class A	110,741	102,813	51,356	357,721	112,379
Distribution fees Class B	13,460	48,063	39,864	55,581	47,906
Distribution fees Legacy Class A	128,180	121,533	62,394	507,941	245,197
Distribution fees Legacy Class B	30,355	44,171	35,732	109,482	100,853
Distribution fees Class R-1	5,334	9,253	6,858	16,442	10,246
Distribution fees Class R-2	17,176	15,905	8,792	26,772	13,249
Regulatory fees	44,660	45,335	46,868	51,000	45,662
Reports to shareholders	43,110	37,067	24,993	94,665	60,964
Professional fees	21,455	20,931	19,883	25,078	23,372
Trustees’ fees and expenses	9,903	6,356	2,214	20,499	10,069
Custodian fees	3,044	9,638	70,350	8,380	30,811
Errors and omissions insurance	1,097	1,131	599	3,597	1,763
ICI dues	1,803	1,122	739	3,672	1,788
Securities valuation fees	1,671	2,261	8,645	4,552	16,762
Fidelity bond expense	162	167	15	541	258
License index fees	—	—	—	36,720	30,993

Total expenses	2,251,414	1,883,890	1,134,019	3,237,193	1,988,203
Less: expense reimbursement from affiliates (d)	(83)	—	(31,265)	—	(10,277)

Net expenses	2,251,331	1,883,890	1,102,754	3,237,193	1,977,926

Net investment income (loss)	1,585,364	(317,740)	728,660	5,628,063	848,980
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	26,080,073	14,794,834	2,448,432	1,990,188	17,362,941
Net realized gain (loss) on forward foreign currency contracts	—	—	(3,354)	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(19,526)	—	9
Net realized gain (loss) on futures contracts	—	—	—	2,396,146	403,666
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(560,596)	8,731
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	728,745	(429,480)	(1,449,446)	50,412,273	(6,716,780)

Net realized and unrealized gain (loss) on investments	26,808,818	14,365,354	976,106	54,238,011	11,058,567

Net change in net assets resulting from operations	$28,394,182	14,047,614	1,704,766	59,866,074	11,907,547

(a)	Components of investment income for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Relates to investments in affiliated investment companies.

(c)	Portfolio expenses of Master Portfolios for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions at the Master Portfolio level. See Note 7 under Expense Reduction Agreements.

(d)	For the Money Market Fund, this amount includes $749,741 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 7 under Expense Reduction Agreements.

98	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

7,440,317	1,407,245	(b)	—	—	—	4,706,872	10,454,126	12,851,533	11,393,942	2,332,511
123	—		10,958,726	2,475	105,159	8,101,780	10,542,178	6,849,428	3,328,129	273,048
—	—		—	—	—	67,938	121,743	115,216	101,036	15,546
—	—		—	8,427,523	—	—	—	—	—	—

7,440,440	1,407,245		10,958,726	8,429,998	105,159	12,876,590	21,118,047	19,816,177	14,823,107	2,621,105
(491,159)	—		—	—	—	—	—	—	—	—
—	—		—	—	—	(1,390,380)	(2,100,847)	(1,766,489)	(1,201,508)	(198,640)

6,949,281	1,407,245		10,958,726	8,429,998	105,159	11,486,210	19,017,200	18,049,688	13,621,599	2,422,465

623,444	—		337,852	237,785	149,814	1,923,306	3,105,641	2,895,879	2,121,621	344,804
329,437	3,361		849,123	594,463	381,341	1,384,216	2,242,721	2,094,330	1,535,688	250,910
91,207	109,195		410,635	482,851	112,923	841,176	1,286,134	1,211,137	755,391	229,783
41,917	51,223		38,613	21,724	1,892	47,113	157,312	201,254	202,105	—
123,388	128,488		161,313	102,170	52,280	350,912	547,167	433,478	314,607	—
55,386	78,740		20,924	2,827	4,740	39,448	94,497	86,722	80,007	—
9,327	6,538		8,903	—	8,963	16,555	43,961	65,533	47,720	12,230
11,270	8,365		11,237	—	13,297	32,150	72,286	65,655	52,664	12,469
49,081	69,134		48,873	41,296	59,018	63,265	64,923	71,042	58,955	25,633
65,804	37,754		54,860	17,219	33,962	48,445	87,775	97,015	43,882	27,945
36,422	19,267		31,072	28,752	21,928	20,429	27,107	28,984	21,005	15,333
5,113	6,095		15,685	11,021	7,224	25,505	39,375	33,880	23,155	3,415
63,866	—		6,007	2,628	1,745	1,170	1,309	1,379	1,302	1,309
969	1,094		3,047	2,708	1,353	4,284	6,674	6,071	6,707	436
1,140	—		3,957	2,900	1,577	5,012	8,011	6,864	2,426	649
9,938	—		40,980	47,384	2,232	—	—	—	—	—
141	163		451	400	201	228	961	440	623	48
47,085	—		—	—	—	—	—	—	—	—

1,564,935	519,417		2,043,532	1,596,128	854,490	4,803,214	7,785,854	7,299,663	5,267,858	924,964
(19,791)	(133,507)		—	—	(749,741)	(384,661)	(621,128)	(579,176)	(424,324)	(68,961)

1,545,144	385,910		2,043,532	1,596,128	104,749	4,418,553	7,164,726	6,720,487	4,843,534	856,003

5,404,137	1,021,335		8,915,194	6,833,870	410	7,067,657	11,852,474	11,329,201	8,778,065	1,566,462

(456,093)	1		(1,081,508)	(327,289)	—	39,750,488	84,796,685	95,731,907	81,167,971	12,088,842
51,277	—		—	—	—	—	—	—	—	—
(14,607)	—		—	—	—	—	—	—	—	—
453,853	—		—	—	—	—	—	—	—	—
(175,678)	—		—	—	—	—	—	—	—	—
6,569,537	13,819,649	(b)	21,486,830	20,253,061	—	3,777,407	(9,332,618)	(18,378,117)	(20,378,393)	(1,571,741)

6,428,289	13,819,650		20,405,322	19,925,772	—	43,527,895	75,464,067	77,353,790	60,789,578	10,517,101

11,832,426	14,840,985		29,320,516	26,759,642	410	50,595,552	87,316,541	88,682,991	69,567,643	12,083,563

See accompanying notes to financial statements.	99

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2014 (Unaudited) and the year ended December 31, 2013	2014	2013
From operations:
Net investment income (loss)	$1,585,364	2,128,208
Net realized gain (loss)	26,080,073	48,684,581
Change in net unrealized appreciation or depreciation	728,745	52,864,350

Net change in net assets resulting from operations	28,394,182	103,677,139
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(10)	(383,697)
Class B Shares	—	—
Legacy Class A Shares	2	(410,088)
Legacy Class B Shares	—	—
Institutional Shares	(3)	(1,352,171)
Class R-1 Shares	—	—
Class R-2 Shares	—	(37,122)
Class R-3 Shares	—	(11,898)

	(11)	(2,194,976)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(11)	(2,194,976)
From Fund share transactions:
Proceeds from shares sold	26,701,906	48,971,918
Reinvestment of distributions	12	1,126,025

	26,701,918	50,097,943
Less payments for shares redeemed	(17,142,771)	(47,218,254)

Net increase (decrease) in net assets from Fund share transactions	9,559,147	2,879,689

Total increase (decrease) in net assets	37,953,318	104,361,852

Net assets:
Beginning of period	418,967,022	314,605,170

End of period*	$456,920,340	418,967,022

* Including accumulated undistributed net investment income (loss)	$1,821,823	236,470

100	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2014	2013	2014	2013	2014	2013	2014	2013

(317,740)	(1,021,868)	728,660	722,265	5,628,063	9,781,628	848,980	762,981
14,794,834	45,105,988	2,425,552	11,231,471	4,386,334	5,662,058	17,766,616	21,076,629
(429,480)	23,987,615	(1,449,446)	9,654,432	49,851,677	188,027,238	(6,708,049)	95,048,629

14,047,614	68,071,735	1,704,766	21,608,168	59,866,074	203,470,924	11,907,547	116,888,239

154	(179,580)	(21)	(431,875)	434	(3,213,809)	1,060	(311,310)
59	—	—	(79,085)	—	(47,034)	—	—
(199)	(203,173)	(38)	(518,164)	211	(4,546,462)	162	(642,945)
9	—	—	(74,305)	4	(232,429)	(71)	16
79	(183,366)	(7)	(251,497)	(36)	(1,580,423)	3,680	(418,162)
—	—	—	(21,943)	—	(63,826)	—	(2,217)
—	(12,588)	—	(53,956)	—	(204,996)	—	(21,521)
—	(10,744)	—	(25,543)	—	(47,288)	—	(11,736)

102	(589,451)	(66)	(1,456,368)	613	(9,936,267)	4,831	(1,407,875)

—	(7,612,852)	—	—	—	—	—	(4,012,171)
—	(1,453,989)	—	—	—	—	—	(697,507)
—	(9,589,224)	—	—	—	—	—	(9,395,974)
—	(1,524,844)	—	—	—	—	—	(1,603,081)
—	(4,167,251)	—	—	—	—	—	(3,593,955)
—	(372,833)	—	—	—	—	—	(195,961)
—	(1,035,514)	—	—	—	—	—	(415,302)
—	(276,635)	—	—	—	—	—	(114,971)

—	(26,033,142)	—	—	—	—	—	(20,028,922)

102	(26,622,593)	(66)	(1,456,368)	613	(9,936,267)	4,831	(21,436,797)

40,509,996	41,411,942	8,385,451	17,900,304	96,195,896	161,059,741	49,882,315	52,313,794
(101)	19,969,684	40	916,368	(613)	9,714,877	(4,830)	17,129,145

40,509,895	61,381,626	8,385,491	18,816,672	96,195,283	170,774,618	49,877,485	69,442,939
(35,630,044)	(31,198,937)	(6,344,891)	(15,010,770)	(77,932,435)	(122,268,328)	(45,695,916)	(43,798,422)

4,879,851	30,182,689	2,040,600	3,805,902	18,262,848	48,506,290	4,181,569	25,644,517

18,927,567	71,631,831	3,745,300	23,957,702	78,129,535	242,040,947	16,093,947	121,095,959

268,221,621	196,589,790	145,740,563	121,782,861	877,637,947	635,597,000	429,066,091	307,970,132

287,149,188	268,221,621	149,485,863	145,740,563	955,767,482	877,637,947	445,160,038	429,066,091

(317,638)	—	237,701	(490,893)	6,365,972	737,296	931,656	77,845

See accompanying notes to financial statements.	101

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2014 (Unaudited) and the year ended December 31, 2013	2014	2013
From operations:
Net investment income (loss)	$5,404,137	4,145,798
Net realized gain (loss)	34,430	(557,989)
Change in net unrealized appreciation or depreciation	6,393,859	39,036,961

Net change in net assets resulting from operations	11,832,426	42,624,770
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	245	(1,167,452)
Class B Shares	—	(149,510)
Legacy Class A Shares	100	(1,648,833)
Legacy Class B Shares	(13)	(223,618)
Institutional Shares	1,302	(831,141)
Class R-1 Shares	—	(49,183)
Class R-2 Shares	—	(118,024)
Class R-3 Shares	—	(41,545)

	1,634	(4,229,306)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	1,634	(4,229,306)
From Fund share transactions:
Proceeds from shares sold	22,376,231	33,852,562
Reinvestment of distributions	(1,635)	3,236,650

	22,374,596	37,089,212
Less payments for shares redeemed	(13,687,147)	(26,902,215)

Net increase (decrease) in net assets from Fund share transactions	8,687,449	10,186,997

Total increase (decrease) in net assets	20,521,509	48,582,461

Net assets:
Beginning of period	255,049,479	206,467,018

End of period*	$275,570,988	255,049,479

* Including accumulated undistributed net investment income (loss)	$3,884,104	(1,521,667)

(a)	Relates to investments in affiliated investment companies.

102	See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2014	2013	2014	2013	2014	2013	2014	2013

1,021,335 (a)	2,735,698 (a)	8,915,194	18,763,643	6,833,870	14,628,000	410	1,441
1 (a)	690,397 (a)	(1,081,508)	5,999,569	(327,289)	(1,504,075)	—	638
13,819,649 (a)	33,089,734 (a)	21,486,830	(52,708,997)	20,253,061	(36,142,742)	—	—

14,840,985	36,515,829	29,320,516	(27,945,785)	26,759,642	(23,018,817)	410	2,079

(364,819)	(905,308)	(4,240,808)	(9,236,804)	(5,561,650)	(12,025,308)	—	—
(19,169)	(81,676)	(129,706)	(262,297)	(82,948)	(159,560)	—	—
(408,210)	(1,142,774)	(1,667,148)	(3,617,701)	(1,178,464)	(2,338,117)	—	—
(45,771)	(182,520)	(70,256)	(241,722)	(10,808)	(105,015)	—	—
(137,282)	(329,295)	(2,650,052)	(5,055,448)	—	—	(398)	(1,384)
(6,892)	(20,882)	(40,325)	(94,328)	—	—	—	—
(20,354)	(58,552)	(92,256)	(198,912)	—	—	—	—
(6,995)	(19,140)	(24,643)	(56,431)	—	—	(12)	(57)

(1,009,492)	(2,740,147)	(8,915,194)	(18,763,643)	(6,833,870)	(14,628,000)	(410)	(1,441)

—	—	—	(2,471,793)	—	—	—	—
—	—	—	(88,031)	—	—	—	—
—	—	—	(970,585)	—	—	—	—
—	—	—	(54,819)	—	—	—	—
—	—	—	(1,371,827)	—	—	—	—
—	—	—	(28,354)	—	—	—	—
—	—	—	(60,590)	—	—	—	—
—	—	—	(13,428)	—	—	—	—

—	—	—	(5,059,427)	—	—	—	—

(1,009,492)	(2,740,147)	(8,915,194)	(23,823,070)	(6,833,870)	(14,628,000)	(410)	(1,441)

41,995,632	46,309,777	66,433,973	174,881,737	34,605,922	132,543,840	200,144,060	435,032,169
847,914	2,236,020	7,147,508	19,762,826	5,322,861	11,513,252	345	1,272

42,843,546	48,545,797	73,581,481	194,644,563	39,928,783	144,057,092	200,144,405	435,033,441
(34,885,956)	(29,658,674)	(88,125,381)	(208,585,482)	(50,211,918)	(198,045,807)	(219,242,029)	(405,879,625)

7,957,590	18,887,123	(14,543,900)	(13,940,919)	(10,283,135)	(53,988,715)	(19,097,624)	29,153,816

21,789,083	52,662,805	5,861,422	(65,709,774)	9,642,637	(91,635,532)	(19,097,624)	29,154,454

255,828,543	203,165,738	682,529,376	748,239,150	477,132,455	568,767,987	317,582,162	288,427,708

277,617,626	255,828,543	688,390,798	682,529,376	486,775,092	477,132,455	298,484,538	317,582,162

84,410	72,567	—	—	—	—	—	—

See accompanying notes to financial statements.	103

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2014 (Unaudited) and the year ended December 31, 2013	2014	2013
From operations:
Net investment income	$7,067,657	10,252,077
Net realized gain (loss)	39,750,488	48,971,853
Change in net unrealized appreciation or depreciation	3,777,407	(2,168,016)

Net change in net assets resulting from operations	50,595,552	57,055,914
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(4,413,120)	(6,037,193)
Class B Shares	(51,243)	(86,303)
Legacy Class A Shares	(1,705,893)	(2,770,990)
Legacy Class B Shares	(39,975)	(93,092)
Institutional Shares	(672,215)	(1,033,311)
Class R-1 Shares	(30,854)	(42,314)
Class R-2 Shares	(119,705)	(159,526)
Class R-3 Shares	(12,359)	(19,841)

	(7,045,364)	(10,242,570)
Net realized gain:
Class A Shares	—	(20,604,216)
Class B Shares	—	(397,537)
Legacy Class A Shares	—	(8,753,443)
Legacy Class B Shares	—	(452,148)
Institutional Shares	—	(2,777,502)
Class R-1 Shares	—	(193,079)
Class R-2 Shares	—	(616,862)
Class R-3 Shares	—	(52,928)

	—	(33,847,715)

Total distributions to shareholders	(7,045,364)	(44,090,285)
From Fund share transactions:
Proceeds from shares sold	123,163,531	295,530,879
Reinvestment of distributions	6,983,000	43,708,301

	130,146,531	339,239,180
Less payments for shares redeemed	(95,252,217)	(171,858,802)

Net increase (decrease) in net assets from Fund share transactions	34,894,314	167,380,378

Total increase (decrease) in net assets	78,444,502	180,346,007

Net assets:
Beginning of period	1,080,106,824	899,760,817

End of period*	$1,158,551,326	1,080,106,824

* Including accumulated undistributed net investment income (loss)	$(259,223)	(281,516)

104	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2014	2013	2014	2013	2014	2013	2014	2013

11,852,474	18,235,008	11,329,201	18,683,507	8,778,065	14,966,804	1,566,462	2,319,111
84,796,685	100,980,029	95,731,907	108,924,954	81,167,971	88,429,037	12,088,842	12,588,191
(9,332,618)	22,020,585	(18,378,117)	50,778,737	(20,378,393)	56,145,868	(1,571,741)	11,358,503

87,316,541	141,235,622	88,682,991	178,387,198	69,567,643	159,541,709	12,083,563	26,265,805

765	(11,253,626)	(4,213)	(11,911,112)	(612)	(7,880,194)	(1,499)	(2,216,215)
856	(154,002)	(19)	(268,027)	1,115	(301,234)	—	—
208	(4,764,192)	(2,345)	(4,243,857)	497	(3,286,010)	—	—
—	(176,461)	—	(202,089)	67	(225,527)	—	—
16,135	(2,284,241)	(421)	(2,819,547)	(1,031)	(3,413,944)	—	—
—	(139,141)	—	(249,197)	—	(193,069)	—	(46,279)
—	(449,606)	—	(467,633)	—	(411,567)	—	(80,493)
—	(35,320)	—	(49,659)	—	(50,650)	—	—

17,964	(19,256,589)	(6,998)	(20,211,121)	36	(15,762,195)	(1,499)	(2,342,987)

—	(38,149,653)	—	(36,743,799)	3	(22,238,736)	—	(8,218,016)
—	(1,279,126)	—	(1,674,165)	—	(1,621,087)	—	—
—	(16,786,371)	—	(13,531,065)	—	(9,545,182)	—	—
—	(1,303,191)	—	(1,213,523)	—	(1,080,207)	—	—
—	(6,571,107)	—	(7,539,870)	—	(8,410,953)	—	—
—	(678,855)	—	(992,329)	—	(713,674)	—	(224,572)
—	(1,748,482)	—	(1,659,244)	—	(1,301,732)	—	(363,626)
—	(111,455)	—	(145,007)	—	(131,812)	—	—

—	(66,628,240)	—	(63,499,002)	3	(45,043,383)	—	(8,806,214)

17,964	(85,884,829)	(6,998)	(83,710,123)	39	(60,805,578)	(1,499)	(11,149,201)

213,856,203	400,567,875	204,612,430	371,404,810	153,402,417	254,817,840	43,465,305	70,535,523
52,638	85,627,637	(365)	83,568,710	4,463	60,719,636	1,432	10,929,799

213,908,841	486,195,512	204,612,065	454,973,520	153,406,880	315,537,476	43,466,737	81,465,322
(130,687,364)	(221,090,222)	(111,670,370)	(193,511,862)	(86,008,847)	(143,606,417)	(15,209,971)	(26,374,266)

83,221,477	265,105,290	92,941,695	261,461,658	67,398,033	171,931,059	28,256,766	55,091,056

170,555,982	320,456,083	181,617,688	356,138,733	136,965,715	270,667,190	40,338,830	70,207,660

1,727,623,680	1,407,167,597	1,603,648,416	1,247,509,683	1,175,304,200	904,637,010	182,853,287	112,645,627

1,898,179,662	1,727,623,680	1,785,266,104	1,603,648,416	1,312,269,915	1,175,304,200	223,192,117	182,853,287

12,932,731	1,062,293	11,823,212	501,009	9,557,544	779,443	1,538,959	(26,004)

See accompanying notes to financial statements.	105

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.
The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000 Index Master Portfolio, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Multi-class Fund Structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by 0.95. The maximum offering price for Class A shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. The maximum offering price for Legacy Class A shares of each Fund, other than the Money Market Fund, is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Fund Share Valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time) on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Expenses arising in connection with a specific share class are allocated to that class. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2014, the Tax Advantaged Bond Fund had commitments of $560,570 (representing 0.12% of net assets) for when-issued securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2014:

	Investments in Securities				Derivative Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$455,017,016	$—	$—	$455,017,016
Short-term Investments	1,706,964	—	—	1,706,964
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	283,604,760	—	—	283,604,760
Short-term Investments	3,742,314	—	—	3,742,314
International Equity Fund					—	57	—	57
Common Stocks (a)	143,234,665	23,329	—	143,257,994
Preferred Stocks (a)	1,018,350	—	—	1,018,350
Short-term Investments	5,194,944	—	—	5,194,944
S&P 500 Index Fund					140,401	—	—	140,401
Common Stocks (a)	926,045,039	—	—	926,045,039
Short-term Investments	28,964,164	—	—	28,964,164
Small Cap Index Fund					228,503	—	—	228,503
Common Stocks (a)	434,312,306	0	30,151	434,342,457
Short-term Investments	8,683,546	774,920	—	9,458,466
International Index Fund					(537)	27,835	—	27,298
Common Stocks (a)	268,206,836	4,733	0	268,211,569
Preferred Stocks (a)	1,720,836	—	—	1,720,836
Short-term Investments	2,710,953	—	—	2,710,953
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	276,672,567	—	—	276,672,567
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	452,576,089	—	452,576,089
Agency Commercial Mortgage-Backed Securities	—	66,764,836	—	66,764,836
Agency Mortgage-Backed Securities	—	57,316,372	—	57,316,372
Agency Notes & Bonds	—	7,851,260	—	7,851,260
U.S. Treasury Obligations	—	91,948,288	—	91,948,288
Short-term Investments	10,158,217	—	—	10,158,217

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$468,001,614	$—	$468,001,614
Short-term Investments	13,850,988	—	—	13,850,988
Money Market Fund					—	—	—	—
Short-term Investments	922,512	295,454,484	—	296,376,996
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,159,398,752	—	1,159,398,752
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,899,523,275	—	1,899,523,275
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,786,585,227	—	1,786,585,227
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,313,221,579	—	1,313,221,579
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	223,397,521	—	223,397,521

There were no transfers of securities between Level 1 and Level 2 as of June 30, 2014 as compared to December 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2013	$6,216
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,662)
Purchases	—
Issuances	30,151
Sales	—
Transfers in (a)	—
Transfers out (a)	(1,554)

Balance as of June 30, 2014	$30,151

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2013 or for the six months ended June 30, 2014. The remaining Funds (other than the Small Cap Index Fund, as noted above) did not hold any Level 3 securities as of December 31, 2013 or for the six months ended June 30, 2014.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

The performance of a Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. In addition, the Feeder Funds, through their investments in the Master Portfolios (that in turn, invest in the Underlying Funds), are subject to the risks of the Underlying Funds. Financial statements for the Underlying Funds are available, without charge, on the SEC’s website at “http://www.sec.gov.” For more information on the Master Portfolios’ investment allocations among the Underlying Funds, please refer to the MIP section found later in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of June 30, 2014 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	71.09%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	64.49%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	64.05%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	60.61%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	52.95%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2014, the fair value of derivative instruments, which are also disclosed in the Schedules of Investments, was as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$98		Unrealized loss on forward foreign currency contracts	$41

Total			$98			$41

		Variation Margin;			Variation Margin;
S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$140,401	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$140,401			$—

		Variation Margin;			Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$228,503	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$228,503			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$27,835		Unrealized loss on forward foreign currency contracts	$—

		Variation Margin;			Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets- Net Unrealized Appreciation	—		Analysis of Net Assets - Net Unrealized Depreciation	537	(a)

Total			$27,835			$537

(a) Represents cumulative unrealized gain (loss) of futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2014, the effect of derivative instruments on the Statements of Operations was as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(3,354)	$—	$949
S&P 500 Index Fund	Stock Index Futures Contracts	2,396,146	—	(560,596)	—
Small Cap Index Fund	Stock Index Futures Contracts	403,666	—	8,731	—
International Index Fund	Forward Foreign Currency Contracts	—	51,277	—	24,707
International Index Fund	Stock Index Futures Contracts	453,853	—	(175,678)	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2014, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar Amount of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar Amount of Contracts Sold
International Equity Fund	—	$—	4	$304,168	4	$276,416
S&P 500 Index Fund	310	28,904,831	—	—	—	—
Small Cap Index Fund	68	7,920,737	—	—	—	—
International Index Fund	92	6,046,475	1	133,333	6	2,740,159

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

For financial reporting purposes, the International Index Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The remaining Funds have not invested in any portfolio securities or entered into any derivative transactions with gross exposures on the Statements of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2014.

As of June 30, 2014, the International Index Fund’s derivative assets and liabilities (by type) were as follows:

Derivatives Instruments:	Assets	Liabilities
Futures contracts	$—	$2,393
Forward foreign currency contracts	27,835	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	27,835	2,393
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	0	2,393

Total assets and liabilities subject to a MNA	$27,835	$—

As of June 30, 2014, the International Index Fund’s derivative assets by counterparty, net of amounts available for offset under a MNA, were as follows:

Counterparty	Derivative Assets subject to a MNA	Derivatives Available for Offset	Net Amount of Derivative Assets (a)
Citibank N.A. London	$24,377	$—	$24,377
Goldman Sachs Capital Markets LP	3,458	—	3,458

Total	$27,835	$—	$27,835

(a) Net amount represents the net amount receivable by the Fund from the counterparty in the event of a default.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

6.	Income Taxes and Distributions to Shareholders

As of December 31, 2013, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2013, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2014.

As of June 30, 2014, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$352,724,480	$107,030,970	$(3,031,470)	$103,999,500
Small/Mid Cap Equity Fund	237,770,710	54,038,528	(4,462,164)	49,576,364
International Equity Fund	118,610,660	32,964,117	(2,103,489)	30,860,628
S&P 500 Index Fund	540,468,845	422,230,219	(7,689,861)	414,540,358
Small Cap Index Fund	319,423,079	150,648,952	(26,271,108)	124,377,844
International Index Fund	202,290,765	91,102,179	(20,749,586)	70,352,593
Equity and Bond Fund	235,491,551	41,181,016	—	41,181,016
Bond Fund	667,998,109	24,107,918	(5,490,965)	18,616,953
Tax Advantaged Bond Fund	469,201,339	16,889,587	(4,238,324)	12,651,263
Money Market Fund	296,376,996	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

After utilizing capital loss carryforwards to offset realized capital gains in 2013, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2013, if not applied, the carryforwards will expire as follows:

	Utilized	Non Expiring		Year of Expiration			Total
		Short-term	Long-term	2016	2017	2018
Equity Fund	$48,099,391	$—	$—	$—	$35,406,557	$—	$35,406,557
Small/Mid Cap Equity Fund	9,174,682	—	—	—	—	—	—
International Equity Fund	10,575,258	—	—	—	7,794,030	2,909,152	10,703,182
S&P 500 Index Fund	7,936,234	—	—	—	6,990,631	10,032,679	17,023,310
International Index Fund	21,656	—	9,949,264	5,140,621	7,747,891	4,077,752	26,915,528
Equity and Bond Fund	166,725	—	—	—	—	—	—
Bond Fund	831,455	—	—	—	—	—	—
Tax Advantaged Bond Fund	44,385	1,092,944	—	—	—	—	1,092,944
LifePath 2030 Fund	7,242,040	—	—	—	—	—	—
LifePath 2040 Fund	14,126,953	—	—	—	—	—	—

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2013, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$236,470	$—	$103,235,357	$(35,406,557)	$68,065,270
Small/Mid Cap Equity Fund	—	9,272,683	50,101,611	—	59,374,294
International Equity Fund	841,746	—	32,332,081	(10,703,182)	22,470,645
S&P 500 Index Fund	734,507	—	364,007,458	(18,196,012)	346,545,953
Small Cap Index Fund	816,156	2,741,307	131,008,752	—	134,566,215
International Index Fund	73,921	—	64,025,737	(27,163,614)	36,936,044
Equity and Bond Fund	72,567	523,672	27,361,367	—	27,957,606
Bond Fund	48,913	108,687	(2,869,877)	(48,913)	(2,761,190)
Tax Advantaged Bond Fund	—	—	(7,601,798)	(1,548,460)	(9,150,258)
Money Market Fund	—	638	—	—	638
LifePath Retirement Fund	2,384,261	7,532,708	66,981,127	—	76,898,096
LifePath 2020 Fund	5,617,555	19,226,256	146,015,364	—	170,859,175
LifePath 2030 Fund	6,735,572	17,982,795	162,286,577	—	187,004,944
LifePath 2040 Fund	5,788,151	15,322,363	131,401,669	—	152,512,183
LifePath 2050 Fund	902,550	2,694,291	19,925,797	—	23,522,638

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2013 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, and nondeductible start-up expenses.

From November 1, 2013 through December 31, 2013, the S&P 500 Index Fund incurred $1,172,702 in realized losses, the International Index Fund incurred $51,538 in specified losses and $196,548 in realized losses, the Tax Advantaged Bond Fund incurred $455,516 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2014.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2013, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$(751,908)	$11,783	$—	$740,125
International Equity Fund	—	(190,023)	—	190,023
S&P 500 Index Fund	2	(12,856)	—	12,854
Small Cap Index Fund	(6,431)	(73,121)	—	79,552
International Index Fund	—	198,480	—	(198,480)
LifePath Retirement Fund	—	(309,750)	—	309,750
LifePath 2020 Fund	—	(417,593)	—	417,593
LifePath 2030 Fund	—	(298,631)	—	298,631
LifePath 2040 Fund	—	(165,730)	—	165,730
LifePath 2050 Fund	(15,119)	(7,001)	—	22,120

The tax character of distributions was designated as follows for the year ended December 31, 2013:

2013	Tax Exempt Income	Ordinary Income	Long- term Capital Gain	Total
Small Cap Index Fund	$—	$2,917,895	$18,518,902	$21,436,797
Tax Advantaged Bond Fund	14,623,258	4,742	—	14,628,000
LifePath Retirement Fund	—	17,579,941	26,510,344	44,090,285
LifePath 2020 Fund	—	36,494,091	49,390,738	85,884,829
LifePath 2030 Fund	—	34,085,772	49,624,351	83,710,123
LifePath 2040 Fund	—	21,141,028	39,664,550	60,805,578
LifePath 2050 Fund	—	5,166,805	5,982,396	11,149,201

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2013.

7.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for BlackRock Fund Advisors (“BlackRock”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund	0.70%
S&P 500 Index Fund	0.18%	LifePath 2020 Fund	0.70%
Small Cap Index Fund (a)	0.33%	LifePath 2030 Fund	0.70%
International Index Fund (a)	0.48%	LifePath 2040 Fund	0.70%
Equity and Bond Fund	None	LifePath 2050 Fund	0.70%
Bond Fund	0.10%

(a) Through September 30, 2013, investment advisory and management services for the Small Cap Index Fund and International Index Fund were 0.35% and 0.50% of average daily net assets, respectively.

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, LLC (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; BlackRock as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund; and Northern Trust Investments, Inc. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock, and Northern Trust determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, BlackRock’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

For the six months ended June 30, 2014, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Bridgeway	Westwood	Rainier	Marsico	Northern Cross	BlackRock	Northern Trust
Equity Fund	$457,536	$357,891	$—	$—	$—	$—	$—
Small/Mid Cap Equity Fund	400,511	—	379,854	—	—	—	—
International Equity Fund	—	—	—	178,436	215,066	—	—
S&P 500 Index Fund	—	—	—	—	—	81,430	—
Small Cap Index Fund	—	—	—	—	—	—	189,580
International Index Fund	—	—	—	—	—	—	123,788

Total Sub-Advisory Fees	$858,047	$357,891	$379,854	$178,436	$215,066	$81,430	$313,368

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Small/Mid Cap Equity Fund (a)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
International Equity Fund (b)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
Small Cap Index Fund (c)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
International Index Fund (d)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
Equity and Bond Fund (e)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
LifePath Retirement Fund (f)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

(a)       For the period July 1, 2013 through November 10, 2013, the distribution and service (12b-1) fees for the Small/Mid Cap Equity Fund Class B shares were 0.60% of average daily net assets. For the period November 11, 2013 through April 7, 2014, the distribution and service (12b-1) fees for the Small/Mid Cap Equity Fund Class B shares were 0.50% of average daily net assets.

(b)       For the period January 1, 2013 through April 7, 2014, the distribution and service (12b-1) fees for the International Equity Fund Class B shares were 0.60% of average daily net assets.

(c)       For the period October 1, 2013 through November 10, 2013, the distribution and service (12b-1) fees for the Small Cap Index Fund Class B shares were 0.65% of average daily net assets. For the period November 11, 2013 through December 8, 2013, the distribution and service (12b-1) fees for the Small Cap Index Fund Class B shares were 0.45% of average daily net assets. For the period December 9, 2013 through December 31, 2013, the distribution and service (12b-1) fees for the Small Cap Index Fund Class B shares were 0.00% of average daily net assets. For the period January 1, 2014 through April 7, 2014, the distribution and service (12b-1) fees for the Small Cap Index Fund Class B shares were 0.45% of average daily net assets.

(d)       For the period July 1, 2013 through November 10, 2013, the distribution and service (12b-1) fees for the International Index Fund Class B shares were 0.65% of average daily net assets. For the period November 11, 2013 through April 7, 2014, the distribution and services (12b-1) fees for the International Index Fund Class B shares were 0.45% of average daily net assets.

(e)       For the period July 1, 2013 through April 7, 2014, the distribution and service (12b-1) fees for the Equity and Bond Fund Class B shares were 0.65% of average daily net assets.

(f)        For the period January 1, 2013 through April 7, 2014, the distribution and service (12b-1) fees for the LifePath Retirement Fund Class B shares were 0.55% of average daily net assets.

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2014, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$9,723,004	Tax Advantaged Bond Fund	$15,743,610
Small/Mid Cap Equity Fund	9,619,617	Money Market Fund	15,058,347
International Equity Fund	6,847,868	LifePath Retirement Fund	18,315,967
S&P 500 Index Fund	31,360,548	LifePath 2020 Fund	37,931,763
Small Cap Index Fund	16,040,779	LifePath 2030 Fund	29,442,311
International Index Fund	10,924,745	LifePath 2040 Fund	20,307,552
Equity and Bond Fund	12,241,083	LifePath 2050 Fund	1,359,338

Bond Fund	19,019,140	TOTAL	$253,935,672

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A,

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust.

Expense Reduction Agreements

Effective May 1, 2013, for all Funds, SFIMC has contractually agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average daily net assets (“expense reimbursement threshold” or “ERT”) indicated in the table below. With respect to the Equity and Bond Fund, SFIMC has contractually agreed to reimburse all expenses directly incurred by each Class other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. SFIMC may not discontinue these agreements to reimburse each class before April 30, 2015, without the consent of the Board. Through April 30, 2013, such arrangements were voluntary.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund (a)	1.40%	2.10%	1.40%	1.80%	1.15%	1.72%	1.52%	1.22%
International Equity Fund (b)	1.50%	2.20%	1.50%	1.90%	1.25%	1.82%	1.62%	1.32%
S&P 500 Index Fund	0.78%	1.48%	0.78%	1.18%	0.53%	1.10%	0.90%	0.60%
Small Cap Index Fund (c) (d)	0.93%	1.63%	0.93%	1.33%	0.68%	1.25%	1.05%	0.75%
International Index Fund (e) (f)	1.18%	1.88%	1.18%	1.58%	0.93%	1.50%	1.30%	1.00%
Equity and Bond Fund (g)	0.25%	0.95%	0.25%	0.65%	—	0.57%	0.37%	0.07%
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%	1.02%	0.82%	0.52%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%	0.92%	0.72%	0.52%
LifePath Retirement Fund (h)	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2020 Fund	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2030 Fund	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2040 Fund	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2050 Fund	1.23%					1.55%	1.35%

(a)       For the period July 1, 2013 through November 10, 2013, the ERT for Small/Mid Cap Equity Fund Class B was 1.75%. For the period November 11, 2013 through April 7, 2014, the ERT for Small/Mid Cap Equity Fund Class B was 1.65%.

(b)       For the period January 1, 2013 through April 7, 2014, the ERT for International Equity Fund Class B was 1.85%.

(c)       Through September 30, 2013, the ERT for Small Cap Index Fund Class A, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 0.95%, 0.95%, 1.35%, 0.70%, 1.27%, 1.07% and 0.77%, respectively.

(d)       Through September 30, 2013, the ERT for Small Cap Index Fund Class B was 1.65%. For the period October 1, 2013 through November 10, 2013, the ERT for Small Cap Index Fund Class B was 1.33%. For the period November 11, 2013 through December 8, 2013, the ERT for Small Cap Index Fund Class B was 1.13%. For the period December 9, 2013 through December 31, 2013, the ERT for Small Cap Index Fund Class B was 0.68%. For the period January 1, 2014 through April 7, 2014, the ERT for Small Cap Index Fund Class B was 1.13%.

(e)       Through September 30, 2013, the ERT for International Index Fund Class A, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 1.20%, 1.20%, 1.60%, 0.95%, 1.52%, 1.32% and 1.02%, respectively.

(f)        Through June 30, 2013, the ERT for International Index Fund Class B was 1.90%. For the period July 1, 2013 through September 30, 2013, the ERT for International Index Fund Class B was 1.60%. For the period October 1, 2013 through November 10, 2013, the ERT for International Index Fund Class B was 1.58%. For the period November 11, 2013 through April 7, 2014, the ERT for International Index Fund Class B was 1.38%.

(g)       For the period July 1, 2013 through April 7, 2014, the ERT for Equity and Bond Fund Class B was 0.65%.

(h)       For the period January 1, 2013 through April 7, 2014, the ERT for LifePath Retirement Fund Class B was 1.53%.

Effective May 1, 2013, SFIMC contractually agreed to reimburse an additional 0.07% of each LifePath Fund’s average daily net assets on an annual basis. SFIMC may not discontinue this agreement before April 30, 2015 without the consent of the Board. Through April 30, 2013, such arrangement was voluntary. This reimbursement is reflected in the expense reimbursement thresholds shown in the table above.

Beginning in late January 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero. This arrangement is voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

BlackRock has contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, received by BlackRock or BlackRock Advisors, LLC (“BAL”), an affiliate of BlackRock and administrator to certain of the Underlying Funds, from each investment company in which the Master Portfolios and Underlying Master Portfolios invest through April 30, 2015.

BlackRock has also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock receives from the LifePath Master Portfolios in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by the LifePath Master Portfolios through April 30, 2024. BAL has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio to BAL in an amount equal to the independent expenses that are paid by this Underlying Fund through April 30, 2015. BAL has also contractually agreed to provide an offsetting credit against the investment advisory fees paid by the CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses paid by this Underlying Fund through April 30, 2015.

BlackRock and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

BAL has agreed to voluntarily waive a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated at any time.

Related Party Disclosure

As of June 30, 2014, State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, owned more than 10% of the outstanding shares of each Class of the following Funds:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Small/Mid Cap Equity Fund	13.17%	77.51%	24.07%	59.77%	—	38.29%	12.87%	51.63%
International Equity Fund	22.18%	88.39%	41.66%	86.22%	19.09%	49.70%	22.34%	63.84%
Small Cap Index Fund	11.50%	75.24%	17.15%	63.77%	—	34.52%	14.62%	56.27%
International Index Fund	12.49%	78.25%	23.62%	75.12%		38.59%	17.20%	61.32%
Equity and Bond Fund	11.17%	78.22%	14.03%	66.52%	—	41.25%	19.31%	77.74%
Bond Fund	—	46.38%	—	—	—	30.48%	13.74%	58.14%
Tax Advantaged Bond Fund	—	52.19%	38.77%	51.69%
LifePath 2050 Fund	—					21.04%	11.85%

Line of Credit

Auto Company, the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended June 30, 2014.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

8.	Investment Transactions

For the six months ended June 30, 2014, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Equity Fund	$122,578,235	$108,011,072	$—	$—
Small/Mid Cap Equity Fund	138,988,124	132,167,004	—	—
International Equity Fund	50,928,284	48,760,313	—	—
S&P 500 Index Fund	37,203,868	10,693,396	—	—
Small Cap Index Fund	54,362,365	54,411,132	—	—
International Index Fund	15,864,186	3,092,343	—	—
Equity and Bond Fund	8,100,000	500,000	—	—
Bond Fund	28,920,260	46,553,029	—	—
Tax Advantaged Bond Fund	10,208,344	23,461,142	—	—

9.	Fund Share Transactions

At June 30, 2014, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2014:

	Class A Dollar Amounts				Class A Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$16,312,314	$11	$6,041,397	$10,270,928	1,864,651	1	692,524	1,172,128
Small/Mid Cap Equity Fund	21,105,770	(153)	16,350,959	4,754,658	1,679,658	(12)	1,303,279	376,367
International Equity Fund	4,823,192	1	2,456,608	2,366,585	429,994	—	219,919	210,075
S&P 500 Index Fund	57,834,953	(434)	30,333,596	27,500,923	4,109,933	(32)	2,162,925	1,946,976
Small Cap Index Fund	25,376,427	(1,059)	16,996,261	8,379,107	1,568,174	(64)	1,054,967	513,143
International Index Fund	12,171,284	(245)	4,184,361	7,986,678	971,442	(20)	334,618	636,804
Equity and Bond Fund	23,559,835	319,982	16,164,493	7,715,324	2,311,132	30,244	1,587,171	754,205
Bond Fund	39,092,726	4,073,354	50,083,951	(6,917,871)	3,491,900	362,639	4,482,133	(627,594)
Tax Advantaged Bond Fund	29,558,645	4,728,873	42,467,084	(8,179,566)	2,552,786	407,935	3,690,310	(729,589)
Money Market Fund	151,949,622	—	166,546,328	(14,596,706)	151,949,950	—	166,546,328	(14,596,378)
LifePath Retirement Fund	95,860,029	4,373,625	57,830,982	42,402,672	7,635,132	343,402	4,614,514	3,364,020
LifePath 2020 Fund	154,419,490	69,740	74,908,816	79,580,414	10,502,776	4,829	5,114,026	5,393,579
LifePath 2030 Fund	142,190,963	(2,428)	61,152,986	81,035,549	9,162,652	(159)	3,949,384	5,213,109
LifePath 2040 Fund	89,621,420	441	40,471,542	49,150,319	5,525,788	29	2,497,122	3,028,695
LifePath 2050 Fund	39,763,053	1,432	13,699,801	26,064,684	3,634,946	142	1,254,472	2,380,616

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$244,197	$—	$186,876	$57,321	28,098	—	21,364	6,734
Small/Mid Cap Equity Fund	10,626,240	(59)	10,544,064	82,117	900,262	(5)	893,258	6,999
International Equity Fund	58,219	—	68,324	(10,105)	5,250	—	6,172	(922)
S&P 500 Index Fund	1,177,796	—	2,640,047	(1,462,251)	83,382	—	190,559	(107,177)
Small Cap Index Fund	10,641,884	—	10,658,184	(16,300)	679,975	—	681,058	(1,083)
International Index Fund	160,767	—	177,384	(16,617)	12,834	—	13,946	(1,112)
Equity and Bond Fund	10,485,675	4,231	10,354,905	135,001	1,031,770	400	1,018,979	13,191
Bond Fund	5,869,190	69,115	6,088,126	(149,821)	523,592	6,159	543,224	(13,473)
Tax Advantaged Bond Fund	3,739,950	37,922	3,843,099	(65,227)	321,969	3,274	331,052	(5,809)
Money Market Fund	155,504	—	256,197	(100,693)	155,507	—	256,197	(100,690)
LifePath Retirement Fund	1,017,640	51,132	868,393	200,379	80,401	3,995	68,703	15,693
LifePath 2020 Fund	2,250,066	(854)	2,131,457	117,755	154,555	(59)	146,154	8,342
LifePath 2030 Fund	3,239,270	(28)	2,746,515	492,727	210,595	(2)	177,867	32,726
LifePath 2040 Fund	3,716,256	(243)	2,598,589	1,117,424	231,039	(15)	160,907	70,117

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,399,579	$(2)	$5,255,838	$(856,261)	485,468	—	578,924	(93,456)
Small/Mid Cap Equity Fund	3,435,553	199	3,382,214	53,538	276,801	16	273,157	3,660
International Equity Fund	1,273,098	38	1,470,195	(197,059)	113,042	3	130,242	(17,197)
S&P 500 Index Fund	17,840,227	(211)	21,913,311	(4,073,295)	1,266,231	(15)	1,548,915	(282,699)
Small Cap Index Fund	6,342,141	(163)	8,620,235	(2,278,257)	391,410	(10)	531,151	(139,751)
International Index Fund	4,343,216	(100)	3,580,804	762,312	348,177	(8)	286,264	61,905
Equity and Bond Fund	3,797,420	349,761	4,742,740	(595,559)	368,095	32,749	458,013	(57,169)
Bond Fund	4,914,981	1,580,947	10,777,126	(4,281,198)	438,576	140,664	964,533	(385,293)
Tax Advantaged Bond Fund	1,298,567	550,572	3,719,634	(1,870,495)	112,528	47,580	323,182	(163,074)
Money Market Fund	15,769,132	—	17,492,893	(1,723,761)	15,769,273	—	17,492,893	(1,723,620)
LifePath Retirement Fund	12,342,983	1,678,080	20,386,965	(6,365,902)	964,367	128,979	1,591,485	(498,139)
LifePath 2020 Fund	24,389,993	(212)	22,558,519	1,831,262	1,668,741	(15)	1,545,663	123,063
LifePath 2030 Fund	22,495,721	2,345	17,511,858	4,986,208	1,454,545	153	1,130,193	324,505
LifePath 2040 Fund	17,307,440	(467)	15,827,449	1,479,524	1,068,805	(29)	974,293	94,483

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$378,912	$—	$1,769,666	$(1,390,754)	41,978	—	196,128	(154,150)
Small/Mid Cap Equity Fund	179,317	(9)	1,107,903	(928,595)	15,438	(1)	95,264	(79,827)
International Equity Fund	47,437	—	521,255	(473,818)	4,259	—	46,958	(42,699)
S&P 500 Index Fund	950,668	(4)	7,811,565	(6,860,901)	66,955	—	549,836	(482,881)
Small Cap Index Fund	353,310	71	2,936,208	(2,582,827)	22,333	4	185,448	(163,111)
International Index Fund	128,993	13	1,707,740	(1,578,734)	10,276	1	136,019	(125,742)
Equity and Bond Fund	262,937	15,306	1,762,789	(1,484,546)	25,365	1,429	170,224	(143,430)
Bond Fund	241,397	69,290	2,264,468	(1,953,781)	21,516	6,166	202,080	(174,398)
Tax Advantaged Bond Fund	8,760	5,494	182,101	(167,847)	763	475	15,897	(14,659)
Money Market Fund	333,719	—	862,102	(528,383)	333,724	—	862,102	(528,378)
LifePath Retirement Fund	302,167	39,969	5,097,625	(4,755,489)	23,495	3,055	396,517	(369,967)
LifePath 2020 Fund	883,293	—	9,727,317	(8,844,024)	60,304	—	665,118	(604,814)
LifePath 2030 Fund	1,108,081	—	8,604,885	(7,496,804)	71,682	—	556,430	(484,748)
LifePath 2040 Fund	878,679	(67)	7,370,404	(6,491,792)	54,018	(4)	454,758	(400,744)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,435,979	$3	$2,586,175	$849,807	394,733	—	294,575	100,158
Small/Mid Cap Equity Fund	3,431,859	(79)	2,952,022	479,758	264,695	(6)	228,454	36,235
International Equity Fund	1,202,946	1	966,937	236,010	106,507	—	85,905	20,602
S&P 500 Index Fund	14,153,218	36	6,459,618	7,693,636	998,868	3	457,404	541,467
Small Cap Index Fund	5,332,711	(3,679)	4,902,568	426,464	323,084	(222)	296,702	26,160
International Index Fund	3,725,098	(1,303)	2,622,785	1,101,010	298,243	(104)	209,039	89,100
Equity and Bond Fund	3,077,130	136,663	1,443,740	1,770,053	303,313	12,905	140,312	175,906
Bond Fund	15,048,560	1,237,581	16,716,821	(430,680)	1,348,954	110,284	1,500,346	(41,108)
Money Market Fund	28,061,904	334	29,072,433	(1,010,195)	28,062,024	334	29,072,433	(1,010,075)
LifePath Retirement Fund	7,895,807	677,276	7,032,120	1,540,963	615,894	52,051	548,415	119,530
LifePath 2020 Fund	17,214,172	(16,036)	11,669,288	5,528,848	1,171,714	(1,107)	792,108	378,499
LifePath 2030 Fund	20,627,102	(254)	12,167,855	8,458,993	1,320,553	(17)	783,130	537,406
LifePath 2040 Fund	28,152,462	4,799	10,840,615	17,316,646	1,728,973	298	664,170	1,065,101

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$366,230	$—	$334,777	$31,453	41,811	—	38,608	3,203
Small/Mid Cap Equity Fund	475,501	—	555,948	(80,447)	39,295	—	45,964	(6,669)
International Equity Fund	187,701	—	366,747	(179,046)	16,828	—	33,094	(16,266)
S&P 500 Index Fund	1,132,144	—	3,141,481	(2,009,337)	80,443	—	223,621	(143,178)
Small Cap Index Fund	524,190	—	735,172	(210,982)	32,190	—	45,227	(13,037)
International Index Fund	602,861	—	724,533	(121,672)	48,361	—	57,817	(9,456)
Equity and Bond Fund	234,670	4,043	142,365	96,348	23,240	387	14,155	9,472
Bond Fund	404,209	27,915	693,754	(261,630)	36,138	2,486	62,068	(23,444)
Money Market Fund	1,388,237	—	1,434,039	(45,802)	1,388,247	—	1,434,039	(45,792)
LifePath Retirement Fund	1,077,250	30,854	986,383	121,721	86,143	2,412	78,369	10,186
LifePath 2020 Fund	3,657,327	—	4,662,710	(1,005,383)	252,788	—	319,753	(66,965)
LifePath 2030 Fund	5,732,653	—	4,420,637	1,312,016	373,623	—	285,953	87,670
LifePath 2040 Fund	4,949,472	—	4,303,984	645,488	306,466	—	266,291	40,175
LifePath 2050 Fund	1,119,085	—	567,644	551,441	102,313	—	51,952	50,361

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,498,732	$—	$721,683	$777,049	171,274	—	83,539	87,735
Small/Mid Cap Equity Fund	1,193,410	—	669,425	523,985	95,589	—	54,635	40,954
International Equity Fund	758,775	—	457,729	301,046	67,517	—	40,782	26,735
S&P 500 Index Fund	2,986,138	—	3,898,581	(912,443)	211,670	—	280,543	(68,873)
Small Cap Index Fund	1,246,061	—	770,379	475,682	75,757	—	47,414	28,343
International Index Fund	1,198,980	—	637,482	561,498	95,345	—	51,014	44,331
Equity and Bond Fund	560,883	16,410	210,121	367,172	55,853	1,567	20,802	36,618
Bond Fund	791,423	79,131	1,436,219	(565,665)	70,867	7,051	129,393	(51,475)
Money Market Fund	2,063,373	—	3,527,955	(1,464,582)	2,063,403	—	3,527,955	(1,464,552)
LifePath Retirement Fund	4,565,594	119,705	2,956,925	1,728,374	356,248	9,166	230,416	134,998
LifePath 2020 Fund	9,415,310	—	4,983,641	4,431,669	646,034	—	341,353	304,681
LifePath 2030 Fund	8,845,879	—	5,000,348	3,845,531	571,074	—	323,311	247,763
LifePath 2040 Fund	8,347,351	—	4,468,713	3,878,638	514,446	—	277,325	237,121
LifePath 2050 Fund	2,583,167	—	942,526	1,640,641	234,565	—	85,621	148,944

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$65,963	$—	$246,359	$(180,396)	7,501	—	27,991	(20,490)
Small/Mid Cap Equity Fund	62,346	—	67,509	(5,163)	4,848	—	5,266	(418)
International Equity Fund	34,083	—	37,096	(3,013)	3,003	—	3,237	(234)
S&P 500 Index Fund	120,752	—	1,734,236	(1,613,484)	8,479	—	124,261	(115,782)
Small Cap Index Fund	65,591	—	76,909	(11,318)	3,973	—	4,768	(795)
International Index Fund	45,032	—	52,058	(7,026)	3,570	—	4,081	(511)
Equity and Bond Fund	17,082	1,518	64,803	(46,203)	1,655	145	6,515	(4,715)
Bond Fund	71,487	10,175	64,916	16,746	6,383	906	5,829	1,460
Money Market Fund	422,569	11	50,082	372,498	422,572	11	50,082	372,501
LifePath Retirement Fund	102,061	12,359	92,824	21,596	7,963	951	7,255	1,659
LifePath 2020 Fund	1,626,552	—	45,616	1,580,936	111,162	—	3,103	108,059
LifePath 2030 Fund	372,761	—	65,286	307,475	23,865	—	4,223	19,642
LifePath 2040 Fund	429,337	—	127,551	301,786	26,075	—	7,721	18,354
The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the six months ended June 30, 2014.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2	Legacy Class A Dollar Amounts from Legacy Class B	Legacy Class A Share Amounts from Legacy Class B	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$19,849	2,205	$—	—	$1,329,056	146,863	$162,079	18,588
Small/Mid Cap Equity Fund	8,348	644	—	—	829,602	67,010	88,910	7,032
International Equity Fund	7,126	623	—	—	442,915	39,398	32,458	2,894
S&P 500 Index Fund	94,593	6,560	—	—	6,220,179	440,956	553,577	38,248
Small Cap Index Fund	52,353	3,245	—	—	2,306,975	142,760	290,493	17,679
International Index Fund	45,424	3,525	—	—	1,425,390	114,065	321,889	25,424
Equity and Bond Fund	13,417	1,273	—	—	1,266,236	122,643	10,680	1,070
Bond Fund	42,813	3,791	—	—	1,755,033	156,695	124,873	11,110
Tax Advantaged Bond Fund	1,238	106	—	—	136,125	11,874	—	—
Money Market Fund	85,116	85,116	—	—	489,634	489,634	104,671	104,671
LifePath Retirement Fund	116,377	9,121	1,081,166	86,286	4,285,533	334,694	542,313	42,326
LifePath 2020 Fund	358,522	24,029	782,368	53,550	8,407,612	576,298	2,467,813	167,993
LifePath 2030 Fund	547,989	34,714	708,487	45,976	7,364,318	476,068	1,593,110	102,028
LifePath 2040 Fund	425,550	25,655	410,367	25,489	6,001,681	370,584	2,425,902	148,857
LifePath 2050 Fund	—	—	272,815	25,121	—	—	239,782	21,941

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2013:

	Class A Dollar Amounts				Class A Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$28,164,124	$381,222	$16,373,464	$12,171,882	3,694,111	44,945	2,092,601	1,646,455
Small/Mid Cap Equity Fund	22,236,215	6,588,623	10,216,327	18,608,511	1,807,997	520,018	820,383	1,507,632
International Equity Fund	9,946,767	328,773	4,638,269	5,637,271	948,909	28,840	436,398	541,351
S&P 500 Index Fund	92,873,872	3,073,893	30,455,718	65,492,047	7,455,740	224,703	2,459,591	5,220,852
Small Cap Index Fund	23,890,002	3,748,674	9,323,619	18,315,057	1,574,079	227,196	611,897	1,189,378
International Index Fund	17,714,832	997,154	7,412,172	11,299,814	1,530,272	79,902	642,787	967,387
Equity and Bond Fund	29,446,842	780,229	9,480,321	20,746,750	3,102,217	79,337	1,000,491	2,181,063
Bond Fund	99,732,394	11,259,512	120,473,813	(9,481,907)	8,676,372	996,762	10,652,577	(979,443)
Tax Advantaged Bond Fund	127,326,976	10,249,740	171,330,394	(33,753,678)	10,858,104	892,389	15,114,410	(3,363,917)
Money Market Fund	320,261,409	—	275,888,281	44,373,128	320,261,409	—	275,888,281	44,373,128
LifePath Retirement Fund	228,622,019	26,444,245	92,368,095	162,698,169	18,380,628	2,140,612	7,418,736	13,102,504
LifePath 2020 Fund	295,676,248	49,228,964	110,818,972	234,086,240	20,428,485	3,406,838	7,633,621	16,201,702
LifePath 2030 Fund	259,729,898	48,562,299	89,417,246	218,874,951	17,200,870	3,178,182	5,910,352	14,468,700
LifePath 2040 Fund	154,617,025	30,056,304	58,094,154	126,579,175	9,931,352	1,879,686	3,726,204	8,084,834
LifePath 2050 Fund	62,235,280	10,349,183	20,009,523	52,574,940	5,914,825	959,206	1,884,815	4,989,216

	Class B Dollar Amounts				Class B Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$464,005	$—	$4,093,032	$(3,629,027)	61,365	—	513,789	(452,424)
Small/Mid Cap Equity Fund	438,090	295,046	251,654	481,482	37,335	24,587	21,194	40,728
International Equity Fund	149,091	9,185	106,951	51,325	14,288	817	10,216	4,889
S&P 500 Index Fund	1,599,868	39,248	10,827,725	(9,188,609)	129,971	2,854	919,946	(787,121)
Small Cap Index Fund	497,124	166,637	319,855	343,906	33,923	10,280	21,453	22,750
International Index Fund	301,625	32,307	267,026	66,906	26,421	2,587	23,300	5,708
Equity and Bond Fund	765,951	16,894	172,455	610,390	81,275	1,685	18,303	64,657
Bond Fund	1,403,608	188,194	1,294,940	296,862	122,111	16,701	114,178	24,634
Tax Advantaged Bond Fund	757,505	75,666	740,270	92,901	64,849	6,602	65,038	6,413
Money Market Fund	266,667	—	2,728,252	(2,461,585)	266,667	—	2,728,252	(2,461,585)
LifePath Retirement Fund	2,055,115	483,007	1,482,206	1,055,916	164,245	38,851	118,653	84,443
LifePath 2020 Fund	4,999,012	1,430,653	3,179,317	3,250,348	348,486	99,628	221,282	226,832
LifePath 2030 Fund	6,628,224	1,940,288	3,780,809	4,787,703	442,657	127,651	253,080	317,228
LifePath 2040 Fund	6,062,534	1,911,323	3,918,899	4,054,958	392,713	120,183	253,645	259,251

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,105,440	$409,073	$10,502,798	$(1,988,285)	1,036,451	46,432	1,332,687	(249,804)
Small/Mid Cap Equity Fund	6,563,015	7,215,683	7,161,151	6,617,547	542,736	580,973	593,458	530,251
International Equity Fund	2,252,908	301,038	3,014,539	(460,593)	213,044	26,155	283,719	(44,520)
S&P 500 Index Fund	33,293,921	4,524,739	40,745,717	(2,927,057)	2,691,525	329,078	3,259,398	(238,795)
Small Cap Index Fund	12,501,466	8,220,116	16,741,602	3,979,980	847,386	502,761	1,123,945	226,202
International Index Fund	6,668,447	1,243,335	8,152,727	(240,945)	582,964	99,786	704,890	(22,140)
Equity and Bond Fund	8,491,650	978,315	10,086,233	(616,268)	895,058	98,874	1,056,013	(62,081)
Bond Fund	13,085,921	4,360,612	29,569,250	(12,122,717)	1,141,638	385,657	2,601,779	(1,074,484)
Tax Advantaged Bond Fund	4,425,114	1,168,720	10,323,219	(4,729,385)	382,015	101,889	907,088	(423,184)
Money Market Fund	34,588,308	—	38,992,322	(4,404,014)	34,588,308	—	38,992,322	(4,404,014)
LifePath Retirement Fund	29,477,449	11,343,990	39,503,821	1,317,618	2,324,585	899,014	3,108,529	115,070
LifePath 2020 Fund	43,907,491	21,481,724	45,969,923	19,419,292	3,046,017	1,491,785	3,185,965	1,351,837
LifePath 2030 Fund	40,049,536	17,728,493	34,782,629	22,995,400	2,656,914	1,159,482	2,305,217	1,511,179
LifePath 2040 Fund	30,997,593	12,819,280	27,084,138	16,732,735	1,992,504	799,697	1,735,713	1,056,488

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$674,025	$—	$3,304,517	$(2,630,492)	85,818	—	427,729	(341,911)
Small/Mid Cap Equity Fund	342,070	633,012	2,123,623	(1,148,541)	30,064	54,289	187,613	(103,260)
International Equity Fund	93,154	12,867	968,956	(862,935)	8,921	1,133	93,405	(83,351)
S&P 500 Index Fund	1,944,168	232,356	15,551,148	(13,374,624)	156,918	16,786	1,261,640	(1,087,936)
Small Cap Index Fund	690,833	643,037	5,954,444	(4,620,574)	47,801	40,115	419,796	(331,880)
International Index Fund	287,644	69,804	3,355,424	(2,997,976)	25,153	5,575	293,860	(263,132)
Equity and Bond Fund	554,842	69,012	3,501,341	(2,877,487)	58,436	6,912	369,654	(304,306)
Bond Fund	502,476	255,247	15,390,728	(14,633,005)	43,789	22,528	1,324,257	(1,257,940)
Tax Advantaged Bond Fund	34,245	19,126	15,651,924	(15,598,553)	3,003	1,662	1,316,198	(1,311,533)
Money Market Fund	1,359,947	—	4,597,968	(3,238,021)	1,359,947	—	4,597,967	(3,238,020)
LifePath Retirement Fund	1,172,135	544,618	10,682,493	(8,965,740)	92,138	42,993	838,949	(703,818)
LifePath 2020 Fund	2,101,034	1,478,740	18,688,371	(15,108,597)	145,945	102,335	1,298,252	(1,049,972)
LifePath 2030 Fund	2,050,822	1,415,256	17,337,111	(13,871,033)	137,161	92,500	1,154,816	(925,155)
LifePath 2040 Fund	1,746,620	1,305,610	12,049,207	(8,996,977)	112,621	81,347	776,457	(582,489)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$5,518,469	$286,710	$3,138,005	$2,667,174	728,463	33,693	409,358	352,798
Small/Mid Cap Equity Fund	7,148,767	3,986,456	5,381,309	5,753,914	569,758	308,549	429,746	448,561
International Equity Fund	2,962,627	202,402	2,812,061	352,968	278,827	17,600	266,243	30,184
S&P 500 Index Fund	21,899,956	1,580,210	14,314,003	9,166,163	1,756,571	114,590	1,143,633	727,528
Small Cap Index Fund	10,878,385	3,797,437	7,231,758	7,444,064	719,544	228,897	471,403	477,038
International Index Fund	5,702,743	751,604	3,625,787	2,828,560	492,447	60,125	313,970	238,602
Equity and Bond Fund	4,556,102	327,691	3,277,677	1,606,116	482,193	33,465	350,620	165,038
Bond Fund	55,047,035	3,352,855	35,790,744	22,609,146	4,846,746	296,968	3,174,274	1,969,440
Money Market Fund	66,820,078	1,226	67,119,289	(297,985)	66,820,078	1,226	67,119,289	(297,985)
LifePath Retirement Fund	20,222,994	3,807,975	13,835,991	10,194,978	1,591,921	301,801	1,091,104	802,618
LifePath 2020 Fund	28,384,253	8,848,580	16,983,375	20,249,458	1,954,955	610,670	1,170,705	1,394,920
LifePath 2030 Fund	33,161,385	10,359,615	16,874,373	26,646,627	2,190,811	674,456	1,111,855	1,753,412
LifePath 2040 Fund	38,936,946	11,824,615	19,036,288	31,725,273	2,495,412	734,019	1,208,246	2,021,185

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,356,083	$—	$2,759,488	$(1,403,405)	185,622	—	354,445	(168,823)
Small/Mid Cap Equity Fund	850,699	222,308	1,237,935	(164,928)	72,665	18,312	104,877	(13,900)
International Equity Fund	709,823	11,750	739,332	(17,759)	68,067	1,036	69,855	(752)
S&P 500 Index Fund	2,361,893	50,781	2,732,231	(319,557)	193,466	3,696	218,228	(21,066)
Small Cap Index Fund	804,751	131,572	909,412	26,911	53,818	7,993	62,459	(648)
International Index Fund	643,502	30,528	1,028,699	(354,669)	55,552	2,444	88,645	(30,649)
Equity and Bond Fund	544,163	12,018	1,027,440	(471,259)	58,798	1,234	110,275	(50,243)
Bond Fund	1,335,086	89,877	1,858,900	(433,937)	116,143	7,956	163,757	(39,658)
Money Market Fund	2,289,326	—	3,340,565	(1,051,239)	2,289,326	—	3,340,565	(1,051,239)
LifePath Retirement Fund	2,970,611	235,317	2,772,460	433,468	237,856	18,976	221,776	35,056
LifePath 2020 Fund	6,781,552	817,969	7,158,611	440,910	470,729	56,843	497,587	29,985
LifePath 2030 Fund	10,185,152	1,241,526	7,804,056	3,622,622	682,828	81,679	523,806	240,701
LifePath 2040 Fund	7,567,513	906,743	7,056,962	1,417,294	488,765	56,956	453,872	91,849
LifePath 2050 Fund	2,016,807	204,097	1,505,369	715,535	192,954	18,846	144,437	67,363

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,177,015	$37,122	$5,769,191	$(1,555,054)	550,133	4,388	774,984	(220,463)
Small/Mid Cap Equity Fund	3,417,561	896,636	4,629,373	(315,176)	285,497	72,368	396,197	(38,332)
International Equity Fund	1,692,331	41,180	2,622,288	(888,777)	160,919	3,615	254,042	(89,508)
S&P 500 Index Fund	6,506,877	187,824	7,301,267	(606,566)	522,057	13,750	608,655	(72,848)
Small Cap Index Fund	2,947,045	367,549	3,191,814	122,780	196,238	22,289	218,171	356
International Index Fund	2,414,687	95,974	2,961,405	(450,744)	208,416	7,703	262,588	(46,469)
Equity and Bond Fund	1,910,065	47,146	1,975,501	(18,290)	207,656	4,848	210,690	1,814
Bond Fund	3,550,018	223,579	3,678,601	94,996	308,618	19,835	320,197	8,256
Money Market Fund	8,526,678	—	11,586,000	(3,059,322)	8,526,678	—	11,586,000	(3,059,322)
LifePath Retirement Fund	10,827,256	776,381	11,070,138	533,499	852,362	61,380	873,981	39,761
LifePath 2020 Fund	17,777,855	2,194,233	17,215,557	2,756,531	1,238,991	152,377	1,200,595	190,773
LifePath 2030 Fund	18,382,718	2,126,568	21,986,206	(1,476,920)	1,232,953	139,356	1,483,893	(111,584)
LifePath 2040 Fund	14,025,233	1,713,299	15,532,747	205,785	907,403	107,148	1,015,858	(1,307)
LifePath 2050 Fund	6,283,436	376,519	4,859,374	1,800,581	611,913	34,734	455,816	190,831

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$512,757	$11,898	$1,277,759	$(753,104)	66,887	1,398	154,924	(86,639)
Small/Mid Cap Equity Fund	415,525	131,920	197,565	349,880	31,664	10,306	14,822	27,148
International Equity Fund	93,603	9,173	108,374	(5,598)	8,865	798	9,527	136
S&P 500 Index Fund	579,186	25,826	340,519	264,493	44,885	1,876	27,086	19,675
Small Cap Index Fund	104,188	54,123	125,918	32,393	6,962	3,260	8,494	1,728
International Index Fund	119,082	15,944	98,975	36,051	10,415	1,273	8,612	3,076
Equity and Bond Fund	40,162	4,715	137,706	(92,829)	4,285	487	14,936	(10,164)
Bond Fund	225,199	32,950	528,506	(270,357)	19,609	2,909	47,346	(24,828)
Money Market Fund	919,756	46	1,626,948	(707,146)	919,756	46	1,626,948	(707,146)
LifePath Retirement Fund	183,300	72,768	143,598	112,470	14,515	5,773	11,119	9,169
LifePath 2020 Fund	940,430	146,774	1,076,096	11,108	66,142	10,150	73,185	3,107
LifePath 2030 Fund	1,217,075	194,665	1,529,432	(117,692)	81,363	12,665	98,203	(4,175)
LifePath 2040 Fund	864,376	182,462	834,022	212,816	55,220	11,222	52,415	14,027

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the year ended December 31, 2013.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2	Legacy Class A Dollar Amounts from Legacy Class B	Legacy Class A Share Amounts from Legacy Class B	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$144	17	$2,821,805	393,009	$2,211,015	285,767	$172,080	23,814
Small/Mid Cap Equity Fund	1,684	138	2,460,290	209,208	1,529,175	128,230	273,096	23,089
International Equity Fund	507	48	1,387,949	135,146	639,568	60,749	85,507	8,063
S&P 500 Index Fund	3,955	319	3,531,774	300,321	11,685,166	952,088	500,687	42,805
Small Cap Index Fund	198	12	1,349,874	95,129	4,317,799	297,744	289,468	20,528
International Index Fund	377	34	1,524,559	136,243	2,537,758	222,775	262,902	23,253
Equity and Bond Fund	679	72	852,700	93,089	2,543,439	268,966	492,779	54,315
Bond Fund	747	66	1,836,912	157,810	3,811,375	331,393	601,920	51,710
Tax Advantaged Bond Fund	—	—	—	—	516,898	45,102	—	—
Money Market Fund	—	—	3,687,732	3,687,732	1,108,412	1,108,410	638,398	638,398
LifePath Retirement Fund	13,431	1,082	5,149,121	413,584	8,346,260	657,382	1,043,102	82,106
LifePath 2020 Fund	1,568	107	8,435,849	589,096	15,011,241	1,041,958	2,203,372	154,479
LifePath 2030 Fund	10,473	694	11,735,844	793,499	13,613,617	904,771	3,515,906	237,878
LifePath 2040 Fund	32,778	2,116	8,187,058	540,043	9,052,669	581,909	2,455,008	158,844
LifePath 2050 Fund	—	—	1,610,685	158,376	—	—	577,151	55,648

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$8.62	$0.03	$0.54	$0.57	$—	$—	$—
Year ended 12/31/2013	6.53	0.04	2.09	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.69	0.07	0.84	0.91	(0.07)	—	(0.07)
Year ended 12/31/2011	5.78	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.14	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.28	0.03	0.86	0.89	(0.03)	—	(0.03)
Class B Shares
Six months ended 06/30/2014 (g)	8.59	—	0.54	0.54	—	—	—
Year ended 12/31/2013	6.53	(0.02)	2.08	2.06	—	—	—
Year ended 12/31/2012	5.68	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2011	5.77	—	(0.09)	(0.09)	—	—	—
Year ended 12/31/2010	5.15	(0.02)	0.64	0.62	—	—	—
Year ended 12/31/2009	4.30	—	0.85	0.85	—	—	—
Legacy Class A Shares
Six months ended 06/30/2014 (g)	8.96	0.03	0.56	0.59	—	—	—
Year ended 12/31/2013	6.79	0.04	2.17	2.21	(0.04)	—	(0.04)
Year ended 12/31/2012	5.90	0.07	0.88	0.95	(0.06)	—	(0.06)
Year ended 12/31/2011	5.99	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.32	0.02	0.67	0.69	(0.02)	—	(0.02)
Year ended 12/31/2009	4.43	0.03	0.89	0.92	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	8.93	0.01	0.56	0.57	—	—	—
Year ended 12/31/2013	6.77	0.01	2.15	2.16	—	—	—
Year ended 12/31/2012	5.88	0.04	0.88	0.92	(0.03)	—	(0.03)
Year ended 12/31/2011	5.96	0.02	(0.10)	(0.08)	—	—	—
Year ended 12/31/2010	5.30	—	0.66	0.66	—	—	—
Year ended 12/31/2009	4.41	0.01	0.89	0.90	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2014 (g)	8.65	0.04	0.54	0.58	—	—	—
Year ended 12/31/2013	6.56	0.06	2.09	2.15	(0.06)	—	(0.06)
Year ended 12/31/2012	5.71	0.08	0.85	0.93	(0.08)	—	(0.08)
Year ended 12/31/2011	5.80	0.06	(0.09)	(0.03)	(0.06)	—	(0.06)
Year ended 12/31/2010	5.15	0.03	0.65	0.68	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2014 (g)	8.63	0.01	0.54	0.55	—	—	—
Year ended 12/31/2013	6.53	0.01	2.09	2.10	—	—	—
Year ended 12/31/2012	5.69	0.05	0.84	0.89	(0.05)	—	(0.05)
Year ended 12/31/2011	5.78	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)
Year ended 12/31/2010	5.13	—	0.65	0.65	—	—	—
Year ended 12/31/2009	4.28	0.02	0.85	0.87	(0.02)	—	(0.02)
Class R-2 Shares
Six months ended 06/30/2014 (g)	8.60	0.02	0.54	0.56	—	—	—
Year ended 12/31/2013	6.52	0.03	2.08	2.11	(0.03)	—	(0.03)
Year ended 12/31/2012	5.68	0.06	0.84	0.90	(0.06)	—	(0.06)
Year ended 12/31/2011	5.77	0.03	(0.08)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.13	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.27	0.03	0.85	0.88	(0.02)	—	(0.02)
Class R-3 Shares
Six months ended 06/30/2014 (g)	8.65	0.04	0.54	0.58	—	—	—
Year ended 12/31/2013	6.56	0.05	2.08	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.70	0.08	0.86	0.94	(0.08)	—	(0.08)
Year ended 12/31/2011	5.79	0.05	(0.09)	(0.04)	(0.05)	—	(0.05)
Year ended 12/31/2010	5.15	0.03	0.64	0.67	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2014 and 2011, Legacy Class B and Class R-1 shares in 2010 and Class B shares in 2009.

(c)	Net investment income distribution represents less than $0.01 per share for Class B and Legacy Class B shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Net investment income represents less than 0.005% per share for Class B shares in 2011.

(g)	Unaudited.

132	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e)	Net investment income (loss) (e) (f)	Expenses (e)	Net investment income (loss) (e) (f)

$9.19	6.61%	$99.5	1.16%	0.64%	1.16%	0.64%	51%
8.62	32.63	83.3	1.17	0.48	1.17	0.48	69
6.53	15.93	52.4	1.18	1.06	1.18	1.06	56
5.69	(0.79)	38.0	1.18	0.71	1.18	0.71	43
5.78	12.89	32.1	1.20	0.40	1.20	0.40	54
5.14	20.82	20.8	1.20	0.70	1.21	0.69	70

9.13	6.29	3.0	1.86	(0.06)	1.86	(0.06)	51
8.59	31.55	2.8	1.86	(0.21)	1.86	(0.21)	69
6.53	15.35	5.1	1.88	0.34	1.88	0.34	56
5.68	(1.53)	4.3	1.88	0.00	1.88	0.00	43
5.77	12.04	4.2	1.90	(0.30)	1.90	(0.30)	54
5.15	19.77	3.5	1.90	0.02	1.91	0.01	70

9.55	6.58	108.0	1.16	0.64	1.16	0.64	51
8.96	32.50	102.1	1.17	0.47	1.17	0.47	69
6.79	16.14	79.1	1.18	1.03	1.18	1.03	56
5.90	(0.82)	69.4	1.18	0.70	1.18	0.70	43
5.99	12.94	69.8	1.20	0.39	1.20	0.39	54
5.32	20.68	62.8	1.20	0.72	1.22	0.70	70

9.50	6.38	9.2	1.56	0.24	1.56	0.24	51
8.93	31.91	10.0	1.57	0.07	1.57	0.07	69
6.77	15.62	9.9	1.58	0.60	1.58	0.60	56
5.88	(1.29)	11.7	1.58	0.27	1.58	0.27	43
5.96	12.45	18.4	1.60	(0.01)	1.60	(0.01)	54
5.30	20.32	21.0	1.60	0.33	1.62	0.31	70

9.23	6.71	220.1	0.91	0.89	0.91	0.89	51
8.65	32.74	205.4	0.92	0.72	0.92	0.72	69
6.56	16.28	153.4	0.93	1.29	0.93	1.29	56
5.71	(0.57)	130.2	0.93	0.95	0.93	0.95	43
5.80	13.26	132.2	0.95	0.65	0.95	0.65	54
5.15	20.93	114.4	0.95	0.97	0.96	0.96	70

9.18	6.37	2.2	1.48	0.32	1.48	0.32	51
8.63	32.16	2.1	1.48	0.16	1.48	0.16	69
6.53	15.61	2.7	1.50	0.73	1.50	0.73	56
5.69	(1.16)	2.2	1.50	0.38	1.50	0.38	43
5.78	12.67	2.3	1.52	0.07	1.52	0.07	54
5.13	20.21	2.7	1.52	0.39	1.53	0.38	70

9.16	6.51	12.7	1.28	0.52	1.28	0.52	51
8.60	32.35	11.2	1.29	0.36	1.29	0.36	69
6.52	15.82	9.9	1.30	0.95	1.30	0.95	56
5.68	(0.94)	7.5	1.30	0.57	1.30	0.57	43
5.77	12.79	7.0	1.32	0.29	1.32	0.29	54
5.13	20.68	4.4	1.32	0.60	1.33	0.59	70

9.23	6.71	2.2	0.98	0.81	0.98	0.81	51
8.65	32.55	2.2	0.98	0.65	0.98	0.65	69
6.56	16.42	2.3	1.00	1.22	1.00	1.22	56
5.70	(0.66)	1.8	1.00	0.87	1.00	0.87	43
5.79	13.00	1.9	1.02	0.58	1.02	0.58	54
5.15	20.91	1.1	1.02	0.91	1.03	0.90	70

See accompanying notes to financial statements.	133

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (f)	$12.71	$(0.01)	$0.66	$0.65	$—	$—	$—
Year ended 12/31/2013	10.49	(0.05)	3.62	3.57	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.99	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.24	(0.02)	(0.23)	(0.25)	—	—	—
Year ended 12/31/2010	7.55	(0.02)	1.71	1.69	—	—	—
Year ended 12/31/2009	5.84	(0.01)	1.72	1.71	—	—	—
Class B Shares
Six months ended 06/30/2014 (f)	12.04	(0.04)	0.63	0.59	—	—	—
Year ended 12/31/2013	10.02	(0.11)	3.45	3.34	—	(1.32)	(1.32)
Year ended 12/31/2012	8.65	(0.02)	1.39	1.37	—	—	—
Year ended 12/31/2011	8.95	(0.08)	(0.22)	(0.30)	—	—	—
Year ended 12/31/2010	7.35	(0.06)	1.66	1.60	—	—	—
Year ended 12/31/2009	5.73	(0.04)	1.66	1.62	—	—	—
Legacy Class A Shares
Six months ended 06/30/2014 (f)	12.46	(0.01)	0.65	0.64	—	—	—
Year ended 12/31/2013	10.31	(0.05)	3.55	3.50	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.83	0.05	1.43	1.48	—	—	—
Year ended 12/31/2011	9.07	(0.02)	(0.22)	(0.24)	—	—	—
Year ended 12/31/2010	7.41	(0.02)	1.68	1.66	—	—	—
Year ended 12/31/2009	5.74	(0.01)	1.68	1.67	—	—	—
Legacy Class B Shares
Six months ended 06/30/2014 (f)	11.69	(0.04)	0.62	0.58	—	—	—
Year ended 12/31/2013	9.75	(0.09)	3.35	3.26	—	(1.32)	(1.32)
Year ended 12/31/2012	8.39	0.01	1.35	1.36	—	—	—
Year ended 12/31/2011	8.65	(0.06)	(0.20)	(0.26)	—	—	—
Year ended 12/31/2010	7.10	(0.05)	1.60	1.55	—	—	—
Year ended 12/31/2009	5.52	(0.03)	1.61	1.58	—	—	—
Institutional Shares
Six months ended 06/30/2014 (f)	12.96	—	0.69	0.69	—	—	—
Year ended 12/31/2013	10.68	(0.02)	3.68	3.66	(0.06)	(1.32)	(1.38)
Year ended 12/31/2012	9.13	0.08	1.47	1.55	—	—	—
Year ended 12/31/2011	9.35	—	(0.22)	(0.22)	—	—	—
Year ended 12/31/2010	7.62	—	1.73	1.73	—	—	—
Year ended 12/31/2009	5.89	0.01	1.72	1.73	—	—	—
Class R-1 Shares
Six months ended 06/30/2014 (f)	12.18	(0.03)	0.64	0.61	—	—	—
Year ended 12/31/2013	10.11	(0.09)	3.48	3.39	—	(1.32)	(1.32)
Year ended 12/31/2012	8.69	0.02	1.40	1.42	—	—	—
Year ended 12/31/2011	8.96	(0.05)	(0.22)	(0.27)	—	—	—
Year ended 12/31/2010	7.34	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2009	5.70	(0.03)	1.67	1.64	—	—	—
Class R-2 Shares
Six months ended 06/30/2014 (f)	12.43	(0.02)	0.65	0.63	—	—	—
Year ended 12/31/2013	10.29	(0.06)	3.54	3.48	(0.02)	(1.32)	(1.34)
Year ended 12/31/2012	8.83	0.04	1.42	1.46	—	—	—
Year ended 12/31/2011	9.08	(0.03)	(0.22)	(0.25)	—	—	—
Year ended 12/31/2010	7.43	(0.02)	1.67	1.65	—	—	—
Year ended 12/31/2009	5.76	(0.01)	1.68	1.67	—	—	—
Class R-3 Shares
Six months ended 06/30/2014 (f)	12.84	—	0.68	0.68	—	—	—
Year ended 12/31/2013	10.59	(0.03)	3.65	3.62	(0.05)	(1.32)	(1.37)
Year ended 12/31/2012	9.06	0.07	1.46	1.53	—	—	—
Year ended 12/31/2011	9.29	(0.01)	(0.22)	(0.23)	—	—	—
Year ended 12/31/2010	7.57	—	1.72	1.72	—	—	—
Year ended 12/31/2009	5.86	—	1.71	1.71	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Institutional and Class R-3 shares in 2014, Institutional shares in 2011, Institutional and Class R-3 shares in 2010 and Class R-3 shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction changes for Class B shares described in Note 7 under Expense Reduction Agreements.

(f)	Unaudited.

134	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (d)
			Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)

$13.36	5.11%	$89.4	1.39%	(0.23)%	1.39%	(0.23)%	99%
12.71	34.04	80.2	1.40	(0.41)	1.40	(0.41)	116
10.49	16.69	50.4	1.40	0.55	1.42	0.53	91
8.99	(2.71)	39.3	1.40	(0.23)	1.43	(0.26)	86
9.24	22.38	36.0	1.40	(0.19)	1.47	(0.26)	107
7.55	29.28	25.1	1.40	(0.12)	1.49	(0.21)	130

12.63	4.90	14.4	1.85	(0.68)	1.85	(0.68)	99
12.04	33.33	13.6	1.90	(0.91)	1.90	(0.91)	116
10.02	15.84	10.9	2.10	(0.18)	2.12	(0.20)	91
8.65	(3.35)	9.4	2.10	(0.94)	2.13	(0.97)	86
8.95	21.77	9.4	2.00	(0.80)	2.07	(0.87)	107
7.35	28.27	7.6	2.00	(0.72)	2.10	(0.82)	130

13.10	5.14	103.2	1.39	(0.23)	1.39	(0.23)	99
12.46	33.92	98.1	1.40	(0.42)	1.40	(0.42)	116
10.31	16.76	75.7	1.40	0.52	1.42	0.50	91
8.83	(2.65)	65.9	1.40	(0.24)	1.43	(0.27)	86
9.07	22.40	67.2	1.40	(0.20)	1.47	(0.27)	107
7.41	29.09	55.5	1.40	(0.12)	1.50	(0.22)	130

12.27	4.96	13.9	1.79	(0.62)	1.79	(0.62)	99
11.69	33.42	14.2	1.80	(0.82)	1.80	(0.82)	116
9.75	16.21	12.8	1.80	0.07	1.82	0.05	91
8.39	(3.01)	13.4	1.80	(0.66)	1.83	(0.69)	86
8.65	21.83	17.8	1.80	(0.62)	1.87	(0.69)	107
7.10	28.62	17.2	1.80	(0.52)	1.90	(0.62)	130

13.65	5.32	48.0	1.14	0.02	1.14	0.02	99
12.96	34.25	45.1	1.15	(0.16)	1.15	(0.16)	116
10.68	16.98	32.4	1.15	0.79	1.17	0.77	91
9.13	(2.35)	26.2	1.15	0.01	1.18	(0.02)	86
9.35	22.70	25.9	1.15	0.05	1.22	(0.02)	107
7.62	29.37	20.2	1.15	0.13	1.25	0.03	130

12.79	5.01	3.8	1.71	(0.54)	1.71	(0.54)	99
12.18	33.53	3.7	1.72	(0.74)	1.72	(0.74)	116
10.11	16.34	3.2	1.72	0.17	1.74	0.15	91
8.69	(3.01)	3.0	1.72	(0.56)	1.75	(0.59)	86
8.96	22.07	3.3	1.72	(0.53)	1.79	(0.60)	107
7.34	28.77	3.1	1.72	(0.44)	1.81	(0.53)	130

13.06	5.07	11.6	1.51	(0.35)	1.51	(0.35)	99
12.43	33.78	10.5	1.52	(0.52)	1.52	(0.52)	116
10.29	16.53	9.1	1.52	0.45	1.54	0.43	91
8.83	(2.75)	6.4	1.52	(0.38)	1.55	(0.41)	86
9.08	22.21	7.1	1.52	(0.30)	1.59	(0.37)	107
7.43	28.99	4.4	1.52	(0.24)	1.62	(0.34)	130

13.52	5.30	3.0	1.21	(0.05)	1.21	(0.05)	99
12.84	34.19	2.8	1.22	(0.23)	1.22	(0.23)	116
10.59	16.89	2.1	1.22	0.72	1.24	0.70	91
9.06	(2.48)	1.6	1.22	(0.07)	1.25	(0.10)	86
9.29	22.72	1.9	1.22	(0.02)	1.29	(0.09)	107
7.57	29.18	1.2	1.22	0.07	1.32	(0.03)	130

See accompanying notes to financial statements.	135

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$11.42	$0.06	$0.08	$0.14	$—	$—	$—
Year ended 12/31/2013	9.82	0.06	1.66	1.72	(0.12)	—	(0.12)
Year ended 12/31/2012	8.28	0.09	1.45	1.54	—	—	—
Year ended 12/31/2011	9.77	0.07	(1.43)	(1.36)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.87	0.05	0.99	1.04	(0.14)	—	(0.14)
Year ended 12/31/2009	6.57	0.05	2.30	2.35	(0.05)	—	(0.05)
Class B Shares
Six months ended 06/30/2014 (g)	11.27	0.03	0.07	0.10	—	—	—
Year ended 12/31/2013	9.69	0.02	1.64	1.66	(0.08)	—	(0.08)
Year ended 12/31/2012	8.23	0.03	1.43	1.46	—	—	—
Year ended 12/31/2011	9.70	0.01	(1.41)	(1.40)	(0.07)	—	(0.07)
Year ended 12/31/2010	8.81	—	0.98	0.98	(0.09)	—	(0.09)
Year ended 12/31/2009	6.53	0.01	2.27	2.28	—	—	—
Legacy Class A Shares
Six months ended 06/30/2014 (g)	11.53	0.06	0.07	0.13	—	—	—
Year ended 12/31/2013	9.91	0.06	1.68	1.74	(0.12)	—	(0.12)
Year ended 12/31/2012	8.35	0.09	1.47	1.56	—	—	—
Year ended 12/31/2011	9.85	0.07	(1.44)	(1.37)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.94	0.05	1.00	1.05	(0.14)	—	(0.14)
Year ended 12/31/2009	6.61	0.05	2.32	2.37	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	11.38	0.04	0.07	0.11	—	—	—
Year ended 12/31/2013	9.79	0.02	1.64	1.66	(0.07)	—	(0.07)
Year ended 12/31/2012	8.29	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.76	0.04	(1.42)	(1.38)	(0.09)	—	(0.09)
Year ended 12/31/2010	8.86	0.02	0.98	1.00	(0.10)	—	(0.10)
Year ended 12/31/2009	6.56	0.02	2.29	2.31	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2014 (g)	11.53	0.07	0.08	0.15	—	—	—
Year ended 12/31/2013	9.91	0.09	1.67	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.47	1.58	—	—	—
Year ended 12/31/2011	9.83	0.10	(1.44)	(1.34)	(0.16)	—	(0.16)
Year ended 12/31/2010	8.92	0.07	1.00	1.07	(0.16)	—	(0.16)
Year ended 12/31/2009	6.59	0.07	2.32	2.39	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2014 (g)	11.36	0.04	0.07	0.11	—	—	—
Year ended 12/31/2013	9.77	0.03	1.64	1.67	(0.08)	—	(0.08)
Year ended 12/31/2012	8.26	0.06	1.45	1.51	—	—	—
Year ended 12/31/2011	9.74	0.04	(1.42)	(1.38)	(0.10)	—	(0.10)
Year ended 12/31/2010	8.84	0.02	0.99	1.01	(0.11)	—	(0.11)
Year ended 12/31/2009	6.55	0.03	2.28	2.31	(0.02)	—	(0.02)
Class R-2 Shares
Six months ended 06/30/2014 (g)	11.41	0.05	0.08	0.13	—	—	—
Year ended 12/31/2013	9.81	0.04	1.67	1.71	(0.11)	—	(0.11)
Year ended 12/31/2012	8.29	0.08	1.44	1.52	—	—	—
Year ended 12/31/2011	9.77	0.06	(1.42)	(1.36)	(0.12)	—	(0.12)
Year ended 12/31/2010	8.87	0.04	0.99	1.03	(0.13)	—	(0.13)
Year ended 12/31/2009	6.57	0.04	2.30	2.34	(0.04)	—	(0.04)
Class R-3 Shares
Six months ended 06/30/2014 (g)	11.52	0.07	0.07	0.14	—	—	—
Year ended 12/31/2013	9.90	0.08	1.68	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.46	1.57	—	—	—
Year ended 12/31/2011	9.83	0.09	(1.44)	(1.35)	(0.15)	—	(0.15)
Year ended 12/31/2010	8.91	0.07	1.00	1.07	(0.15)	—	(0.15)
Year ended 12/31/2009	6.59	0.07	2.31	2.38	(0.06)	—	(0.06)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2010.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction change for Class B shares described in Note 7 under Expense Reduction Agreements.

(g)	Unaudited.

136	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$11.56	1.23%	$43.9	1.50%	1.07%	1.54%	1.03%	71%
11.42	17.53	41.0	1.50	0.56	1.53	0.53	77
9.82	18.60	30.0	1.50	0.99	1.55	0.94	47
8.28	(13.89)	23.3	1.50	0.77	1.63	0.64	57
9.77	11.75	24.9	1.50	0.55	1.68	0.37	66
8.87	35.73	18.2	1.50	0.66	1.72	0.44	62

11.37	0.89	10.8	2.01	0.55	2.06	0.50	71
11.27	17.16	10.8	1.85	0.24	1.88	0.21	77
9.69	17.74	9.2	2.20	0.30	2.25	0.25	47
8.23	(14.45)	7.8	2.20	0.07	2.33	(0.06)	57
9.70	11.09	9.1	2.10	(0.04)	2.27	(0.21)	66
8.81	34.92	8.2	2.10	0.12	2.34	(0.12)	62

11.66	1.13	51.6	1.50	1.06	1.54	1.02	71
11.53	17.53	51.2	1.50	0.59	1.53	0.56	77
9.91	18.68	44.5	1.50	1.00	1.55	0.95	47
8.35	(13.89)	38.6	1.50	0.77	1.63	0.64	57
9.85	11.72	45.5	1.50	0.57	1.67	0.40	66
8.94	35.90	41.8	1.50	0.71	1.73	0.48	62

11.49	0.97	11.2	1.90	0.64	1.94	0.60	71
11.38	16.99	11.5	1.90	0.20	1.93	0.17	77
9.79	18.09	10.7	1.90	0.61	1.95	0.56	47
8.29	(14.14)	10.1	1.90	0.38	2.03	0.25	57
9.76	11.27	13.3	1.90	0.18	2.07	0.01	66
8.86	35.26	13.5	1.90	0.33	2.13	0.10	62

11.68	1.30	20.8	1.25	1.31	1.29	1.27	71
11.53	17.81	20.3	1.25	0.83	1.28	0.80	77
9.91	18.97	17.1	1.25	1.25	1.30	1.20	47
8.33	(13.68)	13.6	1.25	1.03	1.38	0.90	57
9.83	12.01	15.3	1.25	0.82	1.43	0.64	66
8.92	36.31	12.8	1.25	0.93	1.48	0.70	62

11.47	0.97	2.8	1.82	0.72	1.86	0.68	71
11.36	17.14	2.9	1.82	0.27	1.85	0.24	77
9.77	18.28	2.5	1.82	0.69	1.87	0.64	47
8.26	(14.16)	2.4	1.82	0.48	1.95	0.35	57
9.74	11.40	2.9	1.82	0.24	1.99	0.07	66
8.84	35.31	3.2	1.82	0.37	2.05	0.14	62

11.54	1.14	6.2	1.62	0.96	1.66	0.92	71
11.41	17.40	5.8	1.62	0.40	1.65	0.37	77
9.81	18.34	5.9	1.62	0.87	1.67	0.82	47
8.29	(13.94)	4.7	1.62	0.66	1.75	0.53	57
9.77	11.63	5.8	1.62	0.43	1.80	0.25	66
8.87	35.59	3.8	1.62	0.52	1.85	0.29	62

11.66	1.22	2.2	1.32	1.24	1.36	1.20	71
11.52	17.74	2.2	1.32	0.76	1.35	0.73	77
9.90	18.85	1.9	1.32	1.20	1.37	1.15	47
8.33	(13.75)	1.6	1.32	0.95	1.45	0.82	57
9.83	12.06	1.9	1.32	0.75	1.49	0.58	66
8.91	36.08	1.4	1.32	0.89	1.55	0.66	62

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized) (c)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$13.91	$0.09	$0.85	$0.94	$—	$—	$—
Year ended 12/31/2013	10.72	0.16	3.20	3.36	(0.17)	—	(0.17)
Year ended 12/31/2012	9.45	0.16	1.27	1.43	(0.16)	—	(0.16)
Year ended 12/31/2011	9.45	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.37	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.74	0.12	1.62	1.74	(0.11)	—	(0.11)
Class B Shares
Six months ended 06/30/2014 (g)	13.98	0.04	0.85	0.89	—	—	—
Year ended 12/31/2013	10.76	0.07	3.20	3.27	(0.05)	—	(0.05)
Year ended 12/31/2012	9.48	0.09	1.27	1.36	(0.08)	—	(0.08)
Year ended 12/31/2011	9.48	0.06	—	0.06	(0.06)	—	(0.06)
Year ended 12/31/2010	8.40	0.05	1.08	1.13	(0.05)	—	(0.05)
Year ended 12/31/2009	6.77	0.07	1.61	1.68	(0.05)	—	(0.05)
Legacy Class A Shares
Six months ended 06/30/2014 (g)	13.98	0.09	0.85	0.94	—	—	—
Year ended 12/31/2013	10.76	0.16	3.22	3.38	(0.16)	—	(0.16)
Year ended 12/31/2012	9.48	0.16	1.27	1.43	(0.15)	—	(0.15)
Year ended 12/31/2011	9.48	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.40	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.76	0.12	1.62	1.74	(0.10)	—	(0.10)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	14.08	0.06	0.85	0.91	—	—	—
Year ended 12/31/2013	10.82	0.11	3.24	3.35	(0.09)	—	(0.09)
Year ended 12/31/2012	9.52	0.11	1.28	1.39	(0.09)	—	(0.09)
Year ended 12/31/2011	9.51	0.09	(0.01)	0.08	(0.07)	—	(0.07)
Year ended 12/31/2010	8.41	0.08	1.08	1.16	(0.06)	—	(0.06)
Year ended 12/31/2009	6.77	0.09	1.62	1.71	(0.07)	—	(0.07)
Institutional Shares
Six months ended 06/30/2014 (g)	14.02	0.11	0.85	0.96	—	—	—
Year ended 12/31/2013	10.79	0.20	3.22	3.42	(0.19)	—	(0.19)
Year ended 12/31/2012	9.51	0.19	1.27	1.46	(0.18)	—	(0.18)
Year ended 12/31/2011	9.51	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.41	0.13	1.10	1.23	(0.13)	—	(0.13)
Year ended 12/31/2009	6.76	0.13	1.64	1.77	(0.12)	—	(0.12)
Class R-1 Shares
Six months ended 06/30/2014 (g)	13.97	0.07	0.84	0.91	—	—	—
Year ended 12/31/2013	10.75	0.12	3.21	3.33	(0.11)	—	(0.11)
Year ended 12/31/2012	9.47	0.13	1.27	1.40	(0.12)	—	(0.12)
Year ended 12/31/2011	9.48	0.10	(0.01)	0.09	(0.10)	—	(0.10)
Year ended 12/31/2010	8.39	0.08	1.09	1.17	(0.08)	—	(0.08)
Year ended 12/31/2009	6.75	0.09	1.63	1.72	(0.08)	—	(0.08)
Class R-2 Shares
Six months ended 06/30/2014 (g)	13.89	0.08	0.85	0.93	—	—	—
Year ended 12/31/2013	10.70	0.15	3.19	3.34	(0.15)	—	(0.15)
Year ended 12/31/2012	9.43	0.15	1.26	1.41	(0.14)	—	(0.14)
Year ended 12/31/2011	9.44	0.12	—	0.12	(0.13)	—	(0.13)
Year ended 12/31/2010	8.36	0.10	1.08	1.18	(0.10)	—	(0.10)
Year ended 12/31/2009	6.73	0.11	1.62	1.73	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2014 (g)	14.00	0.09	0.86	0.95	—	—	—
Year ended 12/31/2013	10.78	0.19	3.22	3.41	(0.19)	—	(0.19)
Year ended 12/31/2012	9.50	0.18	1.27	1.45	(0.17)	—	(0.17)
Year ended 12/31/2011	9.50	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.42	0.13	1.08	1.21	(0.13)	—	(0.13)
Year ended 12/31/2009	6.77	0.13	1.63	1.76	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio through May 11, 2012.

(c)	Net gain (loss) on investments represents less than $0.01 per share for Class A, Class B, Legacy Class A, Institutional, Class R-2 and Class R-3 shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The 2012 portfolio turnover rate reflects the period from May 12, 2012 to December 31, 2012 and excludes in-kind contribution of portfolio securities received on May 12, 2012. Prior to May 12, 2012, the S&P 500 Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2012 through May 11, 2012 was 5%.

(g)	Unaudited.

138	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e) (f)
			Expenses (b) (e)	Net investment income (loss) (b) (e)	Expenses (b) (e)	Net investment income (loss) (b) (e)

$14.85	6.76%	$320.6	0.74%	1.27%	0.74%	1.27%	2%
13.91	31.46	273.3	0.75	1.30	0.75	1.30	3
10.72	15.02	154.6	0.76	1.54	0.76	1.54	2
9.45	1.39	115.0	0.80	1.34	0.81	1.33	5
9.45	14.27	98.5	0.79	1.29	0.79	1.29	9
8.37	25.76	68.7	0.79	1.60	0.80	1.59	5

14.87	6.37	12.2	1.44	0.55	1.44	0.55	2
13.98	30.41	13.0	1.44	0.59	1.44	0.59	3
10.76	14.37	18.5	1.47	0.83	1.47	0.83	2
9.48	0.67	15.8	1.50	0.64	1.51	0.63	5
9.48	13.43	15.3	1.49	0.59	1.49	0.59	9
8.40	24.87	12.9	1.50	0.92	1.50	0.92	5

14.92	6.72	429.1	0.74	1.26	0.74	1.26	2
13.98	31.42	406.0	0.75	1.30	0.75	1.30	3
10.76	15.13	315.1	0.77	1.53	0.77	1.53	2
9.48	1.35	277.0	0.80	1.33	0.81	1.32	5
9.48	14.17	275.7	0.79	1.28	0.79	1.28	9
8.40	25.74	247.7	0.80	1.63	0.80	1.63	5

14.99	6.46	32.2	1.14	0.87	1.14	0.87	2
14.08	30.97	37.0	1.14	0.91	1.14	0.91	3
10.82	14.63	40.2	1.17	1.10	1.17	1.10	2
9.52	0.87	52.2	1.20	0.91	1.21	0.90	5
9.51	13.84	77.0	1.19	0.88	1.19	0.88	9
8.41	25.25	82.9	1.20	1.23	1.20	1.23	5

14.98	6.85	133.6	0.49	1.51	0.49	1.51	2
14.02	31.73	117.4	0.50	1.55	0.50	1.55	3
10.79	15.37	82.5	0.52	1.78	0.52	1.78	2
9.51	1.61	68.3	0.55	1.58	0.56	1.57	5
9.51	14.66	67.0	0.54	1.53	0.54	1.53	9
8.41	26.15	57.2	0.55	1.86	0.55	1.86	5

14.88	6.51	6.5	1.06	0.95	1.06	0.95	2
13.97	31.01	8.1	1.07	0.99	1.07	0.99	3
10.75	14.77	6.5	1.09	1.20	1.09	1.20	2
9.47	0.98	6.0	1.12	1.02	1.13	1.01	5
9.48	13.89	5.9	1.11	0.96	1.11	0.96	9
8.39	25.47	6.6	1.12	1.29	1.12	1.29	5

14.82	6.70	19.6	0.86	1.14	0.86	1.14	2
13.89	31.22	19.4	0.86	1.19	0.86	1.19	3
10.70	14.98	15.7	0.89	1.42	0.89	1.42	2
9.43	1.21	13.3	0.92	1.21	0.93	1.20	5
9.44	14.14	12.6	0.91	1.17	0.91	1.17	9
8.36	25.66	9.2	0.92	1.50	0.92	1.50	5

14.95	6.79	2.0	0.56	1.44	0.56	1.44	2
14.00	31.61	3.5	0.57	1.49	0.57	1.49	3
10.78	15.32	2.5	0.59	1.72	0.59	1.72	2
9.50	1.60	1.9	0.62	1.51	0.63	1.50	5
9.50	14.35	2.0	0.61	1.47	0.61	1.47	9
8.42	26.03	1.6	0.62	1.81	0.62	1.81	5

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions

Class A Shares
Six months ended 06/30/2014 (g)	$16.54	$0.03	$0.42	$0.45	$—	$—	$—
Year ended 12/31/2013	12.65	0.03	4.72	4.75	(0.06)	(0.80)	(0.86)
Year ended 12/31/2012	11.35	0.13	1.59	1.72	(0.11)	(0.31)	(0.42)
Year ended 12/31/2011	12.09	0.03	(0.63)	(0.60)	(0.03)	(0.11)	(0.14)
Year ended 12/31/2010	9.65	0.04	2.44	2.48	(0.04)	—	(0.04)
Year ended 12/31/2009	7.68	0.04	1.97	2.01	(0.04)	—	(0.04)
Class B Shares
Six months ended 06/30/2014 (g)	16.25	—	0.41	0.41	—	—	—
Year ended 12/31/2013	12.46	(0.05)	4.64	4.59	—	(0.80)	(0.80)
Year ended 12/31/2012	11.18	0.04	1.57	1.61	(0.02)	(0.31)	(0.33)
Year ended 12/31/2011	11.98	(0.05)	(0.64)	(0.69)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.60	(0.03)	2.41	2.38	—	—	—
Year ended 12/31/2009	7.66	(0.02)	1.96	1.94	—	—	—
Legacy Class A Shares
Six months ended 06/30/2014 (g)	16.39	0.03	0.42	0.45	—	—	—
Year ended 12/31/2013	12.53	0.03	4.68	4.71	(0.05)	(0.80)	(0.85)
Year ended 12/31/2012	11.24	0.13	1.57	1.70	(0.10)	(0.31)	(0.41)
Year ended 12/31/2011	11.98	0.03	(0.64)	(0.61)	(0.02)	(0.11)	(0.13)
Year ended 12/31/2010	9.56	0.04	2.41	2.45	(0.03)	—	(0.03)
Year ended 12/31/2009	7.61	0.04	1.95	1.99	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	16.08	—	0.40	0.40	—	—	—
Year ended 12/31/2013	12.31	(0.03)	4.60	4.57	—	(0.80)	(0.80)
Year ended 12/31/2012	11.05	0.07	1.55	1.62	(0.05)	(0.31)	(0.36)
Year ended 12/31/2011	11.80	(0.02)	(0.62)	(0.64)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.42	—	2.38	2.38	—	—	—
Year ended 12/31/2009	7.51	0.01	1.91	1.92	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2014 (g)	16.64	0.05	0.42	0.47	—	—	—
Year ended 12/31/2013	12.71	0.07	4.75	4.82	(0.09)	(0.80)	(0.89)
Year ended 12/31/2012	11.39	0.16	1.60	1.76	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.14	0.06	(0.65)	(0.59)	(0.05)	(0.11)	(0.16)
Year ended 12/31/2010	9.68	0.07	2.45	2.52	(0.06)	—	(0.06)
Year ended 12/31/2009	7.70	0.06	1.98	2.04	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2014 (g)	16.51	0.01	0.41	0.42	—	—	—
Year ended 12/31/2013	12.63	(0.01)	4.70	4.69	(0.01)	(0.80)	(0.81)
Year ended 12/31/2012	11.32	0.09	1.59	1.68	(0.06)	(0.31)	(0.37)
Year ended 12/31/2011	12.08	(0.01)	(0.64)	(0.65)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.64	—	2.44	2.44	—	—	—
Year ended 12/31/2009	7.67	0.01	1.97	1.98	(0.01)	—	(0.01)
Class R-2 Shares
Six months ended 06/30/2014 (g)	16.53	0.02	0.43	0.45	—	—	—
Year ended 12/31/2013	12.64	0.01	4.72	4.73	(0.04)	(0.80)	(0.84)
Year ended 12/31/2012	11.34	0.11	1.59	1.70	(0.09)	(0.31)	(0.40)
Year ended 12/31/2011	12.08	0.02	(0.64)	(0.62)	(0.01)	(0.11)	(0.12)
Year ended 12/31/2010	9.64	0.03	2.43	2.46	(0.02)	—	(0.02)
Year ended 12/31/2009	7.68	0.03	1.97	2.00	(0.04)	—	(0.04)
Class R-3 Shares
Six months ended 06/30/2014 (g)	16.64	0.05	0.42	0.47	—	—	—
Year ended 12/31/2013	12.71	0.06	4.75	4.81	(0.08)	(0.80)	(0.88)
Year ended 12/31/2012	11.40	0.15	1.60	1.75	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.15	0.05	(0.65)	(0.60)	(0.04)	(0.11)	(0.15)
Year ended 12/31/2010	9.69	0.06	2.45	2.51	(0.05)	—	(0.05)
Year ended 12/31/2009	7.71	0.05	1.98	2.03	(0.05)	—	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B and Legacy Class B shares in 2014 and Legacy Class B and Class R-1 shares in 2010.

(c)	Net realized gain distributions represent less than $0.01 per share in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction changes described in Note 7 under Expense Reduction Agreements.

(g)	Unaudited.

140	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$16.99	2.72%	$98.1	0.93%	0.38%	0.93%	0.38%	26%
16.54	37.57	87.0	0.94	0.23	0.96	0.21	14
12.65	15.22	51.5	0.95	1.05	0.98	1.02	14
11.35	(4.97)	41.8	0.95	0.28	0.98	0.25	14
12.09	25.66	39.6	0.95	0.41	1.01	0.35	15
9.65	26.21	26.3	0.95	0.50	1.03	0.42	20

16.66	2.52	14.7	1.36	(0.02)	1.36	(0.02)	26
16.25	36.84	14.4	1.49	(0.33)	1.51	(0.35)	14
12.46	14.48	10.7	1.65	0.33	1.68	0.30	14
11.18	(5.73)	9.6	1.65	(0.43)	1.68	(0.46)	14
11.98	24.79	10.1	1.65	(0.31)	1.71	(0.37)	15
9.60	25.33	7.9	1.65	(0.21)	1.73	(0.29)	20

16.84	2.75	203.8	0.93	0.41	0.93	0.41	26
16.39	37.63	200.6	0.94	0.21	0.96	0.19	14
12.53	15.26	150.6	0.95	1.02	0.98	0.99	14
11.24	(5.04)	134.7	0.95	0.27	0.98	0.24	14
11.98	25.65	143.8	0.95	0.39	1.01	0.33	15
9.56	26.13	118.3	0.95	0.49	1.03	0.41	20

16.48	2.49	31.1	1.33	0.03	1.33	0.03	26
16.08	37.14	32.9	1.34	(0.19)	1.36	(0.21)	14
12.31	14.72	29.3	1.35	0.58	1.38	0.55	14
11.05	(5.39)	32.5	1.35	(0.15)	1.38	(0.18)	14
11.80	25.27	44.1	1.35	(0.03)	1.41	(0.09)	15
9.42	25.54	41.1	1.35	0.09	1.43	0.01	20

17.11	2.82	81.4	0.68	0.65	0.68	0.65	26
16.64	37.96	78.7	0.69	0.47	0.71	0.45	14
12.71	15.60	54.1	0.70	1.27	0.73	1.24	14
11.39	(4.81)	47.6	0.70	0.51	0.73	0.48	14
12.14	26.01	50.3	0.70	0.64	0.76	0.58	15
9.68	26.47	38.9	0.70	0.74	0.78	0.66	20

16.93	2.54	4.0	1.25	0.10	1.25	0.10	26
16.51	37.25	4.2	1.26	(0.10)	1.28	(0.12)	14
12.63	14.88	3.2	1.27	0.71	1.30	0.68	14
11.32	(5.35)	2.7	1.27	(0.06)	1.30	(0.09)	14
12.08	25.31	3.0	1.27	0.04	1.33	(0.02)	15
9.64	25.86	3.0	1.27	0.17	1.35	0.09	20

16.98	2.72	9.6	1.05	0.27	1.05	0.27	26
16.53	37.44	8.9	1.06	0.10	1.08	0.08	14
12.64	15.09	6.8	1.07	0.93	1.10	0.90	14
11.34	(5.13)	5.6	1.07	0.13	1.10	0.10	14
12.08	25.57	5.9	1.07	0.29	1.13	0.23	15
9.64	26.00	3.7	1.07	0.38	1.15	0.30	20

17.11	2.82	2.5	0.75	0.59	0.75	0.59	26
16.64	37.86	2.5	0.76	0.40	0.78	0.38	14
12.71	15.44	1.9	0.77	1.24	0.80	1.21	14
11.40	(4.88)	1.5	0.77	0.44	0.80	0.41	14
12.15	25.92	1.7	0.77	0.58	0.83	0.52	15
9.69	26.38	1.2	0.77	0.68	0.85	0.60	20

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014(e)	$12.49	$0.26	$0.30	$0.56	$—	$—	$—
Year ended 12/31/2013	10.55	0.21	1.95	2.16	(0.22)	—	(0.22)
Year ended 12/31/2012	9.19	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.84	0.22	(1.62)	(1.40)	(0.25)	—	(0.25)
Year ended 12/31/2010	10.33	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.25	0.17	2.12	2.29	(0.21)	—	(0.21)
Class B Shares
Six months ended 06/30/2014(e)	12.50	0.23	0.30	0.53	—	—	—
Year ended 12/31/2013	10.57	0.15	1.93	2.08	(0.15)	—	(0.15)
Year ended 12/31/2012	9.20	0.15	1.39	1.54	(0.17)	—	(0.17)
Year ended 12/31/2011	10.84	0.16	(1.63)	(1.47)	(0.17)	—	(0.17)
Year ended 12/31/2010	10.34	0.09	0.51	0.60	(0.10)	—	(0.10)
Year ended 12/31/2009	8.26	0.11	2.12	2.23	(0.15)	—	(0.15)
Legacy Class A Shares
Six months ended 06/30/2014(e)	12.47	0.26	0.30	0.56	—	—	—
Year ended 12/31/2013	10.53	0.21	1.94	2.15	(0.21)	—	(0.21)
Year ended 12/31/2012	9.17	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.81	0.23	(1.63)	(1.40)	(0.24)	—	(0.24)
Year ended 12/31/2010	10.30	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.22	0.17	2.12	2.29	(0.21)	—	(0.21)
Legacy Class B Shares
Six months ended 06/30/2014(e)	12.53	0.23	0.31	0.54	—	—	—
Year ended 12/31/2013	10.58	0.17	1.94	2.11	(0.16)	—	(0.16)
Year ended 12/31/2012	9.21	0.18	1.38	1.56	(0.19)	—	(0.19)
Year ended 12/31/2011	10.84	0.19	(1.63)	(1.44)	(0.19)	—	(0.19)
Year ended 12/31/2010	10.33	0.13	0.50	0.63	(0.12)	—	(0.12)
Year ended 12/31/2009	8.25	0.14	2.11	2.25	(0.17)	—	(0.17)
Institutional Shares
Six months ended 06/30/2014(e)	12.51	0.28	0.30	0.58	—	—	—
Year ended 12/31/2013	10.57	0.24	1.94	2.18	(0.24)	—	(0.24)
Year ended 12/31/2012	9.19	0.25	1.39	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.84	0.26	(1.64)	(1.38)	(0.27)	—	(0.27)
Year ended 12/31/2010	10.33	0.19	0.52	0.71	(0.20)	—	(0.20)
Year ended 12/31/2009	8.24	0.19	2.13	2.32	(0.23)	—	(0.23)
Class R-1 Shares
Six months ended 06/30/2014(e)	12.50	0.24	0.30	0.54	—	—	—
Year ended 12/31/2013	10.56	0.18	1.93	2.11	(0.17)	—	(0.17)
Year ended 12/31/2012	9.19	0.19	1.38	1.57	(0.20)	—	(0.20)
Year ended 12/31/2011	10.83	0.20	(1.63)	(1.43)	(0.21)	—	(0.21)
Year ended 12/31/2010	10.32	0.13	0.51	0.64	(0.13)	—	(0.13)
Year ended 12/31/2009	8.24	0.14	2.13	2.27	(0.19)	—	(0.19)
Class R-2 Shares
Six months ended 06/30/2014(e)	12.46	0.25	0.31	0.56	—	—	—
Year ended 12/31/2013	10.53	0.19	1.94	2.13	(0.20)	—	(0.20)
Year ended 12/31/2012	9.17	0.21	1.38	1.59	(0.23)	—	(0.23)
Year ended 12/31/2011	10.81	0.22	(1.63)	(1.41)	(0.23)	—	(0.23)
Year ended 12/31/2010	10.31	0.15	0.51	0.66	(0.16)	—	(0.16)
Year ended 12/31/2009	8.23	0.15	2.14	2.29	(0.21)	—	(0.21)
Class R-3 Shares
Six months ended 06/30/2014(e)	12.52	0.27	0.31	0.58	—	—	—
Year ended 12/31/2013	10.58	0.23	1.94	2.17	(0.23)	—	(0.23)
Year ended 12/31/2012	9.20	0.24	1.40	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.85	0.25	(1.64)	(1.39)	(0.26)	—	(0.26)
Year ended 12/31/2010	10.35	0.18	0.51	0.69	(0.19)	—	(0.19)
Year ended 12/31/2009	8.26	0.19	2.13	2.32	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of the expense reduction changes described in Note 7 under Expense Reduction Agreements.

(e)	Unaudited.

142	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
			Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$13.05	4.48%	$80.1	1.18%	4.18%	1.20%	4.16%	2%
12.49	20.44	68.7	1.19	1.81	1.23	1.77	1
10.55	17.41	47.8	1.20	2.23	1.26	2.17	4
9.19	(12.94)	38.7	1.20	2.17	1.23	2.14	4
10.84	6.59	42.5	1.20	1.62	1.23	1.59	4
10.33	27.79	35.0	1.19	1.86	1.29	1.76	6

13.03	4.24	12.8	1.61	3.73	1.63	3.71	2
12.50	19.71	12.3	1.71	1.33	1.75	1.29	1
10.57	16.74	10.3	1.90	1.55	1.96	1.49	4
9.20	(13.54)	9.0	1.90	1.48	1.93	1.45	4
10.84	5.80	10.5	1.90	0.93	1.93	0.90	4
10.34	26.98	9.8	1.89	1.22	2.00	1.11	6

13.03	4.49	103.7	1.18	4.17	1.20	4.15	2
12.47	20.43	98.4	1.19	1.84	1.23	1.80	1
10.53	17.43	83.4	1.20	2.25	1.26	2.19	4
9.17	(12.91)	74.1	1.20	2.19	1.23	2.16	4
10.81	6.58	89.5	1.20	1.63	1.23	1.60	4
10.30	27.83	87.7	1.19	1.92	1.30	1.81	6

13.07	4.31	17.0	1.58	3.76	1.60	3.74	2
12.53	19.92	17.9	1.59	1.47	1.63	1.43	1
10.58	16.96	17.9	1.60	1.88	1.66	1.82	4
9.21	(13.24)	18.5	1.60	1.80	1.63	1.77	4
10.84	6.12	25.6	1.60	1.25	1.63	1.22	4
10.33	27.30	27.6	1.59	1.53	1.70	1.42	6

13.09	4.64	47.6	0.93	4.42	0.95	4.40	2
12.51	20.63	44.4	0.94	2.09	0.98	2.05	1
10.57	17.88	35.0	0.95	2.50	1.01	2.44	4
9.19	(12.72)	30.0	0.95	2.45	0.98	2.42	4
10.84	6.81	35.2	0.95	1.89	0.98	1.86	4
10.33	28.18	32.8	0.94	2.14	1.05	2.03	6

13.04	4.32	3.7	1.50	3.88	1.52	3.86	2
12.50	19.97	3.7	1.51	1.54	1.55	1.50	1
10.56	17.13	3.4	1.52	1.98	1.58	1.92	4
9.19	(13.19)	3.1	1.52	1.86	1.55	1.83	4
10.83	6.21	3.6	1.52	1.33	1.55	1.30	4
10.32	27.49	4.2	1.51	1.57	1.62	1.46	6

13.02	4.49	8.3	1.30	4.01	1.32	3.99	2
12.46	20.23	7.4	1.31	1.69	1.35	1.65	1
10.53	17.30	6.8	1.32	2.10	1.38	2.04	4
9.17	(13.00)	5.7	1.32	2.08	1.35	2.05	4
10.81	6.39	6.4	1.32	1.49	1.35	1.46	4
10.31	27.75	5.0	1.31	1.76	1.42	1.65	6

13.10	4.63	2.4	1.00	4.35	1.02	4.33	2
12.52	20.53	2.3	1.01	2.00	1.05	1.96	1
10.58	17.81	1.9	1.02	2.42	1.08	2.36	4
9.20	(12.77)	1.5	1.02	2.37	1.05	2.34	4
10.85	6.66	1.8	1.02	1.80	1.05	1.77	4
10.35	28.03	1.6	1.01	2.09	1.12	1.98	6

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2014 (h)	$10.07	$0.04	$0.53	$0.57	$(0.04)	$—	$(0.04)
Year ended 12/31/2013	8.67	0.12	1.40	1.52	(0.12)	—	(0.12)
Year ended 12/31/2012	7.94	0.14	0.73	0.87	(0.14)	—	(0.14)
Year ended 12/31/2011	7.86	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.24	0.12	0.62	0.74	(0.12)	—	(0.12)
Year ended 12/31/2009	6.33	0.14	0.90	1.04	(0.13)	—	(0.13)
Class B Shares
Six months ended 06/30/2014 (h)	10.08	0.01	0.54	0.55	(0.02)	—	(0.02)
Year ended 12/31/2013	8.69	0.07	1.38	1.45	(0.06)	—	(0.06)
Year ended 12/31/2012	7.95	0.08	0.74	0.82	(0.08)	—	(0.08)
Year ended 12/31/2011	7.87	0.07	0.08	0.15	(0.07)	—	(0.07)
Year ended 12/31/2010	7.25	0.07	0.62	0.69	(0.07)	—	(0.07)
Year ended 12/31/2009	6.34	0.09	0.91	1.00	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2014 (h)	10.16	0.04	0.54	0.58	(0.04)	—	(0.04)
Year ended 12/31/2013	8.75	0.12	1.40	1.52	(0.11)	—	(0.11)
Year ended 12/31/2012	8.01	0.14	0.74	0.88	(0.14)	—	(0.14)
Year ended 12/31/2011	7.93	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.30	0.11	0.63	0.74	(0.11)	—	(0.11)
Year ended 12/31/2009	6.38	0.13	0.92	1.05	(0.13)	—	(0.13)
Legacy Class B Shares
Six months ended 06/30/2014 (h)	10.19	0.02	0.53	0.55	(0.02)	—	(0.02)
Year ended 12/31/2013	8.77	0.08	1.41	1.49	(0.07)	—	(0.07)
Year ended 12/31/2012	8.03	0.10	0.74	0.84	(0.10)	—	(0.10)
Year ended 12/31/2011	7.94	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 12/31/2010	7.31	0.08	0.63	0.71	(0.08)	—	(0.08)
Year ended 12/31/2009	6.39	0.11	0.91	1.02	(0.10)	—	(0.10)
Institutional Shares
Six months ended 06/30/2014 (h)	10.08	0.05	0.53	0.58	(0.05)	—	(0.05)
Year ended 12/31/2013	8.68	0.14	1.40	1.54	(0.14)	—	(0.14)
Year ended 12/31/2012	7.95	0.16	0.73	0.89	(0.16)	—	(0.16)
Year ended 12/31/2011	7.86	0.15	0.09	0.24	(0.15)	—	(0.15)
Year ended 12/31/2010	7.24	0.13	0.62	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.33	0.15	0.90	1.05	(0.14)	—	(0.14)
Class R-1 Shares
Six months ended 06/30/2014 (h)	9.95	0.03	0.52	0.55	(0.03)	—	(0.03)
Year ended 12/31/2013	8.57	0.08	1.38	1.46	(0.08)	—	(0.08)
Year ended 12/31/2012	7.84	0.11	0.73	0.84	(0.11)	—	(0.11)
Year ended 12/31/2011	7.76	0.10	0.08	0.18	(0.10)	—	(0.10)
Year ended 12/31/2010	7.15	0.08	0.62	0.70	(0.09)	—	(0.09)
Year ended 12/31/2009	6.25	0.11	0.90	1.01	(0.11)	—	(0.11)
Class R-2 Shares
Six months ended 06/30/2014 (h)	9.96	0.04	0.53	0.57	(0.04)	—	(0.04)
Year ended 12/31/2013	8.58	0.11	1.37	1.48	(0.10)	—	(0.10)
Year ended 12/31/2012	7.86	0.13	0.72	0.85	(0.13)	—	(0.13)
Year ended 12/31/2011	7.78	0.12	0.08	0.20	(0.12)	—	(0.12)
Year ended 12/31/2010	7.17	0.10	0.62	0.72	(0.11)	—	(0.11)
Year ended 12/31/2009	6.26	0.13	0.90	1.03	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 06/30/2014 (h)	9.98	0.05	0.52	0.57	(0.05)	—	(0.05)
Year ended 12/31/2013	8.59	0.13	1.39	1.52	(0.13)	—	(0.13)
Year ended 12/31/2012	7.87	0.15	0.72	0.87	(0.15)	—	(0.15)
Year ended 12/31/2011	7.79	0.14	0.08	0.22	(0.14)	—	(0.14)
Year ended 12/31/2010	7.17	0.12	0.63	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.27	0.14	0.90	1.04	(0.14)	—	(0.14)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net realized gain distributions represent less than $0.01 per share for all classes in 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	The expense ratios include the effect of the expense reduction change for Class B shares described in Note 7 under Expense Reduction Agreements.

(g)	Portfolio turnover rate rounds to less than 1% for 2014.

(h)	Unaudited.

144	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (d) (g)
			Expenses (d) (e) (f)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)

$10.60	5.67%	$95.0	0.25%	0.82%	0.35%	0.72%	0%
10.07	17.53	82.6	0.25	1.30	0.34	1.21	0
8.67	10.98	52.2	0.25	1.69	0.35	1.59	1
7.94	2.73	40.8	0.25	1.62	0.36	1.51	2
7.86	10.25	34.6	0.25	1.55	0.36	1.44	1
7.24	16.48	21.5	0.25	2.07	0.37	1.95	1

10.61	5.41	13.6	0.79	0.28	0.89	0.18	0
10.08	16.74	12.8	0.79	0.70	0.88	0.61	0
8.69	10.32	10.4	0.95	0.93	1.05	0.83	1
7.95	2.01	9.3	0.95	0.90	1.06	0.79	2
7.87	9.55	9.1	0.85	0.88	0.96	0.77	1
7.25	15.77	8.2	0.85	1.41	0.97	1.29	1

10.70	5.72	106.7	0.25	0.82	0.35	0.72	0
10.16	17.46	101.9	0.25	1.22	0.34	1.13	0
8.75	11.00	88.3	0.25	1.62	0.35	1.52	1
8.01	2.68	80.6	0.25	1.60	0.36	1.49	2
7.93	10.27	77.7	0.25	1.48	0.36	1.37	1
7.30	16.47	70.8	0.25	2.00	0.37	1.88	1

10.72	5.40	24.5	0.65	0.42	0.75	0.32	0
10.19	17.06	24.8	0.65	0.80	0.74	0.71	0
8.77	10.51	24.0	0.65	1.18	0.75	1.08	1
8.03	2.35	25.5	0.65	1.13	0.76	1.02	2
7.94	9.79	31.9	0.65	1.05	0.77	0.93	1
7.31	16.00	34.1	0.65	1.59	0.77	1.47	1

10.61	5.78	27.6	0.00	1.07	0.10	0.97	0
10.08	17.78	24.5	0.00	1.49	0.09	1.40	0
8.68	11.23	19.7	0.00	1.90	0.10	1.80	1
7.95	3.10	15.8	0.00	1.86	0.11	1.75	2
7.86	10.49	14.6	0.00	1.74	0.11	1.63	1
7.24	16.73	12.2	0.00	2.28	0.12	2.16	1

10.47	5.49	2.8	0.57	0.50	0.67	0.40	0
9.95	17.07	2.5	0.57	0.86	0.66	0.77	0
8.57	10.78	2.6	0.57	1.32	0.67	1.22	1
7.84	2.42	2.3	0.57	1.29	0.68	1.18	2
7.76	9.86	2.3	0.57	1.14	0.69	1.02	1
7.15	16.16	2.5	0.57	1.68	0.69	1.56	1

10.49	5.68	5.9	0.37	0.70	0.47	0.60	0
9.96	17.33	5.3	0.37	1.13	0.46	1.04	0
8.58	10.82	4.5	0.37	1.48	0.47	1.38	1
7.86	2.63	3.6	0.37	1.46	0.48	1.35	2
7.78	10.04	3.7	0.37	1.31	0.49	1.19	1
7.17	16.51	3.9	0.37	1.91	0.49	1.79	1

10.50	5.71	1.5	0.07	1.00	0.17	0.90	0
9.98	17.76	1.5	0.07	1.40	0.16	1.31	0
8.59	11.14	1.3	0.07	1.80	0.17	1.70	1
7.87	2.92	1.2	0.07	1.75	0.18	1.64	2
7.79	10.52	1.1	0.07	1.66	0.18	1.55	1
7.17	16.64	0.9	0.07	2.19	0.19	2.07	1

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (c)	$10.99	$0.14	$0.33	$0.47	$(0.14)	$—	$(0.14)
Year ended 12/31/2013	11.78	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.65	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.53	0.87	(0.34)	—	(0.34)
Year ended 12/31/2010	10.88	0.36	0.24	0.60	(0.36)	—	(0.36)
Year ended 12/31/2009	10.29	0.43	0.59	1.02	(0.43)	—	(0.43)
Class B Shares
Six months ended 06/30/2014 (c)	10.98	0.12	0.33	0.45	(0.12)	—	(0.12)
Year ended 12/31/2013	11.78	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.65	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.11	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.87	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.28	0.39	0.59	0.98	(0.39)	—	(0.39)
Legacy Class A Shares
Six months ended 06/30/2014 (c)	11.00	0.14	0.33	0.47	(0.14)	—	(0.14)
Year ended 12/31/2013	11.79	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.66	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.54	0.88	(0.34)	—	(0.34)
Year ended 12/31/2010	10.89	0.36	0.23	0.59	(0.36)	—	(0.36)
Year ended 12/31/2009	10.30	0.44	0.59	1.03	(0.44)	—	(0.44)
Legacy Class B Shares
Six months ended 06/30/2014 (c)	11.00	0.12	0.34	0.46	(0.12)	—	(0.12)
Year ended 12/31/2013	11.80	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.67	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.13	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.89	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.30	0.39	0.59	0.98	(0.39)	—	(0.39)
Institutional Shares
Six months ended 06/30/2014 (c)	10.98	0.16	0.34	0.50	(0.16)	—	(0.16)
Year ended 12/31/2013	11.78	0.32	(0.72)	(0.40)	(0.32)	(0.08)	(0.40)
Year ended 12/31/2012	11.65	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.11	0.37	0.54	0.91	(0.37)	—	(0.37)
Year ended 12/31/2010	10.87	0.39	0.24	0.63	(0.39)	—	(0.39)
Year ended 12/31/2009	10.29	0.46	0.58	1.04	(0.46)	—	(0.46)
Class R-1 Shares
Six months ended 06/30/2014 (c)	10.99	0.13	0.33	0.46	(0.13)	—	(0.13)
Year ended 12/31/2013	11.78	0.25	(0.71)	(0.46)	(0.25)	(0.08)	(0.33)
Year ended 12/31/2012	11.65	0.27	0.13	0.40	(0.27)	—	(0.27)
Year ended 12/31/2011	11.12	0.30	0.53	0.83	(0.30)	—	(0.30)
Year ended 12/31/2010	10.88	0.33	0.24	0.57	(0.33)	—	(0.33)
Year ended 12/31/2009	10.29	0.40	0.59	0.99	(0.40)	—	(0.40)
Class R-2 Shares
Six months ended 06/30/2014 (c)	10.98	0.14	0.33	0.47	(0.14)	—	(0.14)
Year ended 12/31/2013	11.77	0.27	(0.71)	(0.44)	(0.27)	(0.08)	(0.35)
Year ended 12/31/2012	11.64	0.29	0.13	0.42	(0.29)	—	(0.29)
Year ended 12/31/2011	11.11	0.33	0.53	0.86	(0.33)	—	(0.33)
Year ended 12/31/2010	10.87	0.35	0.24	0.59	(0.35)	—	(0.35)
Year ended 12/31/2009	10.28	0.42	0.59	1.01	(0.42)	—	(0.42)
Class R-3 Shares
Six months ended 06/30/2014 (c)	10.99	0.15	0.34	0.49	(0.15)	—	(0.15)
Year ended 12/31/2013	11.79	0.31	(0.72)	(0.41)	(0.31)	(0.08)	(0.39)
Year ended 12/31/2012	11.66	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.12	0.36	0.54	0.90	(0.36)	—	(0.36)
Year ended 12/31/2010	10.88	0.38	0.24	0.62	(0.38)	—	(0.38)
Year ended 12/31/2009	10.29	0.45	0.59	1.04	(0.45)	—	(0.45)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

146	See accompanying notes to financial statements.

Net asset value, end of period	Total return (a)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (b)
			Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)

$11.32	4.32%	$336.0	0.66%	2.58%	0.66%	2.58%	9%
10.99	(3.61)	333.0	0.66	2.52	0.66	2.52	21
11.78	3.77	368.6	0.66	2.57	0.66	2.57	8
11.65	7.95	208.9	0.67	2.99	0.67	2.99	8
11.12	5.56	160.5	0.68	3.19	0.68	3.19	16
10.88	10.12	84.6	0.69	4.01	0.69	4.01	11

11.31	4.12	12.1	1.06	2.18	1.06	2.18	9
10.98	(4.08)	11.9	1.06	2.13	1.06	2.13	21
11.78	3.36	12.4	1.06	2.20	1.06	2.20	8
11.65	7.62	10.9	1.07	2.60	1.07	2.60	8
11.11	5.14	9.7	1.08	2.82	1.08	2.82	16
10.87	9.69	8.2	1.09	3.66	1.09	3.66	11

11.33	4.32	130.8	0.66	2.58	0.66	2.58	9
11.00	(3.60)	131.1	0.66	2.52	0.66	2.52	21
11.79	3.77	153.3	0.66	2.60	0.66	2.60	8
11.66	8.05	142.4	0.67	3.00	0.67	3.00	8
11.12	5.46	130.2	0.68	3.23	0.68	3.23	16
10.89	10.12	120.8	0.69	4.08	0.69	4.08	11

11.34	4.21	5.7	1.06	2.18	1.06	2.18	9
11.00	(4.07)	7.4	1.06	2.10	1.06	2.10	21
11.80	3.36	22.8	1.06	2.21	1.06	2.21	8
11.67	7.61	38.1	1.07	2.61	1.07	2.61	8
11.13	5.14	47.3	1.08	2.84	1.08	2.84	16
10.89	9.68	51.9	1.09	3.68	1.09	3.68	11

11.32	4.55	190.8	0.41	2.83	0.41	2.83	9
10.98	(3.45)	185.7	0.41	2.78	0.41	2.78	21
11.78	4.03	175.9	0.41	2.84	0.41	2.84	8
11.65	8.32	140.1	0.42	3.25	0.42	3.25	8
11.11	5.82	124.3	0.43	3.47	0.43	3.47	16
10.87	10.30	105.7	0.44	4.30	0.44	4.30	11

11.32	4.16	3.5	0.98	2.26	0.98	2.26	9
10.99	(3.91)	3.7	0.98	2.20	0.98	2.20	21
11.78	3.44	4.4	0.98	2.28	0.98	2.28	8
11.65	7.61	3.9	0.99	2.68	0.99	2.68	8
11.12	5.22	3.7	1.00	2.92	1.00	2.92	16
10.88	9.77	4.5	1.01	3.75	1.01	3.75	11

11.31	4.27	7.8	0.78	2.46	0.78	2.46	9
10.98	(3.73)	8.1	0.78	2.41	0.78	2.41	21
11.77	3.65	8.6	0.78	2.47	0.78	2.47	8
11.64	7.83	6.7	0.79	2.88	0.79	2.88	8
11.11	5.43	5.9	0.80	3.10	0.80	3.10	16
10.87	10.00	4.9	0.81	3.94	0.81	3.94	11

11.33	4.51	1.8	0.48	2.76	0.48	2.76	9
10.99	(3.51)	1.8	0.48	2.70	0.48	2.70	21
11.79	3.96	2.2	0.48	2.78	0.48	2.78	8
11.66	8.24	1.9	0.49	3.19	0.49	3.19	8
11.12	5.75	1.7	0.50	3.42	0.50	3.42	16
10.88	10.32	1.2	0.51	4.27	0.51	4.27	11

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2014 (d)	$11.23	$0.17	$0.48	$0.65	$(0.17)	$—	$(0.17)
Year ended 12/31/2013	11.95	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.68	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.90	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.13	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.51	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Class B Shares
Six months ended 06/30/2014 (d)	11.22	0.14	0.48	0.62	(0.14)	—	(0.14)
Year ended 12/31/2013	11.95	0.26	(0.73)	(0.47)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.68	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.89	0.32	0.79	1.11	(0.32)	—	(0.32)
Year ended 12/31/2010	11.13	0.33	(0.23)	0.10	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.50	0.37	0.66	1.03	(0.37)	(0.03)	(0.40)
Legacy Class A Shares
Six months ended 06/30/2014 (d)	11.21	0.16	0.48	0.64	(0.16)	—	(0.16)
Year ended 12/31/2013	11.93	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.66	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.88	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.11	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.49	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Legacy Class B Shares
Six months ended 06/30/2014 (d)	11.21	0.14	0.48	0.62	(0.14)	—	(0.14)
Year ended 12/31/2013	11.93	0.26	(0.72)	(0.46)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.66	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.88	0.32	0.78	1.10	(0.32)	—	(0.32)
Year ended 12/31/2010	11.11	0.33	(0.22)	0.11	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.49	0.37	0.65	1.02	(0.37)	(0.03)	(0.40)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2012.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

148	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
			Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$11.71	5.77%	$396.2	0.66%	2.88%	0.66%	2.88%	4%
11.23	(3.45)	388.2	0.67	2.68	0.67	2.68	14
11.95	4.97	453.5	0.66	2.53	0.66	2.53	3
11.68	10.69	211.1	0.68	3.22	0.68	3.22	10
10.90	1.35	159.2	0.68	3.35	0.68	3.35	4
11.13	10.23	91.4	0.70	3.66	0.70	3.66	4

11.70	5.56	6.9	1.06	2.48	1.06	2.48	4
11.22	(3.92)	6.6	1.07	2.29	1.07	2.29	14
11.95	4.55	7.0	1.06	2.16	1.06	2.16	3
11.68	10.35	5.3	1.08	2.83	1.08	2.83	10
10.89	0.86	4.5	1.08	2.97	1.08	2.97	4
11.13	9.91	3.8	1.10	3.34	1.10	3.34	4

11.69	5.78	82.8	0.66	2.88	0.66	2.88	4
11.21	(3.46)	81.3	0.67	2.69	0.67	2.69	14
11.93	4.98	91.6	0.66	2.57	0.66	2.57	3
11.66	10.70	77.7	0.68	3.23	0.68	3.23	10
10.88	1.35	66.2	0.68	3.38	0.68	3.38	4
11.11	10.25	66.9	0.70	3.74	0.70	3.74	4

11.69	5.57	0.8	1.06	2.49	1.06	2.49	4
11.21	(3.85)	1.0	1.05	2.12	1.05	2.12	14
11.93	4.56	16.7	1.06	2.18	1.06	2.18	3
11.66	10.26	25.9	1.08	2.84	1.08	2.84	10
10.88	0.95	25.1	1.08	2.98	1.08	2.98	4
11.11	9.81	26.1	1.10	3.34	1.10	3.34	4

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a)	Net gain (loss) on investments (both realized and unrealized) (b)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$1.00	$—	$—	$—	$—	$—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Class B Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Legacy Class A Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Legacy Class B Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Institutional Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Class R-1 Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Class R-2 Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—
Class R-3 Shares
Six months ended 06/30/2014 (g)	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Year ended 12/31/2009	1.00	—		—	—	—

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2014, 2013, 2012, 2011 and 2010 and all classes in 2009.

(b)	Net gain (loss) on investments represents less than $0.01 per share for all classes in 2013.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Net investment income and Total return represent less than 0.005% per share for Institutional and Class R-3 shares in 2014, 2013, 2012, 2011 and 2010.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 7 under Expense Reduction Agreements.

(g)	Unaudited.

150	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c) (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
			Expenses (e) (f)	Net investment income (d) (e)	Expenses (e)	Net investment income (e)

$1.00	0.00%	$149.6	0.07%	0.00%	0.59%	(0.52)%
1.00	0.00	164.2	0.09	0.00	0.59	(0.50)
1.00	0.00	119.8	0.11	0.00	0.59	(0.48)
1.00	0.00	106.8	0.11	0.00	0.60	(0.49)
1.00	0.00	94.0	0.17	0.00	0.60	(0.43)
1.00	0.04	80.8	0.29	0.04	0.61	(0.28)

1.00	0.00	0.6	0.07	0.00	0.99	(0.92)
1.00	0.00	0.7	0.09	0.00	0.99	(0.90)
1.00	0.00	3.1	0.11	0.00	0.99	(0.88)
1.00	0.00	3.2	0.11	0.00	1.00	(0.89)
1.00	0.00	3.1	0.17	0.00	1.00	(0.83)
1.00	0.01	3.3	0.32	0.01	1.01	(0.68)

1.00	0.00	69.3	0.07	0.00	0.59	(0.52)
1.00	0.00	71.0	0.09	0.00	0.59	(0.50)
1.00	0.00	75.4	0.11	0.00	0.59	(0.48)
1.00	0.00	80.5	0.11	0.00	0.60	(0.49)
1.00	0.00	75.0	0.17	0.00	0.60	(0.43)
1.00	0.04	88.8	0.30	0.04	0.61	(0.27)

1.00	0.00	1.5	0.07	0.00	0.99	(0.92)
1.00	0.00	2.0	0.09	0.00	0.99	(0.90)
1.00	0.00	5.2	0.11	0.00	0.99	(0.88)
1.00	0.00	7.7	0.12	0.00	1.00	(0.88)
1.00	0.00	8.6	0.17	0.00	1.00	(0.83)
1.00	0.01	10.7	0.32	0.01	1.01	(0.68)

1.00	0.00	58.2	0.07	0.00	0.44	(0.37)
1.00	0.00	59.2	0.09	0.00	0.44	(0.35)
1.00	0.00	59.5	0.11	0.00	0.44	(0.33)
1.00	0.00	52.0	0.11	0.00	0.45	(0.34)
1.00	0.00	40.8	0.17	0.00	0.45	(0.28)
1.00	0.06	38.4	0.28	0.06	0.46	(0.12)

1.00	0.00	4.5	0.07	0.00	0.91	(0.84)
1.00	0.00	4.6	0.09	0.00	0.91	(0.82)
1.00	0.00	5.6	0.11	0.00	0.91	(0.80)
1.00	0.00	5.6	0.12	0.00	0.92	(0.80)
1.00	0.00	5.9	0.17	0.00	0.92	(0.75)
1.00	0.02	7.0	0.32	0.02	0.93	(0.59)

1.00	0.00	12.9	0.07	0.00	0.71	(0.64)
1.00	0.00	14.4	0.09	0.00	0.71	(0.62)
1.00	0.00	17.4	0.11	0.00	0.71	(0.60)
1.00	0.00	15.8	0.11	0.00	0.72	(0.61)
1.00	0.00	14.5	0.17	0.00	0.72	(0.55)
1.00	0.03	13.4	0.31	0.03	0.73	(0.39)

1.00	0.00	1.9	0.07	0.00	0.51	(0.44)
1.00	0.00	1.5	0.09	0.00	0.51	(0.42)
1.00	0.00	2.2	0.11	0.00	0.51	(0.40)
1.00	0.00	2.5	0.11	0.00	0.52	(0.41)
1.00	0.00	3.1	0.17	0.00	0.52	(0.35)
1.00	0.05	1.9	0.28	0.05	0.53	(0.20)

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (h)	$12.37	$0.08	$0.49	$0.57	$(0.08)	$—	$(0.08)
Year ended 12/31/2013	12.20	0.13	0.57	0.70	(0.13)	(0.40)	(0.53)
Year ended 12/31/2012	11.69	0.17	0.80	0.97	(0.19)	(0.27)	(0.46)
Year ended 12/31/2011	11.51	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.77	0.19	0.76	0.95	(0.19)	(0.02)	(0.21)
Year ended 12/31/2009	9.42	0.25	1.39	1.64	(0.29)	—	(0.29)
Class B Shares
Six months ended 06/30/2014 (h)	12.45	0.05	0.49	0.54	(0.05)	—	(0.05)
Year ended 12/31/2013	12.27	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.75	0.10	0.81	0.91	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.57	0.14	0.18	0.32	(0.14)	—	(0.14)
Year ended 12/31/2010	10.82	0.11	0.77	0.88	(0.11)	(0.02)	(0.13)
Year ended 12/31/2009	9.46	0.18	1.40	1.58	(0.22)	—	(0.22)
Legacy Class A Shares
Six months ended 06/30/2014 (h)	12.64	0.08	0.50	0.58	(0.08)	—	(0.08)
Year ended 12/31/2013	12.44	0.13	0.59	0.72	(0.12)	(0.40)	(0.52)
Year ended 12/31/2012	11.91	0.17	0.81	0.98	(0.18)	(0.27)	(0.45)
Year ended 12/31/2011	11.73	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.96	0.19	0.78	0.97	(0.18)	(0.02)	(0.20)
Year ended 12/31/2009	9.57	0.26	1.42	1.68	(0.29)	—	(0.29)
Legacy Class B Shares
Six months ended 06/30/2014 (h)	12.69	0.05	0.51	0.56	(0.05)	—	(0.05)
Year ended 12/31/2013	12.49	0.08	0.59	0.67	(0.07)	(0.40)	(0.47)
Year ended 12/31/2012	11.95	0.12	0.81	0.93	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.76	0.18	0.18	0.36	(0.17)	—	(0.17)
Year ended 12/31/2010	10.99	0.14	0.79	0.93	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.60	0.20	1.44	1.64	(0.25)	—	(0.25)
Institutional Shares
Six months ended 06/30/2014 (h)	12.64	0.10	0.50	0.60	(0.10)	—	(0.10)
Year ended 12/31/2013	12.44	0.16	0.59	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.92	0.20	0.80	1.00	(0.21)	(0.27)	(0.48)
Year ended 12/31/2011	11.73	0.25	0.19	0.44	(0.25)	—	(0.25)
Year ended 12/31/2010	10.96	0.22	0.78	1.00	(0.21)	(0.02)	(0.23)
Year ended 12/31/2009	9.58	0.28	1.41	1.69	(0.31)	—	(0.31)
Class R-1 Shares
Six months ended 06/30/2014 (h)	12.42	0.06	0.49	0.55	(0.06)	—	(0.06)
Year ended 12/31/2013	12.24	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.72	0.13	0.80	0.93	(0.14)	(0.27)	(0.41)
Year ended 12/31/2011	11.54	0.18	0.18	0.36	(0.18)	—	(0.18)
Year ended 12/31/2010	10.79	0.15	0.76	0.91	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.43	0.22	1.40	1.62	(0.26)	—	(0.26)
Class R-2 Shares
Six months ended 06/30/2014 (h)	12.67	0.07	0.51	0.58	(0.07)	—	(0.07)
Year ended 12/31/2013	12.48	0.11	0.59	0.70	(0.11)	(0.40)	(0.51)
Year ended 12/31/2012	11.94	0.15	0.83	0.98	(0.17)	(0.27)	(0.44)
Year ended 12/31/2011	11.75	0.21	0.19	0.40	(0.21)	—	(0.21)
Year ended 12/31/2010	10.99	0.18	0.77	0.95	(0.17)	(0.02)	(0.19)
Year ended 12/31/2009	9.60	0.24	1.43	1.67	(0.28)	—	(0.28)
Class R-3 Shares
Six months ended 06/30/2014 (h)	12.63	0.09	0.50	0.59	(0.09)	—	(0.09)
Year ended 12/31/2013	12.43	0.15	0.60	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.90	0.19	0.81	1.00	(0.20)	(0.27)	(0.47)
Year ended 12/31/2011	11.71	0.25	0.18	0.43	(0.24)	—	(0.24)
Year ended 12/31/2010	10.95	0.21	0.77	0.98	(0.20)	(0.02)	(0.22)
Year ended 12/31/2009	9.56	0.26	1.44	1.70	(0.31)	—	(0.31)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investments companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.12%, respectively, for the six months ended June 30, 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction changes described in Note 7 under Expense Reduction Agreements.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 1.84%, respectively, for the six months ended June 30, 2014.

152	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
			Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)

$12.86	4.62%	$721.3	1.06%	1.28%	1.45%	0.89%	10%
12.37	5.80	652.2	1.07	1.02	1.45	0.64	17
12.20	8.31	483.2	1.14	1.37	1.45	1.06	4
11.69	3.51	352.7	1.17	1.89	1.47	1.59	4
11.51	8.92	266.9	1.17	1.71	1.51	1.37	4
10.77	17.62	191.3	1.21	2.72	1.65	2.28	6

12.94	4.34	13.4	1.55	0.79	1.94	0.40	10
12.45	5.51	12.7	1.37	0.72	1.75	0.34	17
12.27	7.65	11.4	1.69	0.81	2.00	0.50	4
11.75	2.85	10.3	1.87	1.18	2.17	0.88	4
11.57	8.22	9.5	1.87	0.99	2.21	0.65	4
10.82	16.86	8.2	1.91	1.95	2.38	1.48	6

13.14	4.58	287.4	1.06	1.28	1.45	0.89	10
12.64	5.81	282.7	1.07	1.02	1.45	0.64	17
12.44	8.29	276.9	1.14	1.36	1.45	1.05	4
11.91	3.50	258.3	1.17	1.88	1.47	1.58	4
11.73	9.01	263.0	1.17	1.68	1.51	1.34	4
10.96	17.61	261.1	1.21	2.72	1.66	2.27	6

13.20	4.40	10.4	1.46	0.85	1.85	0.46	10
12.69	5.39	14.7	1.48	0.60	1.86	0.22	17
12.49	7.85	23.2	1.54	0.93	1.85	0.62	4
11.95	3.06	34.6	1.57	1.47	1.87	1.17	4
11.76	8.55	44.4	1.57	1.28	1.91	0.94	4
10.99	17.22	46.0	1.61	2.21	2.05	1.77	6

13.14	4.72	95.0	0.81	1.53	1.20	1.14	10
12.64	6.15	89.8	0.82	1.27	1.20	0.89	17
12.44	8.47	78.5	0.89	1.62	1.20	1.31	4
11.92	3.78	64.6	0.92	2.14	1.22	1.84	4
11.73	9.29	57.1	0.92	1.94	1.26	1.60	4
10.96	17.90	53.1	0.96	2.94	1.38	2.52	6

12.91	4.43	6.8	1.38	0.96	1.77	0.57	10
12.42	5.50	6.4	1.39	0.70	1.77	0.32	17
12.24	8.00	5.8	1.46	1.03	1.77	0.72	4
11.72	3.16	5.3	1.49	1.56	1.79	1.26	4
11.54	8.59	5.3	1.49	1.34	1.83	1.00	4
10.79	17.34	6.5	1.53	2.42	2.00	1.95	6

13.18	4.59	22.5	1.18	1.16	1.57	0.77	10
12.67	5.64	19.9	1.19	0.89	1.57	0.51	17
12.48	8.14	19.1	1.26	1.23	1.57	0.92	4
11.94	3.38	16.6	1.29	1.77	1.59	1.47	4
11.75	8.88	16.5	1.29	1.59	1.63	1.25	4
10.99	17.55	12.1	1.33	2.53	1.76	2.10	6

13.13	4.68	1.8	0.88	1.46	1.27	1.07	10
12.63	6.09	1.7	0.89	1.20	1.27	0.82	17
12.43	8.44	1.6	0.96	1.53	1.27	1.22	4
11.90	3.71	1.6	0.99	2.06	1.29	1.76	4
11.71	9.13	1.3	0.99	1.86	1.33	1.52	4
10.95	17.87	1.1	1.02	2.76	1.42	2.36	6

(g)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011, 2010 and 2009, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2014 and 2013 presentation, portfolio turnover rate would have been 13%, 20%, 14% and 18% for the years ended 2012, 2011, 2010 and 2009, respectively. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

(h)	Unaudited.

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$14.45	$0.10	$0.61	$0.71	$—	$—	$—
Year ended 12/31/2013	13.91	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.79	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.86	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.81	0.19	1.04	1.23	(0.18)	—	(0.18)
Year ended 12/31/2009	9.85	0.24	1.95	2.19	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2014 (g)	14.36	0.05	0.60	0.65	—	—	—
Year ended 12/31/2013	13.82	0.07	1.13	1.20	(0.07)	(0.59)	(0.66)
Year ended 12/31/2012	12.72	0.10	1.14	1.24	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.13	(0.08)	0.05	(0.12)	—	(0.12)
Year ended 12/31/2010	11.75	0.10	1.04	1.14	(0.10)	—	(0.10)
Year ended 12/31/2009	9.82	0.17	1.92	2.09	(0.16)	—	(0.16)
Legacy Class A Shares
Six months ended 06/30/2014 (g)	14.40	0.10	0.61	0.71	—	—	—
Year ended 12/31/2013	13.86	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.74	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.81	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.75	0.18	1.05	1.23	(0.17)	—	(0.17)
Year ended 12/31/2009	9.80	0.24	1.93	2.17	(0.22)	—	(0.22)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	14.45	0.07	0.61	0.68	—	—	—
Year ended 12/31/2013	13.88	0.10	1.14	1.24	(0.08)	(0.59)	(0.67)
Year ended 12/31/2012	12.74	0.13	1.15	1.28	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.16	(0.07)	0.09	(0.14)	—	(0.14)
Year ended 12/31/2010	11.74	0.14	1.03	1.17	(0.12)	—	(0.12)
Year ended 12/31/2009	9.79	0.19	1.94	2.13	(0.18)	—	(0.18)
Institutional Shares
Six months ended 06/30/2014 (g)	14.49	0.12	0.61	0.73	—	—	—
Year ended 12/31/2013	13.93	0.20	1.15	1.35	(0.20)	(0.59)	(0.79)
Year ended 12/31/2012	12.81	0.23	1.15	1.38	(0.24)	(0.02)	(0.26)
Year ended 12/31/2011	12.88	0.25	(0.08)	0.17	(0.24)	—	(0.24)
Year ended 12/31/2010	11.81	0.22	1.05	1.27	(0.20)	—	(0.20)
Year ended 12/31/2009	9.85	0.27	1.94	2.21	(0.25)	—	(0.25)
Class R-1 Shares
Six months ended 06/30/2014 (g)	14.39	0.07	0.61	0.68	—	—	—
Year ended 12/31/2013	13.84	0.12	1.14	1.26	(0.12)	(0.59)	(0.71)
Year ended 12/31/2012	12.73	0.15	1.15	1.30	(0.17)	(0.02)	(0.19)
Year ended 12/31/2011	12.81	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year ended 12/31/2010	11.75	0.14	1.05	1.19	(0.13)	—	(0.13)
Year ended 12/31/2009	9.80	0.21	1.94	2.15	(0.20)	—	(0.20)
Class R-2 Shares
Six months ended 06/30/2014 (g)	14.40	0.09	0.61	0.70	—	—	—
Year ended 12/31/2013	13.86	0.15	1.13	1.28	(0.15)	(0.59)	(0.74)
Year ended 12/31/2012	12.75	0.18	1.15	1.33	(0.20)	(0.02)	(0.22)
Year ended 12/31/2011	12.82	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Year ended 12/31/2010	11.77	0.18	1.03	1.21	(0.16)	—	(0.16)
Year ended 12/31/2009	9.82	0.23	1.94	2.17	(0.22)	—	(0.22)
Class R-3 Shares
Six months ended 06/30/2014 (g)	14.46	0.12	0.60	0.72	—	—	—
Year ended 12/31/2013	13.90	0.19	1.15	1.34	(0.19)	(0.59)	(0.78)
Year ended 12/31/2012	12.76	0.22	1.16	1.38	(0.22)	(0.02)	(0.24)
Year ended 12/31/2011	12.83	0.24	(0.08)	0.16	(0.23)	—	(0.23)
Year ended 12/31/2010	11.77	0.21	1.04	1.25	(0.19)	—	(0.19)
Year ended 12/31/2009	9.81	0.26	1.95	2.21	(0.25)	—	(0.25)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.24% and 2.13%, respectively, for the six months ended June 30, 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 1.83%, respectively, for the six months ended June 30, 2014.

154	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (f)
			Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)

$15.16	4.91%	$1120.4	1.04%	1.34%	1.46%	0.92%	13%
14.45	9.34	989.9	1.04	1.18	1.44	0.78	19
13.91	10.59	727.4	1.11	1.47	1.45	1.13	5
12.79	1.12	537.2	1.13	1.70	1.45	1.38	5
12.86	10.40	433.6	1.13	1.56	1.48	1.21	4
11.81	22.25	297.0	1.13	2.30	1.48	1.95	6

15.01	4.53	34.4	1.74	0.63	2.16	0.21	13
14.36	8.66	32.8	1.74	0.46	2.15	0.05	19
13.82	9.75	28.4	1.81	0.75	2.15	0.41	5
12.72	0.42	24.1	1.83	0.98	2.15	0.66	5
12.79	9.66	21.9	1.83	0.85	2.18	0.50	4
11.75	21.31	17.2	1.83	1.59	2.18	1.24	6

15.11	4.93	457.5	1.04	1.33	1.46	0.91	13
14.40	9.32	434.3	1.04	1.16	1.45	0.75	19
13.86	10.59	399.0	1.11	1.45	1.45	1.11	5
12.74	1.09	356.9	1.13	1.68	1.45	1.36	5
12.81	10.47	358.8	1.13	1.53	1.48	1.18	4
11.75	22.17	334.4	1.13	2.25	1.48	1.90	6

15.13	4.71	26.1	1.44	0.90	1.86	0.48	13
14.45	8.90	33.6	1.45	0.71	1.85	0.31	19
13.88	10.11	46.9	1.52	1.00	1.85	0.67	5
12.74	0.71	62.5	1.53	1.26	1.85	0.94	5
12.79	9.96	76.3	1.53	1.12	1.88	0.77	4
11.74	21.76	74.0	1.53	1.86	1.88	1.51	6

15.22	5.04	185.8	0.79	1.59	1.21	1.17	13
14.49	9.69	171.4	0.79	1.41	1.20	1.00	19
13.93	10.80	145.4	0.86	1.70	1.20	1.36	5
12.81	1.34	125.4	0.88	1.94	1.20	1.62	5
12.88	10.77	114.3	0.88	1.80	1.23	1.45	4
11.81	22.47	91.1	0.88	2.53	1.23	2.18	6

15.07	4.73	17.3	1.36	1.00	1.78	0.58	13
14.39	9.07	17.5	1.36	0.83	1.77	0.42	19
13.84	10.16	16.4	1.43	1.14	1.77	0.80	5
12.73	0.77	13.1	1.45	1.35	1.77	1.03	5
12.81	10.10	12.2	1.45	1.17	1.80	0.82	4
11.75	21.90	12.3	1.45	1.97	1.80	1.62	6

15.10	4.86	52.0	1.16	1.22	1.58	0.80	13
14.40	9.21	45.2	1.16	1.03	1.57	0.62	19
13.86	10.43	40.8	1.23	1.35	1.57	1.01	5
12.75	0.99	30.4	1.25	1.57	1.57	1.25	5
12.82	10.31	26.9	1.25	1.45	1.60	1.10	4
11.77	22.12	16.5	1.25	2.18	1.60	1.83	6

15.18	4.98	4.7	0.86	1.55	1.28	1.13	13
14.46	9.58	2.9	0.87	1.34	1.27	0.94	19
13.90	10.77	2.7	0.94	1.59	1.28	1.25	5
12.76	1.29	2.7	0.95	1.85	1.27	1.53	5
12.83	10.60	2.9	0.95	1.70	1.30	1.35	4
11.77	22.48	2.8	0.95	2.45	1.30	2.10	6

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011, 2010 and 2009, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2014 and 2013 presentation, portfolio turnover rate would have been 15%, 23%, 13% and 16% for the years ended 2012, 2011, 2010 and 2009, respectively.

(g)	Unaudited.

See accompanying notes to financial statements.	155

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$15.27	$0.11	$0.71	$0.82	$—	$—	$—
Year ended 12/31/2013	14.22	0.20	1.70	1.90	(0.21)	(0.64)	(0.85)
Year ended 12/31/2012	12.82	0.21	1.41	1.62	(0.22)	—	(0.22)
Year ended 12/31/2011	13.15	0.20	(0.34)	(0.14)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.95	0.18	1.19	1.37	(0.17)	—	(0.17)
Year ended 12/31/2009	9.70	0.22	2.24	2.46	(0.21)	—	(0.21)
Class B Shares
Six months ended 06/30/2014 (g)	15.20	0.05	0.70	0.75	—	—	—
Year ended 12/31/2013	14.16	0.09	1.69	1.78	(0.10)	(0.64)	(0.74)
Year ended 12/31/2012	12.77	0.11	1.40	1.51	(0.12)	—	(0.12)
Year ended 12/31/2011	13.10	0.11	(0.34)	(0.23)	(0.10)	—	(0.10)
Year ended 12/31/2010	11.91	0.09	1.18	1.27	(0.08)	—	(0.08)
Year ended 12/31/2009	9.69	0.15	2.21	2.36	(0.14)	—	(0.14)
Legacy Class A Shares
Six months ended 06/30/2014 (g)	15.29	0.11	0.71	0.82	—	—	—
Year ended 12/31/2013	14.23	0.20	1.70	1.90	(0.20)	(0.64)	(0.84)
Year ended 12/31/2012	12.83	0.21	1.40	1.61	(0.21)	—	(0.21)
Year ended 12/31/2011	13.15	0.20	(0.33)	(0.13)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.94	0.17	1.20	1.37	(0.16)	—	(0.16)
Year ended 12/31/2009	9.69	0.21	2.24	2.45	(0.20)	—	(0.20)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	15.30	0.07	0.71	0.78	—	—	—
Year ended 12/31/2013	14.21	0.12	1.72	1.84	(0.11)	(0.64)	(0.75)
Year ended 12/31/2012	12.79	0.15	1.40	1.55	(0.13)	—	(0.13)
Year ended 12/31/2011	13.10	0.14	(0.33)	(0.19)	(0.12)	—	(0.12)
Year ended 12/31/2010	11.89	0.12	1.20	1.32	(0.11)	—	(0.11)
Year ended 12/31/2009	9.66	0.17	2.22	2.39	(0.16)	—	(0.16)
Institutional Shares
Six months ended 06/30/2014 (g)	15.36	0.13	0.71	0.84	—	—	—
Year ended 12/31/2013	14.29	0.24	1.71	1.95	(0.24)	(0.64)	(0.88)
Year ended 12/31/2012	12.88	0.25	1.41	1.66	(0.25)	—	(0.25)
Year ended 12/31/2011	13.21	0.23	(0.34)	(0.11)	(0.22)	—	(0.22)
Year ended 12/31/2010	11.99	0.21	1.20	1.41	(0.19)	—	(0.19)
Year ended 12/31/2009	9.73	0.25	2.24	2.49	(0.23)	—	(0.23)
Class R-1 Shares
Six months ended 06/30/2014 (g)	15.20	0.08	0.70	0.78	—	—	—
Year ended 12/31/2013	14.16	0.15	1.69	1.84	(0.16)	(0.64)	(0.80)
Year ended 12/31/2012	12.76	0.16	1.41	1.57	(0.17)	—	(0.17)
Year ended 12/31/2011	13.08	0.15	(0.32)	(0.17)	(0.15)	—	(0.15)
Year ended 12/31/2010	11.88	0.13	1.19	1.32	(0.12)	—	(0.12)
Year ended 12/31/2009	9.66	0.19	2.20	2.39	(0.17)	—	(0.17)
Class R-2 Shares
Six months ended 06/30/2014 (g)	15.26	0.10	0.70	0.80	—	—	—
Year ended 12/31/2013	14.20	0.17	1.71	1.88	(0.18)	(0.64)	(0.82)
Year ended 12/31/2012	12.81	0.20	1.40	1.60	(0.21)	—	(0.21)
Year ended 12/31/2011	13.13	0.19	(0.34)	(0.15)	(0.17)	—	(0.17)
Year ended 12/31/2010	11.94	0.16	1.18	1.34	(0.15)	—	(0.15)
Year ended 12/31/2009	9.69	0.20	2.24	2.44	(0.19)	—	(0.19)
Class R-3 Shares
Six months ended 06/30/2014 (g)	15.37	0.12	0.71	0.83	—	—	—
Year ended 12/31/2013	14.29	0.22	1.72	1.94	(0.22)	(0.64)	(0.86)
Year ended 12/31/2012	12.87	0.23	1.42	1.65	(0.23)	—	(0.23)
Year ended 12/31/2011	13.19	0.22	(0.33)	(0.11)	(0.21)	—	(0.21)
Year ended 12/31/2010	11.98	0.20	1.19	1.39	(0.18)	—	(0.18)
Year ended 12/31/2009	9.71	0.24	2.25	2.49	(0.22)	—	(0.22)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.17%, respectively, for the six months ended June 30, 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 1.84%, respectively, for the six months ended June 30, 2014.

156	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
			Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$16.09	5.30%	$1060.6	1.02%	1.38%	1.47%	0.93%	17%
15.27	13.40	927.4	1.02	1.34	1.45	0.91	22
14.22	12.61	657.8	1.10	1.54	1.46	1.18	5
12.82	(1.04)	483.8	1.12	1.52	1.45	1.19	7
13.15	11.42	399.1	1.11	1.45	1.47	1.09	3
11.95	25.31	263.6	1.11	2.10	1.47	1.74	7

15.95	4.93	44.4	1.72	0.67	2.17	0.22	17
15.20	12.58	41.8	1.73	0.62	2.16	0.19	22
14.16	11.84	34.4	1.80	0.83	2.16	0.47	5
12.77	(1.74)	28.3	1.82	0.80	2.15	0.47	7
13.10	10.67	26.1	1.81	0.73	2.17	0.37	3
11.91	24.33	20.4	1.81	1.40	2.16	1.05	7

16.11	5.36	365.2	1.02	1.37	1.47	0.92	17
15.29	13.34	341.8	1.03	1.31	1.46	0.88	22
14.23	12.56	296.6	1.10	1.52	1.46	1.16	5
12.83	(1.00)	258.1	1.11	1.50	1.45	1.16	7
13.15	11.44	260.0	1.11	1.41	1.47	1.05	3
11.94	25.26	238.7	1.11	2.06	1.47	1.70	7

16.08	5.10	24.3	1.42	0.93	1.87	0.48	17
15.30	12.91	30.5	1.43	0.82	1.86	0.39	22
14.21	12.15	41.5	1.50	1.06	1.85	0.71	5
12.79	(1.44)	50.6	1.51	1.07	1.85	0.73	7
13.10	11.06	60.9	1.51	1.00	1.87	0.64	3
11.89	24.69	58.7	1.51	1.66	1.87	1.30	7

16.20	5.47	211.1	0.77	1.62	1.22	1.17	17
15.36	13.63	191.9	0.78	1.57	1.21	1.14	22
14.29	12.86	153.5	0.85	1.78	1.21	1.42	5
12.88	(0.82)	125.4	0.87	1.76	1.20	1.43	7
13.21	11.75	114.6	0.86	1.67	1.22	1.31	3
11.99	25.55	92.1	0.86	2.34	1.22	1.98	7

15.98	5.13	27.6	1.34	1.05	1.79	0.60	17
15.20	12.99	24.9	1.34	1.01	1.77	0.58	22
14.16	12.32	19.8	1.42	1.19	1.78	0.83	5
12.76	(1.32)	16.3	1.43	1.16	1.77	0.82	7
13.08	11.09	15.9	1.43	1.07	1.79	0.71	3
11.88	24.77	13.9	1.43	1.77	1.79	1.41	7

16.06	5.24	47.9	1.14	1.26	1.59	0.81	17
15.26	13.23	41.7	1.15	1.15	1.58	0.72	22
14.20	12.45	40.4	1.22	1.43	1.58	1.07	5
12.81	(1.11)	26.3	1.24	1.41	1.57	1.08	7
13.13	11.32	23.9	1.23	1.34	1.59	0.98	3
11.94	25.09	14.8	1.23	1.96	1.59	1.60	7

16.20	5.40	4.2	0.84	1.56	1.29	1.11	17
15.37	13.56	3.7	0.85	1.47	1.28	1.04	22
14.29	12.85	3.5	0.92	1.69	1.28	1.33	5
12.87	(0.85)	2.9	0.93	1.66	1.27	1.32	7
13.19	11.60	3.1	0.93	1.62	1.29	1.26	3
11.98	25.67	2.2	0.93	2.30	1.29	1.94	7

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011, 2010 and 2009, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2014 and 2013 presentation, portfolio turnover rate would have been 16%, 20%, 10% and 13% for the years ended 2012, 2011, 2010 and 2009, respectively.

(g)	Unaudited.

See accompanying notes to financial statements.	157

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$15.99	$0.12	$0.78	$0.90	$—	$—	$—
Year ended 12/31/2013	14.46	0.23	2.18	2.41	(0.23)	(0.65)	(0.88)
Year ended 12/31/2012	12.85	0.22	1.62	1.84	(0.23)	—	(0.23)
Year ended 12/31/2011	13.41	0.18	(0.56)	(0.38)	(0.18)	—	(0.18)
Year ended 12/31/2010	12.08	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.20	2.45	2.65	(0.19)	—	(0.19)
Class B Shares
Six months ended 06/30/2014 (g)	15.90	0.06	0.78	0.84	—	—	—
Year ended 12/31/2013	14.40	0.11	2.16	2.27	(0.12)	(0.65)	(0.77)
Year ended 12/31/2012	12.80	0.12	1.61	1.73	(0.13)	—	(0.13)
Year ended 12/31/2011	13.35	0.09	(0.55)	(0.46)	(0.09)	—	(0.09)
Year ended 12/31/2010	12.04	0.07	1.31	1.38	(0.07)	—	(0.07)
Year ended 12/31/2009	9.60	0.13	2.43	2.56	(0.12)	—	(0.12)
Legacy Class A Shares
Six months ended 06/30/2014 (g)	16.03	0.12	0.79	0.91	—	—	—
Year ended 12/31/2013	14.50	0.22	2.18	2.40	(0.22)	(0.65)	(0.87)
Year ended 12/31/2012	12.88	0.22	1.62	1.84	(0.22)	—	(0.22)
Year ended 12/31/2011	13.42	0.18	(0.55)	(0.37)	(0.17)	—	(0.17)
Year ended 12/31/2010	12.09	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.19	2.46	2.65	(0.18)	—	(0.18)
Legacy Class B Shares
Six months ended 06/30/2014 (g)	16.05	0.08	0.80	0.88	—	—	—
Year ended 12/31/2013	14.50	0.14	2.20	2.34	(0.14)	(0.65)	(0.79)
Year ended 12/31/2012	12.87	0.16	1.62	1.78	(0.15)	—	(0.15)
Year ended 12/31/2011	13.40	0.12	(0.54)	(0.42)	(0.11)	—	(0.11)
Year ended 12/31/2010	12.07	0.11	1.32	1.43	(0.10)	—	(0.10)
Year ended 12/31/2009	9.61	0.15	2.45	2.60	(0.14)	—	(0.14)
Institutional Shares
Six months ended 06/30/2014 (g)	16.11	0.14	0.79	0.93	—	—	—
Year ended 12/31/2013	14.56	0.27	2.19	2.46	(0.26)	(0.65)	(0.91)
Year ended 12/31/2012	12.93	0.26	1.63	1.89	(0.26)	—	(0.26)
Year ended 12/31/2011	13.48	0.22	(0.56)	(0.34)	(0.21)	—	(0.21)
Year ended 12/31/2010	12.15	0.19	1.32	1.51	(0.18)	—	(0.18)
Year ended 12/31/2009	9.66	0.23	2.47	2.70	(0.21)	—	(0.21)
Class R-1 Shares
Six months ended 06/30/2014 (g)	15.92	0.09	0.78	0.87	—	—	—
Year ended 12/31/2013	14.41	0.17	2.17	2.34	(0.18)	(0.65)	(0.83)
Year ended 12/31/2012	12.80	0.17	1.62	1.79	(0.18)	—	(0.18)
Year ended 12/31/2011	13.34	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Year ended 12/31/2010	12.02	0.12	1.31	1.43	(0.11)	—	(0.11)
Year ended 12/31/2009	9.59	0.16	2.42	2.58	(0.15)	—	(0.15)
Class R-2 Shares
Six months ended 06/30/2014 (g)	15.99	0.11	0.78	0.89	—	—	—
Year ended 12/31/2013	14.46	0.20	2.18	2.38	(0.20)	(0.65)	(0.85)
Year ended 12/31/2012	12.85	0.21	1.61	1.82	(0.21)	—	(0.21)
Year ended 12/31/2011	13.40	0.17	(0.56)	(0.39)	(0.16)	—	(0.16)
Year ended 12/31/2010	12.08	0.15	1.31	1.46	(0.14)	—	(0.14)
Year ended 12/31/2009	9.62	0.19	2.45	2.64	(0.18)	—	(0.18)
Class R-3 Shares
Six months ended 06/30/2014 (g)	16.26	0.13	0.81	0.94	—	—	—
Year ended 12/31/2013	14.70	0.25	2.21	2.46	(0.25)	(0.65)	(0.90)
Year ended 12/31/2012	13.05	0.24	1.65	1.89	(0.24)	—	(0.24)
Year ended 12/31/2011	13.60	0.21	(0.56)	(0.35)	(0.20)	—	(0.20)
Year ended 12/31/2010	12.25	0.19	1.33	1.52	(0.17)	—	(0.17)
Year ended 12/31/2009	9.64	0.23	2.58	2.81	(0.20)	—	(0.20)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.19%, respectively, for the six months ended June 30, 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 1.85%, respectively, for the six months ended June 30, 2014.

158	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$16.89	5.63%	$663.2	1.00%	1.44%	1.47%	0.97%	19%
15.99	16.65	579.2	1.01	1.47	1.46	1.02	26
14.46	14.29	407.1	1.09	1.60	1.47	1.22	4
12.85	(2.85)	297.6	1.10	1.36	1.46	1.00	8
13.41	12.28	257.8	1.11	1.34	1.48	0.97	4
12.08	27.49	180.5	1.11	1.92	1.47	1.56	6

16.74	5.28	45.1	1.70	0.74	2.17	0.27	19
15.90	15.75	41.7	1.72	0.73	2.17	0.28	26
14.40	13.52	34.0	1.79	0.88	2.17	0.50	4
12.80	(3.47)	27.6	1.80	0.65	2.16	0.29	8
13.35	11.47	26.1	1.81	0.61	2.18	0.24	4
12.04	26.66	20.7	1.81	1.22	2.17	0.86	6

16.94	5.68	264.8	1.00	1.43	1.47	0.96	19
16.03	16.56	249.1	1.02	1.43	1.47	0.98	26
14.50	14.29	210.0	1.09	1.57	1.47	1.19	4
12.88	(2.81)	182.2	1.10	1.34	1.46	0.98	8
13.42	12.30	188.0	1.11	1.29	1.48	0.92	4
12.09	27.55	170.8	1.11	1.88	1.48	1.51	6

16.93	5.48	22.8	1.40	1.00	1.87	0.53	19
16.05	16.09	28.1	1.42	0.93	1.87	0.48	26
14.50	13.81	33.8	1.49	1.12	1.87	0.74	4
12.87	(3.15)	38.5	1.50	0.92	1.86	0.56	8
13.40	11.81	45.9	1.51	0.88	1.88	0.51	4
12.07	27.03	43.8	1.51	1.47	1.88	1.10	6

17.04	5.77	252.4	0.75	1.69	1.22	1.22	19
16.11	16.90	221.4	0.77	1.69	1.22	1.24	26
14.56	14.59	170.7	0.84	1.84	1.22	1.46	4
12.93	(2.55)	136.2	0.85	1.60	1.21	1.24	8
13.48	12.43	128.4	0.86	1.57	1.23	1.20	4
12.15	27.92	98.9	0.86	2.17	1.22	1.81	6

16.79	5.46	20.1	1.32	1.12	1.79	0.65	19
15.92	16.27	18.4	1.34	1.11	1.79	0.66	26
14.41	13.92	15.3	1.41	1.26	1.79	0.88	4
12.80	(3.08)	12.3	1.42	1.00	1.78	0.64	8
13.34	11.89	12.6	1.43	0.94	1.80	0.57	4
12.02	26.90	11.7	1.43	1.57	1.79	1.21	6

16.88	5.57	39.8	1.12	1.33	1.59	0.86	19
15.99	16.48	33.9	1.14	1.28	1.58	0.84	26
14.46	14.15	30.7	1.21	1.47	1.59	1.09	4
12.85	(2.91)	22.9	1.22	1.25	1.58	0.89	8
13.40	12.08	20.7	1.23	1.23	1.60	0.86	4
12.08	27.43	13.5	1.23	1.84	1.59	1.48	6

17.20	5.78	4.0	0.82	1.63	1.29	1.16	19
16.26	16.71	3.5	0.84	1.61	1.29	1.16	26
14.70	14.50	3.0	0.91	1.73	1.29	1.35	4
13.05	(2.60)	2.4	0.92	1.51	1.28	1.15	8
13.60	12.41	2.3	0.93	1.50	1.30	1.13	4
12.25	29.18	1.9	0.92	2.14	1.29	1.77	6

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011, 2010 and 2009, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2014 and 2013 presentation, portfolio turnover rate would have been 14%, 20%, 9% and 9% for the years ended 2012, 2011, 2010 and 2009, respectively.

(g)	Unaudited.

See accompanying notes to financial statements.	159

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2014 (g)	$10.79	$0.09	$0.55	$0.64	$—	$—	$—
Year ended 12/31/2013	9.63	0.17	1.69	1.86	(0.15)	(0.55)	(0.70)
Year ended 12/31/2012	8.60	0.15	1.19	1.34	(0.14)	(0.17)	(0.31)
Year ended 12/31/2011	9.39	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.62	0.12	1.00	1.12	(0.08)	(0.27)	(0.35)
Year ended 12/31/2009	6.88	0.14	1.94	2.08	(0.11)	(0.23)	(0.34)
Class R-1 Shares
Six months ended 06/30/2014 (g)	10.83	0.07	0.55	0.62	—	—	—
Year ended 12/31/2013	9.66	0.13	1.70	1.83	(0.11)	(0.55)	(0.66)
Year ended 12/31/2012	8.62	0.12	1.20	1.32	(0.11)	(0.17)	(0.28)
Year ended 12/31/2011	9.42	0.08	(0.51)	(0.43)	(0.07)	(0.30)	(0.37)
Year ended 12/31/2010	8.64	0.08	1.02	1.10	(0.05)	(0.27)	(0.32)
Year ended 12/31/2009	6.90	0.11	1.95	2.06	(0.09)	(0.23)	(0.32)
Class R-2 Shares
Six months ended 06/30/2014 (g)	10.84	0.08	0.55	0.63	—	—	—
Year ended 12/31/2013	9.66	0.14	1.71	1.85	(0.12)	(0.55)	(0.67)
Year ended 12/31/2012	8.63	0.14	1.19	1.33	(0.13)	(0.17)	(0.30)
Year ended 12/31/2011	9.42	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.65	0.10	1.01	1.11	(0.07)	(0.27)	(0.34)
Year ended 12/31/2009	6.90	0.12	1.96	2.08	(0.10)	(0.23)	(0.33)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.18% and 2.25%, respectively, for the six months ended June 30, 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 1.90%, respectively, for the six months ended June 30, 2014.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011, 2010 and 2009, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2014 and 2013 presentation, portfolio turnover rate would have been 15%, 19%, 12% and 17% for the years ended 2012, 2011, 2010 and 2009, respectively.

(g)	Unaudited.

160	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$11.43	5.93%	$208.1	1.06%	1.60%	1.54%	1.12%	24%
10.79	19.34	170.7	1.08	1.60	1.56	1.12	28
9.63	15.54	104.3	1.14	1.61	1.60	1.15	5
8.60	(4.25)	62.2	1.13	1.23	1.63	0.73	13
9.39	12.98	42.6	1.12	1.32	1.76	0.68	5
8.62	30.25	20.8	1.11	1.87	2.04	0.94	12

11.45	5.72	5.4	1.38	1.28	1.86	0.80	24
10.83	19.02	4.6	1.40	1.26	1.88	0.78	28
9.66	15.29	3.5	1.46	1.27	1.92	0.81	5
8.62	(4.61)	2.5	1.45	0.89	1.95	0.39	13
9.42	12.69	1.8	1.44	0.90	2.08	0.26	5
8.64	29.76	1.3	1.43	1.42	2.37	0.48	12

11.47	5.81	9.7	1.18	1.50	1.66	1.02	24
10.84	19.21	7.5	1.21	1.32	1.68	0.85	28
9.66	15.37	4.9	1.26	1.52	1.72	1.06	5
8.63	(4.26)	2.9	1.26	1.15	1.74	0.67	13
9.42	12.79	1.7	1.24	1.14	1.89	0.49	5
8.65	30.08	1.0	1.23	1.65	2.18	0.70	12

See accompanying notes to financial statements.	161

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of June 30, 2014

LifePath® Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	62%
Equity Funds	38

Ten Largest Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	52%
Active Stock Master Portfolio	16
iShares Barclays TIPS Bond ETF	9
International Tilts Master Portfolio	7
Master Small Cap Index Series	4
BlackRock Commodity Strategies Fund	4
Russell 1000® Index Master Portfolio	4
BlackRock Emerging Markets Fund, Inc.	2
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1

LifePath 2020 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	50%
Fixed Income Funds	49
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	43%
Active Stock Master Portfolio	22
International Tilts Master Portfolio	9
iShares TIPS Bond ETF	7
Master Small Cap Index Series	4
Russell 1000® Index Master Portfolio	4
BlackRock Commodity Strategies Fund	4
BlackRock Emerging Markets Fund, Inc.	3
iShares MSCI EAFE Small-Cap ETF	1
iShares International Developed Real Estate ETF	1

LifePath 2030 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	66%
Fixed Income Funds	33
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	29%
Active Stock Master Portfolio	28
International Tilts Master Portfolio	12
Russell 1000® Index Master Portfolio	6
BlackRock Emerging Markets Fund, Inc.	4
BlackRock Commodity Strategies Fund	4
iShares TIPS Bond ETF	4
Master Small Cap Index Series	3
iShares International Developed Real Estate ETF	3
iShares Cohen & Steers REIT ETF	3

The Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Concluded)

as of June 30, 2014

LifePath 2040 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	20
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	32%
CoreAlpha Bond Master Portfolio	20
International Tilts Master Portfolio	15
Russell 1000® Index Master Portfolio	9
BlackRock Emerging Markets Fund, Inc.	5
iShares International Developed Real Estate ETF	4
iShares Cohen & Steers REIT ETF	4
BlackRock Commodity Strategies Fund	4
Master Small Cap Index Series	2
iShares MSCI EAFE Small-Cap ETF	2

LifePath® 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	10
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	35%
International Tilts Master Portfolio	17
Russell 1000® Index Master Portfolio	11
CoreAlpha Bond Master Portfolio	10
iShares International Developed Real Estate ETF	5
BlackRock Emerging Markets Fund, Inc.	5
iShares Cohen & Steers REIT ETF	5
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2

The Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the Master Portfolios are regularly monitored and their composition may vary throughout various periods.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 38.2%
Active Stock Master Portfolio	$260,406,469	$260,406,469
BlackRock Commodity Strategies Fund	5,819,146	59,355,288
BlackRock Emerging Markets Fund, Inc.	1,654,647	34,565,571
International Tilts Master Portfolio	$109,181,343	109,181,343
iShares MSCI Canada ETF (b)	331,377	10,673,653
iShares MSCI EAFE Small-Cap ETF	307,425	16,268,931
Master Small Cap Index Series	$74,116,643	74,116,643
Russell 1000® Index Master Portfolio	$59,225,242	59,225,242

		623,793,140
Fixed Income Funds — 61.6%
CoreAlpha Bond Master Portfolio	$849,298,571	849,298,571
iShares TIPS Bond ETF	1,341,926	154,804,583

		1,004,103,154

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)	1,132,119	$1,132,119
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (c)(d)	3,323,100	3,323,100

		4,455,219
Total Affiliated Investment Companies (Cost — $1,517,016,549*) — 100.1%		1,632,351,513
Liabilities in Excess of Other Assets — (0.1)%		(1,433,226)

Net Assets — 100.0%		$1,630,918,287

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,518,552,201

Gross unrealized appreciation	$166,300,939
Gross unrealized depreciation	(52,501,627)

Net unrealized appreciation	$113,799,312

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$301,116,371	—		(40,709,902)[1]	$260,406,469	$260,406,469	$2,067,566	$32,787,767
ACWI ex-US Index Master Portfolio	$21,332,804	—		(21,332,804)[1]	—	—	$130,285	$1,770,456
BlackRock Cash Funds: Institutional, SL Agency Shares	24,241,785	—		(23,109,666)[1]	1,132,119	$1,132,119	$1,589	—
BlackRock Cash Funds: Prime, SL Agency Shares	3,861,905	—		(538,805)[1]	3,323,100	$3,323,100	$13,491	—
BlackRock Commodity Strategies Fund	6,117,587	32,820		(331,261)	5,819,146	$59,355,288	—	$(279,309)
BlackRock Emerging Markets Fund, Inc.	779,979	881,316		(6,648)	1,654,647	$34,565,571	—	$(2,960)
CoreAlpha Bond Master Portfolio	$829,309,521	19,989,050	[2]	—	$849,298,571	$849,298,571	$10,565,364	$3,404,364
International Tilts Master Portfolio	$52,994,384	56,186,959	[2]	—	$109,181,343	$109,181,343	$1,953,152	$11,394
iShares MSCI Canada ETF	300,512	32,186		(1,321)	331,377	$10,673,653	$77,752	$(152)
iShares MSCI EAFE ETF	515,589	—		(515,589)	—	—	—	$12,245,154
iShares MSCI EAFE Small- Cap ETF	316,636	4,186		(13,397)	307,425	$16,268,931	$178,939	$98,112
iShares MSCI Emerging Markets ETF	282,562	—		(282,562)	—	—	—	$3,708,467
iShares TIPS Bond ETF	1,368,622	18,830		(45,526)	1,341,926	$154,804,583	$1,216,002	$(203,707)
Master Small Cap Index Series	$74,174,910	—		$(58,267)[1]	$74,116,643	$74,116,643	$445,081	$3,533,085
Russell 1000® Index Master Portfolio	$11,344,510	$47,880,732[2]		—	$59,225,242	$59,225,242	$411,897	$(116,486)

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

164	See Notes to Financial Statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2014 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$280,123,245	$1,352,228,268	—	$1,632,351,513

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, collateral on securities loaned at value of $3,323,100 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2014.

165 See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 50.5%
Active Stock Master Portfolio	$653,432,326	$653,432,326
BlackRock Commodity Strategies Fund	10,507,884	107,180,415
BlackRock Emerging Markets Fund, Inc.	4,125,842	86,188,849
International Tilts Master Portfolio	$271,372,245	271,372,245
iShares Cohen & Steers REIT ETF	432,326	37,755,030
iShares International Developed Real Estate ETF	1,209,980	38,876,657
iShares MSCI Canada ETF (b)	849,564	27,364,456
iShares MSCI EAFE Small-Cap ETF	753,616	39,881,359
Master Small Cap Index Series	$115,262,675	115,262,675
Russell 1000® Index Master Portfolio	$111,069,493	111,069,493

		1,488,383,505
Fixed Income Funds — 49.2%
CoreAlpha Bond Master Portfolio	1,251,839,186	1,251,839,186
iShares TIPS Bond ETF	1,719,590	198,371,902

		1,450,211,088

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.5%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.14% (c)	2,788,143	$2,788,143
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (c)(d)	10,197,000	10,197,000

		12,985,143
Total Investments (Cost — $2,708,860,437*) — 100.2%		2,951,579,736
Liabilities in Excess of Other Assets — (0.2)%		(6,217,063)

Net Assets — 100.0%		$2,945,362,673

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,723,833,636

Gross unrealized appreciation	$369,633,076
Gross unrealized depreciation	(141,886,976)

Net unrealized appreciation .	$227,746,100

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$734,517,624	—		$(81,085,298)[1]	$653,432,326	$653,432,326	$5,153,461	$80,065,390
ACWI ex-US Index Master Portfolio	$31,390,459	—		$(31,390,459)[1]			$189,579	$2,771,640
BlackRock Cash Funds: Institutional, SL Agency Shares	40,527,090	—		(37,739,947)[1]	2,787,143	$2,787,143	$3,033	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,350,735	3,846,265	[2]	—	10,197,000	$10,197,000	$35,799	—
BlackRock Commodity Strategies Fund	11,033,370	142,848		(668,334)	10,507,884	$107,180,415	—	$(563,537)
BlackRock Emerging Markets Fund, Inc.	1,998,897	2,167,591		(40,646)	4,125,842	$86,188,849	—	$18,870
CoreAlpha Bond Master Portfolio	$1,188,795,466	$63,043,720		—	$1,251,839,186	$1,251,839,186	$15,229,938	$5,034,720
International Tilts Master Portfolio	$133,430,820	$137,941,425		—	$271,372,245	$271,372,245	$4,930,503	$38,514
iShares Cohen & Steers REIT ETF	440,037	23,149		(30,860)	432,326	$37,755,030	$550,775	$122,067
iShares International
Developed Real Estate ETF	1,210,918	36,779		(37,717)	1,209,980	$38,876,657	$797,937	$76,286
iShares MSCI Canada ETF	851,740	15,477		(17,653)	849,564	$27,364,456	$199,288	$(84,545)
iShares MSCI EAFE ETF	1,555,425	—		(1,555,425)	—	—	—	$34,762,048
iShares MSCI EAFE Small- Cap ETF	754,858	14,839		(16,081)	753,616	$39,881,359	$438,533	$116,176
iShares MSCI Emerging Markets ETF	811,846	—		(811,846)	—	—	—	$6,723,393
iShares TIPS Bond ETF	1,738,491	33,532		(52,433)	1,719,590	$198,371,902	$1,559,714	$(516,728)
Master Small Cap Index Series	$115,162,753	99,922	[2]	—	115,262,675	$115,262,675	$695,278	$5,521,785
Russell 1000® Index Master Portfolio	$18,841,005	92,228,488	[2]	—	111,069,493	$111,069,493	$776,430	$(98,039)

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

166	See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2014 (Unaudited)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$548,603,811	$2,402,975,925	—	$2,951,579,736

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, collateral on securities loaned at value of $10,197,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2014.

167 See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 66.6%
Active Stock Master Portfolio	$789,249,799	$789,249,799
BlackRock Commodity Strategies Fund	10,219,660	104,240,537
BlackRock Emerging Markets Fund, Inc.	5,166,667	107,931,667
International Tilts Master Portfolio	$348,922,723	348,922,723
iShares Cohen & Steers REIT ETF (b)	935,550	81,701,582
iShares International Developed Real Estate ETF	2,563,614	82,368,918
iShares MSCI Canada ETF (b)	1,061,325	34,185,278
iShares MSCI EAFE Small-Cap ETF	989,271	52,352,221
Master Small Cap Index Series	$85,467,395	85,467,395
Russell 1000® Index Master Portfolio	$171,119,851	171,119,851

		1,857,539,971
Fixed Income Funds — 33.1%
CoreAlpha Bond Master Portfolio	$825,241,393	825,241,393
iShares TIPS Bond ETF	858,664	99,055,479

		924,296,872

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities (b) — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)	4,878,475	$4,878,475
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (c)(d)	14,816,250	14,816,250

		19,694,725
Total Affiliated Investment Companies (Cost — $2,536,191,134*) — 100.4%		2,801,531,568
Liabilities in Excess of Other Assets — (0.4)%		(12,309,897)

Net Assets — 100.0%		$2,789,221,671

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,554,484,516

Gross unrealized appreciation	$428,146,480
Gross unrealized depreciation	(181,099,428)

Net unrealized appreciation	$247,047,052

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$883,697,843	—		(94,448,044)[1]	$789,249,799	$789,249,799	$6,144,929	$95,265,624
ACWI ex-US Index Master Portfolio	$52,940,137	—		(52,940,137)[1]	—	—	$311,549	$3,332,622
BlackRock Cash Funds: Institutional, SL Agency Shares	59,018,753	—		(54,140,278)[1]	4,878,475	$4,878,475	$3,264	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,041	5,192,209	[2]	—	14,816,250	$14,816,250	$38,869	—
BlackRock Commodity Strategies Fund	10,830,777	199,101		(810,218)	10,219,660	$104,240,537	—	$(706,849)
BlackRock Emerging Markets Fund, Inc.	2,516,085	2,769,212		(118,630)	5,166,667	$107,931,667	—	$81,527
CoreAlpha Bond Master Portfolio	$777,088,211	$48,153,182	[2]	—	$825,241,393	$825,241,393	$9,936,333	$3,327,128
International Tilts Master Portfolio	$165,412,631	$183,510,092	[2]	—	$348,922,723	$348,922,723	$6,165,218	$73,419
iShares Cohen & Steers REIT ETF	951,541	60,372		(76,363)	935,550	$81,701,582	$1,200,091	$251,969
iShares International Developed Real Estate ETF	2,422,429	197,805		(56,620)	2,563,614	$82,368,918	$1,667,844	$(172,149)
iShares MSCI Canada ETF	1,012,839	76,264		(27,778)	1,061,325	$34,185,278	$248,617	$(138,623)
iShares MSCI EAFE ETF	1,843,415	—		(1,843,415)	—	—	—	$40,465,200
iShares MSCI EAFE Small- Cap ETF	973,793	42,685		(27,207)	989,271	$52,352,221	$574,839	$192,033
iShares MSCI Emerging Markets ETF	954,459	—		(954,459)	—	—	—	$6,364,747
iShares TIPS Bond ETF	863,157	25,054		(29,547)	858,664	$99,055,479	$775,844	$(309,290)
Master Small Cap Index Series	$87,580,909	—		$(2,113,514)	$85,467,395	$85,467,395	$519,623	$4,113,994
Russell 1000® Index Master Portfolio	$48,110,697	$123,009,154	[2]	—	$171,119,851	$171,119,851	$1,234,942	$(245,922)

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

168	See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2014 (Unaudited)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$581,530,407	$2,220,001,161	—	$2,801,531,568

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, collateral on securities loaned at value of $14,816,250 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2014.

169 See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 79.3%
Active Stock Master Portfolio	$700,792,470	$700,792,470
BlackRock Commodity Strategies Fund	8,222,809	83,872,650
BlackRock Emerging Markets Fund, Inc.	4,853,281	101,385,045
International Tilts Master Portfolio	$323,576,622	323,576,622
iShares Cohen & Steers REIT ETF	1,042,245	91,019,256
iShares International Developed Real Estate ETF	2,918,509	93,771,694
iShares MSCI Canada ETF (b)	972,887	31,336,690
iShares MSCI EAFE Small-Cap ETF	916,701	48,511,817
Master Small Cap Index Series	$51,982,603	51,982,603
Russell 1000® Index Master Portfolio	$190,592,236	190,592,236

		1,716,841,083
Fixed Income Funds — 20.5%
CoreAlpha Bond Master Portfolio	$426,723,371	426,723,371
iShares TIPS Bond ETF	156,144	18,012,772

		444,736,143

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, 0.14% (c)	2,604,242	$2,604,242
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (c)(d)	13,398,000	13,398,000

		16,002,242
Total Affiliated Investment Companies (Cost — $1,948,387,606*) — 100.5%		2,177,579,468
Liabilities in Excess of Other Assets — (0.5)%		(11,040,495)

Net Assets — 100.0%		$2,166,538,973

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,970,421,198

Gross unrealized appreciation	$351,992,264
Gross unrealized depreciation	(144,833,994)

Net unrealized appreciation .	$207,158,270

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$799,127,066	—		$(98,334,596)	$700,792,470	$700,792,470	$5,459,990	$86,855,265
ACWI ex-US Index Master Portfolio	$46,818,008	—		$(46,818,008)[1]	—	—	$282,727	$2,758,707
BlackRock Cash Funds: Institutional, SL Agency Shares	33,479,740	—		(30,875,498)[1]	2,604,242	$2,604,242	$2,696	—
BlackRock Cash Funds: Prime, SL Agency Shares	5,267,073	8,130,927	[2]	—	13,398,000	$13,398,000	$55,221	—
BlackRock Commodity Strategies Fund	8,674,420	174,686		(626,297)	8,222,809	$83,872,650	—	$(628,671)
BlackRock Emerging Markets Fund, Inc.	2,360,437	2,555,779		(62,935)	4,853,281	$101,385,045	—	$46,766
CoreAlpha Bond Master Portfolio	$401,864,037	$24,859,334	[2]	—	$426,723,371	$426,723,371	$5,101,955	$1,724,402
International Tilts Master Portfolio	$154,522,993	$169,053,629		—	$323,576,622	$323,576,622	$5,719,394	$71,119
iShares Cohen & Steers REIT ETF	1,112,408	92,864		(163,027)	1,042,245	$91,019,256	$1,323,675	$563,233
iShares International Developed Real Estate ETF	2,633,592	364,862		(79,945)	2,918,509	$93,771,694	$1,902,980	$(308,497)
iShares MSCI Canada ETF	958,137	48,985		(34,235)	972,887	$31,336,690	$228,209	$(170,846)
iShares MSCI EAFE ETF	1,749,865	—		(1,749,865)	—	—	—	$37,379,682
iShares MSCI EAFE Small- Cap ETF	901,955	45,810		(31,064)	916,701	$48,511,817	$533,421	$219,018
iShares MSCI Emerging Markets ETF	896,775	—		(896,775)	—	—	—	$5,281,800
iShares TIPS Bond ETF	165,134	3,730		(12,720)	156,144	$18,012,772	$141,790	$(129,507)
Master Small Cap Index Series	$54,999,126	—		(3,016,523)	$51,982,603	$51,982,603	$323,847	$2,563,676
Russell 1000® Index Master Portfolio	$66,301,350	124,290,886	[2]	—	$190,592,236	$190,592,236	$1,396,561	$(155,572)

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

170	See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2014 (Unaudited)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$483,912,166	$1,693,667,302	—	$2,177,579,468

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, collateral on securities loaned at value of $13,398,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2014.

171 See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 89.9%
Active Stock Master Portfolio	$150,744,542	$150,744,541
BlackRock Commodity Strategies Fund	1,541,516	15,723,466
BlackRock Emerging Markets Fund, Inc.	1,072,561	22,405,809
International Tilts Master Portfolio	$72,215,548	72,215,548
iShares Cohen & Steers REIT ETF	255,018	22,270,722
iShares International Developed Real Estate ETF	711,841	22,871,451
iShares MSCI Canada ETF (b)	217,581	7,008,284
iShares MSCI EAFE Small-Cap ETF	207,811	10,997,358
Master Small Cap Index Series	$8,547,654	8,547,654
Russell 1000® Index Master Portfolio	$46,449,000	46,449,000

		379,233,833
Fixed Income Fund — 9.8%
CoreAlpha Bond Master Portfolio	$41,435,352	41,435,352

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	749,560	$749,560
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (c)(d)	3,958,614	3,958,614

		4,708,174
Total Affiliated Investment Companies (Cost — $383,690,390*) — 100.8%		425,377,359
Liabilities in Excess of Other Assets — (0.8)%		(3,448,357)

Net Assets — 100.0%		$421,929,002

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Total cost	$384,839,839

Gross unrealized appreciation	$64,031,495
Gross unrealized depreciation	(23,493,975)

Net unrealized appreciation	$40,537,520

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$176,775,516	—		$(26,030,974)[1]	$150,744,542	$150,744,542	$1,117,962	$17,621,703
ACWI ex-US Index Master Portfolio	$27,522,238	—		(27,522,238)[1]	—	—	$159,298	$1,483,644
BlackRock Cash Funds: Institutional, SL Agency Shares	5,872,036	—		(5,122,476)[1]	749,560	$749,560	$615	—
BlackRock Cash Funds: Prime, SL Agency Shares	859,378	3,099,236	[2]	—	3,958,614	$3,958,614	$6,277	—
BlackRock Commodity Strategies Fund	1,705,352	92,305		(256,141)	1,541,516	$15,723,466	—	$(310,495)
BlackRock Emerging Markets Fund, Inc.	539,560	537,437		(4,436)	1,072,561	$22,405,809	—	$(1,952)
CoreAlpha Bond Master Portfolio	$40,230,315	$1,205,037	[2]	—	$41,435,352	$41,435,352	$486,023	$180,373
International Tilts Master Portfolio	$36,382,911	$35,832,637	[2]	—	$72,215,548	$72,215,548	$1,260,758	$6,532
iShares Cohen & Steers REIT ETF	260,332	59,365		(64,679)	255,018	$22,270,722	$307,425	$(43,437)
iShares International Developed Real Estate ETF	725,825	89,012		(102,996)	711,841	$22,871,451	$461,638	$(295,775)
iShares MSCI Canada ETF	209,515	39,105		(31,039)	217,581	$7,008,284	$50,809	$(51,770)
iShares MSCI EAFE ETF	211,392	—		(211,392)	—	—	—	$3,846,398
iShares MSCI EAFE Small- Cap ETF	203,079	32,891		(28,159)	207,811	$10,997,358	$118,527	$237,375
iShares MSCI Emerging Markets ETF	113,169	—		(113,169)	—	—	—	$452,035
Master Small Cap Index Series	$8,543,922	$3,732	[2]	—	$8,547,654	$8,547,654	$48,055	$396,865
Russell 1000 Index Master Portfolio	$21,543,179	$24,905,821	[2]	—	$46,449,000	$46,449,000	$358,199	$(15,987)

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

172	See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2014 (Unaudited)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$105,985,264	$319,392,095	—	$425,377,359

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, collateral on securities loaned at value of $3,958,614 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2014.

173 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value — affiliated[1],2	$1,632,351,513	$2,951,579,736	$2,801,531,568	$2,177,579,468	$425,377,360
Investments sold receivable	6,906,901	26,359,836	19,756,830	12,837,674	1,175,748
Contributions receivable from investors	2,199,261	4,257,934	3,010,004	2,641,926	835,032
Dividends receivable	256,691	1,495,893	2,652,171	2,830,950	672,795
Securities lending income receivable — affiliated	709	1,895	2,655	2,808	690

Total assets	1,641,715,075	2,983,695,294	2,826,953,228	2,195,892,826	428,061,625

Liabilities
Collateral on securities loaned at value	3,323,100	10,197,000	14,816,250	13,398,000	3,958,614
Investments purchased payable	6,906,901	27,976,480	22,804,348	15,166,586	2,155,506
Accrued trustees’ fees	10,831	18,989	17,659	13,811	2,989
Investment advisory fees payable	85,587	119,953	74,021	33,686	2,052
Professional fees payable	17,519	20,199	19,279	17,567	13,462
Withdrawals payable to investors	452,850	—	—	724,203	—

Total liabilities	10,796,788	38,332,621	37,731,557	29,353,853	6,132,623

Net Assets	$1,630,918,287	$2,945,362,673	$2,789,221,671	$2,166,538,973	$421,929,002

Net Assets Consist of
Investors’ capital	$1,515,583,323	$2,702,643,374	$2,523,881,237	$1,937,347,111	$380,242,033
Net unrealized appreciation/depreciation	115,334,964	242,719,299	265,340,434	229,191,862	41,686,969

Net Assets	$1,630,918,287	$2,945,362,673	$2,789,221,671	$2,166,538,973	$421,929,002

[1] Investments at cost — affiliated	$1,517,016,549	$2,708,860,437	$2,536,191,134	$1,948,387,606	$383,690,391
[2] Securities loaned at value	$3,243,547	$9,952,890	$14,461,451	$13,077,260	$3,863,847
174	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends — affiliated	$1,472,693	$3,546,247	$4,467,235	$4,130,075	$938,399
Securities lending — affiliated — net	13,491	35,799	38,869	55,221	6,277
Income — affiliated	1,589	3,033	3,264	2,696	615
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends	5,428,162	12,810,721	15,706,083	14,404,758	3,213,551
Interest	11,626,517	16,790,884	11,001,528	5,689,764	553,658
Expenses	(1,713,504)	(3,176,726)	(3,030,553)	(2,365,435)	(450,951)
Fees waived	232,170	550,309	635,536	555,387	114,037

Total income	17,061,118	30,560,267	28,821,962	22,472,466	4,375,586

Expenses
Investment advisory	2,744,047	4,911,802	4,602,789	3,567,825	677,319
Professional	14,890	16,157	15,816	15,092	13,282
Independent Trustees	23,993	41,712	39,469	31,172	7,753

Total expenses	2,782,930	4,969,671	4,658,074	3,614,089	698,354
Less fees waived by Manager	(2,264,333)	(4,285,588)	(4,261,240)	(3,451,911)	(678,147)

Total expenses after fees waived	518,597	684,083	396,834	162,178	20,207

Net investment income	16,542,521	29,876,184	28,425,128	22,310,288	4,355,379

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	1,442	2,394	1,173	1,750	—
Investments — affiliated	15,565,605	40,654,030	46,028,565	42,252,978	3,832,379
Allocations from the applicable Underlying Master Portfolios from investments, financial futures contracts, swaps and foreign currency translations	41,394,360	93,339,582	105,870,538	93,819,496	19,673,314

	56,961,407	133,996,006	151,900,276	136,074,224	23,505,693

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	(4,957,127)	(9,946,026)	(30,180,278)	(10,615,436)	2,677,848
Allocated from the applicable Underlying Master Portfolios from investments, financial futures contracts, swaps and foreign currency translations	9,220,004	(6,762,235)	(1,808,183)	(26,308,041)	(7,728,592)

	4,262,877	(16,708,261)	(31,988,461)	(36,923,477)	(5,050,744)

Total realized and unrealized gain	61,224,284	117,287,745	119,911,815	99,150,747	18,454,949

Net Increase in Net Assets Resulting from Operations	$77,766,805	$147,163,929	$148,336,943	$121,461,035	$22,810,328

175 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income	$16,542,521	$28,508,616	$29,876,184	$53,237,617
Net realized gain	56,961,407	76,997,571	133,996,006	175,291,019
Net change in unrealized appreciation/depreciation	4,262,877	(5,090,602)	(16,708,261)	35,384,494

Net increase in net assets resulting from operations	77,766,805	100,415,585	147,163,929	263,913,130

Capital Transactions
Proceeds from contributions	167,185,553	200,566,162	297,633,550	298,075,510
Value of withdrawals	(200,442,079)	(206,149,443)	(330,704,541)	(255,035,339)

Net decrease in net assets derived from capital transactions	(33,256,526)	(5,583,281)	(33,070,991)	43,040,171

Net Assets
Total increase in net assets	44,510,279	94,832,304	114,092,938	306,953,301
Beginning of period	1,586,408,008	1,491,575,704	2,831,269,735	2,524,316,434

End of period	$1,630,918,287	$1,586,408,008	$2,945,362,673	$2,831,269,735

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income	$28,425,128	$52,303,739	$22,310,288	$42,730,509
Net realized gain	151,900,276	189,521,746	136,074,224	162,181,872
Net change in unrealized appreciation/depreciation	(31,988,461)	86,149,465	(36,923,477)	101,679,299

Net increase in net assets resulting from operations	148,336,943	327,974,950	121,461,035	306,591,680

Capital Transactions
Proceeds from contributions	299,220,120	287,895,384	235,548,536	203,577,910
Value of withdrawals	(309,816,310)	(201,833,907)	(255,163,858)	(146,733,461)

Net increase (decrease) in net assets derived from capital transactions	(10,596,190)	86,061,477	(19,615,322)	56,844,449

Net Assets
Total increase in net assets	137,740,753	414,036,427	101,845,713	363,436,129
Beginning of period	2,651,480,918	2,237,444,491	2,064,693,260	1,701,257,131

End of period	$2,789,221,671	$2,651,480,918	$2,166,538,973	$2,064,693,260

176	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	LifePath 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income	$4,355,379	$8,415,880
Net realized gain	23,505,693	29,182,969
Net change in unrealized appreciation/depreciation	(5,050,744)	26,425,146

Net increase in net assets resulting from operations	22,810,328	64,023,995

Capital Transactions
Proceeds from contributions	81,788,111	110,404,463
Value of withdrawals	(97,932,755)	(27,016,387)

Net increase (decrease) in net assets derived from capital transactions	(16,144,644)	83,388,076

Net Assets
Total increase in net assets	6,665,684	147,412,071
Beginning of period	415,263,318	267,851,247

End of period	$421,929,002	$415,263,318

177 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Total Investment Return
Total investment return	5.01%	[1]	6.75%		9.11%		4.46%		9.83%		18.75%

Ratios to Average Net Assets
Total expenses	0.54%	[2,3,4,5]	0.54%	[3,4,5]	0.55%	[6,7,8]	0.55%	[6,7,8]	0.61%	[6]	0.59%	[6]

Total expenses after fees waived	0.26%	[2,3,4,5]	0.25%	[3,4,5]	0.28%	[6,7,8]	0.27%	[6,7,8]	0.26%	[6]	0.26%	[6]

Net investment income[9]	2.12%	[2,3,4,5]	1.83%	[3,4,5]	2.22%	[6,7,8]	2.77%	[6,7,8]	2.60%	[6]	3.61%	[6]

Supplemental Data
Net assets, end of period (000)	$1,630,918		$1,586,408		$1,491,576		$1,387,033		$1,380,141		$1,165,307

Portfolio turnover	10%	[10]	17%	[10]	4%	[11]	4%	[11]	4%	[11]	6%	[11,12]

[1]	Aggregate total investment return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated fees waived of 0.02% for the six months ended June 30, 2014 and 0.03% for the year ended December 31, 2013.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03% and 0.02%, for the years ended December 31, 2012 and December 31, 2011, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for each of the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the six months ended June 30, 2014 and the year ended December 31, 2013, which also includes International Tilts Master Portfolio and Russell 1000® Index Master Portfolio.

[10]

Includes the purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio.

[11]

Excludes purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 13%, 20%, 14%, and 18% for the years ended December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, respectively.

[12]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.
178	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Total Investment Return
Total investment return	5.35%	[1]	10.17%		11.49%		1.96%		11.40%		23.21%

Ratios to Average Net Assets
Total expenses	0.54%	[2,3,4,5]	0.53%	[3,4,5]	0.53%	[6,7,8]	0.53%	[6,7,8]	0.59%	[6]	0.58%	[6]

Total expenses after fees waived	0.24%	[2,3,4,5]	0.23%	[3,4,5]	0.25%	[6,7,8]	0.25%	[6,7,8]	0.23%	[6]	0.23%	[6]

Net investment income[9]	2.13%	[2,3,4,5]	1.97%	[3,4,5]	2.30%	[6,7,8]	2.56%	[6,7,8]	2.45%	[6]	3.15%	[6]

Supplemental Data
Net assets, end of period (000)	$2,945,363		$2,831,270		$2,524,316		$2,358,583		$2,343,961		$1,779,673

Portfolio turnover	13%	[10]	19%	[10]	5%	[11]	5%	[11]	4%	[11]	6%	[11]

[1]	Aggregate total investment return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated fees waived of 0.02% for the six months ended June 30, 2014 and 0.03% for the year ended December 31, 2013.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03% and 0.03%, for the years ended December 31, 2012 and December 31, 2011, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for each of the years ended December 31, 2012 and December 31, 2011, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’ allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the six months ended June 30, 2014 and the year ended December 31, 2013, which also includes International Tilts Master Portfolio and Russell 1000® Index Master Portfolio.

[10]

Includes the purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio.

[11]

Excludes purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 15%, 23%, 13%, and 16% for the years ended December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, respectively.

179 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Total Investment Return
Total investment return	5.78%	[1]	14.16%		13.59%		(0.13)%		12.36%		26.27%

Ratios to Average Net Assets
Total expenses	0.54%	[2,3,4,5]	0.52%	[3,4,6]	0.53%	[7,8,9]	0.52%	[7,8,9]	0.57%	[7]	0.56%	[7]

Total expenses after fees waived	0.21%	[2,3,4,5]	0.20%	[3,4,6]	0.23%	[7,8,9]	0.22%	[7,8,9]	0.21%	[7]	0.20%	[7]

Net investment income[10]	2.17%	[2,3,4,5]	2.13%	[3,4,6]	2.37%	[7,8,9]	2.39%	[7,8,9]	2.34%	[7]	2.97%	[7]

Supplemental Data
Net assets, end of period (000)	$2,789,222		$2,651,481		$2,237,444		$2,014,111		$1,972,075		$1,433,256

Portfolio turnover	17%	[11]	22%	[11]	5%	[12]	7%	[12]	3%	[12]	7%	[12]

[1]	Aggregate total investment return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master allocated fees waived of 0.03% for the six months ended June 30, 2014 and 0.04% for the year ended December 31, 2013.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated expenses and/or net investment income.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated expenses and/or net investment income.

[7]

Includes the Lifepath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04% and 0.04%, for the years ended December 31, 2012 and December 31, 2011, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for each of the years ended December 31, 2012 and December 31, 2011, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’ allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the six months ended June 30, 2014 and the year ended December 31, 2013, which also includes International Tilts Master Portfolio and Russell 1000® Index Master Portfolio.

[11]

Includes the purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio.

[12]

Excludes purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 16%, 20%, 10%, and 13% for the years ended December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, respectively.

180	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Total Investment Return
Total investment return	6.12%	[1]	17.42%		15.23%		(1.88)%		13.21%		28.58%

Ratios to Average Net Assets
Total expenses	0.53%	[2,3,4,5]	0.51%	[3,4,6]	0.52%	[7,8,9]	0.52%	[7,8,9]	0.55%	[7]	0.55%	[7]

Total expenses after fees waived	0.19%	[2,3,4,5]	0.18%	[3,4,6]	0.21%	[7,8,9]	0.20%	[7,8,9]	0.19%	[7]	0.18%	[7]

Net investment income[10]	2.19%	[2,3,4,5]	2.26%	[3,4,6]	2.44%	[7,8,9]	2.24%	[7,8,9]	2.24%	[7]	2.82%	[7]

Supplemental Data
Net assets, end of period (000)	$2,166,539		$2,064,693		$1,701,257		$1,509,756		$1,519,203		$1,133,675

Portfolio turnover	19%	[11]	26%	[11]	4%	[12]	8%	[12]	4%	[12]	6%	[12]

[1]	Aggregate total investment return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series, and Russell 1000® Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, and Master Small Cap Index Series allocated fees waived of 0.03% for the six months ended June 30, 2014 and 0.05% for the year ended December 31, 2013.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% and 0.04%, for the years ended December 31, 2012 and December 31, 2011, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, for each of the years ended December 31, 2012 and December 31, 2011, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the six months ended June 30, 2014 and the year ended December 31, 2013, which also includes International Tilts Master Portfolio and Russell 1000® Index Master Portfolio.

[11]

Includes the purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio.

[12]

Excludes purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 14%, 20%, 9%, and 9% for the years ended December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.

181 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Concluded)

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Total Investment Return
Total Investment Return	6.33%	[1]	20.32%		16.55%		(3.28)%		13.93%		30.85%

Ratios to Average Net Assets
Total expenses	0.53%	[2,3,4,5]	0.53%	[3,4,6]	0.54%	[7,8,9]	0.53%	[7,8,9]	0.56%	[7]	0.59%	[7]

Total expenses after fees waived	0.18%	[2,3,4,5]	0.20%	[3,4,6]	0.21%	[7,8,9]	0.18%	[7,8,9]	0.17%		0.16%	[7]

Net investment income[10]	2.25%	[2,3,4,5]	2.46%	[3,4,6]	2.51%	[7,8,9]	2.18%	[7,8,9]	2.31%	[7]	2.84%	[7]

Supplemental Data
Net assets, end of period (000)	$421,929		$415,263		$267,851		$180,087		$119,391		$40,164

Portfolio turnover	24%	[11]	28%	[11]	5%	[12]	13%	[12]	5%	[12]	12%	[12]

[1]	Aggregate total investment return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio allocated fees waived of 0.04% for the six months ended June 30, 2014 and 0.06% for the year ended December 31, 2013.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%, although the ratio does include the LifePath Master Portfolio’s share of the allocated expenses and/or net investment income.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% and 0.05%, for the years ended December 31, 2012 and December 31, 2011, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.17% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’ allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha BondMaster Portfolio and Master Small Cap Index Series, except the six months ended June 30, 2014 and the year ended December 31, 2013, which also includes International Tilts Master Portfolio and Russell 1000® Index Master Portfolio.

[11]

Includes the purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio.

[12]

Excludes purchases or sales of the underlying funds and Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 15%, 19%, 12%, and 17% for the years ended December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.

182	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to five series of MIP: LifePath® Retirement Master Portfolio, LifePath 2020 Master Portfolio®, LifePath 2030 Master Portfolio®, LifePath 2040 Master Portfolio® and LifePath® 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”).

As of June 30, 2014, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio’s investment in the Active Stock Master Portfolios represented 22.2%, 28.3%, 32.3% and 35.7%, respectively, of net assets. LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio and LifePath 2030 Master Portfolio’s investment in CoreAlpha Bond Master Portfolio represented 52.1%, 42.5% and 29.6%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedule of Investments, should be read in conjunction with each LifePath Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the SEC’s website at http://www.sec.gov.

The LifePath Master Portfolios will generally invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, ACWI ex-U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of June 30, 2014, the LifePath Master Portfolios held interests in Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000® Index Master Portfolio as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	Interna- tional Tilts Master Portfolio	Master Small Cap Index Series	Russell 1000® Index Master Portfolio
LifePath Retirement Master Portfolio	9.98%	23.79%	9.49%	9.83%	3.22%
LifePath 2020 Master Portfolio	25.04%	35.07%	23.60%	15.29%	6.05%
LifePath 2030 Master Portfolio	30.25%	23.12%	30.34%	11.34%	9.33%
LifePath 2040 Master Portfolio	26.86%	11.96%	28.14%	6.90%	10.39%
LifePath 2050 Master Portfolio	5.78%	1.16%	6.28%	1.13%	2.53%

The LifePath Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The LifePath Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: U.S. GAAP defines fair value as the price the LifePath Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Master Portfolios determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the LifePath Master Portfolio for all financial instruments. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. The market value of the LifePath Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The LifePath Master Portfolios record their proportionate investment in the Underlying Master Portfolios at fair value which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-divided dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio, ACWI ex-U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000© Index Master Portfolio income, expenses and realized and unrealized gains and losses.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the LifePath Master Portfolios’ financial statement disclosures.

Other: Expenses directly related to a LifePath Master Portfolio are charged to that LifePath Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

3. Securities and Other Investments:

Securities Lending: Each LifePath Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each LifePath Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Master Portfolio and any additional required collateral is delivered to the LifePath Master Portfolio on the next business day. During the term of the loan, each LifePath Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of June 30, 2014, any securities on loan were collateralized by cash. The cash collateral investment, by the securities lending agent, BlackRock Institutional Trust Company., N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each LifePath Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the LifePath Master Portfolios can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral.

The following table is a summary of each LifePath Master Portfolio’s securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2014:

LifePath Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral received[1]	Net Amount
Barclays Capital, Inc.	$3,243,547	$(3,243,547)	—

LifePath 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral received[1]	Net Amount
Barclays Capital, Inc.	$9,952,890	$(9,952,890)	—

LifePath 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral received[1]	Net Amount
Barclays Capital, Inc.	$14,120,864	$(14,120,864)	—
J.P. Morgan Securities LLC	340,587	(340,587)	—

Total	$14,461,451	$(14,461,451)	—

LifePath 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral received[1]	Net Amount
Barclays Capital, Inc.	$13,077,260	$(13,077,260)	—

LifePath 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral received[1]	Net Amount
Barclays Capital, Inc.	$3,863,847	$(3,863,847)	—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral has been received in connection with securities lending agreements as follows:

LifePath Retirement Master Portfolio	$3,323,100
LifePath 2020 Master Portfolio	$10,197,000
LifePath 2030 Master Portfolio	$14,816,250
LifePath 2040 Master Portfolio	$13,398,000
LifePath 2050 Master Portfolio	$3,958,614

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Master Portfolios benefit from a borrower default indemnity provided by BlackRock, BlackRock’s indemnity allows for full replacement of the securities lent. Each LifePath Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

MIP, on behalf of the LifePath Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Master Portfolio. For such services, each LifePath Master Portfolio paid BFA a monthly fee based on a percentage of such LifePath Master Portfolio’s average daily net assets. Each LifePath Master Portfolio pays BFA at an annual rate of 0.35% of the average daily net assets of each respective LifePath Master Portfolio.

MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Master Portfolios.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Master Portfolios. BFA had contractually agreed to waive investment advisory fees charged to each LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BAL, from each affiliated investment company in which the LifePath Master Portfolios invest through April 30, 2015. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2024. The amounts of the waivers, if any, are shown as fees waived by Manager in the Statements of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Master Portfolio bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to the securities lending agreement effective February 1, 2014, each LifePath Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, each LifePath Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, each LifePath Master Portfolio retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income. The share of securities lending income earned by each LifePath Master Portfolio is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2014,

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

each LifePath Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

LifePath Retirement Master Portfolio	$5,839
LifePath 2020 Master Portfolio	$16,486
LifePath 2030 Master Portfolio	$17,570
LifePath 2040 Master Portfolio	$23,384
LifePath 2050 Master Portfolio	$2,941

Each LifePath Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

5. Purchases and Sales:

Purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios and excluding short-term securities for the six months ended June 30, 2014, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$150,553,588	$184,654,402
LifePath 2020 Master Portfolio	$360,668,309	$395,261,281
LifePath 2030 Master Portfolio	$438,357,378	$451,356,893
LifePath 2040 Master Portfolio	$392,020,740	$411,749,721
LifePath 2050 Master Portfolio	$95,549,367	$111,851,100

6. Income Tax Information:

Income Taxes: Each LifePath Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a LifePath Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the LifePath Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each LifePath Master Portfolio’s assets will be managed so an investor in the LifePath Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on each LifePath Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management has analyzed tax laws and regulations and their application to each LifePath Master Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

7. Bank Borrowings:

MIP, on behalf of the LifePath Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which a LifePath Master Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the LifePath Master Portfolios, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The LifePath Master Portfolios did not borrow under the credit agreement during the six months ended June 30, 2014.

8. Market and Credit Risk:

In the normal course of business, the LifePath Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the LifePath Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the LifePath Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the LifePath Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the LifePath Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The LifePath Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Master Portfolios.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor, on behalf of LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund.

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios and their interest holders. Among the matters the Board considered were: (a) investment performance of affiliated feeder funds that invest all of their investable assets in the corresponding Master Portfolio (each, a “representative feeder fund” and collectively, the “representative feeder funds”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Master Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each representative feeder fund as compared with a peer group of funds as

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

determined by Lipper1 and a Morningstar peer group selected by Morningstar; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2015. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios; (d) each representative feeder fund’s costs to investors compared to the costs of Expense Peers and each representative feeder fund’s performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the placement of Master Portfolio interests and securities lending, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Master Portfolio. Throughout the year, the Board compared each representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the pertinent representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio. BlackRock and its affiliates provide the Master Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio. In preparation for the April Meeting, the Board worked with its independent

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each representative feeder fund as compared to other funds in its applicable Lipper category and a Morningstar peer group selected by Morningstar. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and representative feeder fund, as applicable, throughout the year.

The Board noted that for each of the one-, three- and five-year periods reported, the representative feeder fund relating to LifePath Master Retirement Portfolio ranked in the third quartile against its Morningstar Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, each of the representative feeder funds relating to LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio ranked in the third, third and fourth quartiles, respectively, against its respective Morningstar Performance Universe.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each of the representative feeder funds. The Board and BlackRock reviewed and discussed the reasons for each representative feeder fund’s underperformance during these periods. With respect to each representative feeder fund, the Board was informed that, among other things, asset allocation was the primary driver of underperformance relative to the representative feeder fund’s Morningstar Performance Universe. Given each representative feeder fund’s more measured glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the one-, three- and five-year periods.

The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of each Master Portfolio/representative feeder fund and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of each Master Portfolio in seeking to improve the Master Portfolio’s/representative feeder fund’s performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios

The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding representative feeder fund’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each representative feeder fund’s total expense ratio, as well as each Master

Portfolio’s actual advisory fee rate, to those of other funds in the corresponding representative feeder fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Concluded)

The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that LifePath Retirement Master Portfolio’s contractual advisory fee rate ranked second out of two funds, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked second out of two funds and in the fourth quartile, respectively, relative to the representative feeder fund’s Expense Peers.

The Board also noted that the contractual advisory fee rate of each of LifePath 2020 Master Portfolio and LifePath 2030 Master Portfolio ranked in the third quartile, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked in the second and third quartiles, respectively, relative to the corresponding representative feeder fund’s Expense Peers. The Board determined that LifePath 2030 Master Portfolio’s corresponding representative feeder fund’s total expense ratio was appropriate in light of the median total expense ratio paid by the Portfolio’s Expense Peers.

The Board also noted that LifePath 2040 Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked second out of four funds and in the second quartile, respectively, relative to the representative feeder fund’s Expense Peers.

The Board also noted that LifePath 2050 Master Portfolio’s contractual advisory fee rate ranked in the third quartile, and that the actual advisory fee rate and the corresponding feeder fund’s total expense ratio ranked in the fourth and second quartiles, respectively, relative to the representative feeder fund’s Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock has contractually agreed to waive its advisory fee at the Master Portfolio level in an amount equal to the advisory and administration fees, if any, received by it or its affiliates from funds in which the Master Portfolio invests, and that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

8-2014

120-6345 b.13-CH AP2014/08/1446 Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     September 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     September 2, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     September 2, 2014